           As filed with the Securities and Exchange Commission on April 1, 2014

                                             1933 Act Registration No. 033-25990

                                             1940 Act Registration No. 811-03214

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      POST-EFFECTIVE AMENDMENT NO. 48 /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 135 /X/

                  Lincoln National Variable Annuity Account C
                           (Exact Name of Registrant)

                              Multi-Fund (Reg. TM)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Adam C. Ciongoli, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485

/ / on _____________, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on _____________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                 payment deferred variable annuity contracts.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                         MULTI-FUND(R) VARIABLE ANNUITY

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                             GROUP VARIABLE ANNUITY

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT Q
                      MULTI-FUND(R) GROUP VARIABLE ANNUITY


                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

               LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
                             GROUP VARIABLE ANNUITY


     Supplement dated April 1, 2014 to the Prospectus dated May 1, 2013, as supplemented

This Supplement outlines important changes that impact your variable annuity contract. All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Effective May 12, 2014, the following funds will be available as new investment options under your contract:

   - LVIP BlackRock Emerging Markets RPM Fund (Standard Class)
   - LVIP Columbia Small-Mid Cap Growth RPM Fund (Standard Class)
   - LVIP JPMorgan Mid Cap Value RPM Fund (Standard Class)
   - LVIP Templeton Growth RPM Fund (Standard Class)

THE FOLLOWING TABLE SHOWS THE EXPENSES CHARGED BY EACH FUND FOR THE YEAR ENDED DECEMBER 31, 2012 (as a percentage of each fund's average net assets):

                                                     OTHER                            TOTAL           TOTAL          TOTAL
                 MANAGEMENT        12b-1 FEES        EXPENSES          ACQUIRED       EXPENSES        CONTRACTUAL    EXPENSES
                 FEES (BEFORE      (BEFORE           (BEFORE ANY       FUND FEES      (BEFORE ANY     WAIVERS/       (AFTER ANY
                 ANY WAIVERS/      ANY WAIVERS/      WAIVERS/          AND EXPENSES   WAIVERS/        REIMBURSEMENTS WAIVERS/
                 REIMBURSEMENTS) + REIMBURSEMENTS) + REIMBURSEMENTS) + (AFFE)       = REIMBURSEMENTS) (IF ANY)       REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP BlackRock       0.55%             0.00%             0.45%             0.07%         1.07%           -0.20%          0.87%
Emerging Markets
RPM Fund(1)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Columbia
Small-Mid Cap        0.87%             0.00%             0.15%             0.00%         1.02%           -0.07%          0.95%
Growth RPM
Fund(2)
------------------------------------------------------------------------------------------------------------------------------------
LVIP JPMorgan Mid
Cap Value RPM        1.05%             0.00%             0.17%             0.00%         1.22%           -0.09%          1.13%
Fund(3)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Templeton       0.73%             0.00%             0.10%             0.00%         0.83%            0.00%          0.83%
Growth RPM Fund
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year and AFFE has been annualized. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.05% of the Fund's average daily net assets. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.80% of the Fund's average daily net assets. Both agreements will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(2) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% on the first $25 million of the Fund's average daily net assets and 0.05% on the next $50 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(3) Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.09% of the first $60 million of the Fund's average daily net assets. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.


INVESTMENTS OF THE VARIABLE ACCOUNT - DESCRIPTION OF THE FUNDS. This section outlines the investment objectives for the funds being added effective May 12, 2014. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

LVIP VARIABLE INSURANCE PRODUCTS TRUST, advised by Lincoln Investment Advisors Corporation

    - LVIP BlackRock Emerging Markets RPM Fund: To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility. (Sub-advised by BlackRock Investment Management, LLC)
    - LVIP Columbia Small-Mid Cap Growth RPM Fund: Long-term capital appreciation. (Sub-advised by Columbia Management Investment Advisers,
      LLC)
    - LVIP JPMorgan Mid Cap Value RPM Fund: Long-term capital appreciation. (Sub-advised by J.P. Morgan Investment Management Inc.)
    - LVIP Templeton Growth RPM Fund: Long-term capital growth. (Sub-advised by Templeton Investment Counsel, LLC)

THE FOLLOWING DISCUSSION APPLIES ONLY TO THE MULTI-FUND(R) CONTRACT UNDER LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C.

THE CONTRACTS - INVESTMENT REQUIREMENTS.

If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own and the date it was purchased. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective May 12, 2014. All other provisions of Investment Requirements remain unchanged.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 1: The LVIP BlackRock Emerging Markets RPM Fund, LVIP Columbia Small-Mid Cap Growth RPM Fund, LVIP JPMorgan Mid Cap Value RPM Portfolio, and LVIP Templeton Growth RPM Fund will be considered "Limited Subaccounts" as that term is described in your prospectus.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 2: The LVIP Columbia Small-Mid Cap Growth RPM Fund, LVIP JPMorgan Mid Cap Value RPM Portfolio, and LVIP Templeton Growth RPM Fund will be added to Group 2. The LVIP BlackRock Emerging Markets RPM Fund will be added to Group 3.

The following change applies to INVESTMENT REQUIREMENTS - OPTION 3: The LVIP Columbia Small-Mid Cap Growth RPM Fund, LVIP JPMorgan Mid Cap Value RPM Portfolio, and LVIP Templeton Growth RPM Fund will be added to Group 2. The LVIP BlackRock Emerging Markets RPM Fund will be added to Group 3.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                                 MULTI-FUND(R)


   Supplement dated April 1, 2014 to the Statement of Additional Information
                               dated May 1, 2013

This following discussion replaces in its entirety the INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM paragraph that appears in your Statement of Additional Information dated May 1, 2013. All other provisions of Statement of Additional Information remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln National Variable Annuity Account C as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our consolidated financial statements of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

              THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                      CONSOLIDATED FINANCIAL STATEMENTS
                         DECEMBER 31, 2013 AND 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Stockholder of
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2013 and 2012, and the related consolidated statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2013 and 2012, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP
                                                      Philadelphia,
                                                      Pennsylvania
                                                      April 1, 2014

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)


                                                                                                              AS OF DECEMBER 31,
                                                                                                           ------------------------
                                                                                                              2013          2012
                                                                                                           -----------  -----------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
     Fixed maturity securities (amortized cost: 2013 -- $75,585; 2012 -- $71,221)                          $    79,178  $    80,254
     Variable interest entities' fixed maturity securities (amortized cost: 2013 -- $682;
        2012 -- $677)                                                                                              697          708
     Equity securities (cost: 2013 -- $182; 2012 -- $137)                                                          201          157
   Trading securities                                                                                            2,190        2,437
   Mortgage loans on real estate                                                                                 7,029        6,792
   Real estate                                                                                                      26           39
   Policy loans                                                                                                  2,651        2,740
   Derivative investments                                                                                          617        2,263
   Other investments                                                                                             1,208        1,089
                                                                                                           -----------  -----------
        Total investments                                                                                       93,797       96,479
Cash and invested cash                                                                                             630        3,278
Deferred acquisition costs and value of business acquired                                                        8,859        6,732
Premiums and fees receivable                                                                                       424          382
Accrued investment income                                                                                        1,002          986
Reinsurance recoverables                                                                                         7,075        8,284
Reinsurance related embedded derivatives                                                                           159           --
Funds withheld reinsurance assets                                                                                  781          842
Goodwill                                                                                                         2,273        2,273
Other assets                                                                                                     5,373        3,751
Separate account assets                                                                                        117,135       95,373
                                                                                                           -----------  -----------
        Total assets                                                                                       $   237,508  $   218,380
                                                                                                           ===========  ===========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                                   $    17,627  $    18,415
Other contract holder funds                                                                                     73,530       71,615
Short-term debt                                                                                                     51           32
Long-term debt                                                                                                   2,600        1,925
Reinsurance related embedded derivatives                                                                            --          184
Funds withheld reinsurance liabilities                                                                           3,111        5,192
Deferred gain on business sold through reinsurance                                                                 297          124
Payables for collateral on investments                                                                           2,865        4,121
Variable interest entities' liabilities                                                                             27          128
Other liabilities                                                                                                5,421        4,702
Separate account liabilities                                                                                   117,135       95,373
                                                                                                           -----------  -----------
        Total liabilities                                                                                      222,664      201,811
                                                                                                           -----------  -----------
CONTINGENCIES AND COMMITMENTS (SEE NOTE 13)
STOCKHOLDER'S EQUITY
Common stock -- 10,000,000 shares authorized, issued and outstanding                                            10,636       10,620
Retained earnings                                                                                                2,778        2,089
Accumulated other comprehensive income (loss)                                                                    1,430        3,860
                                                                                                           -----------  -----------
        Total stockholder's equity                                                                              14,844       16,569
                                                                                                           -----------  -----------
           Total liabilities and stockholder's equity                                                      $   237,508  $   218,380
                                                                                                           ===========  ===========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                 ------------------------------
                                                                                                   2013       2012      2011
                                                                                                 ---------  ---------  --------
REVENUES
Insurance premiums                                                                               $  2,339   $  2,290   $ 2,017

Fee income                                                                                          3,882      3,540     3,228

Investment advisory fees                                                                              126         86        --

Net investment income                                                                               4,561      4,551     4,490

Realized gain (loss):

   Total other-than-temporary impairment losses on securities                                         (75)      (242)     (160)

   Portion of loss recognized in other comprehensive income                                            10        103        42

                                                                                                 ---------  ---------  --------
     Net other-than-temporary impairment losses on securities recognized in earnings                  (65)      (139)     (118)

     Realized gain (loss), excluding other-than-temporary impairment losses on securities             122         16      (132)

                                                                                                 ---------  ---------  --------
        Total realized gain (loss)                                                                     57       (123)     (250)

                                                                                                 ---------  ---------  --------
Amortization of deferred gain on business sold through reinsurance                                     69         77       110

Other revenues                                                                                        426        396       376

                                                                                                 ---------  ---------  --------
     Total revenues                                                                                11,460     10,817     9,971

                                                                                                 ---------  ---------  --------

EXPENSES
Interest credited                                                                                   2,468      2,424     2,444

Benefits                                                                                            3,613      2,939     2,204

Commissions and other expenses                                                                      3,526      3,838     3,938

Interest and debt expense                                                                              93        110       108

Impairment of intangibles                                                                              --         --       744

                                                                                                 ---------  ---------  --------
     Total expenses                                                                                 9,700      9,311     9,438

                                                                                                 ---------  ---------  --------
     Income (loss) before taxes                                                                     1,760      1,506       533

     Federal income tax expense (benefit)                                                             431        344       270

                                                                                                 ---------  ---------  --------
        Net income (loss)                                                                           1,329      1,162       263

        Other comprehensive income (loss), net of tax:

          Unrealized gain (loss) on available-for-sale securities                                  (2,355)     1,071     1,686

          Unrealized other-than-temporary impairment on available-for-sale securities                  27         (2)       23

          Unrealized gain (loss) on derivative instruments                                            (96)       (31)      146

          Funded status of employee benefit plans                                                      (6)         2        --

                                                                                                 ---------  ---------  --------
            Total other comprehensive income (loss), net of tax                                    (2,430)     1,040     1,855

                                                                                                 ---------  ---------  --------
               Comprehensive income (loss)                                                       $ (1,101)  $  2,202   $ 2,118

                                                                                                 =========  =========  ========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                               ---------------------------------
                                                                                                 2013        2012        2011
                                                                                               ---------  ----------  ----------
COMMON STOCK
Balance as of beginning-of-year                                                                $ 10,620   $  10,605   $  10,585

Stock compensation/issued for benefit plans                                                          16          15          10

Capital contribution from Lincoln National Corporation                                               --          --          10

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                            10,636      10,620      10,605

                                                                                               ---------  ----------  ----------

RETAINED EARNINGS
Balance as of beginning-of-year                                                                   2,089       1,532       2,069

Net income (loss)                                                                                 1,329       1,162         263

Dividends declared                                                                                 (640)       (605)       (800)

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             2,778       2,089       1,532

                                                                                               ---------  ----------  ----------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                                   3,860       2,820         965

Other comprehensive income (loss), net of tax                                                    (2,430)      1,040       1,855

                                                                                               ---------  ----------  ----------
            Balance as of end-of-year                                                             1,430       3,860       2,820

                                                                                               ---------  ----------  ----------
                Total stockholder's equity as of end-of-year                                   $ 14,844   $  16,569   $  14,957

                                                                                               =========  ==========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


                                                                                                     FOR THE YEARS ENDED
                                                                                                        DECEMBER 31,
                                                                                             -----------------------------------
                                                                                               2013         2012         2011
                                                                                             ----------  -----------  ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                            $   1,329   $    1,162   $     263

Adjustments to reconcile net income (loss) to net cash provided by (used in)
   operating activities:
   Deferred acquisition costs, value of business acquired, deferred sales inducements
     and deferred front-end loads deferrals and interest, net of amortization                     (539)        (283)       (151)

   Trading securities purchases, sales and maturities, net                                         131          202          86

   Change in premiums and fees receivable                                                          (42)          27         (75)

   Change in accrued investment income                                                             (16)         (37)        (45)

   Change in future contract benefits and other contract holder funds                             (232)      (1,277)      1,241

   Change in reinsurance related assets and liabilities                                             68        1,438         405

   Change in federal income tax accruals                                                           437          208         111

   Realized (gain) loss                                                                            (57)         123         250

   (Income) loss attributable to equity method investments                                         (86)        (125)        (90)

   Amortization of deferred gain on business sold through reinsurance                              (69)         (77)       (110)

   Impairment of intangibles                                                                        --           --         744

   Change in cash management agreement investment                                                  (29)        (359)         60

   Other                                                                                             1           53         (72)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) operating activities                                           896        1,055       2,617

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                     (11,002)     (11,021)    (10,359)

Sales of available-for-sale securities                                                             954        1,098       1,331

Maturities of available-for-sale securities                                                      5,952        5,757       5,055

Purchases of other investments                                                                  (2,481)      (2,112)     (4,434)

Sales or maturities of other investments                                                         2,494        2,009       2,784

Increase (decrease) in payables for collateral on investments                                   (1,256)         374       2,035

Proceeds (outflows) from reinsurance ceded, recaptured and novated                                 (22)          35         204

Other                                                                                              (95)        (130)       (114)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) investing activities                                        (5,456)      (3,990)     (3,498)

                                                                                             ----------  -----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of long-term debt                                                                         311           --          --

Increase (decrease) in short-term debt                                                              23           18          --

Deposits of fixed account values, including the fixed portion of variable                       10,466       10,667      10,925

Withdrawals of fixed account values, including the fixed portion of variable                    (5,230)      (5,618)     (4,976)

Transfers to and from separate accounts, net                                                    (3,001)      (2,091)     (2,324)

Common stock issued for benefit plans and excess tax benefits                                      (17)          (2)         (4)

Dividends paid to stockholder                                                                     (640)        (605)       (800)

                                                                                             ----------  -----------  ----------
     Net cash provided by (used in) financing activities                                         1,912        2,369       2,821

                                                                                             ----------  -----------  ----------
Net increase (decrease) in cash and invested cash                                               (2,648)        (566)      1,940

Cash and invested cash, as of beginning-of-year                                                  3,278        3,844       1,904

                                                                                             ----------  -----------  ----------
     Cash and invested cash, as of end-of-year                                               $     630   $    3,278   $   3,844

                                                                                             ==========  ===========  ==========


         See accompanying Notes to Consolidated Financial Statements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


NATURE OF OPERATIONS

The Lincoln National Life Insurance Company ("LNL" or the "Company," which also may be referred to as "we," "our" or "us"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Parent Company"), is domiciled in the state of Indiana. We own 100% of the outstanding common stock of one insurance company subsidiary, Lincoln Life & Annuity Company of New York ("LLANY"). We also own several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the U.S. and several U.S. territories. See Note 22 for additional information.

BASIS OF PRESENTATION

The accompanying consolidated financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The accompanying consolidated financial statements include the accounts of LNL and all other entities in which we have a controlling financial interest and any variable interest entities ("VIEs") in which we are the primary beneficiary. Entities in which we do not have a controlling financial interest and do not exercise significant management influence over the operating and financing decisions are reported using the equity method. All material inter-company accounts and transactions have been eliminated in consolidation.

Our involvement with VIEs is primarily to invest in assets that allow us to gain exposure to a broadly diversified portfolio of asset classes. A VIE is an entity that does not have sufficient equity to finance its own activities without additional financial support or where investors lack certain characteristics of a controlling financial interest. We assess our contractual, ownership or other interests in a VIE to determine if our interest participates in the variability the VIE was designed to absorb and pass onto variable interest holders. We perform an ongoing qualitative assessment of our variable interests in VIEs to determine whether we have a controlling financial interest and would therefore be considered the primary beneficiary of the VIE. If we determine we are the primary beneficiary of a VIE, we consolidate the assets and liabilities of the VIE in our consolidated financial statements.

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, stock-based incentive compensation, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our consolidated financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The consolidated financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT
Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

  - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
  - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
  - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.



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In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS
Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

  - Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
  - Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").
  - State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
  - Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.



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AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST
We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

  - The estimated range and average period until recovery;
  - The estimated range and average holding period to maturity;
  - Remaining payment terms of the security;
  - Current delinquencies and nonperforming assets of underlying collateral;
  - Expected future default rates;
  - Collateral value by vintage, geographic region, industry concentration or property type;
  - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
  - Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Consolidated Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.


When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

  - The current economic environment and market conditions;
  - Our business strategy and current business plans;
  - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
  - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
  - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
  - The capital risk limits approved by management; and
  - Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

  - Historical and implied volatility of the security;
  - Length of time and extent to which the fair value has been less than amortized cost;
  - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
  - Failure, if any, of the issuer of the security to make scheduled payments;
    and
  - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed

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maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
  - Fundamentals of the industry in which the issuer operates;
  - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
  - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
  - Expectations regarding defaults and recovery rates;
  - Changes to the rating of the security by a rating agency; and
  - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
  - Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
  - Susceptibility to fair value fluctuations for changes in the interest rate environment;
  - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
  - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
  - Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
  - Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

TRADING SECURITIES
Trading securities consist of fixed maturity and equity securities in designated portfolios, some of which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for the portfolios that support Modco and CFW reinsurance arrangements, including gains and losses from sales, are passed directly to the reinsurers pursuant to contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value and changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements, are recorded in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) as they occur.



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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


ALTERNATIVE INVESTMENTS
Alternative investments, which consist primarily of investments in limited partnerships ("LPs"), are included in other investments on our Consolidated Balance Sheets. We account for our investments in LPs using the equity method to determine the carrying value. Recognition of alternative investment income is delayed due to the availability of the related financial statements, which are generally obtained from the partnerships' general partners. As a result, our venture capital, real estate and oil and gas portfolios are generally on a three-month delay and our hedge funds are on a one-month delay. In addition, the impact of audit adjustments related to completion of calendar-year financial statement audits of the investees are typically received during the second quarter of each calendar year. Accordingly, our investment income from alternative investments for any calendar-year period may not include the complete impact of the change in the underlying net assets for the partnership for that calendar-year period.

PAYABLES FOR COLLATERAL ON INVESTMENTS
When we enter into collateralized financing transactions on our investments, a liability is recorded equal to the cash collateral received. This liability is included within payables for collateral on investments on our Consolidated Balance Sheets. Income and expenses associated with these transactions are recorded as investment income and investment expenses within net investment income on our Consolidated Statements of Comprehensive Income (Loss). Changes in payables for collateral on investments are reflected within cash flows from investing activities on our Consolidated Statements of Cash Flows.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Consolidated Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate

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enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS
Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

REAL ESTATE
Real estate includes both real estate held for the production of income and real estate held-for-sale. Real estate held for the production of income is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the estimated useful life of the asset. We periodically review properties held for the production of income for impairment. Properties whose carrying values are greater than their projected undiscounted cash flows are written down to estimated fair value, with impairment losses reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). The estimated fair value of real estate is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate classified as held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs at the time classified as held-for-sale. Real estate is not depreciated while it is classified as held-for-sale. Also, valuation allowances for losses are established, as appropriate, for real estate held-for-sale and any changes to the valuation allowances are reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss). Real estate acquired through foreclosure proceedings is recorded at fair value at the settlement date.

DERIVATIVE INSTRUMENTS
We hedge certain portions of our exposure to interest rate risk, foreign currency exchange risk, equity market risk and credit risk by entering into derivative transactions. All of our derivative instruments are recognized as either assets or liabilities on our Consolidated Balance Sheets at estimated fair value. We categorized derivatives into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique as discussed above in "Fair Value Measurement." The accounting for changes in the estimated fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument based upon the exposure being hedged: as a cash flow hedge or a fair value hedge.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated OCI and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in net income during the period of change in estimated fair values. For derivative instruments not designated as hedging instruments, but that are economic hedges, the gain or loss is recognized in net income.

We purchase and issue financial instruments and products that contain embedded derivative instruments. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value recognized in net income during the period of change.

We employ several different methods for determining the fair value of our derivative instruments. The fair value of our derivative contracts are measured based on current settlement values, which are based on quoted market prices, industry standard models that are commercially available and broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to measure the current fair market value of the derivative.

CASH AND INVESTED CASH
Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Acquisition costs directly related to successful contract acquisitions or renewals of universal life ("UL") insurance, variable UL ("VUL") insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Consolidated Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss). DSI amortization, excluding

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amounts reported in realized gain (loss), is reported in interest credited on our Consolidated Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years. Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Consolidated Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE
We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Consolidated Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of Modco agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test. The results of one test on one reporting unit cannot subsidize the results of another reporting unit. In Step 1 of the evaluation, the fair value of each reporting unit

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required. In Step 2, the implied fair value of goodwill is determined for the reporting unit. The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES
Other assets consist primarily of guaranteed living benefit ("GLB") reserves embedded derivatives, DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date, debt issue costs, other prepaid expenses and deferred losses on business sold through reinsurance. Other liabilities consist primarily of current and deferred taxes, pension and other employee benefit liabilities, derivative instrument liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date, interest on borrowed funds and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Consolidated Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years. Federal Communications Commission ("FCC") licenses acquired through business combinations are not amortized.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

We completed a reinsurance transaction in 2012 whereby we ceded a closed block of UL contracts with secondary guarantees to Lincoln National Reinsurance Company (Barbados) Limited ("LNBAR"), a wholly-owned subsidiary of LNC. We are recognizing the loss related to this transaction over a period of 30 years.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals

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
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 6, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 43 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.50%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2013 and 2012, participating policies comprised approximately 1% of the face amount of insurance in force, and dividend expenses were $62 million, $71 million and $79 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The fair value of our indexed annuity contracts is based on their approximate surrender values.

BORROWED FUNDS
LNL's short-term borrowings are defined as borrowings with contractual or expected maturities of one year or less. Long-term borrowings have contractual or expected maturities greater than one year.

DEFERRED GAIN ON BUSINESS SOLD THROUGH REINSURANCE
Our reinsurance operations were acquired by Swiss Re Life & Health America, Inc. ("Swiss Re") in December 2001 through a series of indemnity reinsurance transactions. We are recognizing the gain related to these transactions at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale.

We completed a reinsurance transaction in 2009 whereby we assumed a closed block of term contracts from First Penn-Pacific Life Insurance Company. We are recognizing the gain related to this transaction over a period of 15 years.

We completed reinsurance transactions in 2012 and 2013 whereby we ceded a closed block of UL contacts with secondary guarantees to LNBAR. We are recognizing the gains related to these transactions over a period of 30 years.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

FEE INCOME
Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Consolidated Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain
(loss) on our Consolidated Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS
Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the trading and AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

REALIZED GAIN (LOSS)
Realized gain (loss) on our Consolidated Statements of Comprehensive Income
(Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, gains and losses on the sale of subsidiaries and businesses and net gains and losses on reinsurance embedded derivatives and trading securities. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

OTHER REVENUES
Other revenues consists primarily of fees attributable to broker-dealer services recorded as earned at the time of sale, changes in the market value of our seed capital investments and communications sales recognized as earned, net of agency and representative commissions.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2011 through 2013 ranged from 1% to 10%.

BENEFITS
Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.


STOCK-BASED COMPENSATION
In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Consolidated Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

INTEREST AND DEBT EXPENSE
Interest expense on our short-term and long-term debt is recognized as due and any associated premiums, discounts, and costs are amortized (accreted) over the term of the related borrowing utilizing the effective interest method. In addition, gains or losses related to certain derivative instruments associated with debt are recognized in interest and debt expense during the period of the change.

INCOME TAXES
We file a U.S. consolidated income tax return with LNC and its eligible subsidiaries. Ineligible subsidiaries file separate individual corporate tax returns. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, we consider many factors, including: the nature and character of the deferred tax assets and liabilities; taxable income in prior carryback years; future reversals of temporary differences; the length of time carryovers can be utilized; and any tax planning strategies we would employ to avoid a tax benefit from expiring unused.



--------------------------------------------------------------------------------
2. NEW ACCOUNTING STANDARDS


ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards ("IFRS"). In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 requires an entity to provide enhanced disclosures about certain financial instruments and derivative instruments, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. We adopted the disclosure requirements of ASU 2011-11, after considering the scope clarification in ASU 2013-01, as of January 1, 2013, and have included the required disclosures for all comparative periods in Note 6.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


COMPREHENSIVE INCOME TOPIC
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. We adopted the disclosure requirements in ASU 2013-02 as of January 1, 2013, and have included the required disclosure in
Note 14.

DERIVATIVES AND HEDGING TOPIC
In July 2013, the FASB issued ASU No. 2013-10, "Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes" ("ASU 2013-10"), which permits the Fed Funds Effective Swap Rate to be used as a benchmark interest rate for hedge accounting purposes under the FASB ASC in addition to interest rates on direct Treasury obligations of the U.S. government and the LIBOR swap rate. We adopted the amendments in ASU 2013-10 prospectively for qualifying new or designated hedging relationships entered into, on, or after July 17, 2013. The adoption of ASU 2013-10 did not have an effect on our consolidated financial condition and results of operation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL SERVICES -- INVESTMENT COMPANIES TOPIC
In June 2013, the FASB issued ASU No. 2013-08, "Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. As a result of applying the new criteria in ASU 2013-08, an entity once considered an investment company may no longer meet the new criteria to be classified as such, and conversely, an entity not classified as an investment company under current GAAP may satisfy the criteria to be classified as such upon the adoption of ASU 2013-08. If an entity is no longer classified as an investment company, it must discontinue the application of investment company accounting guidance and present the change in status through a cumulative effect adjustment to the beginning balance of retained earnings in the period of adoption. If an entity becomes classified as an investment company, ASU 2013-08 should be applied prospectively with the effect of adoption recognized as an adjustment to opening net assets for the period of adoption. The amendments in ASU 2013-08 are effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application prohibited. We will adopt the requirements in ASU 2013-08 effective January 1, 2014, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.


INCOME TAXES TOPIC
In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11") in order to explicitly define the financial statement presentation requirements in GAAP. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in the ASU are effective prospectively for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application permitted. We will adopt the requirements of ASU 2013-11 effective January 1, 2014, and will include the new disclosure requirements in the notes to our consolidated financial statements.

INVESTMENTS -- EQUITY METHOD AND JOINT VENTURES
In January 2014, the FASB issued ASU No. 2014-01, "Accounting for Investments in Qualified Affordable Housing Projects" ("ASU 2014-01") in response to stakeholders' feedback that the presence of certain conditions in order to apply the effective yield method to investments in qualified affordable housing projects may be overly restrictive and could result in certain investments being accounted for under a method of accounting that may not fairly represent the economics of the investments. ASU 2014-01 allows entities to make an accounting policy election to account for investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The conditions in ASU 2014-01 have been modified from the current GAAP requirements allowing for the application of the effective yield method, to enable more entities to make use of the proportional amortization method. The decision to apply the proportional amortization method should be applied consistently to all investments in qualified affordable housing projects rather than on an individual investment basis. The amendments in this ASU are to be applied retrospectively for interim and annual reporting periods beginning after December 15, 2014; however, a reporting entity that uses the effective yield method to account for investments in qualified affordable housing projects before the date of adoption may continue to apply the effective yield method for those preexisting investments. We will adopt the requirements of ASU 2014-01 effective January 1, 2015, and are currently evaluating the impact of adoption on our consolidated financial condition and results of operations.

OTHER EXPENSES TOPIC
In July 2011, the FASB issued ASU No. 2011-06, "Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06") in order to address the question of how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act. The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year. If a fee payment is required in the applicable year, ASU 2011-06 requires the health insurer to record the liability in full with a corresponding deferred cost that is

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


2. NEW ACCOUNTING STANDARDS (CONTINUED)


amortized to expense using a straight-line method of allocation over the applicable year. The ASU indicates that the annual fee does not meet the definition of an acquisition cost in accordance with Topic 944 of the FASB ASC. The amendments in ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. We will adopt the requirements of ASU 2011-06 effective January 1, 2014. The amendments will not have a material effect on our consolidated financial condition and results of operations.



--------------------------------------------------------------------------------
3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS


REINSURANCE CEDED TO LNBAR
We completed reinsurance transactions during the second, third and fourth quarters of 2013 whereby we ceded blocks of business to LNBAR, a wholly-owned subsidiary of LNC, that resulted in the release of $196 million of capital previously supporting a portion of statutory reserves related to our UL/survivorship UL ("SUL") business. The following summarizes the effect of these transactions (in millions) on our Consolidated Balance Sheets as of December 31, 2013:

ASSETS
Cash and invested cash.......................................    $ (22)
Deferred acquisition costs and value of business
   acquired..................................................      (65)
Reinsurance recoverables.....................................       76
                                                                 ------
   Total assets..............................................    $ (11)
                                                                 ======
LIABILITIES
Other contract holder funds..................................    $  (7)
Deferred gain on business sold through reinsurance...........       18
Other liabilities............................................      (22)
                                                                 ------
   Total liabilities.........................................    $ (11)
                                                                 ======

We completed a reinsurance transaction during the fourth quarter of 2012 whereby we ceded a block of business to LNBAR that resulted in the release of $164 million of capital previously supporting a portion of statutory reserves related to our Duet/Legend business. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.....................................   $  (32)
Deferred acquisition costs and value of business
   acquired................................................     (148)
Reinsurance recoverables...................................      547
                                                              -------
   Total assets............................................   $  367
                                                              =======
LIABILITIES
Other contract holder funds................................   $  (44)
Deferred gain on business sold through reinsurance.........     (233)
Funds withheld reinsurance liabilities.....................      676
Other liabilities..........................................      (32)
                                                              -------
   Total liabilities.......................................   $  367
                                                              =======

REINSURANCE RECAPTURED FROM LNBAR
During fourth quarter 2012, we recaptured a block of secondary guaranteed UL business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2012:

ASSETS
Cash and invested cash......................................   $  119
Other assets................................................      (34)
                                                               -------
   Total assets.............................................   $   85
                                                               =======
LIABILITIES
Reinsurance related embedded derivatives....................   $   39
Other liabilities...........................................       45
                                                               -------
   Total liabilities........................................   $   84
                                                               =======
REVENUES AND EXPENSES
Benefits....................................................   $  290
Commissions and other expenses..............................     (289)
                                                               -------
   Net income (loss)........................................   $    1
                                                               =======

During fourth quarter 2011, we recaptured portions of business previously ceded to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income (Loss) as of and for the year ended December 31, 2011:

ASSETS
Cash.......................................................   $  204
Deferred acquisition costs.................................      243
                                                              -------
   Total assets............................................   $  447
                                                              =======
LIABILITIES
Future contract benefits...................................   $  613
Other contract holder funds................................       18
Funds withheld reinsurance liabilities.....................     (300)
Deferred gain on business sold through reinsurance.........      106
Other liabilities..........................................        4
                                                              -------
   Total liabilities.......................................   $  441
                                                              =======
REVENUES AND EXPENSES
Amortization of deferred gain on business
   sold through reinsurance:
Write-off of unamortized deferred gain.....................   $   34
Benefits...................................................      (24)
Federal income tax expense.................................       (4)
                                                              -------
   Net income..............................................   $    6
                                                              =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3. REINSURANCE CEDED, REINSURANCE RECAPTURED, REINSURANCE NOVATED, AND CAPITAL CONTRIBUTIONS (CONTINUED)



REINSURANCE NOVATED FROM LINCOLN REINSURANCE COMPANY OF VERMONT II ("LRCVII") TO LNBAR
During third quarter 2012, LRCVII novated SUL business to LNBAR. The following summarizes the effect of this transaction (in millions) on our Consolidated Balance Sheets as of December 31, 2012:

ASSETS
Cash and invested cash.......................................  $   (52)
                                                               --------
   Total assets..............................................  $   (52)
                                                               ========
LIABILITIES
Reinsurance related embedded derivatives.....................  $   (18)
Deferred gain on business sold through reinsurance...........        8
Long-term debt...............................................     (500)
Funds withheld reinsurance liabilities.......................      500
Other liabilities............................................      (16)
                                                               --------
   Total liabilities.........................................  $   (26)
                                                               ========
REVENUE AND EXPENSES
Net investment income........................................  $   (13)
Benefits.....................................................       13
                                                               --------
   Net Income................................................  $   (26)
                                                               ========



CAPITAL CONTRIBUTIONS
On December 30, 2011, LNC transferred ownership of Lincoln Investment Advisors Corporation ("LIAC") to LNL. In addition, LNC assumed certain liabilities from LNL during 2011 (reflected in "Other" in the table below). The following summarizes the effect of these capital contributions (in millions):

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                                 --------------------
                                                 2011          2011
                                                 -----         -----
                                                 LIAC          OTHER
                                                 -----         -----
Cash and invested cash......................      $ 1          $ --
Other assets................................        9            --
Other liabilities...........................       (5)            5
                                                 -----         -----
   Total(1).................................      $ 5          $  5
                                                 =====         =====

-------------
(1) Reported in capital contribution from LNC on our Consolidated Statements of Stockholder's Equity



--------------------------------------------------------------------------------
4. VARIABLE INTEREST ENTITIES


CONSOLIDATED VIES

CREDIT-LINKED NOTES ("CLNS")
We have invested in the Class 1 notes of two CLN structures, which represent special purpose trusts combining asset-backed securities with credit default swaps to produce multi-class structured securities. The CLN structures also include subordinated Class 2 notes, which are held by third parties, and, together with the Class 1 notes, represent 100% of the outstanding notes of the CLN structures. The entities that issued the CLNs are financed by the note holders, and, as such, the note holders participate in the expected losses and residual returns of the entities.

Because the note holders do not have voting rights or similar rights, we determined the entities issuing the CLNs are VIEs, and as a note holder, our interest represented a variable interest. We have the power to direct the most significant activity affecting the performance of both CLN structures, as we have the ability to actively manage the reference portfolios underlying the credit default swaps. In addition, we receive returns from the CLN structures and may absorb losses that could potentially be significant to the CLN structures. As such, we concluded that we are the primary beneficiary of the VIEs associated with the CLNs. We reflect the assets and liabilities on our Consolidated Balance Sheets and recognize the results of operations of these VIEs on our Consolidated Statements of Comprehensive Income (Loss).

As a result of consolidating the CLNs, we also consolidate the derivative instruments in the CLN structures. The credit default swaps create variability in the CLN structures and expose the note holders to the credit risk of the referenced portfolio. The contingent forward contracts transfer a portion of the loss in the underlying fixed maturity corporate asset-backed credit card loan securities back to the counterparty after credit losses reach our attachment point.

The following summarizes information regarding the CLN structures (dollars in millions) as of December 31, 2013:

                                               AMOUNT AND
                                            DATE OF ISSUANCE
                                       -----------------------------
                                           $400           $200
                                         DECEMBER         APRIL
                                           2006           2007
                                       --------------  -------------
Original attachment point
   (subordination)..................           5.50%          2.05%
Current attachment point
   (subordination)..................           4.17%          1.48%
Maturity............................     12/20/2016      3/20/2017
Current rating of tranche...........            BB+            Ba2
Current rating of underlying
   collateral pool..................         Aa1-B1       Aaa-Caa2
Number of defaults in underlying
   collateral pool..................              2              2
Number of entities..................            124             99
Number of countries.................             20             21

There has been no event of default on the CLNs themselves. Based upon our analysis, the remaining subordination as represented by the attachment point should be sufficient to absorb future credit losses, subject to changing market conditions. Similar to other debt market instruments, our maximum principal loss is limited to our original investment.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


The following summarizes the exposure of the CLN structures' underlying reference portfolios by industry and rating as of December 31, 2013:

                                                           AAA    AA       A     BBB     BB     B     CCC   TOTAL
                                                          -----  ------  -----  ------  -----  ----  -----  ------
INDUSTRY
Financial intermediaries..............................    0.0%    2.1%    6.7%   1.7%   0.0%   0.0%  0.0%    10.5%
Telecommunications....................................    0.0%    0.0%    4.0%   5.5%   1.5%   0.0%  0.0%    11.0%
Oil and gas...........................................    0.3%    2.1%    1.0%   4.6%   0.0%   0.0%  0.0%     8.0%
Utilities.............................................    0.0%    0.0%    2.6%   1.9%   0.0%   0.0%  0.0%     4.5%
Chemicals and plastics................................    0.0%    0.0%    2.3%   1.2%   0.3%   0.0%  0.0%     3.8%
Drugs.................................................    0.3%    2.2%    1.2%   0.0%   0.0%   0.0%  0.0%     3.7%
Retailers (except food and drug)......................    0.0%    0.0%    2.1%   0.9%   0.5%   0.0%  0.0%     3.5%
Industrial equipment..................................    0.0%    0.0%    2.6%   0.7%   0.0%   0.0%  0.0%     3.3%
Sovereign.............................................    0.0%    0.7%    1.2%   1.3%   0.0%   0.0%  0.0%     3.2%
Conglomerates.........................................    0.0%    2.3%    0.9%   0.0%   0.0%   0.0%  0.0%     3.2%
Forest products.......................................    0.0%    0.0%    0.0%   1.6%   1.4%   0.0%  0.0%     3.0%
Other.................................................    0.0%    4.1%   15.5%  17.1%   4.6%   0.7%  0.3%    42.3%
                                                          -----  ------  -----  ------  -----  ----  -----  ------
   Total..............................................    0.6%   13.5%   40.1%  36.5%   8.3%   0.7%  0.3%   100.0%
                                                          =====  ======  =====  ======  =====  ====  =====  ======


STATUTORY TRUST NOTE
In August 2011, we purchased a $100 million note issued by a statutory trust ("Issuer") in a private placement offering. The proceeds were used by the Issuer to purchase U.S. Treasury securities to be held as collateral assets supporting an excess mortality swap. Our maximum exposure to loss is limited to our original investment in the notes. We have concluded that the Issuer of the note is a VIE as the entity does not have sufficient equity to support its activities without additional financial support, and as a note holder, our interest represents a variable interest. In our evaluation of the primary beneficiary, we concluded that our economic interest was greater than our stated power. As a result, we concluded that we are the primary beneficiary of the VIE and consolidate all of the assets and liabilities of the Issuer on our Consolidated Balance Sheets as of August 1, 2011.

On December 16, 2013, the excess mortality swap underlying this VIE was terminated as a result of a cancellation event under the associated swap agreement. Subsequently, the U.S. government bonds were redeemed on January 6, 2014. The combination of these two events, under the direction of LNC and its counterparty, has provided for the dissolution of this VIE effective January 6, 2014.

Asset and liability information (dollars in millions) for the consolidated VIEs included on our Consolidated Balance Sheets was as follows:

                                                          AS OF DECEMBER 31, 2013                     AS OF DECEMBER 31, 2012
                                                  --------------------------------------     ---------------------------------------
                                                     NUMBER                                     NUMBER
                                                       OF          NOTIONAL     CARRYING          OF          NOTIONAL      CARRYING
                                                   INSTRUMENTS      AMOUNTS       VALUE       INSTRUMENTS      AMOUNTS        VALUE
                                                  ------------     --------     --------     ------------     --------     ---------
ASSETS
Fixed maturity securities:
   Asset-backed credit card loans..............        N/A          $  --         $ 595           N/A          $   --        $ 598
   U.S. government bonds.......................        N/A             --           102           N/A              --          110
Excess mortality swap..........................         --             --            --             1             100           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total assets(1)..........................         --          $  --         $ 697             1          $  100        $ 708
                                                  ------------     --------     --------     ------------     --------     ---------
LIABILITIES
Non-qualifying hedges:
   Credit default swaps........................          2          $ 600         $  27             2          $  600        $ 128
   Contingent forwards.........................          2             --            --             2              --           --
                                                  ------------     --------     --------     ------------     --------     ---------
      Total liabilities(2).....................          4          $ 600         $  27             4          $  600        $ 128
                                                  ============     ========     ========     ============     ========     =========

-------------
(1) Reported in variable interest entities' fixed maturity securities on our Consolidated Balance Sheets.
(2) Reported in variable interest entities' liabilities on our Consolidated Balance Sheets.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


4. VARIABLE INTEREST ENTITIES (CONTINUED)


For details related to the fixed maturity AFS securities for these VIEs, see
Note 5.

As described more fully in Note 1, we regularly review our investment holdings for OTTI. Based upon this review, we believe that the AFS fixed maturity securities were not other-than-temporarily impaired as of December 31, 2013.

The gains (losses) for the consolidated VIEs (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                              --------------------
                                              2013          2012
                                              -----         ------
NON-QUALIFYING HEDGES
Credit default swaps......................    $ 101         $ 166
Contingent forwards.......................       --            (3)
                                              -----         ------
   Total non-qualifying hedges(1).........    $ 101         $ 163
                                              =====         ======

-------------
(1) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).

UNCONSOLIDATED VIES

Through our investment activities, we make passive investments in structured securities issued by VIEs for which we are not the manager. These structured securities include our RMBS, CMBS, CLOs and CDOs. We have not provided financial or other support with respect to these VIEs other than our original investment. We have determined that we are not the primary beneficiary of these VIEs due to the relative size of our investment in comparison to the principal amount of the structured securities issued by the VIEs and the level of credit subordination that reduces our obligation to absorb losses or right to receive benefits. Our maximum exposure to loss on these structured securities is limited to the amortized cost for these investments. We recognize our variable interest in these VIEs at fair value on our Consolidated Balance Sheets. For information about these structured securities, see Note 5.

We invest in certain LPs that operate qualified affordable housing projects that we have concluded are VIEs. We receive returns from the LPs in the form of income tax credits that are guaranteed by creditworthy third parties, and our exposure to loss is limited to the capital we invest in the LPs. We are not the primary beneficiary of these VIEs as we do not have the power to direct the most significant activities of the LPs. Our maximum exposure to loss was $77 million and $92 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
5. INVESTMENTS


AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                                                                AS OF DECEMBER 31, 2013
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  65,423   $ 4,247    $ 1,141   $  88    $ 68,441
U.S. government bonds........................................................           314        25         14      --         325
Foreign government bonds.....................................................           498        45          1      --         542
RMBS.........................................................................         3,939       244          9      30       4,144
CMBS.........................................................................           686        33          4      17         698
CLOs.........................................................................           232        --          1       6         225
State and municipal bonds....................................................         3,549       302         27      --       3,824
Hybrid and redeemable preferred securities...................................           944        86         51      --         979
VIEs' fixed maturity securities..............................................           682        15         --      --         697
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        76,267     4,997      1,248     141      79,875
Equity securities............................................................           182        19         --      --         201
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  76,449   $ 5,016    $ 1,248   $ 141    $ 80,076
                                                                                 ==========   =======    =======   =====    ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                                AS OF DECEMBER 31, 2012
                                                                                 ---------------------------------------------------
                                                                                  AMORTIZED        GROSS UNREALIZED           FAIR
                                                                                              --------------------------
                                                                                    COST        GAINS    LOSSES     OTTI      VALUE
                                                                                 ----------   -------    -------   -----    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................................................     $  59,127   $ 7,977    $   216   $ 104    $ 66,784
U.S. government bonds........................................................           339        54         --      --         393
Foreign government bonds.....................................................           549        91         --      --         640
RMBS.........................................................................         5,494       449          3      57       5,883
CMBS.........................................................................           925        63         14      19         955
CLOs.........................................................................           189         2          3       8         180
State and municipal bonds....................................................         3,455       795          7      --       4,243
Hybrid and redeemable preferred securities...................................         1,143       103         70      --       1,176
VIEs' fixed maturity securities..............................................           677        31         --      --         708
                                                                                 ----------   -------    -------   -----    --------
      Total fixed maturity securities........................................        71,898     9,565        313     188      80,962
Equity securities............................................................           137        22          2      --         157
                                                                                 ----------   -------    -------   -----    --------
         Total AFS securities................................................     $  72,035   $ 9,587    $   315   $ 188    $ 81,119
                                                                                 ==========   =======    =======   =====    ========

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2013, were as follows:

                                                                                     AMORTIZED       FAIR
                                                                                       COST          VALUE
                                                                                     ---------    ---------
Due in one year or less.........................................................     $  2,481      $  2,550
Due after one year through five years...........................................       14,097        15,229
Due after five years through ten years..........................................       24,400        25,312
Due after ten years.............................................................       30,432        31,717
                                                                                     ---------    ---------
   Subtotal.....................................................................       71,410        74,808
                                                                                     ---------    ---------
MBS.............................................................................        4,625         4,842
CLOs............................................................................          232           225
                                                                                     ---------    ---------
      Total fixed maturity AFS securities.......................................     $ 76,267      $ 79,875
                                                                                     =========    =========

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                    AS OF DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $  16,620     $ 1,004     $  1,233      $ 225       $ 17,853      $ 1,229
U.S. government bonds.................................          151          14           --         --            151           14
Foreign government bonds..............................           69           1           --         --             69            1
RMBS..................................................          455          15          259         24            714           39
CMBS..................................................          109           7           43         14            152           21
CLOs..................................................          136           3           50          4            186            7
State and municipal bonds.............................          359          20           24          7            383           27
Hybrid and redeemable preferred securities............           58           6          195         45            253           51
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity AFS securities.............    $  17,957     $ 1,070     $  1,804      $ 319       $ 19,761      $ 1,389
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                        1,449
                                                                                                                          ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



                                                                                    AS OF DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        -------------------------   ----------------------   -----------------------
                                                                         GROSS                     GROSS                     GROSS
                                                                      UNREALIZED                UNREALIZED                UNREALIZED
                                                            FAIR      LOSSES AND      FAIR      LOSSES AND      FAIR      LOSSES AND
                                                            VALUE        OTTI         VALUE        OTTI         VALUE        OTTI
                                                        -----------   -----------   --------   -----------    --------    ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $   2,814     $   142     $    918      $ 178       $  3,732      $   320
RMBS..................................................          253          36          196         24            449           60
CMBS..................................................           63          16          104         17            167           33
CLOs..................................................           10           8           53          3             63           11
State and municipal bonds.............................           64           1           24          6             88            7
Hybrid and redeemable preferred securities............           71           3          281         67            352           70
                                                        -----------   -----------   --------   -----------    --------    ----------
      Total fixed maturity securities.................        3,275         206        1,576        295          4,851          501
Equity securities.....................................            7           2           --         --              7            2
                                                        -----------   -----------   --------   -----------    --------    ----------
         Total AFS securities.........................    $   3,282     $   208     $  1,576      $ 295       $  4,858      $   503
                                                        ===========   ===========   ========   ===========    ========    ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                          617
                                                                                                                          ==========

For information regarding our investments in VIEs, see Note 4.

We perform detailed analysis on the AFS securities backed by pools of residential and commercial mortgages that are most at risk of impairment based on factors discussed in Note 1. Selected information for these securities in a gross unrealized loss position (in millions) was as follows:

                                                                                                 AS OF DECEMBER 31, 2013
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,198       $ 1,087         $ 111
AFS securities backed by pools of commercial mortgages.............................           193           169            24
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,391       $ 1,256         $ 135
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $    871       $   774         $  97
AFS securities backed by pools of commercial mortgages.............................            29            23             6
                                                                                        ----------      -------      ----------
   Total...........................................................................      $    900       $   797         $ 103
                                                                                        ==========      =======      ==========

                                                                                                 AS OF DECEMBER 31, 2012
                                                                                        ---------------------------------------
                                                                                         AMORTIZED       FAIR        UNREALIZED
                                                                                           COST          VALUE          LOSS
                                                                                        ----------      -------      ----------
TOTAL
AFS securities backed by pools of residential mortgages............................      $  1,128       $   935         $ 193
AFS securities backed by pools of commercial mortgages.............................           225           183            42
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,353       $ 1,118         $ 235
                                                                                        ==========      =======      ==========
SUBJECT TO DETAILED ANALYSIS
AFS securities backed by pools of residential mortgages............................      $  1,119       $   926         $ 193
AFS securities backed by pools of commercial mortgages.............................            52            36            16
                                                                                        ----------      -------      ----------
   Total...........................................................................      $  1,171       $   962         $ 209
                                                                                        ==========      =======      ==========

For the years ended December 31, 2013 and 2012, we recorded OTTI for AFS securities backed by pools of residential and commercial mortgages of $21 million and $103 million, pre-tax, respectively, and before associated amortization expense for DAC, VOBA, DSI and DFEL, of which $ (46) million and $
(45) million, respectively, was recognized in OCI and $67 million and $148 million, respectively, was recognized in net income (loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                                                  AS OF DECEMBER 31, 2013
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $   1     $   --      $  --            4
Six months or greater, but less than nine months..................................         7          3         --            1
Nine months or greater, but less than twelve months...............................        56         18         --            4
Twelve months or greater..........................................................       340         89         81           92
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 404     $  110      $  81          101
                                                                                       =====     ======      =====     =============

                                                                                                  AS OF DECEMBER 31, 2012
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE     LOSSES      OTTI      SECURITIES(1)
                                                                                       -----     ------      -----     -------------
Less than six months..............................................................     $  34     $    9      $   1           14
Nine months or greater, but less than twelve months...............................        15         10         --            3
Twelve months or greater..........................................................       385        175        125          131
                                                                                       -----     ------      -----     -------------
   Total..........................................................................     $ 434     $  194      $ 126          148
                                                                                       =====     ======      =====     =============

--------------
(1) We may reflect a security in more than one aging category based on various purchase dates.


We regularly review our investment holdings for OTTI. Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $886 million for the year ended December 31, 2013. As discussed further below, we believe the unrealized loss position as of December 31, 2013, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2013, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2013, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2013, the unrealized losses associated with our MBS and CLOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each security.

As of December 31, 2013, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012      2011
                                           -------  --------  ------
Balance as of beginning-of-year..........  $  402   $   380   $ 309
   Increases attributable to:
      Credit losses on securities for
        which an OTTI was not
        previously recognized............      37        98      54
      Credit losses on securities for
        which an OTTI was
        previously recognized............      40        59      68
   Decreases attributable to:
      Securities sold....................    (101)     (135)    (51)
                                           -------  --------  ------
        Balance as of end-of-year........  $  378   $   402   $ 380
                                           =======  ========  ======

During 2013, 2012 and 2011, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

  - Failure of the issuer of the security to make scheduled payments;
  - Deterioration of creditworthiness of the issuer;
  - Deterioration of conditions specifically related to the security;
  - Deterioration of fundamentals of the industry in which the issuer operates; and
  - Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.



Details of the amount of credit loss of OTTI recognized in net income (loss) for which a portion related to other factors was recognized in OCI (in millions), were as follows:

                                                                                               AS OF DECEMBER 31, 2013
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 252      $ 18       $  48      $ 222     $ 126
RMBS.......................................................................         513        17          17        513       175
CMBS.......................................................................          34         3          12         25        77
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 799      $ 38       $  77      $ 760     $ 378
                                                                                ==========   ======  ==========    ======   ========

                                                                                               AS OF DECEMBER 31, 2012
                                                                                ----------------------------------------------------
                                                                                                   GROSS UNREALIZED          OTTI IN
                                                                                             ----------------------------
                                                                                 AMORTIZED           LOSSES AND     FAIR     CREDIT
                                                                                   COST       GAINS     OTTI        VALUE    LOSSES
                                                                                ----------   ------  ----------    ------   --------
Corporate bonds............................................................       $ 285      $  4       $  95      $ 194     $  99
RMBS.......................................................................         588        20          38        570       219
CMBS.......................................................................          39         1          16         24        84
                                                                                ----------   ------  ----------    ------   --------
   Total...................................................................       $ 912      $ 25       $ 149      $ 788     $ 402
                                                                                ==========   ======  ==========    ======   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


TRADING SECURITIES

Trading securities at fair value (in millions) consisted of the following:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                --------    --------
FIXED MATURITY SECURITIES:
Corporate bonds..............................   $  1,683    $  1,817
U.S. government bonds........................        272         310
Foreign government bonds.....................         24          32
RMBS.........................................        152         188
CMBS.........................................          7          17
CLOs.........................................          2           4
State and municipal bonds....................         20          25
Hybrid and redeemable preferred
   securities................................         30          42
                                                --------    --------
      Total fixed maturity securities........      2,190       2,435
Equity Securities............................         --           2
                                                --------    --------
        Total trading securities.............   $  2,190    $  2,437
                                                ========    ========

The portion of the market adjustment for gains (losses) that relate to trading securities still held as of December 31, 2013, 2012 and 2011, was $(166) million, $53 million and $115 million, respectively.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in California and Texas, which accounted for 32% and 31% of mortgage loans on real estate as of December 31, 2013 and 2012, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

                                                 AS OF DECEMBER 31,
                                                ---------------------
                                                  2013        2012
                                                ---------   ---------
Current......................................   $  7,026    $  6,791
Valuation allowance associated with
   impaired mortgage loans on
   real estate...............................         (3)         (6)
Unamortized premium (discount)...............          6           7
                                                ---------   ---------
   Total carrying value......................   $  7,029    $  6,792
                                                =========   =========



The number of impaired mortgage loans on real estate, each of which had an associated specific valuation allowance, and the carrying value of impaired mortgage loans on real estate (dollars in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Number of impaired mortgage loans
   on real estate...........................       3              4
                                                =====          =====
Principal balance of impaired mortgage
   loans on real estate.....................    $ 27           $ 38
Valuation allowance associated with
   impaired mortgage loans on
   real estate..............................      (3)            (6)
                                                -----          -----
   Carrying value of impaired
      mortgage loans on real estate.........    $ 24           $ 32
                                                =====          =====

The changes in the valuation allowance associated with impaired mortgage loans on real estate (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                2013           2012
                                                -----          -----
Balance as of beginning-of-year..............    $ 6            $ 3
   Additions.................................      3              4
   Charge-offs, net of recoveries............     (6)            (1)
                                                -----          -----
      Balance as of end-of-year..............    $ 3            $ 6
                                                =====          =====

The average carrying value on the impaired mortgage loans on real estate (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -----------------------
                                           2013      2012     2011
                                           -----    -----     ----
Average carrying value for
   impaired mortgage loans on
   real estate..........................   $ 30      $ 17     $ 15
Interest income recognized on
   impaired mortgage loans on
   real estate..........................      2         1        1
Interest income collected on
   impaired mortgage loans on
   real estate..........................      2         1        1

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

                                                            AS OF DECEMBER 31, 2013                    AS OF DECEMBER 31, 2012
                                                     -------------------------------------     -------------------------------------
                                                                                    DEBT-                                     DEBT-
                                                                                   SERVICE                                   SERVICE
                                                     PRINCIPAL        % OF        COVERAGE      PRINCIPAL       % OF        COVERAGE
                                                      AMOUNT          TOTAL         RATIO        AMOUNT         TOTAL         RATIO
                                                     ---------     ---------     ---------     ----------     --------      --------
Less than 65%.....................................    $ 5,892        83.9%          1.79        $  5,526        81.3%         1.68
65% to 74%........................................        736        10.4%          1.42             869        12.8%         1.39
75% to 100%.......................................        363         5.2%          0.83             350         5.2%         0.82
Greater than 100%.................................         35         0.5%          0.78              46         0.7%         0.79
                                                     ---------     ---------                   ----------     --------
   Total mortgage loans on real estate............    $ 7,026       100.0%                      $  6,791       100.0%
                                                     =========     =========                   ==========     ========



ALTERNATIVE INVESTMENTS

As of December 31, 2013 and 2012, alternative investments included investments in 121 and 98 different partnerships, respectively, and the portfolio represented approximately 1% of our overall invested assets.

NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                   --------------------------------
                                     2013        2012        2011
                                   ---------   ---------   --------
Fixed maturity AFS
   securities...................    $ 3,876    $  3,813    $ 3,724
Equity AFS securities...........          6           6          5
Trading securities..............        130         138        145
Mortgage loans on
   real estate..................        377         381        392
Real estate.....................          5          11         18
Standby real estate equity
   commitments..................         --          --          1
Policy loans....................        153         163        161
Invested cash...................          3           4          3
Commercial mortgage loan
   prepayment and bond
   make-whole premiums..........        107          39         75
Alternative investments.........         86         125         90
Consent fees....................          4           3          3
Other investments...............          4          (5)        --
                                   ---------   ---------   --------
   Investment income............      4,751       4,678      4,617
Investment expense..............       (190)       (127)      (127)
                                   ---------   ---------   --------
      Net investment income.....    $ 4,561    $  4,551    $ 4,490
                                   =========   =========   ========



REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
Fixed maturity AFS securities:
   Gross gains....................    $  20      $   14     $   84
   Gross losses...................      (89)       (187)      (218)
Equity AFS securities:
   Gross gains....................        8           1         10
   Gross losses...................       (2)         (9)        --
Gain (loss) on other
   investments....................        6          15         27
Associated amortization of
   DAC, VOBA, DSI and DFEL
   and changes in other
   contract holder funds..........      (27)          2         (9)
                                      ------     -------    -------
      Total realized gain (loss)
        related to certain
        investments...............    $ (84)     $ (164)    $ (106)
                                      ======     =======    =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)



Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012       2011
                                      ------     -------    -------
OTTI RECOGNIZED IN
   NET INCOME (LOSS)
Fixed maturity securities:
   Corporate bonds................    $ (34)     $  (62)    $  (13)
   RMBS...........................      (28)        (50)       (76)
   CMBS...........................      (14)        (47)       (56)
   CLOs...........................       (1)         (2)        (1)
   Hybrid and redeemable
      preferred securities........       --          --         (2)
                                      ------     -------    -------
      Total fixed maturity
        securities................      (77)       (161)      (148)
Equity securities.................       (1)         (8)        --
                                      ------     -------    -------
        Gross OTTI recognized
           in net income (loss)...      (78)       (169)      (148)
        Associated amortization
           of DAC, VOBA, DSI,
           and DFEL...............       13          30         30
                                      ------     -------    -------
           Net OTTI recognized
              in net income
              (loss), pre-tax.....    $ (65)     $ (139)    $ (118)
                                      ======     =======    =======
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI......    $  11      $  118     $   54
Change in DAC, VOBA,
   DSI and DFEL...................       (1)        (15)       (12)
                                      ------     -------    -------
   Net portion of OTTI
      recognized in OCI, pre-tax..    $  10      $  103     $   42
                                      ======     =======    =======

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CLOS
As of December 31, 2013 and 2012, we reviewed our corporate bond and CLO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.



Credit ratings express opinions about the credit quality of a security. Securities rated investment grade, that is those rated BBB- or higher by Standard & Poor's ("S&P") Rating Services or Baa3 or higher by Moody's Investors Service ("Moody's"), are generally considered by the rating agencies and market participants to be low credit risk. As of December 31, 2013 and 2012, 96% of the fair value of our corporate bond portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our corporate bond portfolio rated below investment grade had an amortized cost of $2.9 billion, and a fair value of $2.9 billion. As of December 31, 2013 and 2012, 94% and 93%, respectively, of the fair value of our CLO portfolio was rated investment grade. As of December 31, 2013 and 2012, the portion of our CLO portfolio rated below investment grade had an amortized cost of $16 million and $21 million, respectively, and fair value of $13 million. Based upon the analysis discussed above, we believed as of December 31, 2013 and 2012, that we would recover the amortized cost of each investment grade corporate bond and CLO security.

DETERMINATION OF CREDIT LOSSES ON MBS
As of December 31, 2013 and 2012, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions. With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


5. INVESTMENTS (CONTINUED)


PAYABLES FOR COLLATERAL ON INVESTMENTS

The carrying value of the payables for collateral on investments (in millions) included on our Consolidated Balance Sheets and the fair value of the related investments or collateral consisted of the following:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                  CARRYING         FAIR      CARRYING         FAIR
                                                                                    VALUE          VALUE       VALUE          VALUE
                                                                                  ---------       -------   ---------       --------
Collateral payable held for derivative investments(1)...........................   $   264        $   264    $ 2,507        $  2,507
Securities pledged under securities lending agreements(2).......................       184            178        197             189
Securities pledged under repurchase agreements(3)...............................       530            553        280             294
Securities pledged for Term Asset-Backed Securities Loan Facility ("TALF")(4)...        36             49         37              52
Investments pledged for Federal Home Loan Bank of Indianapolis
   ("FHLBI")(5).................................................................     1,851          3,127      1,100           1,936
                                                                                  ---------       -------   ---------       --------
   Total payables for collateral on investments.................................   $ 2,865        $ 4,171    $ 4,121        $  4,978
                                                                                  =========       =======   =========       ========

-------------
(1) We obtain collateral based upon contractual provisions with our counterparties. These agreements take into consideration the counterparties' credit rating as compared to ours, the fair value of the derivative investments and specified thresholds that if exceeded result in the receipt of cash that is typically invested in cash and invested cash. See Note 6 for additional information.
(2) Our pledged securities under securities lending agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We generally obtain collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. We value collateral daily and obtain additional collateral when deemed appropriate. The cash received in our securities lending program is typically invested in cash and invested cash or fixed maturity AFS securities.
(3) Our pledged securities under repurchase agreements are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount equal to 95% of the fair value of the securities, and our agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received in our repurchase program is typically invested in fixed maturity AFS securities.
(4) Our pledged securities for TALF are included in fixed maturity AFS securities on our Consolidated Balance Sheets. We obtain collateral in an amount that has typically averaged 90% of the fair value of the TALF securities. The cash received in these transactions is invested in fixed maturity AFS securities.
(5) Our pledged investments for FHLBI are included in fixed maturity AFS securities and mortgage loans on real estate on our Consolidated Balance Sheets. The collateral requirements are generally 105% to 115% of the fair value for fixed maturity AFS securities and 155% to 175% of the fair value for mortgage loans on real estate. The cash received in these transactions is primarily invested in cash and invested cash or fixed maturity AFS securities.


For information related to balance sheet offsetting of our securities lending and repurchase agreements, see Note 6.

Increase (decrease) in payables for collateral on investments (in millions) included on the Consolidated Statements of Cash Flows consisted of the following:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    -------------------------------
                                      2013        2012       2011
                                    ---------   --------   --------
Collateral payable held for
   derivative investments........   $ (2,243)   $  (487)   $ 2,141
Securities pledged under
   securities lending
   agreements....................        (13)        (3)         1
Securities pledged under
   repurchase agreements.........        250         --         --
Securities pledged for TALF......         (1)      (136)      (107)
Investments pledged for
   FHLBI.........................        751      1,000         --
                                    ---------   --------   --------
   Total increase (decrease) in
      payables for collateral on
      investments................   $ (1,256)   $   374    $ 2,035
                                    =========   ========   ========



INVESTMENT COMMITMENTS

As of December 31, 2013, our investment commitments were $868 million, which included $411 million of LPs, $372 million of private placement securities and $85 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2013 and 2012, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $2.5 billion and $3.6 billion, or 3% and 4%, respectively, of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $1.7 billion and $2.2 billion, respectively, or 2% of our invested assets portfolio. These investments are included in corporate bonds in the tables above.

As of December 31, 2013 and 2012, our most significant investments in one industry were our investment securities in the electric industry with a fair value of $8.5 billion and $8.4 billion, respectively, or 9% of our invested assets portfolio, and our investment securities in the banking industry with a fair value of $4.8 billion and $5.3 billion, respectively, or 5% of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
6. DERIVATIVE INSTRUMENTS


We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk, default risk, basis risk and credit risk. We assess these risks by continually identifying and monitoring changes in our exposures that may adversely affect expected future cash flows and by evaluating hedging opportunities.

Derivative activities are monitored by various management committees. The committees are responsible for overseeing the implementation of various hedging strategies that are developed through the analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are incorporated into our overall risk management strategies.

See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. See Note 21 for additional disclosures related to the fair value of our derivative instruments and Note 4 for derivative instruments related to our consolidated VIEs.

INTEREST RATE CONTRACTS

We use derivative instruments as part of our interest rate risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CONSUMER PRICE INDEX SWAPS
We use consumer price index swaps to hedge the liability exposure on certain options in fixed annuity products. Consumer price index swaps are contracts entered into at no cost and whose payoff is the difference between the consumer price index inflation rate and the fixed-rate determined as of inception.

FORWARD-STARTING INTEREST RATE SWAPS
We use forward-starting interest rate swaps designated and qualifying as cash flow hedges to hedge our exposure to interest rate fluctuations related to the forecasted purchase of certain assets and liabilities.

INTEREST RATE CAP AGREEMENTS
We use interest rate cap agreements to provide a level of protection from the effect of rising interest rates to economically hedge certain life insurance products and annuity contracts. Interest rate cap agreements entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate, multiplied by the notional amount divided by four.

INTEREST RATE CAP CORRIDORS
We use interest rate cap corridors to provide a level of protection from the effect of rising interest rates for certain life insurance products and annuity contracts. Interest rate cap corridors involve purchasing an interest rate cap at a specific cap rate and selling an interest rate cap with a higher cap rate. For each corridor, the amount of quarterly payments, if any, is determined by the rate at which the underlying index rate resets above the original capped rate. The corridor limits the benefit the purchaser can receive as the related interest rate index rises above the higher capped rate. There is no additional liability to us other than the purchase price associated with the interest rate cap corridor.

INTEREST RATE FUTURES
We use interest rate futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

INTEREST RATE SWAP AGREEMENTS
We use interest rate swap agreements to hedge the liability exposure on certain options in variable annuity products.

We also use interest rate swap agreements designated and qualifying as cash flow hedges. These instruments either hedge the interest rate risk of floating-rate bond coupon payments by replicating a fixed-rate bond, or hedge our exposure to fixed-rate bond coupon payments and the change in the underlying asset values as interest rates fluctuate.

Finally, we use interest rate swap agreements designated and qualifying as fair value hedges to hedge against changes in the value of anticipated transactions and commitments as interest rates fluctuate.

REVERSE TREASURY LOCKS
We use reverse treasury locks designated and qualifying as cash flow hedges to hedge the interest rate exposure related to the purchase of fixed-rate securities or the anticipated future cash flows of floating-rate fixed maturity securities due to changes in interest rates. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY CONTRACTS

We use derivative instruments as part of our foreign currency risk management strategy. These instruments are economic hedges unless otherwise noted and include:

CURRENCY FUTURES
We use currency futures to hedge foreign exchange risk associated with certain options in variable annuity products. Currency futures exchange one currency for another at a specified date in the future at a specified exchange rate.

FOREIGN CURRENCY SWAPS
We use foreign currency swaps designated and qualifying as cash flow hedges, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


EQUITY MARKET CONTRACTS

We use derivative instruments as part of our equity market risk management strategy that are economic hedges and include:

CALL OPTIONS BASED ON THE S&P 500 INDEX(R) ("S&P 500")
We use indexed annuity contracts to permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. We purchase call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

EQUITY FUTURES
We use equity futures contracts to hedge the liability exposure on certain options in variable annuity products. These futures contracts require payment between our counterparty and us on a daily basis for changes in the futures index price.

PUT OPTIONS
We use put options to hedge the liability exposure on certain options in variable annuity products. Put options are contracts that require counterparties to pay us at a specified future date the amount, if any, by which a specified equity index is less than the strike rate stated in the agreement, applied to a notional amount.

TOTAL RETURN SWAPS
We use total return swaps to hedge a portion of the liability related to our deferred compensation plans. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

In addition, we use total return swaps to hedge the liability exposure on certain options in variable annuity products. We receive the total return on a portfolio of indexes and pay a floating-rate of interest.

VARIANCE SWAPS
We use variance swaps to hedge the liability exposure on certain options in variable annuity products. Variance swaps are contracts entered into at no cost and whose payoff is the difference between the realized variance rate of an underlying index and the fixed variance rate determined as of inception.

CREDIT CONTRACTS

We use derivative instruments as part of our credit risk management strategy that are economic hedges and include:

CREDIT DEFAULT SWAPS -- BUYING PROTECTION
We buy credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows us to put the bond back to the counterparty at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.



CREDIT DEFAULT SWAPS -- SELLING PROTECTION
We sell credit default swaps to offer credit protection to contract holders and investors. The credit default swaps hedge the contract holders and investors against a drop in bond prices due to credit concerns of certain bond issuers. A credit default swap allows the investor to put the bond back to us at par upon a default event by the bond issuer. A default event is defined as bankruptcy, failure to pay, obligation acceleration or restructuring.

EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES
We use a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with GLBs offered in our variable annuity products, including products with GWB and GIB features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of changes in embedded derivative GLB reserves caused by those same factors. We rebalance our hedge positions based upon changes in these factors as needed. While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with our desired risk and return trade-off. However, the hedging results do not impact LNL due to a funds withheld agreement with LNBAR, which causes the financial impact of the derivatives, as well as the cash flow activity, to be reflected on LNBAR.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

INDEXED ANNUITY CONTRACTS EMBEDDED DERIVATIVES
We distribute indexed annuity contracts that permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500. Contract holders may elect to rebalance index options at renewal dates, either annually or biannually. As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


guarantees. We purchase S&P 500 call options that are highly correlated to the portfolio allocation decisions of our contract holders, such that we are economically hedged with respect to equity returns for the current reset period.

REINSURANCE RELATED EMBEDDED DERIVATIVES
We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

We are involved in an inter-company reinsurance agreement where we cede to LNBAR the risk under certain UL contracts for no lapse benefit guarantees. If our contract holders' account value is not sufficient to pay the cost of insurance charges required to keep the policy inforce, and the contract holder has made required deposits, LNBAR will reimburse us for the charges.



We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the related credit exposure. Outstanding derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                             AS OF DECEMBER 31, 2013                AS OF DECEMBER 31, 2012
                                                      -------------------------------------  -------------------------------------
                                                      NOTIONAL            FAIR VALUE         NOTIONAL            FAIR VALUE
                                                                    -----------------------                 ----------------------
                                                       AMOUNTS        ASSET       LIABILITY   AMOUNTS        ASSET       LIABILITY
                                                      --------      --------      ---------  ---------      -------      ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1).......................  $  2,876      $    160      $   149    $  2,001       $   353      $    224
   Foreign currency contracts(1)....................       615            32           46         420            39            26
                                                      --------      --------      ---------  ---------      -------      ---------
      Total cash flow hedges........................     3,491           192          195       2,421           392           250
                                                      --------      --------      ---------  ---------      -------      ---------
NON-QUALIFYING HEDGES
Interest rate contracts(1)..........................    44,620           214          744      35,539         1,030           474
Foreign currency contracts(1).......................       102            --           --          48            --            --
Equity market contracts(1)..........................    19,804           956          192      19,744         1,734           170
Equity collar(1)....................................        --            --           --           9             1            --
Credit contracts(2).................................       126            --            2         149            --            11
Embedded derivatives:
      GLB reserves(3)...............................        --         1,244           --          --            --            --
      GLB reserves(2)...............................        --            --        1,244          --            --           909
   Reinsurance related(4)...........................        --           159           --          --            --           184
   Indexed annuity and universal life contracts(5)..        --            --        1,048          --            --           732
                                                      --------      --------      ---------  ---------      -------      ---------
           Total derivative instruments.............  $ 68,143      $  2,765      $ 3,425    $ 57,910       $ 3,157      $  2,730
                                                      ========      ========      =========  =========      =======      =========

-------------
(1) Reported in derivative investments and other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other liabilities on our Consolidated Balance Sheets.
(3)  Reported in other assets on our Consolidated Balance Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.
(5)  Reported in future contract benefits on our Consolidated Balance Sheets.

The maturity of the notional amounts of derivative instruments (in millions) was as follows:

                                                                          REMAINING LIFE AS OF DECEMBER 31, 2013
                                                     -------------------------------------------------------------------------------
                                                      LESS THAN        1 - 5        6 - 10        11 - 30      OVER 30
                                                       1 YEAR          YEARS         YEARS         YEARS        YEARS         TOTAL
                                                     ----------     ---------      --------      --------     --------      --------
Interest rate contracts(1).....................      $   4,343      $  23,124      $ 10,697      $  9,332       $ --        $ 47,496
Foreign currency contracts(2)..................            175            110           305           127         --             717
Equity market contracts........................         10,864          3,573         5,344            21          2          19,804
Credit contracts...............................             --            126            --            --         --             126
                                                     ----------     ---------      --------      --------     --------      --------
           Total derivative instruments with
             notional amounts..................      $  15,382      $  26,933      $ 16,346      $  9,480       $  2        $ 68,143
                                                     ==========     =========      ========      ========     ========      ========

-------------
(1) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was June 2042.
(2) As of December 31, 2013, the latest maturity date for which we were hedging our exposure to the variability in future cash flows for these instruments was April 2028.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The change in our unrealized gain (loss) on derivative instruments in AOCI (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                          --------------------------
                                           2013      2012     2011
                                          -------   -------   ------
UNREALIZED GAIN (LOSS)
   ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year.........  $  101    $  132    $ (14)
Other comprehensive income (loss):
   Unrealized holding gains (losses)
      arising during the year:
      Cash flow hedges:
        Interest rate contracts.........    (126)      (41)     201
        Foreign currency contracts......     (24)      (22)       3
   Change in foreign currency
      exchange rate adjustment..........     (19)      (12)       7
   Change in DAC, VOBA, DSI and
      DFEL..............................       5        14        1
   Income tax benefit (expense).........      57        20      (74)
   Less:
      Reclassification adjustment for
        gains (losses) included in net
        income (loss):
        Cash flow hedges:
           Interest rate contracts(1)...     (21)      (21)     (15)
           Foreign currency
              contracts(1)..............       3         3        2
   Associated amortization of DAC,
      VOBA, DSI and DFEL................       1         3        1
   Income tax benefit (expense).........       6         5        4
                                          -------   -------   ------
              Balance as of
                end-of-year.............  $    5    $  101    $ 132
                                          =======   =======   ======

-------------
(1) The OCI offset is reported within net investment income on our Consolidated Statements of Comprehensive Income (Loss).



The gains (losses) on derivative instruments (in millions) recorded within income (loss) from continuing operations on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                       -------------------------------
                                         2013       2012       2011
                                       ---------  ---------  ---------
QUALIFYING HEDGES
Cash flow hedges:
   Interest rate contracts(1)........  $    (21)  $    (22)  $    (15)
   Foreign currency contracts(1).....         3          3          2
                                       ---------  ---------  ---------
      Total cash flow hedges.........       (18)       (19)       (13)
                                       ---------  ---------  ---------
NON-QUALIFYING HEDGES
Interest rate contracts(2)...........      (998)        26      1,100
Foreign currency contracts(2)........        (4)        (8)       (12)
Equity market contracts(2)...........    (1,306)    (1,014)       315
Equity market contracts(3)...........        37       (362)        26
Credit contracts(2)..................         9          2         (7)
Embedded derivatives:
   Reinsurance related(2)............       352        (50)       (47)
   GLB reserves(2)...................    (2,153)        --         --
   GLB reserves(2)...................     2,153      1,308     (1,809)
   Indexed annuity and universal
      life contracts(2)..............      (356)      (136)         5
                                       ---------  ---------  ---------
              Total derivative
                instruments..........  $ (2,284)  $   (253)  $   (442)
                                       =========  =========  =========

-------------
(1) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(2) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(3) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

Gains (losses) (in millions) on derivative instruments designated and qualifying as cash flow hedges were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                           2013      2012     2011
                                           ------   ------    -----
Gain (loss) recognized as a
   component of OCI with the offset
   to net investment income.............   $ (18)   $ (18)    $(13)

As of December 31, 2013, $23 million of the deferred net losses on derivative instruments in accumulated OCI were expected to be reclassified to earnings during the next 12 months. This reclassification would be due primarily to interest rate variances related to our interest rate swap agreements.

For the years ended December 31, 2013 and 2012, there were no material reclassifications to earnings due to hedged firm commitments no longer deemed probable or due to hedged forecasted transactions that had not occurred by the end of the originally specified time period.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


Information related to our open credit default swap liabilities for which we are the seller (dollars in millions) was as follows:

                                                            AS OF DECEMBER 31, 2013
-------------------------------------------------------------------------------------------------------------------------------

                                                        CREDIT RATING                                               MAXIMUM
                      REASON FOR        NATURE OF       OF UNDERLYING         NUMBER OF                            POTENTIAL
   MATURITY            ENTERING         RECOURSE        OBLIGATION(1)        INSTRUMENTS       FAIR VALUE(2)        PAYOUT
---------------       ----------       ----------       -------------       ------------       -------------      ----------
12/20/2016(3)             (4)              (5)              BBB-                  3               $  (1)            $  68
03/20/2017(3)             (4)              (5)              BBB-                  3                  (1)               58
                                                                            ------------       -------------      ----------
                                                                                  6               $  (2)            $ 126
                                                                            ============       =============      ==========

                                                           AS OF DECEMBER 31, 2012
-------------------------------------------------------------------------------------------------------------------------------

                                                          CREDIT RATING                                                MAXIMUM
                      REASON FOR         NATURE OF        OF UNDERLYING         NUMBER OF                             POTENTIAL
   MATURITY            ENTERING          RECOURSE         OBLIGATION(1)        INSTRUMENTS        FAIR VALUE(2)        PAYOUT
--------------        ----------         ---------        -------------        -----------        -------------       ---------
12/20/2016(3)             (4)               (5)               BBB-                  3                $  (4)             $  68
03/20/2017(3)             (4)               (5)               BBB-                  4                   (7)                81
                                                                               -----------        -------------       ---------
                                                                                    7                $ (11)             $ 149
                                                                               ===========        =============       =========

-------------
(1) Represents average credit ratings based on the midpoint of the applicable ratings among Moody's, S&P and Fitch Ratings, as scaled to the corresponding S&P ratings.
(2) Broker quotes are used to determine the market value of our credit default swaps.
(3) These credit default swaps were sold to a counterparty of the consolidated VIEs discussed in Note 4.
(4) Credit default swaps were entered into in order to generate income by providing default protection in return for a quarterly payment.
(5) Sellers do not have the right to demand indemnification or compensation from third parties in case of a loss (payment) on the contract.


Details underlying the associated collateral of our open credit default swaps for which we are the seller, if credit risk related contingent features were triggered (in millions), were as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----       ------
Maximum potential payout.......................   $ 126       $  149
Less:
   Counterparty thresholds.....................      --           --
                                                  -----       ------
      Maximum collateral potentially
        required to post.......................   $ 126       $  149
                                                  =====       ======

Certain of our credit default swap agreements contain contractual provisions that allow for the netting of collateral with our counterparties related to all of our collateralized financing transactions that we have outstanding. If these netting agreements were not in place, we would have been required to post $2 million as of December 31, 2013, after considering the fair values of the associated investments counterparties' credit ratings as compared to ours and specified thresholds that once exceeded result in the payment of cash.

CREDIT RISK

We are exposed to credit loss in the event of non-performance by our counterparties on various derivative contracts and reflect assumptions regarding the credit or NPR. The NPR is based upon assumptions for each counterparty's credit spread over the estimated weighted average life of the counterparty exposure less collateral held. As of December 31, 2013, the NPR adjustment was $2 million. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. Additionally, we maintain a policy of requiring all derivative contracts to be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement. We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under some ISDA agreements, our insurance subsidiaries have agreed to maintain certain financial strength or claims-paying ratings. A downgrade below these levels could result in termination of derivative contracts, at which time any amounts payable by us would be dependent on the market value of the underlying derivative contracts. In certain transactions, we and the counterparty have entered into a credit support annex requiring either party to post collateral when net exposures exceed pre-determined thresholds. These thresholds vary by counterparty and credit rating. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. As of December 31, 2013, our exposure was $50 million.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)


The amounts recognized (in millions) by S&P credit rating of counterparty, for which we had the right to reclaim cash collateral or were obligated to return cash collateral, were as follows:

                   AS OF DECEMBER 31, 2013     AS OF DECEMBER 31, 2012
                  ------------------------    ------------------------
                  COLLATERAL    COLLATERAL    COLLATERAL    COLLATERAL
                   POSTED BY     POSTED BY     POSTED BY     POSTED BY
       S&P         COUNTER-         LNL        COUNTER-         LNL
     CREDIT          PARTY       (HELD BY        PARTY       (HELD BY
    RATING OF      (HELD BY      COUNTER-      (HELD BY      COUNTER-
  COUNTERPARTY       LNL)         PARTY)         LNL)         PARTY)
 -------------    ----------    ----------    ----------    ----------
       AA            $  --        $   --        $    41        $  --
       AA-              34           (10)            58           --
       A+               19            --            551           --
        A              228          (183)           762          (68)
       A-              207          (123)         1,113           --
      BBB+              79            --             --           --
       BBB              --            --              4           --
                  ----------    ----------    ----------    ----------
                     $ 567        $ (316)       $ 2,529        $(68)
                  ==========    ==========    ==========    ==========


BALANCE SHEET OFFSETTING

Information related to our derivative instruments, securities lending transactions and repurchase agreements and the effects of offsetting on our Consolidated Balance Sheets (in millions) were as follows:

                                                                                             AS OF DECEMBER 31, 2013
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  1,170        $ 1,403        $     --      $  2,573
Gross amounts offset......................................................        (553)            --              --          (553)
Net amount of assets......................................................         617          1,403              --         2,020
Gross amounts not offset:
   Cash collateral received...............................................        (251)            --              --          (251)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    366        $ 1,403        $     --      $  1,769
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $    580        $ 2,292        $  2,601      $  5,473
Gross amounts offset......................................................        (192)            --              --          (192)
Net amount of liabilities.................................................         388          2,292           2,601         5,281
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (2,601)       (2,601)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $    388        $ 2,292        $     --      $  2,680
                                                                             ===========    ===========    ============    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


6. DERIVATIVE INSTRUMENTS (CONTINUED)



                                                                                             AS OF DECEMBER 31, 2012
                                                                             -------------------------------------------------------
                                                                                                            SECURITIES
                                                                                             EMBEDDED       LENDING AND
                                                                             DERIVATIVE     DERIVATIVE      REPURCHASE
                                                                             INSTRUMENTS    INSTRUMENTS     AGREEMENTS       TOTAL
                                                                             -----------    -----------    ------------    ---------
FINANCIAL ASSETS
Gross amount of recognized assets.........................................    $  3,156        $    --        $     --      $  3,156
Gross amounts offset......................................................        (893)            --              --          (893)
Net amount of assets......................................................       2,263             --              --         2,263
Gross amounts not offset:
   Cash collateral received...............................................      (2,461)            --              --        (2,461)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $   (198)       $    --        $     --      $   (198)
                                                                             ===========    ===========    ============    =========
FINANCIAL LIABILITIES
Gross amount of recognized liabilities....................................    $     11        $ 1,825        $  1,614      $  3,450
Gross amounts offset......................................................          --             --              --            --
Net amount of liabilities.................................................          11          1,825           1,614         3,450
Gross amounts not offset:
   Cash collateral received...............................................          --             --          (1,614)       (1,614)
                                                                             -----------    -----------    ------------    ---------
        Net amount........................................................    $     11        $ 1,825        $     --      $  1,836
                                                                             ===========    ===========    ============    =========


--------------------------------------------------------------------------------
7. FEDERAL INCOME TAXES


The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012       2011
                                       -----      -------    ------
Current............................    $ 211      $ (320)    $ (84)
Deferred...........................      220         664       354
                                       -----      -------    ------
   Federal income tax expense
      (benefit)....................    $ 431      $  344     $ 270
                                       =====      =======    ======

A reconciliation of the effective tax rate differences (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                        ---------------------------------
                                         2013        2012        2011
                                        ---------   ---------   ---------
Tax rate times pre-tax income........   $   616     $   527     $   186
Effect of:
   Separate account dividend
      received deduction.............      (145)       (128)       (135)
   Tax credits.......................       (35)        (34)        (46)
   Goodwill..........................        --          (2)        260
   Change in uncertain tax
      positions......................         7         (88)          7
   Other items.......................       (12)         69          (2)
                                        ---------   ---------   ---------
      Federal income tax
         expense (benefit)...........   $   431     $   344     $   270
                                        =========   =========   =========
Effective tax rate...................        24%         23%         51%
                                        =========   =========   =========

The effective tax rate is the ratio of tax expense over pre-tax income (loss). The benefit for tax credits is attributable to foreign tax credits and low income housing tax credits.



The federal income tax asset (liability) (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
Current.....................................   $     (8)   $     173
Deferred....................................     (2,278)      (3,391)
                                               ---------   ----------
      Total federal income tax asset
        (liability).........................   $ (2,286)   $  (3,218)
                                               =========   ==========

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                AS OF DECEMBER 31,
                                               ---------------------
                                                 2013         2012
                                               --------    ---------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds....................   $    963    $     900
Deferred gain on business sold
   through reinsurance......................         21           27
Reinsurance related embedded
   derivative asset.........................         17          141
Investments.................................        274          448
Compensation and benefit plans..............        177          141
Net operating loss..........................          4            4
Net capital loss............................         --           32
Tax credits.................................        184          205
VIE.........................................          4           36
Other.......................................         32           44
                                               --------    ---------
   Total deferred tax assets................      1,676        1,978
                                               ========    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


7. FEDERAL INCOME TAXES (CONTINUED)


                                                AS OF DECEMBER 31,
                                               ----------------------
                                                 2013         2012
                                               ---------   ----------
DEFERRED TAX LIABILITIES
DAC.........................................   $  1,954    $   1,393
VOBA........................................        409          239
Net unrealized gain on AFS securities.......      1,273        3,283
Net unrealized gain on trading securities...         86          150
Intangibles.................................        151          172
Other.......................................         81          132
                                               ---------   ----------
   Total deferred tax liabilities...........      3,954        5,369
                                               ---------   ----------
      Net deferred tax asset (liability)....   $ (2,278)   $  (3,391)
                                               =========   ==========

As of December 31, 2013, we had $11 million of net operating loss carryforwards that begin to expire in 2031. In addition, we had $102 million of alternative minimum tax credits that are not subject to expiration and $82 million of general business credits that begin to expire in 2030.

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets and, accordingly, no valuation allowance has been recorded.

As of December 31, 2013 and 2012, $64 million and $59 million, respectively, of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                        FOR THE
                                                      YEARS ENDED
                                                     DECEMBER 31,
                                                  ------------------
                                                  2013        2012
                                                  -----      -------
Balance as of beginning-of-year.................  $ 67       $  275
   Decreases for prior year tax positions.......    --         (145)
   Increases for current year tax positions.....     8            3
   Decreases for settlements with taxing
      authorities...............................    --           (2)
   Decreases for lapse of statute of
      limitations...............................    --          (64)
                                                  -----      -------
        Balance as of end-of-year...............  $ 75       $   67
                                                  =====      =======



We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2013, 2012 and 2011, we recognized interest and penalty expense (benefit) related to uncertain tax positions of $2 million, $(78) million and $8 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $13 million and $11 million as of December 31, 2013 and 2012, respectively.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. We are currently under examination by the Internal Revenue Service ("IRS") for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. We have protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals. The IRS also completed its examination of tax years 2005 and 2006, and 2006 of the former Jefferson-Pilot Corporation ("JP") and its subsidiaries during 2010. We believe a portion of the 2005 through 2008 assessments is inconsistent with current laws and is using the established IRS Appeals process to attempt to settle the remaining issues. The IRS also concluded its examination of non-consolidated returns for JP Life Insurance Company and JP Financial Insurance Company for the tax years ended April 1, 2007, and July 1, 2007, respectively, with agreement on all adjustments on January 18, 2013. We do not expect any adjustments that might result from those audits would be material to its consolidated results of operations or its financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


-----------------------------------------------------------------------------
8. DAC, VOBA, DSI AND DFEL


Changes in DAC (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 6,030   $ 5,887   $ 6,029
   Business acquired (sold)
      through reinsurance............      (67)     (126)      184
   Deferrals.........................    1,559     1,294     1,368
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (795)     (760)     (666)
      Unlocking......................       42       (71)     (130)
   Adjustment related to realized
      (gains) losses.................      (49)      (49)      (39)
   Adjustment related to
      unrealized (gains) losses......      970      (145)     (859)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 7,690   $ 6,030   $ 5,887
                                       ========  ========  ========

Changes in VOBA (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $   702   $ 1,055   $ 1,378
   Business acquired (sold)
      through reinsurance............        3       (20)       12
   Deferrals.........................       13        12        20
   Amortization:
      Amortization, excluding
        unlocking....................     (179)     (225)     (279)
      Unlocking......................      (52)      (23)      174
   Accretion of interest(1)..........       68        73        78
   Adjustment related to realized
      (gains) losses.................       (1)        9        (6)
   Adjustment related to
      unrealized (gains) losses......      615      (179)     (322)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,169   $   702   $ 1,055
                                       ========  ========  ========

-------------
(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2013, was as follows:

2014.........................................  $85
2015.........................................   78
2016.........................................   72
2017.........................................   68
2018.........................................   68



Changes in DSI (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                       2013        2012       2011
                                       ------     ------     ------
Balance as of beginning-of-year......  $ 296      $ 309      $ 324
   Deferrals.........................     10         39         39
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...    (41)       (43)       (36)
      Unlocking......................      8         14         (2)
   Adjustment related to realized
      (gains) losses.................     (3)        (5)        (3)
   Adjustment related to
      unrealized (gains) losses......     40        (18)       (13)
                                       ------     ------     ------
        Balance as of end-of-year....  $ 310      $ 296      $ 309
                                       ======     ======     ======

Changes in DFEL (in millions) were as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                        2013       2012      2011
                                       --------  --------  --------
Balance as of beginning-of-year......  $ 1,342   $ 1,360   $ 1,472
   Business acquired (sold)
      through reinsurance............       (7)      (44)       18
   Deferrals.........................      319       348       544
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of interest...     (210)     (206)     (160)
      Unlocking......................      (14)      (69)       31
   Adjustment related to realized
      (gains) losses.................       (8)       (5)       (8)
   Adjustment related to
      unrealized (gains) losses......      477       (42)     (537)
                                       --------  --------  --------
        Balance as of end-of-year....  $ 1,899   $ 1,342   $ 1,360
                                       ========  ========  ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
9. REINSURANCE


The following summarizes reinsurance amounts (in millions) recorded on our Consolidated Statements of Comprehensive Income (Loss), excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013       2012       2011
                                      ---------  ---------  ---------
Direct insurance premiums
   and fee income...................  $  7,707   $  7,099   $  6,735
Reinsurance assumed.................        19         18         21
Reinsurance ceded...................    (1,505)    (1,287)    (1,511)
                                      ---------  ---------  ---------
   Total insurance premiums
      and fee income................  $  6,221   $  5,830   $  5,245
                                      =========  =========  =========
Direct insurance benefits...........  $  5,346   $  4,717   $  4,828
Reinsurance recoveries netted
   against benefits.................    (1,733)    (1,778)    (2,624)
                                      ---------  ---------  ---------
   Total benefits...................  $  3,613   $  2,939   $  2,204
                                      =========  =========  =========

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management. As discussed in Note 24, a portion of this reinsurance activity is with affiliated companies.

We reinsure 27% to 33% of the mortality risk on newly issued non-term life insurance contracts and 20% to 25% of total mortality risk including term insurance contracts under our reinsurance program. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2013, the reserves associated with these reinsurance arrangements totaled $742 million.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. The amounts recoverable from reinsurers were $5.8 billion and $8.3 billion as of December 31, 2013 and 2012, respectively. We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers. Our reinsurance operations were acquired by Swiss Re in December 2001 through a series of indemnity reinsurance transactions. As such, Swiss Re reinsured certain of our liabilities and obligations under the indemnity reinsurance agreements and thereby represents our largest reinsurance exposure. As we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured policies remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.2 billion and $3.4 billion as of December 31, 2013 and 2012, respectively. Swiss Re has funded a trust, with a balance of $2.2 billion as of December 31, 2013, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our liabilities for funds withheld and embedded derivatives as of December 31, 2013, included $1.5 billion and $92 million, respectively, related to the business reinsured by Swiss Re.

We recorded the gain related to the indemnity reinsurance transactions with Swiss Re as a deferred gain on business sold through reinsurance on our Consolidated Balance Sheets. The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years from the date of sale. During 2013, 2012 and 2011, we amortized $48 million, $48 million and $49 million, after-tax, respectively, of deferred gain on business sold through reinsurance.


--------------------------------------------------------------------------------
10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    ------------     -----------     ----------
Annuities.............................................................     $ 1,040         $   (600)          $--           $   440
Retirement Plan Services..............................................          20               --            --                20
Life Insurance........................................................       2,186             (647)           --             1,539
Group Protection......................................................         274               --            --               274
Other Operations -- Media.............................................         176             (176)           --                --
                                                                         ------------    ------------     -----------     ----------
      Total goodwill..................................................     $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ============     ===========     ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


                                                                                     FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                         -----------------------------------------------------------
                                                                          ACQUISITION     CUMULATIVE
                                                                            BALANCE       IMPAIRMENT
                                                                             AS OF           AS OF                          BALANCE
                                                                          BEGINNING-      BEGINNING-                      AS OF END-
                                                                            OF-YEAR         OF-YEAR        IMPAIRMENT       OF-YEAR
                                                                         ------------    -----------      -----------     ----------
Annuities............................................................      $ 1,040         $   (600)          $--           $   440
Retirement Plan Services.............................................           20               --            --                20
Life Insurance.......................................................        2,186             (647)           --             1,539
Group Protection.....................................................          274               --            --               274
Other Operations -- Media............................................          176             (176)           --                --
                                                                         ------------    -----------      -----------     ----------
      Total goodwill.................................................      $ 3,696         $ (1,423)          $--           $ 2,273
                                                                         ============    ===========      ===========     ==========



We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2013, our Annuities and Retirement Plan Services reporting units passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Group Protection reporting units. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2012, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance and Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities, Retirement Plan Services and Group Protection reporting units passed the Step 1 analysis, and although the carrying value of the net assets for Group Protection was within the estimated fair value range, we deemed it prudent to validate the carrying value of goodwill through a Step 2 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance and Media reporting units. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time. Based upon our Step 2 analysis for Group Protection, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill. Based upon our Step 2 analysis for Media, we recorded a goodwill impairment that was primarily a result of the deterioration in operating environment and outlook for the business.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


10. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS (CONTINUED)


The gross carrying amounts and accumulated amortization (in millions) for each major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                    GROSS                      GROSS
                                                                                  CARRYING    ACCUMULATED    CARRYING    ACCUMULATED
                                                                                   AMOUNT    AMORTIZATION     AMOUNT    AMORTIZATION
                                                                                  --------   -------------  ---------  -------------

Life Insurance:
   Sales force.................................................................     $ 100        $ 31         $ 100         $ 27

Retirement Plan Services:
   Mutual fund contract rights(1)..............................................         5          --             5           --

Other Operations:
   FCC licenses(1).............................................................       131          --           129           --
   Other.......................................................................         4           3             4            3
                                                                                  --------   -------------  ---------  -------------
      Total....................................................................     $ 240        $ 34         $ 238         $ 30
                                                                                  ========   =============  =========  =============

-------------
(1)  No amortization recorded as the intangible asset has indefinite life.



Future estimated amortization of specifically identifiable intangible assets (in millions) as of December 31, 2013, was as follows:

2014.................................................   $ 4
2015.................................................     4
2016.................................................     4
2017.................................................     4
2018.................................................     4
Thereafter...........................................    50


--------------------------------------------------------------------------------
11. GUARANTEED BENEFIT FEATURES


Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------   ---------
RETURN OF NET DEPOSITS
Total account value.........................   $  79,391   $  63,478
Net amount at risk(1).......................         141         392
Average attained age of contract
   holders..................................    61 YEARS    60 years
MINIMUM RETURN
Total account value.........................   $     151   $     149
Net amount at risk(1).......................          27          37
Average attained age of contract
   holders..................................    73 YEARS    73 years
Guaranteed minimum return...................          5%          5%
ANNIVERSARY CONTRACT VALUE
Total account value.........................   $  25,958   $  23,019
Net amount at risk(1).......................         570       1,133
Average attained age of contract
   holders..................................    68 YEARS    67 years

------------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2013, to December 31, 2012, was attributable primarily to the increase in the equity markets during 2013.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Consolidated Balance Sheets:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              ----------------------
                                              2013    2012     2011
                                              ------  ------  ------
Balance as of beginning-of-year.............  $ 104   $  84   $  44
   Changes in reserves......................    (10)     64      93
   Benefits paid............................    (21)    (44)    (53)
                                              ------  ------  ------
      Balance as of end-of-year.............  $  73   $ 104   $  84
                                              ======  ======  ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


11. GUARANTEED BENEFIT FEATURES (CONTINUED)



VARIABLE ANNUITY CONTRACTS
Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                               AS OF DECEMBER 31,
                                             -------------------------
                                                2013          2012
                                             ------------  -----------
ASSET TYPE
Domestic equity............................  $  45,590     $  37,899
International equity.......................     17,707        14,850
Bonds......................................     23,648        21,174
Money market...............................     10,518         7,747
                                             ------------  -----------
   Total...................................  $  97,463     $  81,670
                                             ============  ===========
Percent of total variable annuity
   separate account values.................         99%           98%



SECONDARY GUARANTEE PRODUCTS
Future contract benefits also includes reserves for our secondary guarantee products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 30% of total life insurance in-force reserves as of December 31, 2013, and 35% of total sales for the year ended December 31, 2013.



--------------------------------------------------------------------------------
12. SHORT-TERM AND LONG-TERM DEBT


Details underlying short-term and long-term debt (in millions) were as follows:

                                                 AS OF DECEMBER 31,
                                                --------------------
                                                  2013        2012
                                                -------     --------
Short-Term Debt
   Short-term notes payable to LNC..........    $    51     $     28
   Current maturities of long-term debt.....         --            4
                                                -------     --------
      Total short-term debt.................    $    51     $     32
                                                =======     ========
Long-Term Debt, Excluding
   Current Portion
   1.40% note, due 2016.....................    $     4     $     --
   LIBOR + 3 bps loan, due 2017.............        250          250
   Surplus notes due LNC:
      LIBOR + 142 bps surplus note,
        due 2023............................        240           --
      9.76% surplus note, due 2024..........         50           50
      6.56% surplus note, due 2028..........        500          500
      LIBOR + 111 bps surplus note,
        due 2028............................         71           --
      LIBOR + 226 bps surplus note,
        due 2028............................        360           --
      6.03% surplus note, due 2028..........        750          750
      LIBOR + 100 bps surplus note,
        due 2037............................        375          375
                                                -------     --------
        Total surplus notes.................      2,346        1,675
                                                -------     --------
           Total long-term debt.............    $ 2,600     $  1,925
                                                =======     ========

Future principal payments due on long-term debt (in millions) as of December 31, 2013, were as follows:

2014...............................................  $    --
2015...............................................       --
2016...............................................        4
2017...............................................      250
2018...............................................       --
Thereafter.........................................    2,346
                                                     -------
   Total...........................................  $ 2,600
                                                     =======


On September 10, 2013, we issued a note of $4 million to LNC. This note calls for us to pay the principal amount of the note on or before September 10, 2016, and interest to be paid semiannually at an annual rate of 1.40%.

We have a $250 million floating-rate loan outstanding under our borrowing capacity with the FHLBI due June 20, 2017.

On June 28, 2013, we issued a surplus note of $240 million to LNC. The note calls for us to pay the principal amount of the note on or before June 28, 2023, and interest to be paid quarterly at an annual rate of LIBOR + 142 bps. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

We issued a surplus note of $50 million to LNC in 1994. The note calls for us to pay the principal amount of the note on or before September 30, 2024, and interest to be paid semiannually at an annual rate of 9.76%. Subject to approval by the Indiana Insurance Commissioner, we have the right to repay the note on any March 31 or September 30.

We issued a surplus note of $500 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before March 31, 2028, and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital as of the date of note issuance of $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 1, 2013, we issued a surplus note of $71 million to LNC. The note calls for us to pay the principal amount of the note on or before September 24, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 111 bps. Subject to approval by the Indiana Insurance Commissioner, we have the

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


12. SHORT-TERM AND LONG-TERM DEBT (CONTINUED)


right to repay the note in whole or in part prior to the maturity date, if our statutory capital surplus exceeds the sum of our surplus at closing plus any accrued but unpaid interest.

On December 17, 2013, we issued a variable surplus note to a wholly-owned subsidiary of LNC with an initial outstanding principal amount of $287 million. The outstanding principal amount as of December 31, 2013, was $360 million. The note calls for us to pay the principal amount of the note on or before October 1, 2028, and interest to be paid quarterly at an annual rate of LIBOR + 226 bps.

We issued a surplus note of $750 million to LNC in 1998. The note calls for us to pay the principal amount of the note on or before December 31, 2028, and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds our statutory capital surplus as of the date of note issuance of $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

On October 9, 2007, we issued a surplus note of $375 million that LNC has held effective December 31, 2008. The note calls for us to pay the principal amount of the note on or before October 9, 2037, and interest to be paid quarterly at an annual rate of LIBOR + 100 bps.



--------------------------------------------------------------------------------
13. CONTINGENCIES AND COMMITMENTS


CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Regulatory bodies, such as state insurance departments, the U.S. Securities and Exchange Commission ("SEC"), Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, laws governing the activities of broker-dealers, registered investment advisors and unclaimed property laws.

LNL and its subsidiaries are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LNL in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LNL's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2013, LNC, LNL's parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $220 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

On June 13, 2009, a single named plaintiff filed a putative national class action in the Circuit Court of Allen County, Indiana, captioned Peter S. Bezich
v. LNL, No. 02C01-0906-PL73, asserting he was charged a cost-of-insurance fee that exceeded the applicable mortality charge, and that this fee breached the terms of the insurance contract. We dispute the allegations and are vigorously defending this matter. Plaintiffs have filed a motion for class certification. We expect a hearing on class certification in the first half of 2014.

On July 23, 2012, LNL was added as a noteholder defendant to a putative class action adversary proceeding ("adversary proceeding") captioned Lehman Brothers Special Financing, Inc. v. Bank of America, N.A. et al., Adv. Pro. No. 10-03547
(JMP) and instituted under In re Lehman Brothers Holdings Inc. in the United States Bankruptcy Court in the Southern District of New York. Plaintiff Lehman Brothers Special Financing Inc. seeks to (i) overturn the application of certain priority of payment provisions in 47 collateralized debt obligation transactions on the basis such provisions are unenforceable under the Bankruptcy Code; and (ii) recover funds paid out to noteholders in accordance with the note agreements. The adversary proceeding is stayed through May 20, 2014, and LNL's response is currently due in the middle of 2014.

During 2013, we entered into a Global Resolution Agreement with multiple states' treasury and controller offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. Under the terms of the Global Resolution Agreement, a third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Death Master File ("SSDMF") to identify deceased insureds and contract holders where a valid claim has not been made. In addition, we entered into a Regulatory Settlement Agreement with the insurance regulators of seven states to settle regulatory inquiries and examinations with respect to our processes for identifying and paying claims and benefits in the future. The Regulatory Settlement Agreement becomes effective when a minimum of 20 states have agreed to participate in the resolution. As part of the settlement, we have agreed to reimburse the participating states for a portion of the costs of such examinations. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSDMF to identify unclaimed death benefits, and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

A reinsurer has sought rate increases on certain yearly renewable term treaties. We dispute that this reinsurer has the right to increase the rates on these policies and have initiated arbitration proceedings to resolve this matter. We do not believe the outcome will have a material adverse effect on LNL's financial condition.

COMMITMENTS

LEASES
We lease our home office properties. In 2006, we exercised the right and option to extend the Fort Wayne lease for two extended terms such that the lease shall expire in 2019. We retain our right and option to exercise the remaining four extended terms of five years each in accordance with the lease agreement. These agreements also provide us with the right of first refusal to purchase the properties at a price defined in the agreements and the option to purchase the leased properties at fair market value on the last day of any renewal period. In 2012, we exercised the right and option to extend the Hartford lease for one extended term such that the lease shall expire in 2018.

Total rental expense on operating leases for the years ended December 31, 2013, 2012 and 2011, was $37 million, $37 million and $36 million, respectively. Future minimum rental commitments (in millions) as of December 31, 2013, were as follows:

2014................................................   $ 35
2015................................................     30
2016................................................     26
2017................................................     20
2018................................................     12
Thereafter..........................................     19
                                                       ----
   Total............................................   $142
                                                       ====

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2013, we did not have a concentration of: business transactions with a particular customer or lender; sources of supply of labor or services used in the business; or a market or geographic area in which business is conducted that makes us vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial condition.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


13. CONTINGENCIES AND COMMITMENTS (CONTINUED)


Although we do not have any significant concentration of customers, our American Legacy Variable Annuity ("ALVA") product offered in our Annuities segment is significant to this segment. The ALVA product accounted for 17%, 19% and 22% of Annuities' variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented approximately 47%, 50% and 54% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively. In addition, fund choices for certain of our other variable annuity products offered in our Annuities segment include American Fund Insurance Series(SM) ("AFIS") funds. For the Annuities segment, AFIS funds accounted for 19%, 21% and 27% of variable annuity product deposits in 2013, 2012 and 2011, respectively, and represented 54%, 58% and 62% of the segment's total variable annuity product account values as of December 31, 2013, 2012 and 2011, respectively.


OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(7) million and $32 million as of December 31, 2013 and 2012, respectively.



--------------------------------------------------------------------------------
14. SHARES AND STOCKHOLDER'S EQUITY


All authorized and issued shares of LNL are owned by LNC.

AOCI

The following summarizes the components and changes in AOCI (in millions):

                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                      2013        2012       2011
                                                                                                    ---------   ---------   --------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $  3,876    $  2,805    $ 1,119
   Unrealized holding gains (losses) arising during the year.....................................     (5,569)      2,631      3,292
   Change in foreign currency exchange rate adjustment...........................................         20          14         (5)
   Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds............      1,835      (1,233)      (798)
   Income tax benefit (expense)..................................................................      1,300        (459)      (890)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............        (63)       (181)      (124)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................        (28)         (1)       (10)
      Income tax benefit (expense)...............................................................         32          64         47
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $  1,521    $  3,876    $ 2,805
                                                                                                    =========   =========   ========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year..................................................................   $   (105)   $   (103)   $  (126)
(Increases) attributable to:
   Gross OTTI recognized in OCI during the year..................................................        (11)       (118)       (54)
   Change in DAC, VOBA, DSI and DFEL.............................................................          1          15         12
   Income tax benefit (expense)..................................................................          4          35         15
Decreases attributable to:
   Sales, maturities or other settlements of AFS securities......................................         58         118         99
   Change in DAC, VOBA, DSI and DFEL.............................................................         (8)        (17)       (21)
   Income tax benefit (expense)..................................................................        (17)        (35)       (28)
                                                                                                    ---------   ---------   --------
           Balance as of end-of-year.............................................................   $    (78)   $   (105)   $  (103)
                                                                                                    =========   =========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


14. SHARES AND STOCKHOLDER'S EQUITY (CONTINUED)


                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                    --------------------------------
                                                                                                       2013       2012        2011
                                                                                                    ----------  ---------  ---------
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year..................................................................   $     101   $    132    $   (14)
   Unrealized holding gains (losses) arising during the year.....................................        (150)       (63)       204
   Change in foreign currency exchange rate adjustment...........................................         (19)       (12)         7
   Change in DAC, VOBA, DSI and DFEL.............................................................           5         14          1
   Income tax benefit (expense)..................................................................          57         20        (74)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)...............         (18)       (18)       (13)
      Associated amortization of DAC, VOBA, DSI and DFEL.........................................           1          3          1
      Income tax benefit (expense)...............................................................           6          5          4
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $       5   $    101    $   132
                                                                                                    ==========  =========  =========
FUNDED STATUS OF EMPLOYEE BENEFIT PLANS
Balance as of beginning-of-year..................................................................   $     (12)  $    (14)   $   (14)
   Adjustment arising during the year............................................................          (9)         3          1
   Income tax benefit (expense)..................................................................           3         (1)        (1)
                                                                                                    ----------  ---------  ---------
           Balance as of end-of-year.............................................................   $     (18)  $    (12)   $   (14)
                                                                                                    ==========  =========  =========

The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2013, and the associated line item in the Consolidated Statements of Comprehensive Income (Loss):

UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Gross reclassification........................................  $ (63)  Total realized gain (loss)
Associated amortization of DAC, VOBA, DSI and DFEL............    (28)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......    (91)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................     32   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (59)  Net income (loss)
                                                                ======
UNREALIZED OTTI ON AFS SECURITIES
Gross reclassification........................................  $  58   Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL.............................     (8)  Total realized gain (loss)
   Reclassification before income tax benefit (expense).......     50   Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................    (17)  Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $  33   Net income (loss)
                                                                ======
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Gross reclassifications:
   Interest rate contracts....................................  $ (21)  Net investment income
   Foreign currency contracts.................................      3   Net investment income
      Total gross reclassifications...........................    (18)
Associated amortization of DAC, VOBA, DSI and DFEL............      1   Commissions and other expenses
   Reclassifications before income tax benefit (expense)......    (17)  Income (loss) from continuing operations before taxes
   Income tax benefit (expense)...............................      6   Federal income tax expense (benefit)
                                                                ------
      Reclassification, net of income tax.....................  $ (11)  Net income (loss)
                                                                ======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
15. REALIZED GAIN (LOSS)



Details underlying realized gain (loss) (in millions) reported on our Consolidated Statements of Comprehensive Income (Loss) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ------------------------------
                                       2013       2012        2011
                                      -------    --------    -------
Total realized gain (loss)
   related to certain
   investments(1)..................   $  (84)    $  (164)    $ (106)
Realized gain (loss) on the
   mark-to-market on certain
   instruments(2)..................      308         138        (65)
Indexed annuity and universal
   life net derivatives results:(3)
   Gross gain (loss)...............      (39)         16          2
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................        9          (5)        (2)
Variable annuity net
   derivatives results:(4)
   Gross gain (loss)...............     (104)        (77)       (51)
   Associated amortization of
      DAC, VOBA, DSI
      and DFEL.....................      (33)        (31)       (28)
                                      -------    --------    -------
      Total realized gain (loss)...   $   57     $  (123)    $ (250)
                                      =======    ========    =======

-------------
(1)  See "Realized Gain (Loss) Related to Certain Investments" section in Note
     5.


(2) Represents changes in the fair values of certain derivative investments (not including those associated with our variable annuity net derivatives results), reinsurance related embedded derivatives and trading securities.
(3) Represents the net difference between the change in the fair value of the S&P 500 call options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity and universal life products along with changes in the fair value of embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products.
(4) Includes the net difference in the change in embedded derivative reserves of our GLB riders and the change in the fair value of the derivative instruments we own to hedge the change in embedded derivative reserves on our GLB riders and the benefit ratio unlocking on our GDB riders, including the cost of purchasing the hedging instruments.


--------------------------------------------------------------------------------
16. COMMISSIONS AND OTHER EXPENSES



Details underlying commissions and other expenses (in millions) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                    ------------------------------
                                      2013       2012       2011
                                    --------   --------   --------
Commissions.....................    $ 1,980    $ 1,972    $ 2,534
General and administrative
   expenses.....................      1,569      1,553      1,392
Expenses associated with
   reserve financing and
   unrelated letters of credit
   ("LOCs").....................         40         40         24
DAC and VOBA deferrals
   and interest, net of
   amortization.................       (656)      (300)      (565)
Broker-dealer expenses..........        288        243        236
Specifically identifiable
   intangible asset
   amortization.................          4          4          4
Media expenses..................         62         66         69
Taxes, licenses and fees........        239        244        244
Restructuring charges...........         --         16         --
                                    --------   --------   --------
      Total.....................    $ 3,526    $ 3,838    $ 3,938
                                    ========   ========   ========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS


LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees and agents are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees and agents. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the date the plan was frozen. Interest credits continue until the participant's benefit is paid.

LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


OBLIGATIONS, FUNDED STATUS AND ASSUMPTIONS

Information (in millions) with respect to our benefit plans' assets and obligations was as follows:

                                                                                AS OF OR FOR THE YEARS ENDED DECEMBER 31,
                                                                     ---------------------------------------------------------------
                                                                         2013             2012             2013            2012
                                                                     -------------   --------------   -------------   --------------
                                                                                                                   OTHER
                                                                            PENSION BENEFITS              POSTRETIREMENT BENEFITS
                                                                     ------------------------------   ------------------------------
CHANGE IN PLAN ASSETS
Fair value as of beginning-of-year................................       $ 145           $  137           $   5            $   5
Actual return on plan assets......................................          (9)              17               1               --
Company and participant contributions.............................          --               --               3                4
Benefits paid.....................................................          (9)              (9)             (3)              (4)
                                                                     -------------   --------------   -------------   --------------
   Fair value as of end-of-year...................................         127              145               6                5
                                                                     =============   ==============   =============   ==============
CHANGE IN BENEFIT OBLIGATION
Balance as of beginning-of-year...................................         126              121              17               21
Interest cost.....................................................           5                5               1                1
Company and participant contributions.............................          --               --               1                1
Amendments........................................................          --               --              (1)              --
Actuarial (gains) losses..........................................          (7)               9              (1)              (2)
Benefits paid.....................................................          (9)              (9)             (2)              (4)
                                                                     -------------   --------------   -------------   --------------
   Balance as of end-of-year......................................         115              126              15               17
                                                                     -------------   --------------   -------------   --------------
      Funded status of the plans..................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Other assets......................................................       $  14           $   21           $  --            $  --
Other liabilities.................................................          (2)              (2)             (9)             (12)
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  12           $   19           $  (9)           $ (12)
                                                                     =============   ==============   =============   ==============
AMOUNTS RECOGNIZED IN AOCI, NET OF TAX
Net (gain) loss...................................................       $  20           $   13           $  (1)           $  (1)
Prior service credit..............................................          --               --              (1)              --
                                                                     -------------   --------------   -------------   --------------
   Net amount recognized..........................................       $  20           $   13           $  (2)           $  (1)
                                                                     =============   ==============   =============   ==============
RATE OF INCREASE IN COMPENSATION
Retiree Life Insurance Plan.......................................         N/A              N/A            4.00%            4.00%
All other plans...................................................         N/A              N/A             N/A              N/A

WEIGHTED-AVERAGE ASSUMPTIONS
Benefit obligations:
   Weighted-average discount rate.................................        4.50%            3.93%           4.50%            4.03%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%
Net periodic benefit cost:
   Weighted-average discount rate.................................        3.93%            4.25%           4.03%            4.25%
   Expected return on plan assets.................................        6.50%            6.50%           6.50%            6.50%

Consistent with our benefit plans' year end, we use December 31 as the measurement date.

The discount rate was determined based on a corporate yield curve as of December 31, 2013, and projected benefit obligation cash flows for the pension plans. We reevaluate this assumption each plan year. For 2014, our discount rate for the pension plans will be 4.50%.

The expected return on plan assets was determined based on historical and expected future returns of the various asset categories, using the plans' target plan allocation. We reevaluate this assumption each plan year. For 2014, our expected return on plan assets is 6.50% for the plans.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


The calculation of the accumulated other postretirement benefit obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) as follows:

                                             AS OF OR FOR THE
                                         YEARS ENDED DECEMBER 31,
                                       ------------------------------
                                       2013        2012       2011
                                       --------   --------   --------
Pre-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Post-65 health care cost
   trend rate....................       7.50%      8.00%       8.50%
Ultimate trend rate..............       4.50%      4.50%       4.50%
Year that the rate reaches
   the ultimate trend rate.......       2020       2020        2021

We expect the health care cost trend rate for 2014 to be 7.50% for both the pre-65 and the post-65 population. A one-percentage point increase in assumed health care cost trend rates would have increased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million. A one-percentage point decrease in assumed health care cost trend rates would have decreased the accumulated postretirement benefit obligation by less than $1 million and total service and interest cost components by less than $1 million.

Information for our pension plans with an accumulated benefit obligation in excess of plan assets (in millions) was as follows:

                                                AS OF DECEMBER 31,
                                                ------------------
                                                 2013         2012
                                                -----        -----
Accumulated benefit obligation.............      $  2         $  2
Projected benefit obligation...............         2            2
Fair value of plan assets..................        --           --



COMPONENTS OF NET PERIODIC BENEFIT COST

The components of net periodic benefit cost for our pension plans' and other postretirement plans' expense (recovery) (in millions) were as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------------
                                                                     PENSION BENEFITS                  OTHER POSTRETIREMENT BENEFITS
                                                             ----------------------------------      -------------------------------
                                                              2013         2012          2011        2013         2012          2011
                                                             ------       ------        -------      -----        -----        -----
Interest cost...........................................      $  5         $  5         $    6       $  1         $   1        $   1
Expected return on plan assets..........................        (9)          (9)           (10)        --            --           --
Recognized net actuarial loss (gain)....................         1            1              2         --            --           --
Recognized actuarial gain due to curtailments...........        --           --             --         (1)           --           --
                                                             ------       ------        -------      -----        -----        -----
    Net periodic benefit expense (recovery).............      $ (3)        $ (3)        $   (2)      $ --         $   1        $   1
                                                             ======       ======        =======      =====        =====        =====


We expect our 2014 pension plans' expense to be approximately $3 million.

For 2014, the estimated amount of amortization from AOCI into net periodic benefit expense related to net actuarial loss or gain is expected to be a $3 million loss for our pension plans and a less than $1 million gain for our other postretirement plans.

PLAN ASSETS

Our pension plans' asset target allocations by asset category based on estimated fair values were as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              --------------------
                                               2013          2012
                                              ------         -----
Fixed maturity securities...................    100%           80%
Common stock:
   Domestic equity..........................      0%           14%
   International equity.....................      0%            6%


The investment objectives for the assets related to our pension plans are to:

  - Maintain sufficient liquidity to pay obligations of the plans as they come due;
  - Minimize the effect of a single investment loss and large losses to the plans through prudent risk/reward diversification consistent with sound fiduciary standards;
  - Maintain an appropriate asset allocation policy;
  - Earn a return commensurate with the level of risk assumed through the asset allocation policy; and
  - Control costs of administering and managing the plans' investment operations.

Investments can be made in various asset classes and styles, including, but not limited to: domestic and international equity, fixed-income securities, derivatives and other asset classes the investment managers deem prudent. Our plans follow a strategic asset allocation policy that strives to systemically increase the percentage of assets in liability-matching fixed-income investments as funding levels increase.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


Our pension plans' assets have been combined into a master retirement trust where a variety of qualified managers, including manager of managers, are expected to have returns that exceed the median of similar funds over three-year periods, above an appropriate index over five-year periods and meet real return standards over ten-year periods. Managers are monitored for adherence to approved investment policy guidelines and managers not meeting these criteria are subject to additional due diligence review, corrective action or possible termination.



FAIR VALUE OF PLAN ASSETS

See "Fair Value Measurement" in Note 1 for discussion of how we categorize our pension plans' assets into the three-level fair value hierarchy. See "Financial Instruments Carried at Fair Value" in Note 21 for a summary of our fair value measurements of our pension plans' assets by the three-level fair value hierarchy.

The following summarizes our fair value measurements of benefit plans' assets (in millions) on a recurring basis by asset category:

                                                                                       AS OF DECEMBER 31,
                                                              ----------------------------------------------------------------------
                                                                     PENSION PLANS                    OTHER POSTRETIREMENT BENEFITS
                                                              --------------------------------      --------------------------------
                                                               2013                      2012        2013                      2012
                                                              ------                    ------      ------                    ------
Fixed maturity securities:
   Corporate bonds......................................      $   86                    $   48       $ --                      $ --
   U.S. government bonds................................          31                        26         --                        --
   Foreign government bonds.............................          --                         2         --                        --
   State and municipal bonds............................           9                        --         --                        --
Common stock............................................          --                        66         --                        --
Cash and invested cash..................................           1                         3         --                        --
Other investments.......................................          --                        --          6                         5
                                                              ------                    ------      ------                    ------
      Total.............................................      $  127                    $  145       $  6                      $  5
                                                              ======                    ======      ======                    ======


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR PENSION PLANS' ASSETS

The fair value measurements of our pension plans' assets are based on assumptions used by market participants in pricing the security. The most appropriate valuation methodology is selected based on the specific characteristics of the security, and the valuation methodology is consistently applied to measure the security's fair value. The fair value measurement is based on a market approach, which utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach include third-party pricing services, independent broker quotations or pricing matrices. Both observable and unobservable inputs are used in the valuation methodologies. Observable inputs include benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For broker-quoted only securities, quotes from market makers or broker dealers are obtained from sources recognized to be market participants. In order to validate the pricing information and broker quotes, procedures are employed, where possible, that include comparisons with similar observable positions, comparisons with subsequent sales, discussions with brokers and observations of general market movements for those security classes. For those securities trading in less liquid or illiquid markets with limited or no pricing information, unobservable inputs are used in order to measure the fair value of these securities. In cases where this information is not available, such as for privately placed securities, fair value is estimated using an internal pricing matrix. This matrix relies on judgment concerning the discount rate used in calculating expected future cash flows, credit quality, industry sector performance and expected maturity.

Prices received from third parties are not adjusted; however, the third-party pricing services' valuation methodologies and related inputs are evaluated and additional evaluation is performed to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to the valuation methodologies are based on general standard inputs. The standard inputs used in order of priority are benchmark yields, reported trades, broker quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all securities on any given day.

Cash and invested cash is carried at cost, which approximates fair value. This category includes highly liquid debt instruments purchased with a maturity of three months or less. Due to the nature of these assets, we believe these assets should be classified as Level 2.

PLAN CASH FLOWS

It is our practice to make contributions to the qualified pension plans to comply with minimum funding requirements of the Employee Retirement Income Security Act of 1974, as

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


17. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


amended and with guidance issued there under. In accordance with such practice, no contributions were required for the years ended December 31, 2013 or 2012. Based on our calculations, we do not expect to be required to make any contributions to our qualified pension plans in 2014 under applicable pension law.

For our nonqualified pension plans, we fund the benefits as they become due to retirees. The amount expected to be contributed to the nonqualified pension plans during 2014 is less than $1 million.



We expect the following benefit payments (in millions):

                                           DEFINED
                                           BENEFIT         OTHER
                                           PENSION    POST-RETIREMENT
                                            PLANS          PLANS
                                          --------    ---------------
2014..................................       $10            $1
2015..................................        10             1
2016..................................        10             1
2017..................................         9             1
2018..................................         9             1
Following five years thereafter.......        40             5


--------------------------------------------------------------------------------
18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS


DEFINED CONTRIBUTION PLANS

LNC and we sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents. LNC and we make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2013, 2012 and 2011, expenses for these plans were $70 million, $68 million and $65 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and we sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors.

The results for certain investment options within the plans are hedged by total return swaps. Participants' account values change due primarily to investment earnings driven by market fluctuations. Our expenses increase or decrease in direct proportion to the change in market value of the participants' investment options. Participants are able to select our stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans. For further discussion of total return swaps related to our deferred compensation plans, see Note 6.

Information (in millions) with respect to these plans was as follows:

                                                   AS OF DECEMBER 31,
                                                   ------------------
                                                    2013        2012
                                                   -----        -----
Total liabilities(1)...........................     $398         $335
Investments held to fund liabilities(2)........      166          146

--------------
(1)  Reported in other liabilities on our Consolidated Balance Sheets.
(2)  Reported in other assets on our Consolidated Balance Sheets.


DEFERRED COMPENSATION PLAN FOR EMPLOYEES
Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. We make matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans. The amounts of our contributions are calculated in accordance with the plan document. Expenses (income) (in millions) for this plan were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                             ---------------------
                                             2013    2012    2011
                                             -----   -----   -----
Employer matching contributions............  $  9    $  7     $ 6
Increase (decrease) in measurement
   of liabilities, net of total return
   swap....................................    11      11       1
                                             -----   -----   -----
   Total plan expenses (income)............  $ 20    $ 18     $ 7
                                             =====   =====   =====

DEFERRED COMPENSATION PLANS FOR AGENTS
We sponsor three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, we agree to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The amounts of our contributions are calculated and

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


18. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS (CONTINUED)


made in accordance with the plans' documents. Expenses (income) (in millions) for these plans were as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                            ----------------------
                                            2013     2012    2011
                                            ----    -----    -----
Company contributions...................     $1      $ 1     $  1
Increase (decrease) in measurement
   of liabilities, net of total return
   swap.................................      4        5       --
                                            ----    -----    -----
   Total plan expenses (income).........     $5      $ 6     $  1
                                            ====    =====    =====

DEFERRED COMPENSATION PLAN FOR NON-EMPLOYEE DIRECTORS OF LNC
Non-employee directors may defer a portion of their annual cash retainers. They also receive a portion of their retainer in the form of deferred stock units, which we credit quarterly in arrears to their accounts. The prescribed "phantom" investment options are identical to those offered in the employees' deferred compensation plan. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were less than $1 million, $2 million and less than $(1) million, respectively.

DEFERRED COMPENSATION PLAN FOR FORMER JP AGENTS
Eligible former agents of Jefferson-Pilot Corporation may participate in this deferred compensation plan. Participants may elect to defer commissions and bonuses and specify where this deferred compensation will be invested in selected notional mutual funds. Investments held to fund the liabilities are rebalanced to match the funds that have been elected by the participant. The plan obligation increases with contributions, deferrals and investment gains, and decreases with distributions and investment losses. The plan assets increase with investment gains and decrease with investment losses and withdrawals. For the years ended December 31, 2013, 2012 and 2011, expenses (income) for this plan were $2 million, $3 million and $4 million, respectively.



--------------------------------------------------------------------------------
19. STOCK-BASED INCENTIVE COMPENSATION PLANS


Our employees and agents are included in LNC's various incentive plans that provide for the issuance of stock options, performance shares
(performance-vested shares as opposed to time-vested shares), stock appreciation rights ("SARs"), restricted stock units ("RSUs") and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises.



Total compensation expense (in millions) for all of our stock-based incentive plans was as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                      --------------------------
                                      2013       2012       2011
                                      -----     -----      -----
Stock options......................   $  8       $  8       $  8
Performance shares.................     10          5          2
SARs...............................      5          1         --
RSUs and nonvested stock...........     15         17         12
                                      -----     -----      -----
   Total...........................   $ 38       $ 31       $ 22
                                      =====     =====      =====
Recognized tax benefit.............   $ 13       $ 11       $  8
                                      =====     =====      =====


--------------------------------------------------------------------------------
20. STATUTORY INFORMATION AND RESTRICTIONS



We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the insurance departments of our states of domicile, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.



We are subject to the applicable laws and regulations of our respective states. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Statutory capital and surplus, net gain (loss) from operations, after-tax, net income (loss) and dividends to LNC holding company amounts (in millions) below consist of all or a combination of the following entities: LNL, Lincoln Reinsurance Company of South Carolina, Lincoln Reinsurance Company of South Carolina II, Lincoln Life & Annuity Company of New York ("LLANY"), Lincoln Reinsurance Company of Vermont I, Lincoln Reinsurance Company of Vermont II, Lincoln Reinsurance Company of Vermont III, Lincoln Reinsurance Company of Vermont IV and Lincoln Reinsurance Company of Vermont V.

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                   2013       2012
                                                  -------   --------
U.S. capital and surplus.....................     $ 7,248   $  6,457

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


20. STATUTORY INFORMATION AND RESTRICTIONS (CONTINUED)



                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     -----------------------------
                                     2013        2012        2011
                                     -----       -----      ------
U.S. net gain (loss) from
   operations, after-tax........     $ 425       $ 649      $  291
U.S. net income (loss)..........       495         600         104
U.S. dividends to LNC
   holding company..............       640         605         800

The decrease in statutory net income (loss) when comparing 2013 to 2012 was due primarily to the effects of reserve financing transactions in 2013.

The increase in statutory net income (loss) when comparing 2012 to 2011 was due primarily to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve developments in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

Our states of domicile, Indiana for LNL and New York for LLANY, have adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves as prescribed by the state of New York, the calculation of reserves on universal life policies based on the Indiana universal life method as prescribed by the state of Indiana for policies issued before January, 1, 2006, and the use of a more conservative valuation interest rate on certain annuities prescribed by the states of Indiana and New York. The Vermont insurance subsidiaries also have an accounting practice permitted by the state of Vermont that differs from that found in NAIC SAP. Specifically, the permitted practice involves accounting for the lesser of the face amount of all amounts outstanding under an LOC and the value of the Valuation of Life Insurance Policies Model Regulation ("XXX") additional statutory reserves as an admitted asset and a form of surplus as of December 31, 2013 and 2012.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed and permitted practices (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  --------  ---------
Calculation of reserves using the Indiana
   universal life method.....................     $   219   $    249
Calculation of reserves using continuous
   CARVM.....................................          (2)        (2)
Conservative valuation rate on certain
   annuities.................................         (30)       (26)
Lesser of LOC and XXX additional reserve
   as surplus................................       2,635      2,483

During the third quarter of 2013, the New York Department of Financial Services ("NYDFS") announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, effective December 31, 2013, impacts our New York-domiciled insurance subsidiary, LLANY, notwithstanding that LLANY discontinued the sale of these products in early 2013. We expect to phase in the increase in reserves over five years beginning with 2013. As such, we increased reserves by $90 million as of December 31, 2013. The additional increase in reserves over the next four years is subject to on-going discussions with the NYDFS. However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted Risk-Based Capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2013, the Company's RBC ratio was approximately five times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, LNL may pay dividends to LNC without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), only from unassigned surplus and must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding 12 consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of 10% of the insurer's contract holders' surplus, as shown on its last annual statement on file with the Commissioner or the insurer's statutory net gain from operations for the previous 12 months, but in no event to exceed statutory unassigned surplus. Indiana law gives the Commissioner broad discretion to disapprove requests for dividends in excess of these limits. LNL's subsidiary, LLANY, a New York-domiciled insurance company, has similar restrictions, except that in New York it is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect that we could pay dividends of approximately $681 million in 2014 without prior approval from the respective state commissioner.

All payments of principal and interest on surplus notes must be approved by the respective Commissioner of Insurance.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
21. FAIR VALUE OF FINANCIAL INSTRUMENTS


The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                              AS OF DECEMBER 31, 2013       AS OF DECEMBER 31, 2012
                                                                            --------------------------    --------------------------
                                                                             CARRYING         FAIR         CARRYING         FAIR
                                                                               VALUE          VALUE          VALUE          VALUE
                                                                            ------------   -----------    -----------    -----------
ASSETS
AFS securities:
   Fixed maturity securities...........................................     $    79,178    $   79,178     $   80,254     $   80,254
   VIEs' fixed maturity securities.....................................             697           697            708            708
   Equity securities...................................................             201           201            157            157
Trading securities.....................................................           2,190         2,190          2,437          2,437
Mortgage loans on real estate..........................................           7,029         7,193          6,792          7,446
Derivative investments(1)..............................................             617           617          2,263          2,263
Other investments......................................................           1,208         1,208          1,089          1,089
Cash and invested cash.................................................             630           630          3,278          3,278
Reinsurance related embedded derivatives...............................             159           159             --             --
Other assets -- GLB reserves embedded derivatives(2)...................           1,244         1,244             --             --
Separate account assets................................................         117,135       117,135         95,373         95,373
LIABILITIES
Future contract benefits -- indexed annuity and universal
   life contracts embedded derivatives.................................          (1,048)       (1,048)          (732)          (732)
Other contract holder funds:
   Remaining guaranteed interest and similar contracts.................            (809)         (809)          (867)          (867)
   Account values of certain investment contracts......................         (29,024)      (30,514)       (28,480)       (32,620)
Short-term debt........................................................             (51)          (51)           (32)           (32)
Long-term debt.........................................................          (2,600)       (2,634)        (1,925)        (1,972)
Reinsurance related embedded derivatives...............................              --            --           (184)          (184)
VIEs' liabilities -- derivative instruments............................             (27)          (27)          (128)          (128)
Other liabilities:
   Credit default swaps................................................              (2)           (2)           (11)           (11)
   Derivative liabilities(1)...........................................            (386)         (386)            --             --
   GLB reserves embedded derivatives(2)................................          (1,244)       (1,244)          (909)          (909)
BENEFIT PLANS' ASSETS(3)...............................................             133           133            150            150

--------------
(1) We have master netting agreements with each of our derivative counterparties, which allow for the netting of our derivative asset and liability positions by counterparty.
(2) GLB reserves embedded derivatives are fully ceded to our counterparties. Refer to Note 6 for additional detail.
(3) Included in the funded statuses of the benefit plans, which is reported in other liabilities on our Consolidated Balance Sheets. Refer to Note 17 for additional detail.


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Consolidated Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE
The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

OTHER INVESTMENTS
The carrying value of our assets classified as other investments approximates fair value. Other investments include LPs and other privately held investments that are accounted for using the equity method of accounting and the carrying value is based on our proportional share of the net assets of the LPs. The inputs used to measure the fair value of our other investments are classified as Level 3 within the fair value hierarchy.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


OTHER CONTRACT HOLDER FUNDS
Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2013 and 2012, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.



SHORT-TERM AND LONG-TERM DEBT
The fair value of long-term debt is based on quoted market prices. For short-term debt, excluding current maturities of long-term debt, the carrying value approximates fair value. The inputs used to measure the fair value of our short-term and long-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 or 2012, and we noted no changes in our valuation methodologies between these periods.



The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                                          AS OF DECEMBER 31, 2013
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     60      $    65,421       $   2,960       $   68,441
      U.S. government bonds.......................................            304               21              --              325
      Foreign government bonds....................................             --              464              78              542
      RMBS........................................................             --            4,143               1            4,144
      CMBS........................................................             --              678              20              698
      CLOs........................................................             --               47             178              225
      State and municipal bonds...................................             --            3,796              28            3,824
      Hybrid and redeemable preferred securities..................             39              874              66              979
   VIEs' fixed maturity securities................................            102              595              --              697
   Equity AFS securities..........................................              3               37             161              201
   Trading securities.............................................             --            2,137              53            2,190
   Derivative investments(1)......................................             --              244           1,118            1,362
Cash and invested cash............................................             --              630              --              630
Reinsurance related embedded derivatives..........................             --              159              --              159
Other assets -- GLB reserves embedded derivatives.................             --               --           1,244            1,244
Separate account assets...........................................          1,766          115,369              --          117,135
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,274      $   194,615       $   5,907       $  202,796
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal life
   contracts embedded derivatives.................................       $     --      $        --       $  (1,048)      $   (1,048)
VIEs' liabilities -- derivative instruments.......................             --               --             (27)             (27)
Other liabilities:
   Credit default swaps...........................................             --               --              (2)              (2)
   Derivative liabilities(1)......................................             --             (879)           (252)          (1,131)
   GLB reserves embedded derivatives..............................             --               --          (1,244)          (1,244)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (879)      $  (2,573)      $   (3,452)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     --      $       133       $      --       $      133
                                                                       ============    ============   ==============     ===========

--------------
(1) Derivative investment assets and liabilities presented within the fair value hierarchy are presented on a gross basis by derivative type and not on a master netting basis by counterparty.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


                                                                                          AS OF DECEMBER 31, 2012
                                                                       -------------------------------------------------------------
                                                                          QUOTED
                                                                          PRICES
                                                                         IN ACTIVE
                                                                        MARKETS FOR    SIGNIFICANT      SIGNIFICANT
                                                                         IDENTICAL     OBSERVABLE      UNOBSERVABLE         TOTAL
                                                                          ASSETS         INPUTS           INPUTS            FAIR
                                                                         (LEVEL 1)      (LEVEL 2)        (LEVEL 3)          VALUE
                                                                       ------------    ------------   --------------     -----------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds.............................................       $     65      $    64,654       $   2,065       $   66,784
      U.S. government bonds.......................................            362               30               1              393
      Foreign government bonds....................................             --              594              46              640
      RMBS........................................................             --            5,880               3            5,883
      CMBS........................................................             --              928              27              955
      CLOs........................................................             --               26             154              180
      State and municipal bonds...................................             --            4,211              32            4,243
      Hybrid and redeemable preferred securities..................             30            1,030             116            1,176
   VIEs' fixed maturity securities................................            110              598              --              708
   Equity AFS securities..........................................             44               26              87              157
   Trading securities.............................................              2            2,379              56            2,437
   Derivative investments.........................................             --              347           1,916            2,263
Cash and invested cash............................................             --            3,278              --            3,278
Separate account assets...........................................          1,519           93,854              --           95,373
                                                                       ------------    ------------   --------------     -----------
        Total assets..............................................       $  2,132      $   177,835       $   4,503       $  184,470
                                                                       ============    ============   ==============     ===========
LIABILITIES
Future contract benefits -- indexed annuity and universal
   indexed annuity and universal life contracts...................       $     --      $        --       $    (732)      $     (732)
Reinsurance related embedded derivatives..........................             --             (184)             --             (184)
VIEs' liabilities -- derivative instruments.......................             --               --            (128)            (128)
Other liabilities:
   Credit default swaps...........................................             --               --             (11)             (11)
   GLB reserves embedded derivatives..............................             --               --            (909)            (909)
                                                                       ------------    ------------   --------------     -----------
        Total liabilities.........................................       $     --      $      (184)      $  (1,780)      $   (1,964)
                                                                       ============    ============   ==============     ===========
BENEFIT PLANS' ASSETS.............................................       $     16      $       134       $      --       $      150
                                                                       ============    ============   ==============     ===========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                                                               PURCHASES,
                                                                                     GAINS     ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)      SALES,         IN OR
                                                                       INCLUDED       IN       MATURITIES,       OUT
                                                         BEGINNING        IN          OCI     SETTLEMENTS,       OF         ENDING
                                                           FAIR           NET         AND        CALLS,       LEVEL 3,       FAIR
                                                           VALUE        INCOME     OTHER(1)        NET        NET(2)(3)      VALUE
                                                        ----------    ----------   --------   ------------   -----------  ----------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds.................................   $  2,065     $     (17)   $    --      $  1,026      $    (114)   $  2,960
      U.S. government bonds...........................          1            --         --            (1)            --          --
      Foreign government bonds........................         46            --         (1)           33             --          78
      RMBS............................................          3            --         --            (2)            --           1
      CMBS............................................         27            --          6            (5)            (8)         20
      CLOs............................................        154            (1)         4            50            (29)        178
      State and municipal bonds.......................         32            --         (4)           --             --          28
      Hybrid and redeemable preferred securities......        116            --         13           (33)           (30)         66
   Equity AFS securities..............................         87            (1)         2            73             --         161
   Trading securities.................................         56             2         (7)           (6)             8          53
   Derivative investments.............................      1,916          (681)      (194)         (175)            --         866
Other assets -- GLB reserves embedded derivatives(5)..        909        (2,153)        --            --          2,488       1,244
Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)...       (732)         (356)        --            40             --      (1,048)
VIEs' liabilities -- derivative instruments(6)........       (128)          101         --            --             --         (27)
Other liabilities:
   Credit default swaps(7)............................        (11)            9         --            --             --          (2)
   GLB reserves embedded derivatives(5)...............       (909)        2,153         --            --         (2,488)     (1,244)
                                                        ----------    ----------   --------   ------------   -----------  ----------
        Total, net....................................   $  3,632     $    (944)   $  (181)     $  1,000      $    (173)   $  3,334
                                                        ==========    ==========   ========   ============   ===========  ==========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                            FOR THE YEAR ENDED DECEMBER 31, 2012
                                                        ----------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                     GAINS      ISSUANCES,     TRANSFERS
                                                                         ITEMS     (LOSSES)       SALES,         IN OR
                                                                       INCLUDED       IN        MATURITIES,       OUT
                                                          BEGINNING       IN          OCI      SETTLEMENTS,       OF         ENDING
                                                            FAIR          NET         AND         CALLS,       LEVEL 3,       FAIR
                                                            VALUE       INCOME     OTHER(1)         NET         NET(2)        VALUE
                                                        -----------    ---------   --------    ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds................................    $   2,423     $    (25)    $   35       $   274       $  (642)    $  2,065
      U.S. government bonds..........................            1           --         --            --            --            1
      Foreign government bonds.......................           97           --         --            (5)          (46)          46
      RMBS...........................................          158           (3)         3            (8)         (147)           3
      CMBS...........................................           31          (11)        16           (11)            2           27
      CLOs...........................................          101           (2)         8            61           (14)         154
      State and municipal bonds......................           --           --         --            32            --           32
      Hybrid and redeemable preferred securities.....           99           (1)        23            --            (5)         116
   Equity AFS securities.............................           56           (8)        13            26            --           87
   Trading securities................................           67            3          4            (2)          (16)          56
   Derivative investments............................        2,484         (823)        73           182            --        1,916
 Future contract benefits -- index annuity and
   universal life contracts embedded derivatives(5)..         (399)        (136)        --          (197)           --         (732)
 VIEs' liabilities -- derivative instruments(6)......         (291)         163         --            --            --         (128)
Other liabilities:
   Credit default swaps(7)...........................          (16)           5         --            --            --          (11)
   GLB reserves embedded derivatives(5)..............       (2,217)       1,308         --            --            --         (909)
                                                        -----------    ---------   --------    ------------   ----------   ---------
        Total, net...................................    $   2,594     $    470     $  175       $   352       $  (868)    $  2,723
                                                        ===========    =========   ========    ============   ==========   =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                             FOR THE YEAR ENDED DECEMBER 31, 2011
                                                           -------------------------------------------------------------------------
                                                                                                PURCHASES,
                                                                                      GAINS     ISSUANCES,     TRANSFERS
                                                                           ITEMS    (LOSSES)      SALES,         IN OR
                                                                         INCLUDED      IN       MATURITIES,       OUT
                                                            BEGINNING       IN         OCI     SETTLEMENTS,       OF        ENDING
                                                              FAIR          NET        AND        CALLS,       LEVEL 3,      FAIR
                                                              VALUE       INCOME    OTHER(1)        NET         NET(2)       VALUE
                                                           ----------   ----------  --------   ------------   ----------   ---------
Investments:(4)
   Fixed maturity AFS securities:
      Corporate bonds....................................   $  2,353    $       3    $   42       $ (134)       $  159     $  2,423
      U.S. government bonds..............................          2           --        --           (1)           --            1
      Foreign government bonds...........................        113           --         4           (3)          (17)          97
      RMBS...............................................        119           (3)        6           36            --          158
      CMBS...............................................        102          (62)       61          (74)            4           31
      CLOs...............................................        171           19       (17)         (72)           --          101
      Hybrid and redeemable preferred securities.........        114           (1)       (5)          (7)           (2)          99
   Equity AFS securities.................................         91            8       (12)           3           (34)          56
   Trading securities....................................         74            3         1           (7)           (4)          67
   Derivative investments................................      1,494          495       383          112            --        2,484
Future contract benefits -- index annuity
   and universal life contracts embedded derivatives(5)..       (497)           5        --           93            --         (399)
VIEs' liabilities -- derivative instruments(6)...........       (209)         (82)       --           --            --         (291)
Other liabilities:
   Credit default swaps(7)...............................        (16)          (6)       --            6            --          (16)
   GLB reserves embedded derivatives(5)..................       (408)      (1,809)       --           --            --       (2,217)
                                                           ----------   ----------  --------   ------------   ----------   ---------
        Total, net.......................................   $  3,503    $  (1,430)   $  463       $  (48)       $  106     $  2,594
                                                           ==========   ==========  ========   ============   ==========   =========
Benefit plans' assets(8).................................   $      6    $      --    $   --       $   (6)       $   --     $     --
                                                           ==========   ==========  ========   ============   ==========   =========

--------------
(1) The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).
(2) Transfers in or out of Level 3 for AFS and trading securities are displayed at amortized cost as of the beginning-of-year. For AFS and trading securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(3) Transfers in or out of Level 3 for GLB reserves embedded derivatives represent reclassifications between other assets and other liabilities on our Consolidated Balance Sheets.
(4) Amortization and accretion of premiums and discounts are included in net investment income on our Consolidated Statements of Comprehensive Income
      (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(5) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(6) The changes in fair value of the credit default swaps and contingency forwards are included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(7) Gains (losses) from sales, maturities, settlements and calls are included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(8) The expected return on plan assets is reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2013
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $  1,235      $  (51)      $   (44)        $   (45)      $ (69)    $  1,026
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         50          --           (17)             --          --           33
     RMBS............................................         --          --            --              (2)         --           (2)
     CMBS............................................         --          --            --              (3)         (2)          (5)
     CLOs............................................         74          --            --             (24)         --           50
     Hybrid and redeemable preferred securities......         --         (33)           --              --          --          (33)
   Equity AFS securities.............................         78          (5)           --              --          --           73
   Trading securities................................         --          (3)           (1)             (2)         --           (6)
   Derivative investments............................        152         (23)         (304)             --          --         (175)
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (68)         --            --             108          --           40
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $  1,521      $ (115)      $  (366)        $    31       $ (71)    $  1,000
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2012
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    363      $  (26)      $    (6)        $   (51)      $  (6)    $    274
     Foreign government bonds........................         --          --            (5)             --          --           (5)
     RMBS............................................         --          --            (6)             (2)         --           (8)
     CMBS............................................         --          --            --             (11)         --          (11)
     CLOs............................................         72          --            --             (11)         --           61
     State and municipal bonds.......................         32          --            --              --          --           32
   Equity AFS securities.............................         26          --            --              --          --           26
   Trading securities................................         --          --            --              (2)         --           (2)
   Derivative investments............................        454         (34)         (238)             --          --          182
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (99)         --            --             (98)         --         (197)
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    848      $  (60)      $  (255)        $  (175)      $  (6)    $    352
                                                       ==========     =======     ==========     ============    ======    =========

                                                                           FOR THE YEAR ENDED DECEMBER 31, 2011
                                                       -----------------------------------------------------------------------------
                                                        ISSUANCES      SALES      MATURITIES      SETTLEMENTS     CALLS      TOTAL
                                                       ----------     -------     ----------     ------------    ------    ---------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.................................   $    237      $ (216)      $   (15)        $   (51)      $ (89)    $   (134)
     U.S. government bonds...........................         --          --            --              (1)         --           (1)
     Foreign government bonds........................         --          (3)           --              --          --           (3)
     RMBS............................................         51          --            --             (15)         --           36
     CMBS............................................         --         (50)           --             (24)         --          (74)
     CLOs............................................         --         (33)           --             (39)         --          (72)
     Hybrid and redeemable preferred securities......          9         (16)           --              --          --           (7)
   Equity AFS securities.............................         19         (16)           --              --          --            3
   Trading securities................................         --          (2)           --              (5)         --           (7)
   Derivative investments............................        396          (7)         (277)             --          --          112
Future contract benefits -- indexed annuity and
   universal life contracts embedded derivatives.....        (59)         --            --             152          --           93
Other liabilities -- credit default swaps............         --           6            --              --          --            6
                                                       ----------     -------     ----------     ------------    ------    ---------
        Total, net...................................   $    653      $ (337)      $  (292)        $    17       $ (89)    $    (48)
                                                       ==========     =======     ==========     ============    ======    =========
Benefit plans' assets................................   $     --      $   (3)      $    (3)        $    --       $  --     $     (6)
                                                       ==========     =======     ==========     ============    ======    =========

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                      ----------------------------------
                                        2013        2012         2011
                                      ----------   --------   ----------
Investments:(1)
   Derivative investments..........   $    (753)   $  (823)   $     472
Other assets -- GLB
   reserves embedded
   derivatives(1)..................      (2,444)        --           --
Future contract
   benefits -- indexed
   annuity and universal life
   contracts embedded
   derivatives(1)..................         (44)       (10)          (1)
VIEs' liabilities -- derivative
   instruments(1)..................         101        163          (82)
Other liabilities:
   Credit default swaps(2).........           9          6           (8)
   GLB reserves embedded
      derivatives(1)...............       2,444      1,472       (1,615)
                                      ----------   --------   ----------
      Total, net...................   $    (687)   $   808    $  (1,234)
                                      ==========   ========   ==========

--------------
(1) Included in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(2) Included in net investment income on our Consolidated Statements of Comprehensive Income (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2013
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  367      $ (481)    $ (114)
      CMBS...........................        --          (8)        (8)
      CLOs...........................        --         (29)       (29)
      Hybrid and redeemable
         preferred securities........        20         (50)       (30)
   Trading securities................         8          --          8
                                       ----------  ----------   -------
         Total, net..................    $  395      $ (568)    $ (173)
                                       ==========  ==========   =======



                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2012
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $   35      $ (677)    $ (642)
      Foreign government
         bonds.......................        --         (46)       (46)
      RMBS...........................        --        (147)      (147)
      CMBS...........................         5          (3)         2
      CLOs...........................         6         (20)       (14)
      Hybrid and redeemable
         preferred securities........        35         (40)        (5)
   Trading securities................         2         (18)       (16)
                                       ----------  ----------   -------
         Total, net..................    $   83      $ (951)    $ (868)
                                       ==========  ==========   =======

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2011
                                       --------------------------------
                                        TRANSFERS   TRANSFERS
                                          IN TO      OUT OF
                                         LEVEL 3     LEVEL 3     TOTAL
                                       ----------  ----------   -------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................    $  246      $  (87)    $  159
      Foreign government
         bonds.......................        --         (17)       (17)
      CMBS...........................         4          --          4
      Hybrid and redeemable
         preferred securities........        18         (20)        (2)
   Equity AFS securities.............         1         (35)       (34)
   Trading securities................         1          (5)        (4)
                                       ----------  ----------   -------
         Total, net..................    $  270      $ (164)    $  106
                                       ==========  ==========   =======

Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2013, 2012 and 2011, our corporate bonds and RMBS transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. For the years ended December 31, 2013, 2012 and 2011, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2013:

                                           FAIR                VALUATION                        SIGNIFICANT
                                           VALUE               TECHNIQUE                    UNOBSERVABLE INPUTS
                                        -----------  ---------------------------  --------------------------------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  $   1,064      Discounted cash flow       Liquidity/duration adjustment(1)
         Foreign government bonds.....         78      Discounted cash flow       Liquidity/duration adjustment(1)
         Hybrid and redeemable
            preferred securities......         20      Discounted cash flow       Liquidity/duration adjustment(1)
   Equity AFS and trading securities..         28      Discounted cash flow       Liquidity/duration adjustment(1)
Other Assets -- GLB reserves
   embedded derivatives...............      1,244      Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....     (1,048)     Discounted cash flow       Lapse rate(2)
                                                                                  Mortality rate(6)
Other Liabilities -- GLB reserves
   embedded derivatives...............     (1,244)     Discounted cash flow       Long-term lapse rate(2)
                                                                                  Utilization of guaranteed
                                                                                     withdrawals(3)
                                                                                  Claims utilization factor(4)
                                                                                  Premiums utilization factor(4)
                                                                                  NPR(5)
                                                                                  Mortality rate(6)
                                                                                  Volatility(7)

                                          ASSUMPTION OR
                                          INPUT RANGES
                                        -----------------
ASSETS
Investments:
   Fixed maturity AFS and trading
      securities:
         Corporate bonds..............  0.8% - 10.6%
         Foreign government bonds.....  2.3% - 3.9%
         Hybrid and redeemable
            preferred securities......  2.4%
   Equity AFS and trading securities..  4.3% - 5.9%
Other Assets -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%
LIABILITIES
Future contract benefits -- Indexed
   annuity and universal life
   contracts embedded derivatives.....  1% - 15%
                                        (9)
Other Liabilities -- GLB reserves
   embedded derivatives...............  1% - 27%

                                        90% - 100%
                                        60% - 100%
                                        77% - 132%
                                        0% - 0.53%
                                        (8)
                                        1% - 28%

---------------
(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity and universal life contracts represents the lapse rates during the surrender charge period.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4) The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.
(5) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(8) The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.
(9) Based on the "Annuity 2000 Mortality Table" developed by the Society of Actuaries Committee on Life Insurance Research that was adopted by the National Association of Insurance Commissioners in 1996 for our mortality input.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


21. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the broker quotes received may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

  - INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.


  - INDEXED ANNUITY AND UNIVERSAL LIFE CONTRACTS EMBEDDED DERIVATIVES - An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
  - GLB RESERVES EMBEDDED DERIVATIVES - Assuming our GLB reserves embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.



--------------------------------------------------------------------------------
22. SEGMENT INFORMATION


We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of employee-paid and employer-paid plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to our excess capital; investments in media properties and other corporate investments; benefit plan net liability; the unamortized deferred gain on indemnity reinsurance related to the sale of reinsurance; the results of certain disability income business; our run-off Institutional Pension business, the majority of which was sold on a group annuity basis; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

  - Realized gains and losses associated with the following ("excluded realized gain (loss)"):
    - Sales or disposals of securities;
    - Impairments of securities;
    - Changes in the fair value of derivatives, embedded derivatives within certain reinsurance arrangements and trading securities;
    - Changes in the fair value of the derivatives we own to hedge our GDB riders within our variable annuities;
    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them; and
    - Changes in the fair value of the embedded derivative liabilities related to index call options we may purchase in the future to hedge contract holder index allocations applicable to future reset periods for our indexed annuity products accounted for at fair value;

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)


  - Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
  - Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
  - Gains (losses) on early extinguishment of debt;
  - Losses from the impairment of intangible assets;
  - Income (loss) from discontinued operations; and
  - Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

  - Excluded realized gain (loss);
  - Revenue adjustments from the initial adoption of new accounting standards;
  - Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
  - Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our consolidated results of operations.

Segment information (in millions) was as follows:

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        2013        2012       2011
                                      ---------  ----------  --------
REVENUES
Operating revenues:
   Annuities......................    $  3,044   $   2,713   $ 2,588
   Retirement Plan Services.......       1,061       1,015       988
   Life Insurance.................       4,781       4,820     4,347
   Group Protection...............       2,260       2,090     1,938
   Other Operations...............         392         411       449
Excluded realized gain (loss),
   pre-tax........................         (81)       (235)     (342)
Amortization of deferred gain
   arising from reserve changes
   on business sold through
   reinsurance, pre-tax...........           3           3         3
                                      ---------  ----------  --------
      Total revenues..............    $ 11,460   $  10,817   $ 9,971
                                      =========  ==========  ========



                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                       ----------------------------
                                         2013      2012      2011
                                       --------   --------  -------
NET INCOME (LOSS)
Income (loss) from operations:
   Annuities......................     $   715    $   608   $  549
   Retirement Plan Services.......         135        131      146
   Life Insurance.................         464        538      463
   Group Protection...............          71         72       97
   Other Operations...............          (5)       (39)     (28)
Excluded realized gain (loss),
   after-tax......................         (53)      (152)    (222)
Income (loss) from reserve
   changes (net of related
   amortization) on business
   sold through reinsurance,
   after-tax......................           2          2        2
Impairment of intangibles,
   after-tax......................          --          2     (744)
                                       --------   --------  -------
      Net income (loss)...........     $ 1,329    $ 1,162   $  263
                                       ========   ========  =======

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ----------------------------
                                        2013      2012       2011
                                      -------    -------   -------
NET INVESTMENT INCOME
Annuities.........................    $ 1,022    $ 1,058   $ 1,091
Retirement Plan Services..........        825        797       792
Life Insurance....................      2,317      2,297     2,168
Group Protection..................        165        161       152
Other Operations..................        232        238       287
                                      -------    -------   -------
   Total net investment
      income......................    $ 4,561    $ 4,551   $ 4,490
                                      =======    =======   =======

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                        --------------------------
                                         2013      2012       2011
                                        -----     -------    -----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Annuities.........................      $ 374     $   307    $ 335
Retirement Plan Services..........         48          42       33
Life Insurance....................        441         609      416
Group Protection..................         53          48       39
                                        -----     -------    -----
   Total amortization of DAC
      and VOBA, net of
      interest....................      $ 916     $ 1,006    $ 823
                                        =====     =======    =====

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


22. SEGMENT INFORMATION (CONTINUED)



                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                            2013    2012     2011
                                           ------   ------  -------
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Annuities...........................       $ 159    $ 117   $   92
Retirement Plan Services............          46       29       56
Life Insurance......................         225      326      202
Group Protection....................          38       38       52
Other Operations....................          (9)     (82)     (13)
Excluded realized gain (loss).......         (29)     (83)    (120)
Reserve changes (net of related
   amortization) on business
   sold through reinsurance.........           1        1        1
Impairment of intangibles...........          --       (2)      --
                                           ------   ------  -------
   Total federal income tax
      expense (benefit).............       $ 431    $ 344   $  270
                                           ======   ======  =======



                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------  ----------
ASSETS
Annuities.................................    $  119,147  $  107,872
Retirement Plan Services..................        32,367      30,654
Life Insurance............................        67,470      62,867
Group Protection..........................         3,865       3,733
Other Operations..........................        14,659      13,254
                                              ----------  ----------
   Total assets...........................    $  237,508  $  218,380
                                              ==========  ==========


--------------------------------------------------------------------------------
23. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA


The following summarizes our supplemental cash flow data (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           -------------------------
                                            2013     2012     2011
                                           -------  -------  -------
Interest paid............................  $   91   $  134   $   88
Income taxes paid (received).............      (6)     136      159
Significant non-cash investing
   and financing transactions:
   Exchange of surplus note for
      promissory note with affiliate:
      Carrying value of asset............  $  360   $   --   $   --
      Carrying value of liability........    (360)      --       --
                                           -------  -------  -------
        Net asset (liability) from
           exchange......................  $   --   $   --   $   --
                                           =======  =======  =======
   Reinsurance ceded:
      Carrying value of assets...........  $   11   $  367   $   --
      Carrying value of liabilities......      11     (367)      --
                                           -------  -------  -------
        Total reinsurance ceded..........  $   22   $   --   $   --
                                           =======  =======  =======
   Reinsurance recaptured:
      Carrying value of assets...........  $   --   $  (34)  $  243
      Carrying value of liabilities......      --      (84)    (441)
                                           -------  -------  -------
        Total reinsurance recaptured.....  $   --   $ (118)  $ (198)
                                           =======  =======  =======
   Reinsurance novated:
      Carrying value of assets...........  $   --   $   --   $   --
      Carrying value of liabilities......      --      (26)      --
                                           -------  -------  -------
        Total reinsurance novated........  $   --   $  (26)  $   --
                                           =======  =======  =======
   Capital contributions:
      Carrying value of assets (includes
        cash and invested cash)..........  $   --   $   --   $   10
      Carrying value of liabilities......      --       --       --
                                           -------  -------  -------
        Total capital contributions......  $   --   $   --   $   10
                                           =======  =======  =======

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


--------------------------------------------------------------------------------
24. TRANSACTIONS WITH AFFILIATES


Transactions with affiliates (in millions) recorded on our consolidated financial statements were as follows:

                                                      AS OF DECEMBER 31,
                                                     --------------------
                                                       2013        2012
                                                     ---------   --------
Assets with affiliates:
   Accrued inter-company interest
      receivable(1)................................  $      2    $     --
   Bonds(2)........................................       773         100
   Ceded reinsurance contracts(3)..................       315       2,887
   Ceded reinsurance contracts(4)..................       268           9
   Ceded reinsurance contracts(5)..................        51          --
   Cash management agreement
      investment(5)................................       777         748
   Promissory note due from LNC(2).................       100          --
   Service agreement receivable(5).................         5          15
Liabilities with affiliates:
   Accrued inter-company interest
      payable(6)...................................         4          --
   Assumed reinsurance contracts(7)................       407         438
   Ceded reinsurance contracts(4)..................        --         183
   Ceded reinsurance contracts(8)..................     2,244       4,252
   Ceded reinsurance contracts(6)..................      (202)         --
   Inter-company short-term debt(9)................        51          28
   Inter-company long-term debt(10)................     2,350       1,679

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                         ----------------------------
                                           2013     2012      2011
                                         --------  -------  ---------
Revenues with affiliates:
   Premiums received on assumed
      (paid on ceded) reinsurance
      contracts(11)....................  $  (318)  $ (188)  $   (335)
   Net investment income on
      intercompany notes(12)...........        5       --         --
   Fees for management of general
      account(12)......................     (103)     (92)        --
Realized gains (losses) on
ceded reinsurance contracts:(13)
   GLB reserves embedded
      derivatives......................   (2,153)      --         --
   Reinsurance related settlements.....    2,110       --         --
   Other gains (losses)................      242       --         --
Benefits and expenses with affiliates:
   Reinsurance (recoveries) benefits
      on ceded reinsurance
      contracts(14)....................     (205)    (433)    (1,181)
   Service agreement payments(15)......      100      114         75
   Interest expense on
      inter-company debt(16)...........       92      109        107

--------------
(1)   Reported in accrued investment income on our Consolidated Balance
      Sheets.
(2)   Reported in fixed maturity AFS securities on our Consolidated Balance
      Sheets.
(3)   Reported in reinsurance recoverables on our Consolidated Balance
      Sheets.
(4) Reported in reinsurance related embedded derivatives on our Consolidated Balance Sheets.


(5)  Reported in other assets on our Consolidated Balance Sheets.
(6)  Reported in other liabilities on our Consolidated Balance Sheets.
(7)  Reported in future contract benefits on our Consolidated Balance Sheets.
(8) Reported in funds withheld reinsurance liabilities on our Consolidated Balance Sheets.
 (9) Reported in short-term debt on our Consolidated Balance Sheets.
(10) Reported in long-term debt on our Consolidated Balance Sheets.
(11) Reported in insurance premiums on our Consolidated Statements of Comprehensive Income (Loss).
(12) Reported in net investment income on our Consolidated Statements of Comprehensive Income (Loss).
(13) Reported in realized gain (loss) on our Consolidated Statements of Comprehensive Income (Loss).
(14) Reported in benefits on our Consolidated Statements of Comprehensive Income (Loss).
(15) Reported in commissions and other expenses on our Consolidated Statements of Comprehensive Income (Loss).
(16) Reported in interest and debt expense on our Consolidated Statements of Comprehensive Income (Loss).

BONDS
LNC issues bonds to us for a predetermined face value to be repaid by LNC at a predetermined maturity with a specified interest rate.

CASH MANAGEMENT AGREEMENT
In order to manage our capital more efficiently, we participate in an inter-company cash management program where LNC can lend to or borrow from us to meet short-term borrowing needs. The cash management program is essentially a series of demand loans, which are permitted under applicable insurance laws, among LNC and its affiliates that reduces overall borrowing costs by allowing LNC and its subsidiaries to access internal resources instead of incurring third-party transaction costs. The borrowing and lending limit is currently 3% of our admitted assets as of our most recent year end.

SERVICE AGREEMENT
In accordance with service agreements with LNC and other subsidiaries of LNC for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and receive an allocation of corporate overhead. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: headcount, capital, investments by product, weighted policies in force, and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT
On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)


24. TRANSACTIONS WITH AFFILIATES (CONTINUED)


with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

Effective January 1, 2012, LNL entered into an Investment Advisory Agreement with Lincoln Investment Management Company ("LIMCO"), also a wholly-owned subsidiary of LNC. LIMCO provides investment advisory services to LNL and enters into sub-advisory agreements with other third-party investment advisers.


CEDED REINSURANCE CONTRACTS
As discussed in Note 9, we cede insurance contracts to and assume insurance contracts from affiliated companies. We cede certain guaranteed benefit risks (including certain GDB and GWB benefits) to LNBAR. As discussed in Note 6, we cede the change in the GLB reserves embedded derivatives and the related hedge results to LNBAR. As discussed in Note 3, we also cede the risks for no-lapse benefit guarantees under certain UL contracts to LNBAR.

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary of LOCs aggregating to $651 million and $76 million as of December 31, 2013 and 2012, respectively. The LOCs are obtained by the affiliate reinsurer and issued by banks in order for the Company to recognize the reserve credit.



--------------------------------------------------------------------------------
25. SUBSEQUENT EVENTS


On March 26, 2014, LNL paid a cash dividend in the amount of $150 million to LNC.

              LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013





                                                                        CONTRACT                          CONTRACT
                                                                        PURCHASES                         REDEMPTIONS
                                                                        DUE FROM                          DUE TO
                                                                        THE LINCOLN                       THE LINCOLN
                                                                        NATIONAL LIFE                     NATIONAL LIFE
                                                                        INSURANCE                         INSURANCE
SUBACCOUNT                                              INVESTMENTS     COMPANY           TOTAL ASSETS    COMPANY
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                $      22,557,610   $      454    $      22,558,064   $       --
ABVPSF Growth and Income Class B                                   489           29                  518           --
ABVPSF International Value Class B                             163,768           --              163,768           --
ABVPSF Small/Mid Cap Value Class A                             947,516           --              947,516           --
American Century VP Inflation Protection Class I                22,146           --               22,146           --
American Century VP Inflation Protection Class II            8,861,364           --            8,861,364          248
American Century VP International Class I                       67,543           --               67,543       45,658
American Funds Global Growth Class 2                       111,922,821        5,726          111,928,547           --
American Funds Growth Class 2                              687,465,447           --          687,465,447       60,134
American Funds Growth-Income Class 2                       263,267,475       86,729          263,354,204           --
American Funds International Class 2                       275,424,718           --          275,424,718        1,482
BlackRock Global Allocation V.I. Class I                    27,061,000           --           27,061,000       10,308
BlackRock Global Allocation V.I. Class III                  14,077,971       15,117           14,093,088           --
Delaware VIP Diversified Income Standard Class             131,356,009           --          131,356,009       14,964
Delaware VIP Diversified Income Service Class               52,869,271           --           52,869,271       18,531
Delaware VIP Emerging Markets Service Class                  2,605,304           --            2,605,304           --
Delaware VIP High Yield Standard Class                      45,351,291           --           45,351,291       17,357
Delaware VIP High Yield Service Class                       11,531,143        9,267           11,540,410           --
Delaware VIP Limited-Term Diversified Income
   Service Class                                             2,433,756        1,358            2,435,114           --
Delaware VIP REIT Standard Class                           112,322,021           --          112,322,021        7,431
Delaware VIP REIT Service Class                             17,779,243           --           17,779,243        4,782
Delaware VIP Small Cap Value Service Class                 260,059,203        8,606          260,067,809           --
Delaware VIP Smid Cap Growth Standard Class                281,092,660       34,926          281,127,586           --
Delaware VIP Smid Cap Growth Service Class                  18,931,475       10,303           18,941,778           --
Delaware VIP U.S. Growth Service Class                         175,621           --              175,621           --
Delaware VIP Value Standard Class                          162,980,171       39,017          163,019,188           --
Delaware VIP Value Service Class                            23,390,312           --           23,390,312       28,358
DWS Alternative Asset Allocation VIP Class A                 3,688,622          691            3,689,313           --
DWS Alternative Asset Allocation VIP Class B                 1,937,998        1,992            1,939,990           --
DWS Equity 500 Index VIP Class A                               130,361           --              130,361          766
DWS Small Cap Index VIP Class A                              1,614,450           --            1,614,450        1,481
DWS Small Cap Index VIP Class B                                  2,650           --                2,650           --
Fidelity VIP Contrafund Service Class                      242,007,939           --          242,007,939        1,381
Fidelity VIP Contrafund Service Class 2                     59,972,947       42,759           60,015,706           --
Fidelity VIP Growth Service Class                           74,126,216           --           74,126,216        2,901
Fidelity VIP Growth Service Class 2                         10,123,955       19,875           10,143,830           --
Fidelity VIP Mid Cap Service Class 2                         2,992,307           --            2,992,307          194
FTVIPT Franklin Income Securities Class 2                    2,500,992       26,890            2,527,882           --
FTVIPT Mutual Shares Securities Class 2                      2,054,309           --            2,054,309           --
FTVIPT Templeton Global Bond Securities Class 2              4,982,859          785            4,983,644           --
Invesco V.I. Core Equity Series I                               42,202           --               42,202           --
Invesco V.I. International Growth Series I                      83,718           --               83,718           --
Janus Aspen Global Research Institutional Class                307,201           --              307,201          288
LVIP Baron Growth Opportunities Service Class              204,287,862           --          204,287,862       20,894
LVIP BlackRock Equity Dividend RPM
   Standard Class                                          308,853,230           --          308,853,230       52,959
LVIP BlackRock Equity Dividend RPM
   Service Class                                             7,960,936        3,881            7,964,817           --
LVIP BlackRock Inflation Protected Bond
   Standard Class                                           22,959,818       23,172           22,982,990           --
LVIP BlackRock Inflation Protected Bond
   Service Class                                             5,355,467        3,142            5,358,609           --


                                                     MORTALITY &
                                                     EXPENSE
                                                     GUARANTEE
                                                     CHARGES
                                                     PAYABLE TO
                                                     THE LINCOLN
                                                     NATIONAL LIFE
                                                     INSURANCE
SUBACCOUNT                                           COMPANY           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                  $    616     $      22,557,448
ABVPSF Growth and Income Class B                             --                   518
ABVPSF International Value Class B                            5               163,763
ABVPSF Small/Mid Cap Value Class A                           29               947,487
American Century VP Inflation Protection Class I              1                22,145
American Century VP Inflation Protection Class II           292             8,860,824
American Century VP International Class I                     1                21,884
American Funds Global Growth Class 2                      3,101           111,925,446
American Funds Growth Class 2                            18,971           687,386,342
American Funds Growth-Income Class 2                      7,387           263,346,817
American Funds International Class 2                      7,624           275,415,612
BlackRock Global Allocation V.I. Class I                    749            27,049,943
BlackRock Global Allocation V.I. Class III                  426            14,092,662
Delaware VIP Diversified Income Standard Class            3,665           131,337,380
Delaware VIP Diversified Income Service Class             1,567            52,849,173
Delaware VIP Emerging Markets Service Class                  82             2,605,222
Delaware VIP High Yield Standard Class                    1,250            45,332,684
Delaware VIP High Yield Service Class                       316            11,540,094
Delaware VIP Limited-Term Diversified Income
   Service Class                                             82             2,435,032
Delaware VIP REIT Standard Class                          3,121           112,311,469
Delaware VIP REIT Service Class                             490            17,773,971
Delaware VIP Small Cap Value Service Class                7,153           260,060,656
Delaware VIP Smid Cap Growth Standard Class               7,721           281,119,865
Delaware VIP Smid Cap Growth Service Class                  518            18,941,260
Delaware VIP U.S. Growth Service Class                        6               175,615
Delaware VIP Value Standard Class                         4,304           163,014,884
Delaware VIP Value Service Class                            640            23,361,314
DWS Alternative Asset Allocation VIP Class A                101             3,689,212
DWS Alternative Asset Allocation VIP Class B                 53             1,939,937
DWS Equity 500 Index VIP Class A                              2               129,593
DWS Small Cap Index VIP Class A                              51             1,612,918
DWS Small Cap Index VIP Class B                              --                 2,650
Fidelity VIP Contrafund Service Class                     6,736           241,999,822
Fidelity VIP Contrafund Service Class 2                   1,639            60,014,067
Fidelity VIP Growth Service Class                         2,029            74,121,286
Fidelity VIP Growth Service Class 2                         276            10,143,554
Fidelity VIP Mid Cap Service Class 2                         95             2,992,018
FTVIPT Franklin Income Securities Class 2                    91             2,527,791
FTVIPT Mutual Shares Securities Class 2                      66             2,054,243
FTVIPT Templeton Global Bond Securities Class 2             171             4,983,473
Invesco V.I. Core Equity Series I                             1                42,201
Invesco V.I. International Growth Series I                    3                83,715
Janus Aspen Global Research Institutional Class               5               306,908
LVIP Baron Growth Opportunities Service Class             5,611           204,261,357
LVIP BlackRock Equity Dividend RPM
   Standard Class                                         8,476           308,791,795
LVIP BlackRock Equity Dividend RPM
   Service Class                                            218             7,964,599
LVIP BlackRock Inflation Protected Bond
   Standard Class                                           606            22,982,384
LVIP BlackRock Inflation Protected Bond
   Service Class                                            138             5,358,471





See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2013





                                                                        CONTRACT                          CONTRACT
                                                                        PURCHASES                         REDEMPTIONS
                                                                        DUE FROM                          DUE TO
                                                                        THE LINCOLN                       THE LINCOLN
                                                                        NATIONAL LIFE                     NATIONAL LIFE
                                                                        INSURANCE                         INSURANCE
SUBACCOUNT                                              INVESTMENTS     COMPANY           TOTAL ASSETS    COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP Capital Growth Service Class                    $          53,594   $       --    $          53,594   $       --
LVIP Clarion Global Real Estate Standard Class              10,531,151          987           10,532,138           --
LVIP Clarion Global Real Estate Service Class                4,491,861        4,129            4,495,990           --
LVIP Columbia Small-Mid Cap Growth RPM
   Service Class                                               323,078           --              323,078           --
LVIP Delaware Bond Standard Class                          258,217,967           --          258,217,967      102,578
LVIP Delaware Bond Service Class                            24,720,801       12,474           24,733,275           --
LVIP Delaware Diversified Floating Rate
   Service Class                                             5,139,280        2,275            5,141,555           --
LVIP Delaware Foundation Aggressive Allocation
   Standard Class                                          126,598,095           --          126,598,095       13,793
LVIP Delaware Foundation Aggressive Allocation
   Service Class                                             6,067,997       19,524            6,087,521           --
LVIP Delaware Foundation Conservative
   Allocation Standard Class                               247,610,319           --          247,610,319        5,511
LVIP Delaware Foundation Conservative
   Allocation Service Class                                  5,870,211        8,327            5,878,538           --
LVIP Delaware Foundation Moderate Allocation
   Standard Class                                            5,605,329          179            5,605,508           --
LVIP Delaware Foundation Moderate Allocation
   Service Class                                             5,231,719        2,446            5,234,165           --
LVIP Delaware Growth and Income Standard Class           1,075,366,722           --        1,075,366,722      355,401
LVIP Delaware Growth and Income Service Class                6,371,883        3,533            6,375,416           --
LVIP Delaware Social Awareness Standard Class              581,491,306           --          581,491,306       45,180
LVIP Delaware Social Awareness Service Class                17,250,402           --           17,250,402       12,770
LVIP Delaware Special Opportunities
   Standard Class                                          482,726,628           --          482,726,628       60,602
LVIP Delaware Special Opportunities Service Class           31,652,000           --           31,652,000       39,364
LVIP Global Income Standard Class                            7,546,213       21,942            7,568,155           --
LVIP Global Income Service Class                             4,108,339        5,493            4,113,832           --
LVIP JPMorgan Mid Cap Value RPM Service Class                  120,978           --              120,978           --
LVIP Managed Risk Profile 2010 Standard Class                3,410,886          337            3,411,223           --
LVIP Managed Risk Profile 2010 Service Class                 1,805,475        1,562            1,807,037           --
LVIP Managed Risk Profile 2020 Standard Class               12,696,206       21,253           12,717,459           --
LVIP Managed Risk Profile 2020 Service Class                11,310,216       11,004           11,321,220           --
LVIP Managed Risk Profile 2030 Standard Class                7,519,410        4,155            7,523,565           --
LVIP Managed Risk Profile 2030 Service Class                13,063,643       10,021           13,073,664           --
LVIP Managed Risk Profile 2040 Standard Class                2,523,281        1,038            2,524,319           --
LVIP Managed Risk Profile 2040 Service Class                13,074,154       13,429           13,087,583           --
LVIP Managed Risk Profile 2050 Standard Class                  299,460           --              299,460           --
LVIP Managed Risk Profile 2050 Service Class                 1,436,778       16,077            1,452,855           --
LVIP Managed Risk Profile Conservative
   Standard Class                                           21,008,861        1,994           21,010,855           --
LVIP Managed Risk Profile Conservative
   Service Class                                            19,839,639        8,265           19,847,904           --
LVIP Managed Risk Profile Growth Standard Class             26,868,029        9,860           26,877,889           --
LVIP Managed Risk Profile Growth Service Class              46,769,772        8,561           46,778,333           --
LVIP Managed Risk Profile Moderate
   Standard Class                                           40,394,353        6,405           40,400,758           --
LVIP Managed Risk Profile Moderate Service Class            54,170,244           --           54,170,244        4,484
LVIP MFS International Growth Service Class                    554,604           --              554,604           --
LVIP MFS Value Service Class                                 2,362,565           --            2,362,565        1,675
LVIP Mid-Cap Value Service Class                               352,019           --              352,019           --


                                                     MORTALITY &
                                                     EXPENSE
                                                     GUARANTEE
                                                     CHARGES
                                                     PAYABLE TO
                                                     THE LINCOLN
                                                     NATIONAL LIFE
                                                     INSURANCE
SUBACCOUNT                                           COMPANY           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Capital Growth Service Class                      $      1     $          53,593
LVIP Clarion Global Real Estate Standard Class              291            10,531,847
LVIP Clarion Global Real Estate Service Class               132             4,495,858
LVIP Columbia Small-Mid Cap Growth RPM
   Service Class                                             10               323,068
LVIP Delaware Bond Standard Class                         7,209           258,108,180
LVIP Delaware Bond Service Class                            679            24,732,596
LVIP Delaware Diversified Floating Rate
   Service Class                                            153             5,141,402
LVIP Delaware Foundation Aggressive Allocation
   Standard Class                                         3,478           126,580,824
LVIP Delaware Foundation Aggressive Allocation
   Service Class                                            166             6,087,355
LVIP Delaware Foundation Conservative
   Allocation Standard Class                              6,813           247,597,995
LVIP Delaware Foundation Conservative
   Allocation Service Class                                 161             5,878,377
LVIP Delaware Foundation Moderate Allocation
   Standard Class                                           155             5,605,353
LVIP Delaware Foundation Moderate Allocation
   Service Class                                            143             5,234,022
LVIP Delaware Growth and Income Standard Class           29,450         1,074,981,871
LVIP Delaware Growth and Income Service Class               174             6,375,242
LVIP Delaware Social Awareness Standard Class            15,954           581,430,172
LVIP Delaware Social Awareness Service Class                472            17,237,160
LVIP Delaware Special Opportunities
   Standard Class                                        13,222           482,652,804
LVIP Delaware Special Opportunities Service Class           865            31,611,771
LVIP Global Income Standard Class                           213             7,567,942
LVIP Global Income Service Class                            127             4,113,705
LVIP JPMorgan Mid Cap Value RPM Service Class                 4               120,974
LVIP Managed Risk Profile 2010 Standard Class                94             3,411,129
LVIP Managed Risk Profile 2010 Service Class                 50             1,806,987
LVIP Managed Risk Profile 2020 Standard Class               348            12,717,111
LVIP Managed Risk Profile 2020 Service Class                310            11,320,910
LVIP Managed Risk Profile 2030 Standard Class               206             7,523,359
LVIP Managed Risk Profile 2030 Service Class                358            13,073,306
LVIP Managed Risk Profile 2040 Standard Class                69             2,524,250
LVIP Managed Risk Profile 2040 Service Class                358            13,087,225
LVIP Managed Risk Profile 2050 Standard Class                 8               299,452
LVIP Managed Risk Profile 2050 Service Class                 39             1,452,816
LVIP Managed Risk Profile Conservative
   Standard Class                                           589            21,010,266
LVIP Managed Risk Profile Conservative
   Service Class                                            567            19,847,337
LVIP Managed Risk Profile Growth Standard Class             740            26,877,149
LVIP Managed Risk Profile Growth Service Class            1,336            46,776,997
LVIP Managed Risk Profile Moderate
   Standard Class                                         1,162            40,399,596
LVIP Managed Risk Profile Moderate Service Class          1,566            54,164,194
LVIP MFS International Growth Service Class                  17               554,587
LVIP MFS Value Service Class                                 75             2,360,815
LVIP Mid-Cap Value Service Class                             11               352,008





See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

DECEMBER 31, 2013





                                                                        CONTRACT                          CONTRACT
                                                                        PURCHASES                         REDEMPTIONS
                                                                        DUE FROM                          DUE TO
                                                                        THE LINCOLN                       THE LINCOLN
                                                                        NATIONAL LIFE                     NATIONAL LIFE
                                                                        INSURANCE                         INSURANCE
SUBACCOUNT                                              INVESTMENTS     COMPANY           TOTAL ASSETS    COMPANY
------------------------------------------------------------------------------------------------------------------------------------
LVIP Mondrian International Value
   Standard Class                                    $     248,988,793   $       --    $     248,988,793   $    1,094
LVIP Mondrian International Value Service Class             18,314,245       16,983           18,331,228           --
LVIP Money Market Standard Class                            55,067,406           --           55,067,406        4,711
LVIP Money Market Service Class                              7,036,688      133,993            7,170,681           --
LVIP SSgA Bond Index Standard Class                          4,317,557        3,236            4,320,793           --
LVIP SSgA Bond Index Service Class                           1,604,293        2,212            1,606,505           --
LVIP SSgA Developed International 150
   Service Class                                                80,351           --               80,351           --
LVIP SSgA Emerging Markets 100 Standard Class               21,936,471       18,242           21,954,713           --
LVIP SSgA Emerging Markets 100 Service Class                 6,465,779        7,754            6,473,533           --
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                            9,171,399        1,040            9,172,439           --
LVIP SSgA Global Tactical Allocation RPM
   Service Class                                            17,947,399        4,685           17,952,084           --
LVIP SSgA International Index Standard Class                 2,559,838           --            2,559,838       19,182
LVIP SSgA International Index Service Class                  1,708,643        1,704            1,710,347           --
LVIP SSgA Large Cap 100 Service Class                          196,873           --              196,873           --
LVIP SSgA S&P 500 Index Standard Class                     343,655,364       16,535          343,671,899           --
LVIP SSgA S&P 500 Index Service Class                       48,584,001       30,134           48,614,135           --
LVIP SSgA Small-Cap Index Standard Class                    53,391,274        9,069           53,400,343           --
LVIP SSgA Small-Cap Index Service Class                     12,313,082        9,707           12,322,789           --
LVIP SSgA Small-Mid Cap 200 Service Class                      718,980           --              718,980          125
LVIP T. Rowe Price Growth Stock Service Class                  673,057           --              673,057           --
LVIP T. Rowe Price Structured Mid-Cap
   Growth Standard Class                                   178,731,183       84,426          178,815,609           --
LVIP T. Rowe Price Structured Mid-Cap
   Growth Service Class                                     10,271,612       12,780           10,284,392           --
LVIP Templeton Growth RPM Service Class                        252,974           --              252,974           --
LVIP UBS Large Cap Growth RPM Standard Class               274,456,454           --          274,456,454       19,884
LVIP UBS Large Cap Growth RPM Service Class                  2,350,618          929            2,351,547           --
LVIP Vanguard Domestic Equity ETF
   Service Class                                             6,126,376        6,201            6,132,577           --
LVIP Vanguard International Equity ETF
   Service Class                                             3,656,619          647            3,657,266           --
MFS VIT Core Equity Initial Class                               11,262           --               11,262           --
MFS VIT Total Return Initial Class                           1,605,313           --            1,605,313          104
MFS VIT Utilities Initial Class                            178,773,967           --          178,773,967       21,310
MFS VIT Utilities Service Class                             35,294,750        6,348           35,301,098           --
NB AMT Large Cap Value I Class                                  14,322           --               14,322           --
NB AMT Mid Cap Growth I Class                                   79,562           --               79,562           --
NB AMT Mid Cap Intrinsic Value I Class                         209,493           --              209,493           --
PIMCO VIT CommodityRealReturn Strategy
   Advisor Class                                                87,631           --               87,631           --
PIMCO VIT Total Return Administrative Class                 16,636,652        9,681           16,646,333           --
Putnam VT Global Health Care Class IB                           90,926           --               90,926           --
Wells Fargo Advantage VT Intrinsic Value Class 2               227,720           --              227,720           --
Wells Fargo Advantage VT Omega
   Growth Class 2                                              125,247           --              125,247           --
Wells Fargo Advantage VT Small Cap
   Growth Class 2                                              313,127           --              313,127           --


                                                     MORTALITY &
                                                     EXPENSE
                                                     GUARANTEE
                                                     CHARGES
                                                     PAYABLE TO
                                                     THE LINCOLN
                                                     NATIONAL LIFE
                                                     INSURANCE
SUBACCOUNT                                           COMPANY           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Mondrian International Value
   Standard Class                                      $  6,872     $     248,980,827
LVIP Mondrian International Value Service Class             503            18,330,725
LVIP Money Market Standard Class                          1,523            55,061,172
LVIP Money Market Service Class                             193             7,170,488
LVIP SSgA Bond Index Standard Class                         121             4,320,672
LVIP SSgA Bond Index Service Class                           49             1,606,456
LVIP SSgA Developed International 150
   Service Class                                              2                80,349
LVIP SSgA Emerging Markets 100 Standard Class               604            21,954,109
LVIP SSgA Emerging Markets 100 Service Class                181             6,473,352
LVIP SSgA Global Tactical Allocation RPM
   Standard Class                                           253             9,172,186
LVIP SSgA Global Tactical Allocation RPM
   Service Class                                            510            17,951,574
LVIP SSgA International Index Standard Class                 70             2,540,586
LVIP SSgA International Index Service Class                  51             1,710,296
LVIP SSgA Large Cap 100 Service Class                         7               196,866
LVIP SSgA S&P 500 Index Standard Class                    9,441           343,662,458
LVIP SSgA S&P 500 Index Service Class                     1,328            48,612,807
LVIP SSgA Small-Cap Index Standard Class                  1,466            53,398,877
LVIP SSgA Small-Cap Index Service Class                     348            12,322,441
LVIP SSgA Small-Mid Cap 200 Service Class                    21               718,834
LVIP T. Rowe Price Growth Stock Service Class                20               673,037
LVIP T. Rowe Price Structured Mid-Cap
   Growth Standard Class                                  4,893           178,810,716
LVIP T. Rowe Price Structured Mid-Cap
   Growth Service Class                                     281            10,284,111
LVIP Templeton Growth RPM Service Class                      10               252,964
LVIP UBS Large Cap Growth RPM Standard Class              7,507           274,429,063
LVIP UBS Large Cap Growth RPM Service Class                  64             2,351,483
LVIP Vanguard Domestic Equity ETF
   Service Class                                            168             6,132,409
LVIP Vanguard International Equity ETF
   Service Class                                            100             3,657,166
MFS VIT Core Equity Initial Class                            --                11,262
MFS VIT Total Return Initial Class                           50             1,605,159
MFS VIT Utilities Initial Class                           4,931           178,747,726
MFS VIT Utilities Service Class                             966            35,300,132
NB AMT Large Cap Value I Class                               --                14,322
NB AMT Mid Cap Growth I Class                                 1                79,561
NB AMT Mid Cap Intrinsic Value I Class                        7               209,486
PIMCO VIT CommodityRealReturn Strategy
   Advisor Class                                              3                87,628
PIMCO VIT Total Return Administrative Class                 464            16,645,869
Putnam VT Global Health Care Class IB                         3                90,923
Wells Fargo Advantage VT Intrinsic Value Class 2              8               227,712
Wells Fargo Advantage VT Omega
   Growth Class 2                                             4               125,243
Wells Fargo Advantage VT Small Cap
   Growth Class 2                                            10               313,117





See accompanying notes.

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013




                                                                         DIVIDENDS
                                                                         FROM         MORTALITY AND       NET
                                                                         INVESTMENT   EXPENSE             INVESTMENT
SUBACCOUNT                                                               INCOME       GUARANTEE CHARGES   INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                  $       4,665    $     (215,623)   $    (210,958)
ABVPSF Growth and Income Class B                                             415,233          (132,961)         282,272
ABVPSF International Value Class B                                             9,110            (1,800)           7,310
ABVPSF Small/Mid Cap Value Class A                                             5,205           (10,380)          (5,175)
American Century VP Inflation Protection Class I                             177,398          (125,445)          51,953
American Century VP Inflation Protection Class II                            183,626          (135,595)          48,031
American Century VP International Class I                                      1,406              (451)             955
American Funds Global Growth Class 2                                       1,258,531        (1,012,354)         246,177
American Funds Growth Class 2                                              5,878,965        (6,397,896)        (518,931)
American Funds Growth-Income Class 2                                       3,198,387        (2,401,294)         797,093
American Funds International Class 2                                       3,485,403        (2,599,077)         886,326
BlackRock Global Allocation V.I. Class I                                     299,832          (266,064)          33,768
BlackRock Global Allocation V.I. Class III                                   142,339          (141,074)           1,265
Delaware VIP Diversified Income Standard Class                             3,808,573        (1,539,905)       2,268,668
Delaware VIP Diversified Income Service Class                              1,210,527          (598,948)         611,579
Delaware VIP Emerging Markets Service Class                                   38,613           (30,036)           8,577
Delaware VIP High Yield Standard Class                                     3,348,508          (458,100)       2,890,408
Delaware VIP High Yield Service Class                                        722,729          (105,460)         617,269
Delaware VIP Limited-Term Diversified Income Service Class                    31,445           (29,929)           1,516
Delaware VIP REIT Standard Class                                           2,024,537        (1,287,151)         737,386
Delaware VIP REIT Service Class                                              244,962          (187,650)          57,312
Delaware VIP Small Cap Value Service Class                                 1,223,754        (2,389,518)      (1,165,764)
Delaware VIP Smid Cap Growth Standard Class                                   60,395        (2,476,382)      (2,415,987)
Delaware VIP Smid Cap Growth Service Class                                        --          (155,222)        (155,222)
Delaware VIP U.S. Growth Service Class                                           171            (1,816)          (1,645)
Delaware VIP Value Standard Class                                          2,552,746        (1,410,341)       1,142,405
Delaware VIP Value Service Class                                             307,817          (202,096)         105,721
DWS Alternative Asset Allocation VIP Class A                                  80,679           (38,913)          41,766
DWS Alternative Asset Allocation VIP Class B                                  33,020           (18,863)          14,157
DWS Equity 500 Index VIP Class A                                           3,148,373          (637,556)       2,510,817
DWS Equity 500 Index VIP Class B                                             289,687           (65,279)         224,408
DWS Small Cap Index VIP Class A                                              687,756          (161,557)         526,199
DWS Small Cap Index VIP Class B                                              101,410           (24,915)          76,495
Fidelity VIP Contrafund Service Class                                      2,154,874        (2,274,109)        (119,235)
Fidelity VIP Contrafund Service Class 2                                      452,156          (526,090)         (73,934)
Fidelity VIP Growth Service Class                                            124,976          (647,420)        (522,444)
Fidelity VIP Growth Service Class 2                                            4,078           (83,415)         (79,337)
Fidelity VIP Mid Cap Service Class 2                                           7,428           (32,815)         (25,387)
FTVIPT Franklin Income Securities Class 2                                    153,065           (31,087)         121,978
FTVIPT Mutual Shares Securities Class 2                                       41,621           (23,440)          18,181
FTVIPT Templeton Global Bond Securities Class 2                              245,005           (64,392)         180,613
Invesco V.I. Core Equity Series I                                                536              (431)             105
Invesco V.I. International Growth Series I                                       888              (890)              (2)
Janus Aspen Global Research Institutional Class                                2,996            (1,623)           1,373
LVIP Baron Growth Opportunities Service Class                                772,311        (1,785,508)      (1,013,197)
LVIP BlackRock Equity Dividend RPM Standard Class                          4,337,630        (3,040,735)       1,296,895
LVIP BlackRock Equity Dividend RPM Service Class                              93,225           (75,945)          17,280
LVIP BlackRock Inflation Protected Bond Standard Class                       140,757          (166,042)         (25,285)
LVIP BlackRock Inflation Protected Bond Service Class                         14,716           (33,293)         (18,577)
LVIP Capital Growth Service Class                                                 --              (460)            (460)
LVIP Clarion Global Real Estate Standard Class                                    --          (110,250)        (110,250)
LVIP Clarion Global Real Estate Service Class                                     --           (47,762)         (47,762)
LVIP Columbia Small-Mid Cap Growth RPM Service Class                              --            (3,351)          (3,351)
LVIP Delaware Bond Standard Class                                          4,771,690        (2,923,966)       1,847,724
LVIP Delaware Bond Service Class                                             371,251          (267,329)         103,922
LVIP Delaware Diversified Floating Rate Service Class                         24,451           (28,882)          (4,431)
LVIP Delaware Foundation Aggressive Allocation Standard Class              1,867,234        (1,231,263)         635,971


                                                                                         DIVIDENDS
                                                                                         FROM          TOTAL
                                                                       NET REALIZED      NET REALIZED  NET REALIZED
                                                                       GAIN (LOSS)       GAIN ON       GAIN (LOSS)
SUBACCOUNT                                                             ON INVESTMENTS    INVESTMENTS   ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                  $      418,635   $          --  $      418,635
ABVPSF Growth and Income Class B                                            5,087,950              --       5,087,950
ABVPSF International Value Class B                                             (3,892)             --          (3,892)
ABVPSF Small/Mid Cap Value Class A                                             98,286          48,314         146,600
American Century VP Inflation Protection Class I                              114,475       1,137,517       1,251,992
American Century VP Inflation Protection Class II                             (41,179)        550,366         509,187
American Century VP International Class I                                       4,571              --           4,571
American Funds Global Growth Class 2                                        2,183,956              --       2,183,956
American Funds Growth Class 2                                              14,873,832              --      14,873,832
American Funds Growth-Income Class 2                                        3,785,399              --       3,785,399
American Funds International Class 2                                        3,011,572              --       3,011,572
BlackRock Global Allocation V.I. Class I                                      428,463         971,489       1,399,952
BlackRock Global Allocation V.I. Class III                                    168,224         562,166         730,390
Delaware VIP Diversified Income Standard Class                              2,211,264       2,211,902       4,423,166
Delaware VIP Diversified Income Service Class                                 159,904         784,505         944,409
Delaware VIP Emerging Markets Service Class                                    28,316              --          28,316
Delaware VIP High Yield Standard Class                                        765,775              --         765,775
Delaware VIP High Yield Service Class                                         115,398              --         115,398
Delaware VIP Limited-Term Diversified Income Service Class                     (7,639)             --          (7,639)
Delaware VIP REIT Standard Class                                             (236,557)             --        (236,557)
Delaware VIP REIT Service Class                                               103,204              --         103,204
Delaware VIP Small Cap Value Service Class                                  7,348,626      10,982,408      18,331,034
Delaware VIP Smid Cap Growth Standard Class                                 6,594,738      13,416,219      20,010,957
Delaware VIP Smid Cap Growth Service Class                                    233,074         838,358       1,071,432
Delaware VIP U.S. Growth Service Class                                          2,727           5,089           7,816
Delaware VIP Value Standard Class                                           2,969,248              --       2,969,248
Delaware VIP Value Service Class                                              269,165              --         269,165
DWS Alternative Asset Allocation VIP Class A                                   30,127              --          30,127
DWS Alternative Asset Allocation VIP Class B                                    2,087              --           2,087
DWS Equity 500 Index VIP Class A                                           44,929,641       3,739,848      48,669,489
DWS Equity 500 Index VIP Class B                                            4,612,710         399,032       5,011,742
DWS Small Cap Index VIP Class A                                             8,141,153       1,653,300       9,794,453
DWS Small Cap Index VIP Class B                                             1,457,757         285,157       1,742,914
Fidelity VIP Contrafund Service Class                                       3,926,704          63,172       3,989,876
Fidelity VIP Contrafund Service Class 2                                       450,917          15,834         466,751
Fidelity VIP Growth Service Class                                             748,309          45,094         793,403
Fidelity VIP Growth Service Class 2                                           219,753           6,205         225,958
Fidelity VIP Mid Cap Service Class 2                                          104,947         358,100         463,047
FTVIPT Franklin Income Securities Class 2                                      31,125              --          31,125
FTVIPT Mutual Shares Securities Class 2                                        78,807              --          78,807
FTVIPT Templeton Global Bond Securities Class 2                                88,519          63,257         151,776
Invesco V.I. Core Equity Series I                                               1,588              --           1,588
Invesco V.I. International Growth Series I                                        403              --             403
Janus Aspen Global Research Institutional Class                                 1,690              --           1,690
LVIP Baron Growth Opportunities Service Class                               5,625,865      14,422,562      20,048,427
LVIP BlackRock Equity Dividend RPM Standard Class                           1,760,885              --       1,760,885
LVIP BlackRock Equity Dividend RPM Service Class                              108,116              --         108,116
LVIP BlackRock Inflation Protected Bond Standard Class                       (520,260)        668,192         147,932
LVIP BlackRock Inflation Protected Bond Service Class                         (48,733)        138,734          90,001
LVIP Capital Growth Service Class                                                 737              --             737
LVIP Clarion Global Real Estate Standard Class                                473,295              --         473,295
LVIP Clarion Global Real Estate Service Class                                 133,874              --         133,874
LVIP Columbia Small-Mid Cap Growth RPM Service Class                            4,568           5,342           9,910
LVIP Delaware Bond Standard Class                                           4,877,023       3,192,254       8,069,277
LVIP Delaware Bond Service Class                                              151,272         305,712         456,984
LVIP Delaware Diversified Floating Rate Service Class                           2,100              --           2,100
LVIP Delaware Foundation Aggressive Allocation Standard Class               1,893,723              --       1,893,723


                                                                       NET CHANGE        NET INCREASE
                                                                       IN UNREALIZED     (DECREASE)
                                                                       APPRECIATION OR   IN NET ASSETS
                                                                       DEPRECIATION      RESULTING
SUBACCOUNT                                                             ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                  $     4,010,027    $    4,217,704
ABVPSF Growth and Income Class B                                               180,970         5,551,192
ABVPSF International Value Class B                                              27,579            30,997
ABVPSF Small/Mid Cap Value Class A                                             147,534           288,959
American Century VP Inflation Protection Class I                            (1,915,287)         (611,342)
American Century VP Inflation Protection Class II                           (1,628,128)       (1,070,910)
American Century VP International Class I                                       10,004            15,530
American Funds Global Growth Class 2                                        22,373,481        24,803,614
American Funds Growth Class 2                                              145,851,973       160,206,874
American Funds Growth-Income Class 2                                        60,608,157        65,190,649
American Funds International Class 2                                        44,187,516        48,085,414
BlackRock Global Allocation V.I. Class I                                     1,890,802         3,324,522
BlackRock Global Allocation V.I. Class III                                     862,516         1,594,171
Delaware VIP Diversified Income Standard Class                             (10,548,481)       (3,856,647)
Delaware VIP Diversified Income Service Class                               (2,998,226)       (1,442,238)
Delaware VIP Emerging Markets Service Class                                    183,449           220,342
Delaware VIP High Yield Standard Class                                        (143,916)        3,512,267
Delaware VIP High Yield Service Class                                           62,567           795,234
Delaware VIP Limited-Term Diversified Income Service Class                     (57,533)          (63,656)
Delaware VIP REIT Standard Class                                             1,455,459         1,956,288
Delaware VIP REIT Service Class                                                (25,406)          135,110
Delaware VIP Small Cap Value Service Class                                  48,026,424        65,191,694
Delaware VIP Smid Cap Growth Standard Class                                 65,126,709        82,721,679
Delaware VIP Smid Cap Growth Service Class                                   4,261,539         5,177,749
Delaware VIP U.S. Growth Service Class                                          35,078            41,249
Delaware VIP Value Standard Class                                           35,999,097        40,110,750
Delaware VIP Value Service Class                                             5,090,863         5,465,749
DWS Alternative Asset Allocation VIP Class A                                   (88,968)          (17,075)
DWS Alternative Asset Allocation VIP Class B                                   (22,007)           (5,763)
DWS Equity 500 Index VIP Class A                                           (24,145,857)       27,034,449
DWS Equity 500 Index VIP Class B                                            (2,458,331)        2,777,819
DWS Small Cap Index VIP Class A                                             (3,780,836)        6,539,816
DWS Small Cap Index VIP Class B                                               (765,269)        1,054,140
Fidelity VIP Contrafund Service Class                                       54,332,839        58,203,480
Fidelity VIP Contrafund Service Class 2                                     13,234,794        13,627,611
Fidelity VIP Growth Service Class                                           19,105,680        19,376,639
Fidelity VIP Growth Service Class 2                                          2,344,699         2,491,320
Fidelity VIP Mid Cap Service Class 2                                           391,951           829,611
FTVIPT Franklin Income Securities Class 2                                      126,139           279,242
FTVIPT Mutual Shares Securities Class 2                                        374,998           471,986
FTVIPT Templeton Global Bond Securities Class 2                               (315,815)           16,574
Invesco V.I. Core Equity Series I                                                7,609             9,302
Invesco V.I. International Growth Series I                                      10,758            11,159
Janus Aspen Global Research Institutional Class                                 58,035            61,098
LVIP Baron Growth Opportunities Service Class                               38,098,318        57,133,548
LVIP BlackRock Equity Dividend RPM Standard Class                           44,411,006        47,468,786
LVIP BlackRock Equity Dividend RPM Service Class                             1,048,699         1,174,095
LVIP BlackRock Inflation Protected Bond Standard Class                      (2,361,065)       (2,238,418)
LVIP BlackRock Inflation Protected Bond Service Class                         (515,420)         (443,996)
LVIP Capital Growth Service Class                                               13,558            13,835
LVIP Clarion Global Real Estate Standard Class                                (144,260)          218,785
LVIP Clarion Global Real Estate Service Class                                  (18,650)           67,462
LVIP Columbia Small-Mid Cap Growth RPM Service Class                            56,728            63,287
LVIP Delaware Bond Standard Class                                          (19,913,270)       (9,996,269)
LVIP Delaware Bond Service Class                                            (1,571,337)       (1,010,431)
LVIP Delaware Diversified Floating Rate Service Class                           (4,585)           (6,916)
LVIP Delaware Foundation Aggressive Allocation Standard Class               18,849,027        21,378,721



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEAR ENDED DECEMBER 31, 2013




                                                                            DIVIDENDS
                                                                            FROM         MORTALITY AND       NET
                                                                            INVESTMENT   EXPENSE             INVESTMENT
SUBACCOUNT                                                                  INCOME       GUARANTEE CHARGES   INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Service Class              $      75,688    $      (50,042)   $      25,646
LVIP Delaware Foundation Conservative Allocation Standard Class               5,232,595        (2,532,598)       2,699,997
LVIP Delaware Foundation Conservative Allocation Service Class                  110,017           (56,460)          53,557
LVIP Delaware Foundation Moderate Allocation Standard Class                      99,792           (46,192)          53,600
LVIP Delaware Foundation Moderate Allocation Service Class                       78,727           (39,928)          38,799
LVIP Delaware Growth and Income Standard Class                               17,217,010       (10,026,207)       7,190,803
LVIP Delaware Growth and Income Service Class                                    82,352           (56,240)          26,112
LVIP Delaware Social Awareness Standard Class                                 6,666,618        (5,377,104)       1,289,514
LVIP Delaware Social Awareness Service Class                                    144,815          (150,004)          (5,189)
LVIP Delaware Special Opportunities Standard Class                            5,003,005        (4,456,973)         546,032
LVIP Delaware Special Opportunities Service Class                               225,980          (277,449)         (51,469)
LVIP Global Income Standard Class                                                20,430           (84,541)         (64,111)
LVIP Global Income Service Class                                                 10,389           (43,836)         (33,447)
LVIP JPMorgan Mid Cap Value RPM Service Class                                       258            (1,774)          (1,516)
LVIP Managed Risk Profile 2010 Standard Class                                    44,173           (37,179)           6,994
LVIP Managed Risk Profile 2010 Service Class                                     19,100           (17,331)           1,769
LVIP Managed Risk Profile 2020 Standard Class                                   169,116          (122,252)          46,864
LVIP Managed Risk Profile 2020 Service Class                                    123,748          (101,927)          21,821
LVIP Managed Risk Profile 2030 Standard Class                                    95,813           (66,811)          29,002
LVIP Managed Risk Profile 2030 Service Class                                    134,920          (116,084)          18,836
LVIP Managed Risk Profile 2040 Standard Class                                    30,387           (23,614)           6,773
LVIP Managed Risk Profile 2040 Service Class                                    127,454          (111,721)          15,733
LVIP Managed Risk Profile 2050 Standard Class                                     3,642            (1,849)           1,793
LVIP Managed Risk Profile 2050 Service Class                                     14,157            (9,025)           5,132
LVIP Managed Risk Profile Conservative Standard Class                           399,622          (236,218)         163,404
LVIP Managed Risk Profile Conservative Service Class                            330,138          (199,612)         130,526
LVIP Managed Risk Profile Growth Standard Class                                 444,287          (273,545)         170,742
LVIP Managed Risk Profile Growth Service Class                                  664,148          (460,779)         203,369
LVIP Managed Risk Profile Moderate Standard Class                               677,186          (435,937)         241,249
LVIP Managed Risk Profile Moderate Service Class                                783,202          (539,328)         243,874
LVIP MFS International Growth Service Class                                       2,960            (5,763)          (2,803)
LVIP MFS Value Service Class                                                     31,247           (24,361)           6,886
LVIP Mid-Cap Value Service Class                                                    745            (3,799)          (3,054)
LVIP Mondrian International Value Standard Class                              5,789,914        (2,379,804)       3,410,110
LVIP Mondrian International Value Service Class                                 382,357          (165,801)         216,556
LVIP Money Market Standard Class                                                 14,216          (579,203)        (564,987)
LVIP Money Market Service Class                                                   1,848           (74,748)         (72,900)
LVIP SSgA Bond Index Standard Class                                              86,825           (52,806)          34,019
LVIP SSgA Bond Index Service Class                                               28,352           (18,314)          10,038
LVIP SSgA Developed International 150 Service Class                               1,837              (866)             971
LVIP SSgA Emerging Markets 100 Standard Class                                   498,342          (227,250)         271,092
LVIP SSgA Emerging Markets 100 Service Class                                    130,865           (58,396)          72,469
LVIP SSgA Global Tactical Allocation RPM Standard Class                         183,154           (98,020)          85,134
LVIP SSgA Global Tactical Allocation RPM Service Class                          316,292          (179,183)         137,109
LVIP SSgA International Index Standard Class                                     38,818           (21,536)          17,282
LVIP SSgA International Index Service Class                                      19,619           (13,495)           6,124
LVIP SSgA Large Cap 100 Service Class                                             3,626            (1,600)           2,026
LVIP SSgA S&P 500 Index Standard Class                                        4,859,438        (2,104,780)       2,754,658
LVIP SSgA S&P 500 Index Service Class                                           577,710          (296,601)         281,109
LVIP SSgA Small-Cap Index Standard Class                                        372,409          (333,987)          38,422
LVIP SSgA Small-Cap Index Service Class                                          59,092           (85,293)         (26,201)
LVIP SSgA Small-Mid Cap 200 Service Class                                        15,831            (7,050)           8,781
LVIP T. Rowe Price Growth Stock Service Class                                        --            (6,586)          (6,586)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                          --        (1,631,458)      (1,631,458)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                           --           (84,109)         (84,109)
LVIP Templeton Growth RPM Service Class                                           2,671            (3,596)            (925)
LVIP UBS Large Cap Growth RPM Standard Class                                         --        (2,564,121)      (2,564,121)


                                                                                           DIVIDENDS
                                                                                           FROM           TOTAL
                                                                          NET REALIZED     NET REALIZED   NET REALIZED
                                                                          GAIN (LOSS)      GAIN ON        GAIN (LOSS)
SUBACCOUNT                                                                ON INVESTMENTS   INVESTMENTS    ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Service Class              $       60,467   $          --  $      60,467
LVIP Delaware Foundation Conservative Allocation Standard Class                1,164,443       4,172,776      5,337,219
LVIP Delaware Foundation Conservative Allocation Service Class                    37,927          94,781        132,708
LVIP Delaware Foundation Moderate Allocation Standard Class                       76,020         107,505        183,525
LVIP Delaware Foundation Moderate Allocation Service Class                        11,858          98,052        109,910
LVIP Delaware Growth and Income Standard Class                                24,691,562      26,997,109     51,688,671
LVIP Delaware Growth and Income Service Class                                    157,118         154,303        311,421
LVIP Delaware Social Awareness Standard Class                                 13,350,645      10,253,359     23,604,004
LVIP Delaware Social Awareness Service Class                                     212,512         296,420        508,932
LVIP Delaware Special Opportunities Standard Class                            10,687,242      37,687,951     48,375,193
LVIP Delaware Special Opportunities Service Class                                104,618       2,412,687      2,517,305
LVIP Global Income Standard Class                                                (37,303)         14,038        (23,265)
LVIP Global Income Service Class                                                  (5,979)          7,115          1,136
LVIP JPMorgan Mid Cap Value RPM Service Class                                     26,959              --         26,959
LVIP Managed Risk Profile 2010 Standard Class                                    185,007              --        185,007
LVIP Managed Risk Profile 2010 Service Class                                      37,125              --         37,125
LVIP Managed Risk Profile 2020 Standard Class                                    409,335              --        409,335
LVIP Managed Risk Profile 2020 Service Class                                     162,861              --        162,861
LVIP Managed Risk Profile 2030 Standard Class                                    194,255              --        194,255
LVIP Managed Risk Profile 2030 Service Class                                     151,823              --        151,823
LVIP Managed Risk Profile 2040 Standard Class                                     65,901              --         65,901
LVIP Managed Risk Profile 2040 Service Class                                     116,390              --        116,390
LVIP Managed Risk Profile 2050 Standard Class                                     12,100              --         12,100
LVIP Managed Risk Profile 2050 Service Class                                       6,302              --          6,302
LVIP Managed Risk Profile Conservative Standard Class                            988,070         329,854      1,317,924
LVIP Managed Risk Profile Conservative Service Class                             363,509         297,727        661,236
LVIP Managed Risk Profile Growth Standard Class                                  570,729              --        570,729
LVIP Managed Risk Profile Growth Service Class                                   386,797              --        386,797
LVIP Managed Risk Profile Moderate Standard Class                              1,370,162              --      1,370,162
LVIP Managed Risk Profile Moderate Service Class                                 583,071              --        583,071
LVIP MFS International Growth Service Class                                       11,763              --         11,763
LVIP MFS Value Service Class                                                     159,639              --        159,639
LVIP Mid-Cap Value Service Class                                                  30,622              --         30,622
LVIP Mondrian International Value Standard Class                               4,232,745              --      4,232,745
LVIP Mondrian International Value Service Class                                  (49,207)             --        (49,207)
LVIP Money Market Standard Class                                                      --              --             --
LVIP Money Market Service Class                                                       --              --             --
LVIP SSgA Bond Index Standard Class                                               18,820          15,895         34,715
LVIP SSgA Bond Index Service Class                                                 7,405           5,475         12,880
LVIP SSgA Developed International 150 Service Class                                2,055              --          2,055
LVIP SSgA Emerging Markets 100 Standard Class                                   (713,996)             --       (713,996)
LVIP SSgA Emerging Markets 100 Service Class                                    (103,396)             --       (103,396)
LVIP SSgA Global Tactical Allocation RPM Standard Class                           84,238              --         84,238
LVIP SSgA Global Tactical Allocation RPM Service Class                           233,318              --        233,318
LVIP SSgA International Index Standard Class                                      61,870              --         61,870
LVIP SSgA International Index Service Class                                       31,577              --         31,577
LVIP SSgA Large Cap 100 Service Class                                              3,595           8,982         12,577
LVIP SSgA S&P 500 Index Standard Class                                         1,219,206              --      1,219,206
LVIP SSgA S&P 500 Index Service Class                                            167,044              --        167,044
LVIP SSgA Small-Cap Index Standard Class                                         650,051         216,168        866,219
LVIP SSgA Small-Cap Index Service Class                                          236,224          49,963        286,187
LVIP SSgA Small-Mid Cap 200 Service Class                                         28,049          49,237         77,286
LVIP T. Rowe Price Growth Stock Service Class                                     57,173              --         57,173
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                    4,140,734       1,676,129      5,816,863
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                       172,283          95,313        267,596
LVIP Templeton Growth RPM Service Class                                           29,998              --         29,998
LVIP UBS Large Cap Growth RPM Standard Class                                   6,404,761              --      6,404,761


                                                                          NET CHANGE        NET INCREASE
                                                                          IN UNREALIZED     (DECREASE)
                                                                          APPRECIATION OR   IN NET ASSETS
                                                                          DEPRECIATION      RESULTING
SUBACCOUNT                                                                ON INVESTMENTS    FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Service Class               $      777,459   $       863,572
LVIP Delaware Foundation Conservative Allocation Standard Class                11,827,520        19,864,736
LVIP Delaware Foundation Conservative Allocation Service Class                    246,168           432,433
LVIP Delaware Foundation Moderate Allocation Standard Class                       320,012           557,137
LVIP Delaware Foundation Moderate Allocation Service Class                        325,403           474,112
LVIP Delaware Growth and Income Standard Class                                215,804,315       274,683,789
LVIP Delaware Growth and Income Service Class                                   1,183,070         1,520,603
LVIP Delaware Social Awareness Standard Class                                 131,463,718       156,357,236
LVIP Delaware Social Awareness Service Class                                    3,782,801         4,286,544
LVIP Delaware Special Opportunities Standard Class                             75,011,186       123,932,411
LVIP Delaware Special Opportunities Service Class                               5,136,115         7,601,951
LVIP Global Income Standard Class                                                (259,490)         (346,866)
LVIP Global Income Service Class                                                 (131,348)         (163,659)
LVIP JPMorgan Mid Cap Value RPM Service Class                                       6,393            31,836
LVIP Managed Risk Profile 2010 Standard Class                                      83,805           275,806
LVIP Managed Risk Profile 2010 Service Class                                       85,656           124,550
LVIP Managed Risk Profile 2020 Standard Class                                     696,457         1,152,656
LVIP Managed Risk Profile 2020 Service Class                                      756,061           940,743
LVIP Managed Risk Profile 2030 Standard Class                                     580,292           803,549
LVIP Managed Risk Profile 2030 Service Class                                    1,168,719         1,339,378
LVIP Managed Risk Profile 2040 Standard Class                                     261,635           334,309
LVIP Managed Risk Profile 2040 Service Class                                    1,431,007         1,563,130
LVIP Managed Risk Profile 2050 Standard Class                                      13,309            27,202
LVIP Managed Risk Profile 2050 Service Class                                      133,062           144,496
LVIP Managed Risk Profile Conservative Standard Class                             416,534         1,897,862
LVIP Managed Risk Profile Conservative Service Class                              719,926         1,511,688
LVIP Managed Risk Profile Growth Standard Class                                 2,470,301         3,211,772
LVIP Managed Risk Profile Growth Service Class                                  4,424,474         5,014,640
LVIP Managed Risk Profile Moderate Standard Class                               2,655,912         4,267,323
LVIP Managed Risk Profile Moderate Service Class                                4,214,868         5,041,813
LVIP MFS International Growth Service Class                                        48,399            57,359
LVIP MFS Value Service Class                                                      457,572           624,097
LVIP Mid-Cap Value Service Class                                                   65,460            93,028
LVIP Mondrian International Value Standard Class                               36,761,412        44,404,267
LVIP Mondrian International Value Service Class                                 2,917,354         3,084,703
LVIP Money Market Standard Class                                                       --          (564,987)
LVIP Money Market Service Class                                                        --           (72,900)
LVIP SSgA Bond Index Standard Class                                              (264,363)         (195,629)
LVIP SSgA Bond Index Service Class                                                (89,088)          (66,170)
LVIP SSgA Developed International 150 Service Class                                10,593            13,619
LVIP SSgA Emerging Markets 100 Standard Class                                    (612,603)       (1,055,507)
LVIP SSgA Emerging Markets 100 Service Class                                     (162,300)         (193,227)
LVIP SSgA Global Tactical Allocation RPM Standard Class                           638,966           808,338
LVIP SSgA Global Tactical Allocation RPM Service Class                          1,043,969         1,414,396
LVIP SSgA International Index Standard Class                                      304,039           383,191
LVIP SSgA International Index Service Class                                       183,884           221,585
LVIP SSgA Large Cap 100 Service Class                                              22,380            36,983
LVIP SSgA S&P 500 Index Standard Class                                         33,858,760        37,832,624
LVIP SSgA S&P 500 Index Service Class                                           5,183,491         5,631,644
LVIP SSgA Small-Cap Index Standard Class                                        7,794,711         8,699,352
LVIP SSgA Small-Cap Index Service Class                                         1,953,634         2,213,620
LVIP SSgA Small-Mid Cap 200 Service Class                                          97,052           183,119
LVIP T. Rowe Price Growth Stock Service Class                                     147,346           197,933
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                    42,428,866        46,614,271
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                      2,193,712         2,377,199
LVIP Templeton Growth RPM Service Class                                            16,845            45,918
LVIP UBS Large Cap Growth RPM Standard Class                                   52,029,347        55,869,987



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEAR ENDED DECEMBER 31, 2013




                                                                   DIVIDENDS
                                                                   FROM         MORTALITY AND       NET             NET REALIZED
                                                                   INVESTMENT   EXPENSE             INVESTMENT      GAIN (LOSS)
SUBACCOUNT                                                         INCOME       GUARANTEE CHARGES   INCOME (LOSS)   ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Service Class                      $          --    $      (21,021)   $     (21,021)  $       76,365
LVIP Vanguard Domestic Equity ETF Service Class                         51,946           (42,679)           9,267          109,601
LVIP Vanguard International Equity ETF Service Class                    65,884           (28,387)          37,497           58,016
MFS VIT Core Equity Initial Class                                          100              (101)              (1)             176
MFS VIT Total Return Initial Class                                      28,423           (18,707)           9,716           49,772
MFS VIT Utilities Initial Class                                      4,089,599        (1,781,808)       2,307,791        3,937,963
MFS VIT Utilities Service Class                                        704,641          (332,149)         372,492          390,846
NB AMT Large Cap Value I Class                                             359              (161)             198            2,749
NB AMT Mid Cap Growth I Class                                               --          (425,983)        (425,983)      41,560,079
NB AMT Mid Cap Intrinsic Value I Class                                   2,317            (2,330)             (13)             676
PIMCO VIT CommodityRealReturn Strategy Advisor Class                     1,966            (1,273)             693           (8,880)
PIMCO VIT Total Return Administrative Class                            394,558          (182,324)         212,234         (103,131)
Putnam VT Global Health Care Class IB                                      902              (858)              44            4,608
Wells Fargo Advantage VT Intrinsic Value Class 2                         2,085            (2,678)            (593)           2,434
Wells Fargo Advantage VT Omega Growth Class 2                              146            (1,269)          (1,123)           2,468
Wells Fargo Advantage VT Small Cap Growth Class 2                           --            (3,301)          (3,301)          19,053


                                                                 DIVIDENDS                      NET CHANGE       NET INCREASE
                                                                 FROM           TOTAL           IN UNREALIZED    (DECREASE)
                                                                 NET REALIZED   NET REALIZED    APPRECIATION OR  IN NET ASSETS
                                                                 GAIN ON        GAIN (LOSS)     DEPRECIATION     RESULTING
SUBACCOUNT                                                       INVESTMENTS    ON INVESTMENTS  ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
LVIP UBS Large Cap Growth RPM Service Class                      $          --  $      76,365   $      400,356    $      455,700
LVIP Vanguard Domestic Equity ETF Service Class                             --        109,601          911,876         1,030,744
LVIP Vanguard International Equity ETF Service Class                        --         58,016          257,892           353,405
MFS VIT Core Equity Initial Class                                           --            176            2,698             2,873
MFS VIT Total Return Initial Class                                          --         49,772          205,162           264,650
MFS VIT Utilities Initial Class                                      3,265,020      7,202,983       21,198,689        30,709,463
MFS VIT Utilities Service Class                                        627,031      1,017,877        4,272,630         5,662,999
NB AMT Large Cap Value I Class                                              --          2,749            4,213             7,160
NB AMT Mid Cap Growth I Class                                               --     41,560,079      (25,912,912)       15,221,184
NB AMT Mid Cap Intrinsic Value I Class                                      --            676           54,297            54,960
PIMCO VIT CommodityRealReturn Strategy Advisor Class                        --         (8,880)         (11,512)          (19,699)
PIMCO VIT Total Return Administrative Class                            144,252         41,121         (852,794)         (599,439)
Putnam VT Global Health Care Class IB                                    2,573          7,181           19,937            27,162
Wells Fargo Advantage VT Intrinsic Value Class 2                            --          2,434           48,575            50,416
Wells Fargo Advantage VT Omega Growth Class 2                            8,983         11,451           24,958            35,286
Wells Fargo Advantage VT Small Cap Growth Class 2                       14,508         33,561           82,413           112,673



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                        ABVPSF
                                                                        GLOBAL          ABVPSF         ABVPSF         ABVPSF
                                                                        THEMATIC        GROWTH AND     INTERNATIONAL  SMALL/MID
                                                                        GROWTH          INCOME         VALUE          CAP VALUE
                                                                        CLASS B         CLASS B        CLASS B        CLASS A
                                                                        SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                             $  21,896,209   $  30,102,862    $  185,334    $   875,155
Changes From Operations:
   - Net investment income (loss)                                           (232,771)        114,559           232         (5,204)
   - Net realized gain (loss) on investments                                (117,625)       (328,965)      (25,889)        49,133
   - Net change in unrealized appreciation or depreciation on investments  2,753,831       5,022,750        44,462        103,543
                                                                       --------------  --------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         2,403,435       4,808,344        18,805        147,472
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                    1,494,597       1,912,120           214          1,522
   - Contract withdrawals & transfers to annuity reserves                 (2,762,511)     (4,212,969)       (9,349)       (43,889)
   - Contract transfers                                                     (915,917)         46,300       (19,568)       (68,686)
                                                                       --------------  --------------  -------------  ------------
                                                                          (2,183,831)     (2,254,549)      (28,703)      (111,053)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                       --              --            --             --
   - Annuity Payments                                                         (4,131)        (10,219)           --             --
   - Receipt (reimbursement) of mortality guarantee adjustment                   408             269            --             --
                                                                       --------------  --------------  -------------  ------------
                                                                              (3,723)         (9,950)           --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (2,187,554)     (2,264,499)      (28,703)      (111,053)
                                                                       --------------  --------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      215,881       2,543,845        (9,898)        36,419
                                                                       --------------  --------------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                           22,112,090      32,646,707       175,436        911,574
Changes From Operations:
   - Net investment income (loss)                                           (210,958)        282,272         7,310         (5,175)
   - Net realized gain (loss) on investments                                 418,635       5,087,950        (3,892)       146,600
   - Net change in unrealized appreciation or depreciation on investments  4,010,027         180,970        27,579        147,534
                                                                       --------------  --------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         4,217,704       5,551,192        30,997        288,959
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                    1,234,780         734,073            84            491
   - Contract withdrawals & transfers to annuity reserves                 (2,562,443)     (1,732,302)       (6,619)      (276,967)
   - Contract transfers                                                   (2,441,259)    (37,195,137)      (36,135)        23,430
                                                                       --------------  --------------  -------------  ------------
                                                                          (3,768,922)    (38,193,366)      (42,670)      (253,046)
   Annuity Reserves:
   - Annuity Payments                                                         (3,990)         (4,015)           --             --
   - Receipt (reimbursement) of mortality guarantee adjustment                   566              --            --             --
                                                                       --------------  --------------  -------------  ------------
                                                                              (3,424)         (4,015)           --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (3,772,346)    (38,197,381)      (42,670)      (253,046)
                                                                       --------------  --------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      445,358     (32,646,189)      (11,673)        35,913
                                                                       --------------  --------------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                        $  22,557,448   $         518    $  163,763    $   947,487
                                                                       ==============  ==============  =============  ============


                                                                         AMERICAN        AMERICAN
                                                                         CENTURY VP      CENTURY VP     AMERICAN
                                                                         INFLATION       INFLATION      CENTURY VP
                                                                         PROTECTION      PROTECTION     INTERNATIONAL
                                                                         CLASS I         CLASS II       CLASS I
                                                                         SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                             $   33,059,487   $  13,115,465     $  38,693
Changes From Operations:
   - Net investment income (loss)                                             550,195         200,868           178
   - Net realized gain (loss) on investments                                1,159,731         489,511        (1,901)
   - Net change in unrealized appreciation or depreciation on investments     364,242         184,316         6,370
                                                                       ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          2,074,168         874,695         4,647
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     1,313,153       1,781,365         1,320
   - Contract withdrawals & transfers to annuity reserves                  (3,789,870)     (1,481,997)       (1,310)
   - Contract transfers                                                     1,732,799       2,119,386       (16,135)
                                                                       ---------------  --------------  -------------
                                                                             (743,918)      2,418,754       (16,125)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                        --          63,645            --
   - Annuity Payments                                                          27,379         (73,854)           --
   - Receipt (reimbursement) of mortality guarantee adjustment                 (1,551)           (440)           --
                                                                       ---------------  --------------  -------------
                                                                               25,828         (10,649)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (718,090)      2,408,105       (16,125)
                                                                       ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     1,356,078       3,282,800       (11,478)
                                                                       ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                            34,415,565      16,398,265        27,215
Changes From Operations:
   - Net investment income (loss)                                              51,953          48,031           955
   - Net realized gain (loss) on investments                                1,251,992         509,187         4,571
   - Net change in unrealized appreciation or depreciation on investments  (1,915,287)     (1,628,128)       10,004
                                                                       ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           (611,342)     (1,070,910)       15,530
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       407,985         569,398         1,136
   - Contract withdrawals & transfers to annuity reserves                    (937,505)       (982,501)         (836)
   - Contract transfers                                                   (33,238,277)     (6,043,954)      (21,161)
                                                                       ---------------  --------------  -------------
                                                                          (33,767,797)     (6,457,057)      (20,861)
   Annuity Reserves:
   - Annuity Payments                                                         (14,281)         (9,794)           --
   - Receipt (reimbursement) of mortality guarantee adjustment                     --             320            --
                                                                       ---------------  --------------  -------------
                                                                              (14,281)         (9,474)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (33,782,078)     (6,466,531)      (20,861)
                                                                       ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (34,393,420)     (7,537,441)       (5,331)
                                                                       ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                        $       22,145   $   8,860,824     $  21,884
                                                                       ===============  ==============  =============


                                                                        AMERICAN
                                                                        FUNDS             AMERICAN        AMERICAN
                                                                        GLOBAL            FUNDS           FUNDS
                                                                        GROWTH            GROWTH          GROWTH-INCOME
                                                                        CLASS 2           CLASS 2         CLASS 2
                                                                        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                             $   80,188,017   $   559,577,244   $   191,483,323
Changes From Operations:
   - Net investment income (loss)                                             (99,106)       (1,364,195)        1,195,008
   - Net realized gain (loss) on investments                                  553,327         5,588,620           541,168
   - Net change in unrealized appreciation or depreciation on investments  16,002,424        85,972,438        28,824,955
                                                                       ---------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         16,456,645        90,196,863        30,561,131
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     5,581,027        29,533,855        14,099,711
   - Contract withdrawals & transfers to annuity reserves                  (8,740,856)      (63,403,120)      (21,581,613)
   - Contract transfers                                                    (3,200,760)      (31,958,082)       (6,346,450)
                                                                       ---------------  ----------------  ----------------
                                                                           (6,360,589)      (65,827,347)      (13,828,352)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                        --           (57,334)           (2,115)
   - Annuity Payments                                                         (72,512)         (596,188)         (260,800)
   - Receipt (reimbursement) of mortality guarantee adjustment                 (1,304)          (54,812)            6,333
                                                                       ---------------  ----------------  ----------------
                                                                              (73,816)         (708,334)         (256,582)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (6,434,405)      (66,535,681)      (14,084,934)
                                                                       ---------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    10,022,240        23,661,182        16,476,197
                                                                       ---------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                            90,210,257       583,238,426       207,959,520
Changes From Operations:
   - Net investment income (loss)                                             246,177          (518,931)          797,093
   - Net realized gain (loss) on investments                                2,183,956        14,873,832         3,785,399
   - Net change in unrealized appreciation or depreciation on investments  22,373,481       145,851,973        60,608,157
                                                                       ---------------  ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         24,803,614       160,206,874        65,190,649
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     5,296,374        27,900,621        12,804,498
   - Contract withdrawals & transfers to annuity reserves                  (9,021,170)      (65,329,636)      (20,967,751)
   - Contract transfers                                                       727,688       (17,931,418)       (1,363,041)
                                                                       ---------------  ----------------  ----------------
                                                                           (2,997,108)      (55,360,433)       (9,526,294)
   Annuity Reserves:
   - Annuity Payments                                                         (93,794)         (728,596)         (298,050)
   - Receipt (reimbursement) of mortality guarantee adjustment                  2,477            30,071            20,992
                                                                       ---------------  ----------------  ----------------
                                                                              (91,317)         (698,525)         (277,058)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (3,088,425)      (56,058,958)       (9,803,352)
                                                                       ---------------  ----------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    21,715,189       104,147,916        55,387,297
                                                                       ---------------  ----------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                        $  111,925,446   $   687,386,342   $   263,346,817
                                                                       ===============  ================  ================



                                                                        AMERICAN         BLACKROCK        BLACKROCK
                                                                        FUNDS            GLOBAL           GLOBAL
                                                                        INTERNATIONAL    ALLOCATION V.I.  ALLOCATION V.I.
                                                                        CLASS 2          CLASS I          CLASS III
                                                                        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                             $   236,231,377   $  23,020,903    $   8,935,799
Changes From Operations:
   - Net investment income (loss)                                            1,074,234         129,095           58,510
   - Net realized gain (loss) on investments                                  (798,288)        166,210           31,608
   - Net change in unrealized appreciation or depreciation on investments   37,262,700       1,809,996          754,652
                                                                       ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          37,538,646       2,105,301          844,770
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     15,078,533       1,400,479        2,574,769
   - Contract withdrawals & transfers to annuity reserves                  (25,501,489)     (2,331,115)        (743,232)
   - Contract transfers                                                    (15,528,348)        622,973          361,810
                                                                       ----------------  ---------------  ---------------
                                                                           (25,951,304)       (307,663)       2,193,347
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                       (595)             --               --
   - Annuity Payments                                                         (199,083)         (2,305)         (32,140)
   - Receipt (reimbursement) of mortality guarantee adjustment                 (25,852)            856             (165)
                                                                       ----------------  ---------------  ---------------
                                                                              (225,530)         (1,449)         (32,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (26,176,834)       (309,112)       2,161,042
                                                                       ----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     11,361,812       1,796,189        3,005,812
                                                                       ----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                            247,593,189      24,817,092       11,941,611
Changes From Operations:
   - Net investment income (loss)                                              886,326          33,768            1,265
   - Net realized gain (loss) on investments                                 3,011,572       1,399,952          730,390
   - Net change in unrealized appreciation or depreciation on investments   44,187,516       1,890,802          862,516
                                                                       ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          48,085,414       3,324,522        1,594,171
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     13,437,822       1,075,167        2,198,332
   - Contract withdrawals & transfers to annuity reserves                  (28,468,724)     (2,826,705)      (1,232,984)
   - Contract transfers                                                     (5,009,345)        686,064         (375,043)
                                                                       ----------------  ---------------  ---------------
                                                                           (20,040,247)     (1,065,474)         590,305
   Annuity Reserves:
   - Annuity Payments                                                         (234,942)        (27,805)         (33,446)
   - Receipt (reimbursement) of mortality guarantee adjustment                  12,198           1,608               21
                                                                       ----------------  ---------------  ---------------
                                                                              (222,744)        (26,197)         (33,425)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       (20,262,991)     (1,091,671)         556,880
                                                                       ----------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     27,822,423       2,232,851        2,151,051
                                                                       ----------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                        $   275,415,612   $  27,049,943    $  14,092,662
                                                                       ================  ===============  ===============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                               DELAWARE         DELAWARE         DELAWARE
                                                                               VIP              VIP              VIP
                                                                               DIVERSIFIED      DIVERSIFIED      EMERGING
                                                                               INCOME           INCOME           MARKETS
                                                                               STANDARD CLASS   SERVICE CLASS    SERVICE CLASS
                                                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $   175,077,659   $  53,212,484    $ 2,604,170
Changes From Operations:
   - Net investment income (loss)                                                   3,786,780       1,016,728        (10,459)
   - Net realized gain (loss) on investments                                        7,328,789       2,012,041        (21,475)
   - Net change in unrealized appreciation or depreciation on investments            (760,375)         61,433        367,693
                                                                              ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 10,355,194       3,090,202        335,759
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             6,329,035       6,269,091         13,097
   - Contract withdrawals & transfers to annuity reserves                         (20,279,773)     (5,568,728)      (227,966)
   - Contract transfers                                                            (1,241,075)        527,484         (5,854)
                                                                              ----------------  --------------  --------------
                                                                                  (15,191,813)      1,227,847       (220,723)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                            12,991              --             --
   - Annuity Payments                                                                (310,636)        (23,845)        (1,526)
   - Receipt (reimbursement) of mortality guarantee adjustment                          3,111            (515)           (19)
                                                                              ----------------  --------------  --------------
                                                                                     (294,534)        (24,360)        (1,545)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (15,486,347)      1,203,487       (222,268)
                                                                              ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (5,131,153)      4,293,689        113,491
                                                                              ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   169,946,506      57,506,173      2,717,661
Changes From Operations:
   - Net investment income (loss)                                                   2,268,668         611,579          8,577
   - Net realized gain (loss) on investments                                        4,423,166         944,409         28,316
   - Net change in unrealized appreciation or depreciation on investments         (10,548,481)     (2,998,226)       183,449
                                                                              ----------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 (3,856,647)     (1,442,238)       220,342
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             5,952,913       5,342,885          7,995
   - Contract withdrawals & transfers to annuity reserves                         (17,574,147)     (5,754,638)      (286,941)
   - Contract transfers                                                           (22,838,058)     (2,780,753)       (52,238)
                                                                              ----------------  --------------  --------------
                                                                                  (34,459,292)     (3,192,506)      (331,184)
   Annuity Reserves:
   - Annuity Payments                                                                (300,903)        (22,712)        (1,615)
   - Receipt (reimbursement) of mortality guarantee adjustment                          7,716             456             18
                                                                              ----------------  --------------  --------------
                                                                                     (293,187)        (22,256)        (1,597)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (34,752,479)     (3,214,762)      (332,781)
                                                                              ----------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (38,609,126)     (4,657,000)      (112,439)
                                                                              ----------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $   131,337,380   $  52,849,173    $ 2,605,222
                                                                              ================  ==============  ==============


                                                                                                              DELAWARE
                                                                                                              VIP
                                                                              DELAWARE         DELAWARE       LIMITED-TERM
                                                                              VIP              VIP            DIVERSIFIED
                                                                              HIGH YIELD       HIGH YIELD     INCOME
                                                                              STANDARD CLASS   SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $ 36,413,958   $   7,005,989   $  2,671,025
Changes From Operations:
   - Net investment income (loss)                                                 2,986,406         590,468          6,251
   - Net realized gain (loss) on investments                                        461,439          67,526         34,746
   - Net change in unrealized appreciation or depreciation on investments         2,787,222         566,779         (4,910)
                                                                              --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                6,235,067       1,224,773         36,087
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,288,215       1,600,453          7,547
   - Contract withdrawals & transfers to annuity reserves                        (5,590,004)     (1,030,707)      (199,097)
   - Contract transfers                                                           6,737,346       1,029,265        (48,436)
                                                                              --------------  --------------  -------------
                                                                                  2,435,557       1,599,011       (239,986)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           6,362              --             --
   - Annuity Payments                                                               (37,177)             --             --
   - Receipt (reimbursement) of mortality guarantee adjustment                         (611)             --             --
                                                                              --------------  --------------  -------------
                                                                                    (31,426)             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              2,404,131       1,599,011       (239,986)
                                                                              --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           8,639,198       2,823,784       (203,899)
                                                                              --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  45,053,156       9,829,773      2,467,126
Changes From Operations:
   - Net investment income (loss)                                                 2,890,408         617,269          1,516
   - Net realized gain (loss) on investments                                        765,775         115,398         (7,639)
   - Net change in unrealized appreciation or depreciation on investments          (143,916)         62,567        (57,533)
                                                                              --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                3,512,267         795,234        (63,656)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,490,313       1,679,306          5,336
   - Contract withdrawals & transfers to annuity reserves                        (5,408,163)     (1,411,093)      (204,402)
   - Contract transfers                                                             723,936         646,874        230,628
                                                                              --------------  --------------  -------------
                                                                                 (3,193,914)        915,087         31,562
   Annuity Reserves:
   - Annuity Payments                                                               (40,596)             --             --
   - Receipt (reimbursement) of mortality guarantee adjustment                        1,771              --             --
                                                                              --------------  --------------  -------------
                                                                                    (38,825)             --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (3,232,739)        915,087         31,562
                                                                              --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             279,528       1,710,321        (32,094)
                                                                              --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 45,332,684   $  11,540,094   $  2,435,032
                                                                              ==============  ==============  =============




                                                                                                                DELAWARE
                                                                              DELAWARE          DELAWARE        VIP SMALL
                                                                              VIP REIT          VIP REIT        CAP VALUE
                                                                              STANDARD CLASS    SERVICE CLASS   SERVICE CLASS
                                                                              SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  118,628,248   $  15,457,643   $  211,393,935
Changes From Operations:
   - Net investment income (loss)                                                    636,202          47,583       (1,426,763)
   - Net realized gain (loss) on investments                                      (1,613,881)        (22,333)      21,067,124
   - Net change in unrealized appreciation or depreciation on investments         19,283,218       2,361,483        5,732,277
                                                                              ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                18,305,539       2,386,733       25,372,638
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            3,935,272       2,247,235       10,411,166
   - Contract withdrawals & transfers to annuity reserves                        (13,892,682)     (2,441,408)     (23,809,868)
   - Contract transfers                                                            1,364,783          92,031      (10,408,333)
                                                                              ---------------  --------------  ---------------
                                                                                  (8,592,627)       (102,142)     (23,807,035)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           30,003              --           13,481
   - Annuity Payments                                                                (89,131)             --         (160,202)
   - Receipt (reimbursement) of mortality guarantee adjustment                         1,336              --          (10,602)
                                                                              ---------------  --------------  ---------------
                                                                                     (57,792)             --         (157,323)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (8,650,419)       (102,142)     (23,964,358)
                                                                              ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            9,655,120       2,284,591        1,408,280
                                                                              ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  128,283,368      17,742,234      212,802,215
Changes From Operations:
   - Net investment income (loss)                                                    737,386          57,312       (1,165,764)
   - Net realized gain (loss) on investments                                        (236,557)        103,204       18,331,034
   - Net change in unrealized appreciation or depreciation on investments          1,455,459         (25,406)      48,026,424
                                                                              ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,956,288         135,110       65,191,694
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            3,743,179       2,101,962        9,655,302
   - Contract withdrawals & transfers to annuity reserves                        (13,800,452)     (1,878,907)     (24,306,597)
   - Contract transfers                                                           (7,755,894)       (326,428)      (3,101,794)
                                                                              ---------------  --------------  ---------------
                                                                                 (17,813,167)       (103,373)     (17,753,089)
   Annuity Reserves:
   - Annuity Payments                                                               (106,900)             --         (187,333)
   - Receipt (reimbursement) of mortality guarantee adjustment                        (8,120)             --            7,169
                                                                              ---------------  --------------  ---------------
                                                                                    (115,020)             --         (180,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (17,928,187)       (103,373)     (17,933,253)
                                                                              ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (15,971,899)         31,737       47,258,441
                                                                              ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  112,311,469   $  17,773,971   $  260,060,656
                                                                              ===============  ==============  ===============




                                                                              DELAWARE          DELAWARE       DELAWARE
                                                                              VIP SMID          VIP SMID       VIP U.S.
                                                                              CAP GROWTH        CAP GROWTH     GROWTH
                                                                              STANDARD CLASS    SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  226,536,339   $  10,894,579    $  108,414
Changes From Operations:
   - Net investment income (loss)                                                 (1,810,456)       (123,892)       (1,333)
   - Net realized gain (loss) on investments                                      19,286,415         880,791         7,535
   - Net change in unrealized appreciation or depreciation on investments          4,638,292         296,199         9,828
                                                                              ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                22,114,251       1,053,098        16,030
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            6,640,225       2,609,335           126
   - Contract withdrawals & transfers to annuity reserves                        (25,796,579)     (1,615,553)      (10,170)
   - Contract transfers                                                          (12,902,882)       (289,133)       (2,553)
                                                                              ---------------  --------------  -------------
                                                                                 (32,059,236)        704,649       (12,597)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                          116,145              --            --
   - Annuity Payments                                                                (90,043)             --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                       (11,156)             --            --
                                                                              ---------------  --------------  -------------
                                                                                      14,946              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (32,044,290)        704,649       (12,597)
                                                                              ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (9,930,039)      1,757,747         3,433
                                                                              ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  216,606,300      12,652,326       111,847
Changes From Operations:
   - Net investment income (loss)                                                 (2,415,987)       (155,222)       (1,645)
   - Net realized gain (loss) on investments                                      20,010,957       1,071,432         7,816
   - Net change in unrealized appreciation or depreciation on investments         65,126,709       4,261,539        35,078
                                                                              ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                82,721,679       5,177,749        41,249
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            5,601,403       2,186,021           184
   - Contract withdrawals & transfers to annuity reserves                        (23,339,192)     (1,501,059)       (8,666)
   - Contract transfers                                                             (368,685)        426,223        31,001
                                                                              ---------------  --------------  -------------
                                                                                 (18,106,474)      1,111,185        22,519
   Annuity Reserves:
   - Annuity Payments                                                               (110,545)             --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                         8,905              --            --
                                                                              ---------------  --------------  -------------
                                                                                    (101,640)             --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (18,208,114)      1,111,185        22,519
                                                                              ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           64,513,565       6,288,934        63,768
                                                                              ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $  281,119,865   $  18,941,260    $  175,615
                                                                              ===============  ==============  =============





                                                                              DELAWARE
                                                                              VIP VALUE
                                                                              STANDARD CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  119,216,003
Changes From Operations:
   - Net investment income (loss)                                                  1,621,303
   - Net realized gain (loss) on investments                                       1,143,814
   - Net change in unrealized appreciation or depreciation on investments         12,996,859
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                15,761,976
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            4,153,859
   - Contract withdrawals & transfers to annuity reserves                        (12,581,961)
   - Contract transfers                                                           (1,574,664)
                                                                              ---------------
                                                                                 (10,002,766)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           22,114
   - Annuity Payments                                                               (165,852)
   - Receipt (reimbursement) of mortality guarantee adjustment                        10,644
                                                                              ---------------
                                                                                    (133,094)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (10,135,860)
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            5,626,116
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  124,842,119
Changes From Operations:
   - Net investment income (loss)                                                  1,142,405
   - Net realized gain (loss) on investments                                       2,969,248
   - Net change in unrealized appreciation or depreciation on investments         35,999,097
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                40,110,750
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            4,424,902
   - Contract withdrawals & transfers to annuity reserves                        (14,392,734)
   - Contract transfers                                                            8,258,822
                                                                              ---------------
                                                                                  (1,709,010)
   Annuity Reserves:
   - Annuity Payments                                                               (245,004)
   - Receipt (reimbursement) of mortality guarantee adjustment                        16,029
                                                                              ---------------
                                                                                    (228,975)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (1,937,985)
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           38,172,765
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  163,014,884
                                                                              ===============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                               DWS             DWS
                                                                                               ALTERNATIVE     ALTERNATIVE
                                                                                               ASSET           ASSET
                                                                                DELAWARE       ALLOCATION      ALLOCATION
                                                                                VIP VALUE      VIP             VIP
                                                                                SERVICE CLASS  CLASS A         CLASS B
                                                                                SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  13,063,706   $  3,078,253   $    955,421
Changes From Operations:
   - Net investment income (loss)                                                    145,988         84,522         26,995
   - Net realized gain (loss) on investments                                          57,124         35,170         10,954
   - Net change in unrealized appreciation or depreciation on investments          1,609,765        157,218         62,418
                                                                               --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,812,877        276,910        100,367
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,499,716        243,147        595,604
   - Contract withdrawals & transfers to annuity reserves                         (1,393,022)      (290,107)      (100,546)
   - Contract transfers                                                              435,586        683,396        188,743
                                                                               --------------  -------------  -------------
                                                                                   1,542,280        636,436        683,801
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                               --         40,646             --
   - Annuity Payments                                                                     --         (2,907)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                            --            103             --
                                                                               --------------  -------------  -------------
                                                                                          --         37,842             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               1,542,280        674,278        683,801
                                                                               --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            3,355,157        951,188        784,168
                                                                               --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   16,418,863      4,029,441      1,739,589
Changes From Operations:
   - Net investment income (loss)                                                    105,721         41,766         14,157
   - Net realized gain (loss) on investments                                         269,165         30,127          2,087
   - Net change in unrealized appreciation or depreciation on investments          5,090,863        (88,968)       (22,007)
                                                                               --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 5,465,749        (17,075)        (5,763)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,449,145        247,224        492,398
   - Contract withdrawals & transfers to annuity reserves                         (1,905,337)      (522,164)      (229,603)
   - Contract transfers                                                              932,894        (44,995)       (56,684)
                                                                               --------------  -------------  -------------
                                                                                   1,476,702       (319,935)       206,111
   Annuity Reserves:
   - Annuity Payments                                                                     --         (3,420)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                            --            201             --
                                                                               --------------  -------------  -------------
                                                                                          --         (3,219)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               1,476,702       (323,154)       206,111
                                                                               --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            6,942,451       (340,229)       200,348
                                                                               --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  23,361,314   $  3,689,212   $  1,939,937
                                                                               ==============  =============  =============




                                                                                  DWS              DWS              DWS
                                                                                  EQUITY 500       EQUITY 500       SMALL CAP
                                                                                  INDEX VIP        INDEX VIP        INDEX VIP
                                                                                  CLASS A          CLASS B          CLASS A
                                                                                  SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $    153,733,062   $  12,726,054   $   36,516,009
Changes From Operations:
   - Net investment income (loss)                                                     1,220,356          67,492          (42,998)
   - Net realized gain (loss) on investments                                          2,392,772         143,891          468,718
   - Net change in unrealized appreciation or depreciation on investments            18,199,099       1,675,623        4,811,674
                                                                               -----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   21,812,227       1,887,006        5,237,394
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               5,872,551       2,958,796        1,152,470
   - Contract withdrawals & transfers to annuity reserves                           (17,741,544)     (1,221,411)      (3,745,534)
   - Contract transfers                                                              (4,566,621)       (351,114)      (2,619,312)
                                                                               -----------------  --------------  ---------------
                                                                                    (16,435,614)      1,386,271       (5,212,376)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              22,645              --          (20,010)
   - Annuity Payments                                                                  (256,952)             --          (46,523)
   - Receipt (reimbursement) of mortality guarantee adjustment                           (5,271)             --            2,975
                                                                               -----------------  --------------  ---------------
                                                                                       (239,578)             --          (63,558)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (16,675,192)      1,386,271       (5,275,934)
                                                                               -----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               5,137,035       3,273,277          (38,540)
                                                                               -----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                     158,870,097      15,999,331       36,477,469
Changes From Operations:
   - Net investment income (loss)                                                     2,510,817         224,408          526,199
   - Net realized gain (loss) on investments                                         48,669,489       5,011,742        9,794,453
   - Net change in unrealized appreciation or depreciation on investments           (24,145,857)     (2,458,331)      (3,780,836)
                                                                               -----------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   27,034,449       2,777,819        6,539,816
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               2,177,991       1,285,110          557,013
   - Contract withdrawals & transfers to annuity reserves                            (6,254,775)       (615,636)      (1,535,268)
   - Contract transfers                                                            (181,613,199)    (19,446,624)     (40,378,200)
                                                                               -----------------  --------------  ---------------
                                                                                   (185,689,983)    (18,777,150)     (41,356,455)
   Annuity Reserves:
   - Annuity Payments                                                                   (87,748)             --          (58,901)
   - Receipt (reimbursement) of mortality guarantee adjustment                            2,778              --           10,989
                                                                               -----------------  --------------  ---------------
                                                                                        (84,970)             --          (47,912)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (185,774,953)    (18,777,150)     (41,404,367)
                                                                               -----------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (158,740,504)    (15,999,331)     (34,864,551)
                                                                               -----------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                $        129,593   $          --   $    1,612,918
                                                                               =================  ==============  ===============




                                                                                 DWS                             FIDELITY VIP
                                                                                 SMALL CAP      FIDELITY VIP     CONTRAFUND
                                                                                 INDEX VIP      CONTRAFUND       SERVICE
                                                                                 CLASS B        SERVICE CLASS    CLASS 2
                                                                                 SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $   5,216,631   $  199,264,380   $  37,759,124
Changes From Operations:
   - Net investment income (loss)                                                    (21,817)         425,305          75,052
   - Net realized gain (loss) on investments                                          70,872            4,848          81,763
   - Net change in unrealized appreciation or depreciation on investments            733,601       29,030,563       5,613,100
                                                                               --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   782,656       29,460,716       5,769,915
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              750,987        7,472,259       6,842,491
   - Contract withdrawals & transfers to annuity reserves                           (528,909)     (22,607,000)     (4,332,917)
   - Contract transfers                                                             (183,095)      (6,697,173)       (239,358)
                                                                               --------------  ---------------  --------------
                                                                                      38,983      (21,831,914)      2,270,216
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                               --          (55,911)             --
   - Annuity Payments                                                                     --         (261,131)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                            --            1,719              --
                                                                               --------------  ---------------  --------------
                                                                                          --         (315,323)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                  38,983      (22,147,237)      2,270,216
                                                                               --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              821,639        7,313,479       8,040,131
                                                                               --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                    6,038,270      206,577,859      45,799,255
Changes From Operations:
   - Net investment income (loss)                                                     76,495         (119,235)        (73,934)
   - Net realized gain (loss) on investments                                       1,742,914        3,989,876         466,751
   - Net change in unrealized appreciation or depreciation on investments           (765,269)      54,332,839      13,234,794
                                                                               --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,054,140       58,203,480      13,627,611
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              266,348        6,119,243       6,361,657
   - Contract withdrawals & transfers to annuity reserves                           (296,366)     (22,686,543)     (5,122,123)
   - Contract transfers                                                           (7,059,742)      (5,929,618)       (652,333)
                                                                               --------------  ---------------  --------------
                                                                                  (7,089,760)     (22,496,918)        587,201
   Annuity Reserves:
   - Annuity Payments                                                                     --         (305,488)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                            --           20,889              --
                                                                               --------------  ---------------  --------------
                                                                                          --         (284,599)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (7,089,760)     (22,781,517)        587,201
                                                                               --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (6,035,620)      35,421,963      14,214,812
                                                                               --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $       2,650   $  241,999,822   $  60,014,067
                                                                               ==============  ===============  ==============




                                                                                                FIDELITY VIP    FIDELITY VIP
                                                                                FIDELITY VIP    GROWTH          MID CAP
                                                                                GROWTH          SERVICE         SERVICE
                                                                                SERVICE CLASS   CLASS 2         CLASS 2
                                                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  57,631,090   $   5,567,265   $  2,781,296
Changes From Operations:
   - Net investment income (loss)                                                   (320,564)        (42,299)       (21,798)
   - Net realized gain (loss) on investments                                        (553,390)        119,094        282,613
   - Net change in unrealized appreciation or depreciation on investments          8,377,924         668,981         94,662
                                                                               --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 7,503,970         745,776        355,477
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,057,961       1,333,964         23,709
   - Contract withdrawals & transfers to annuity reserves                         (7,077,989)       (929,714)      (232,371)
   - Contract transfers                                                               23,532         245,148       (302,243)
                                                                               --------------  --------------  -------------
                                                                                  (4,996,496)        649,398       (510,905)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           (3,409)             --             --
   - Annuity Payments                                                                (38,148)             --         (3,948)
   - Receipt (reimbursement) of mortality guarantee adjustment                         1,123              --            (21)
                                                                               --------------  --------------  -------------
                                                                                     (40,434)             --         (3,969)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (5,036,930)        649,398       (514,874)
                                                                               --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            2,467,040       1,395,174       (159,397)
                                                                               --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   60,098,130       6,962,439      2,621,899
Changes From Operations:
   - Net investment income (loss)                                                   (522,444)        (79,337)       (25,387)
   - Net realized gain (loss) on investments                                         793,403         225,958        463,047
   - Net change in unrealized appreciation or depreciation on investments         19,105,680       2,344,699        391,951
                                                                               --------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                19,376,639       2,491,320        829,611
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            1,727,222       1,430,409         10,988
   - Contract withdrawals & transfers to annuity reserves                         (5,980,808)       (748,629)      (247,939)
   - Contract transfers                                                           (1,065,063)          8,015       (217,940)
                                                                               --------------  --------------  -------------
                                                                                  (5,318,649)        689,795       (454,891)
   Annuity Reserves:
   - Annuity Payments                                                                (40,701)             --         (4,604)
   - Receipt (reimbursement) of mortality guarantee adjustment                         5,867              --              3
                                                                               --------------  --------------  -------------
                                                                                     (34,834)             --         (4,601)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (5,353,483)        689,795       (459,492)
                                                                               --------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           14,023,156       3,181,115        370,119
                                                                               --------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  74,121,286   $  10,143,554   $  2,992,018
                                                                               ==============  ==============  =============



                                                                               FTVIPT
                                                                               FRANKLIN
                                                                               INCOME
                                                                               SECURITIES
                                                                               CLASS 2
                                                                               SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  1,908,896
Changes From Operations:
   - Net investment income (loss)                                                   103,891
   - Net realized gain (loss) on investments                                          4,031
   - Net change in unrealized appreciation or depreciation on investments           111,916
                                                                               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  219,838
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               2,322
   - Contract withdrawals & transfers to annuity reserves                          (197,665)
   - Contract transfers                                                             366,759
                                                                               -------------
                                                                                    171,416
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --
   - Annuity Payments                                                                    --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --
                                                                               -------------
                                                                                         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                171,416
                                                                               -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             391,254
                                                                               -------------
NET ASSETS AT DECEMBER 31, 2012                                                   2,300,150
Changes From Operations:
   - Net investment income (loss)                                                   121,978
   - Net realized gain (loss) on investments                                         31,125
   - Net change in unrealized appreciation or depreciation on investments           126,139
                                                                               -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  279,242
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              31,500
   - Contract withdrawals & transfers to annuity reserves                          (231,843)
   - Contract transfers                                                             148,742
                                                                               -------------
                                                                                    (51,601)
   Annuity Reserves:
   - Annuity Payments                                                                    --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --
                                                                               -------------
                                                                                         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (51,601)
                                                                               -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             227,641
                                                                               -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  2,527,791
                                                                               =============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                         FTVIPT         FTVIPT
                                                                         MUTUAL         TEMPLETON                    INVESCO V.I.
                                                                         SHARES         GLOBAL BOND    INVESCO V.I.  INTERNATIONAL
                                                                         SECURITIES     SECURITIES     CORE EQUITY   GROWTH
                                                                         CLASS 2        CLASS 2        SERIES I      SERIES I
                                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                               $  1,919,677   $  5,133,788    $  52,309      $ 54,149
Changes From Operations:
   - Net investment income (loss)                                              17,038        279,615         (138)           11
   - Net realized gain (loss) on investments                                   17,349         84,967        4,899         1,283
   - Net change in unrealized appreciation or depreciation on investments     206,769        321,501        1,352         5,441
                                                                         -------------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            241,156        686,083        6,113         6,735
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         3,337         15,155           --            69
   - Contract withdrawals & transfers to annuity reserves                    (150,465)      (399,575)      (2,237)       (1,240)
   - Contract transfers                                                      (133,234)       (90,271)     (23,162)       (6,743)
                                                                         -------------  -------------  ------------  -------------
                                                                             (280,362)      (474,691)     (25,399)       (7,914)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                        --             --           --            --
   - Annuity Payments                                                              --             --           --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                     --             --           --            --
                                                                         -------------  -------------  ------------  -------------
                                                                                   --             --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (280,362)      (474,691)     (25,399)       (7,914)
                                                                         -------------  -------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (39,206)       211,392      (19,286)       (1,179)
                                                                         -------------  -------------  ------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                             1,880,471      5,345,180       33,023        52,970
Changes From Operations:
   - Net investment income (loss)                                              18,181        180,613          105            (2)
   - Net realized gain (loss) on investments                                   78,807        151,776        1,588           403
   - Net change in unrealized appreciation or depreciation on investments     374,998       (315,815)       7,609        10,758
                                                                         -------------  -------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            471,986         16,574        9,302        11,159
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         3,014         48,449          629            76
   - Contract withdrawals & transfers to annuity reserves                    (110,533)      (583,489)     (13,766)         (555)
   - Contract transfers                                                      (190,695)       156,759       13,013        20,065
                                                                         -------------  -------------  ------------  -------------
                                                                             (298,214)      (378,281)        (124)       19,586
   Annuity Reserves:
   - Annuity Payments                                                              --             --           --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                     --             --           --            --
                                                                         -------------  -------------  ------------  -------------
                                                                                   --             --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (298,214)      (378,281)        (124)       19,586
                                                                         -------------  -------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       173,772       (361,707)       9,178        30,745
                                                                         -------------  -------------  ------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                          $  2,054,243   $  4,983,473    $  42,201      $ 83,715
                                                                         =============  =============  ============  =============



                                                                         JANUS ASPEN                     LVIP
                                                                         GLOBAL         LVIP BARON       BLACKROCK
                                                                         RESEARCH       GROWTH           EQUITY
                                                                         INSTITUTIONAL  OPPORTUNITIES    DIVIDEND RPM
                                                                         CLASS          SERVICE CLASS    STANDARD CLASS
                                                                         SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                $  167,088    $  139,510,576   $  289,696,194
Changes From Operations:
   - Net investment income (loss)                                                405           207,206       (1,107,211)
   - Net realized gain (loss) on investments                                   1,925        12,964,689       (2,987,301)
   - Net change in unrealized appreciation or depreciation on investments     30,793         9,617,956       48,382,869
                                                                         -------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            33,123        22,789,851       44,288,357
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       24,611         7,477,253        7,801,885
   - Contract withdrawals & transfers to annuity reserves                     (2,410)      (16,048,507)     (34,405,457)
   - Contract transfers                                                           --        (7,607,307)     (11,701,703)
                                                                         -------------  ---------------  ---------------
                                                                              22,201       (16,178,561)     (38,305,275)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                       --           (12,337)         (64,084)
   - Annuity Payments                                                         (2,683)          (44,131)        (307,345)
   - Receipt (reimbursement) of mortality guarantee adjustment                   563              (332)         (39,517)
                                                                         -------------  ---------------  ---------------
                                                                              (2,120)          (56,800)        (410,946)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          20,081       (16,235,361)     (38,716,221)
                                                                         -------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       53,204         6,554,490        5,572,136
                                                                         -------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                              220,292       146,065,066      295,268,330
Changes From Operations:
   - Net investment income (loss)                                              1,373        (1,013,197)       1,296,895
   - Net realized gain (loss) on investments                                   1,690        20,048,427        1,760,885
   - Net change in unrealized appreciation or depreciation on investments     58,035        38,098,318       44,411,006
                                                                         -------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            61,098        57,133,548       47,468,786
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       25,513         7,669,074        6,681,289
   - Contract withdrawals & transfers to annuity reserves                    (10,525)      (18,617,906)     (30,769,172)
   - Contract transfers                                                       12,883        12,073,238       (9,524,950)
                                                                         -------------  ---------------  ---------------
                                                                              27,871         1,124,406      (33,612,833)
   Annuity Reserves:
   - Annuity Payments                                                         (3,158)          (63,392)        (324,028)
   - Receipt (reimbursement) of mortality guarantee adjustment                   805             1,729           (8,460)
                                                                         -------------  ---------------  ---------------
                                                                              (2,353)          (61,663)        (332,488)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          25,518         1,062,743      (33,945,321)
                                                                         -------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       86,616        58,196,291       13,523,465
                                                                         -------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                           $  306,908    $  204,261,357   $  308,791,795
                                                                         =============  ===============  ===============


                                                                                         LVIP             LVIP
                                                                         LVIP            BLACKROCK        BLACKROCK
                                                                         BLACKROCK       INFLATION        INFLATION
                                                                         EQUITY          PROTECTED        PROTECTED
                                                                         DIVIDEND RPM    BOND             BOND
                                                                         SERVICE CLASS   STANDARD CLASS   SERVICE CLASS
                                                                         SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                               $   6,096,876   $           --   $         --
Changes From Operations:
   - Net investment income (loss)                                              (40,055)          (4,819)          (453)
   - Net realized gain (loss) on investments                                     3,825           16,070          1,300
   - Net change in unrealized appreciation or depreciation on investments      997,043           (2,317)        (1,152)
                                                                         --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             960,813            8,934           (305)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        906,815           53,448         30,330
   - Contract withdrawals & transfers to annuity reserves                     (698,145)         (22,915)       (41,873)
   - Contract transfers                                                        (26,658)       1,367,991        230,228
                                                                         --------------  ---------------  -------------
                                                                               182,012        1,398,524        218,685
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                         --               --             --
   - Annuity Payments                                                               --               --             --
   - Receipt (reimbursement) of mortality guarantee adjustment                      --               --             --
                                                                         --------------  ---------------  -------------
                                                                                    --               --             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           182,012        1,398,524        218,685
                                                                         --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,142,825        1,407,458        218,380
                                                                         --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                              7,239,701        1,407,458        218,380
Changes From Operations:
   - Net investment income (loss)                                               17,280          (25,285)       (18,577)
   - Net realized gain (loss) on investments                                   108,116          147,932         90,001
   - Net change in unrealized appreciation or depreciation on investments    1,048,699       (2,361,065)      (515,420)
                                                                         --------------  ---------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           1,174,095       (2,238,418)      (443,996)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        795,325          694,934        805,548
   - Contract withdrawals & transfers to annuity reserves                   (1,096,946)      (2,026,344)      (402,923)
   - Contract transfers                                                       (147,576)      25,164,415      5,181,462
                                                                         --------------  ---------------  -------------
                                                                              (449,197)      23,833,005      5,584,087
   Annuity Reserves:
   - Annuity Payments                                                               --          (21,184)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                      --            1,523             --
                                                                         --------------  ---------------  -------------
                                                                                    --          (19,661)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (449,197)      23,813,344      5,584,087
                                                                         --------------  ---------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        724,898       21,574,926      5,140,091
                                                                         --------------  ---------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                          $   7,964,599   $   22,982,384   $  5,358,471
                                                                         ==============  ===============  =============




                                                                                        LVIP             LVIP
                                                                         LVIP CAPITAL   CLARION GLOBAL   CLARION GLOBAL
                                                                         GROWTH         REAL ESTATE      REAL ESTATE
                                                                         SERVICE CLASS  STANDARD CLASS   SERVICE CLASS
                                                                         SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                $  11,632      $   7,526,071    $  3,065,319
Changes From Operations:
   - Net investment income (loss)                                              (701)           (90,975)        (38,368)
   - Net realized gain (loss) on investments                                 (4,075)           163,373          61,660
   - Net change in unrealized appreciation or depreciation on investments     1,557          1,773,897         704,978
                                                                         -------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           (3,219)         1,846,295         728,270
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       5,975            394,768         584,363
   - Contract withdrawals & transfers to annuity reserves                    (3,330)          (933,031)       (284,761)
   - Contract transfers                                                      30,318          1,690,569          34,822
                                                                         -------------  ---------------  --------------
                                                                             32,963          1,152,306         334,424
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                      --              3,935              --
   - Annuity Payments                                                            --            (10,177)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                   --                189              --
                                                                         -------------  ---------------  --------------
                                                                                 --             (6,053)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         32,963          1,146,253         334,424
                                                                         -------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      29,744          2,992,548       1,062,694
                                                                         -------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                              41,376         10,518,619       4,128,013
Changes From Operations:
   - Net investment income (loss)                                              (460)          (110,250)        (47,762)
   - Net realized gain (loss) on investments                                    737            473,295         133,874
   - Net change in unrealized appreciation or depreciation on investments    13,558           (144,260)        (18,650)
                                                                         -------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                           13,835            218,785          67,462
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       2,367            468,986         631,218
   - Contract withdrawals & transfers to annuity reserves                        --         (1,107,556)       (467,239)
   - Contract transfers                                                      (3,985)           443,051         136,404
                                                                         -------------  ---------------  --------------
                                                                             (1,618)          (195,519)        300,383
   Annuity Reserves:
   - Annuity Payments                                                            --            (10,810)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                   --                772              --
                                                                         -------------  ---------------  --------------
                                                                                 --            (10,038)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (1,618)          (205,557)        300,383
                                                                         -------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      12,217             13,228         367,845
                                                                         -------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                           $  53,593      $  10,531,847    $  4,495,858
                                                                         =============  ===============  ==============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP
                                                                              COLUMBIA        LVIP              LVIP
                                                                              SMALL-MID CAP   DELAWARE          DELAWARE
                                                                              GROWTH RPM      BOND              BOND
                                                                              SERVICE CLASS   STANDARD CLASS    SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                      $ 291,127     $  334,381,944   $  25,867,610
Changes From Operations:
   - Net investment income (loss)                                                  (3,295)         3,158,987         192,938
   - Net realized gain (loss) on investments                                       (2,012)        11,606,728         797,155
   - Net change in unrealized appreciation or depreciation on investments          17,374          3,089,858         366,668
                                                                              --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 12,067         17,855,573       1,356,761
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             2,455          8,578,411       4,459,313
   - Contract withdrawals & transfers to annuity reserves                         (26,916)       (34,890,119)     (3,592,178)
   - Contract transfers                                                             1,807         (5,013,438)         53,239
                                                                              --------------  ---------------  --------------
                                                                                  (22,654)       (31,325,146)        920,374
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                            --            (15,321)             --
   - Annuity Payments                                                                  --           (700,068)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                         --            (53,968)             --
                                                                              --------------  ---------------  --------------
                                                                                       --           (769,357)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (22,654)       (32,094,503)        920,374
                                                                              --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (10,587)       (14,238,930)      2,277,135
                                                                              --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   280,540        320,143,014      28,144,745
Changes From Operations:
   - Net investment income (loss)                                                  (3,351)         1,847,724         103,922
   - Net realized gain (loss) on investments                                        9,910          8,069,277         456,984
   - Net change in unrealized appreciation or depreciation on investments          56,728        (19,913,270)     (1,571,337)
                                                                              --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 63,287         (9,996,269)     (1,010,431)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             1,996          6,693,917       3,616,971
   - Contract withdrawals & transfers to annuity reserves                          (7,300)       (33,713,509)     (3,484,475)
   - Contract transfers                                                           (15,455)       (24,395,735)     (2,534,214)
                                                                              --------------  ---------------  --------------
                                                                                  (20,759)       (51,415,327)     (2,401,718)
   Annuity Reserves:
   - Annuity Payments                                                                  --           (659,296)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                         --             36,058              --
                                                                              --------------  ---------------  --------------
                                                                                       --           (623,238)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (20,759)       (52,038,565)     (2,401,718)
                                                                              --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            42,528        (62,034,834)     (3,412,149)
                                                                              --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                 $ 323,068     $  258,108,180   $  24,732,596
                                                                              ==============  ===============  ==============


                                                                                              LVIP             LVIP
                                                                              LVIP            DELAWARE         DELAWARE
                                                                              DELAWARE        FOUNDATION       FOUNDATION
                                                                              DIVERSIFIED     AGGRESSIVE       AGGRESSIVE
                                                                              FLOATING RATE   ALLOCATION       ALLOCATION
                                                                              SERVICE CLASS   STANDARD CLASS   SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $    591,264   $   120,916,415   $ 3,211,787
Changes From Operations:
   - Net investment income (loss)                                                    4,757           883,942        23,417
   - Net realized gain (loss) on investments                                          (409)           12,817        14,244
   - Net change in unrealized appreciation or depreciation on investments           20,332        13,075,415       368,013
                                                                              -------------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  24,680        13,972,174       405,674
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             79,012         2,446,295     1,048,404
   - Contract withdrawals & transfers to annuity reserves                          (75,843)      (13,098,931)     (352,413)
   - Contract transfers                                                            612,514        (4,996,631)     (160,849)
                                                                              -------------  ----------------  -------------
                                                                                   615,683       (15,649,267)      535,142
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                         10,358            (8,075)           --
   - Annuity Payments                                                               38,046          (103,675)           --
   - Receipt (reimbursement) of mortality guarantee adjustment                         190            13,311            --
                                                                              -------------  ----------------  -------------
                                                                                    48,594           (98,439)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               664,277       (15,747,706)      535,142
                                                                              -------------  ----------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            688,957        (1,775,532)      940,816
                                                                              -------------  ----------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  1,280,221       119,140,883     4,152,603
Changes From Operations:
   - Net investment income (loss)                                                   (4,431)          635,971        25,646
   - Net realized gain (loss) on investments                                         2,100         1,893,723        60,467
   - Net change in unrealized appreciation or depreciation on investments           (4,585)       18,849,027       777,459
                                                                              -------------  ----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  (6,916)       21,378,721       863,572
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            274,953         2,037,068     1,438,498
   - Contract withdrawals & transfers to annuity reserves                         (207,324)      (11,575,368)     (621,628)
   - Contract transfers                                                          3,806,635        (4,290,597)      254,310
                                                                              -------------  ----------------  -------------
                                                                                 3,874,264       (13,828,897)    1,071,180
   Annuity Reserves:
   - Annuity Payments                                                               (6,513)         (122,579)           --
   - Receipt (reimbursement) of mortality guarantee adjustment                         346            12,696            --
                                                                              -------------  ----------------  -------------
                                                                                    (6,167)         (109,883)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             3,868,097       (13,938,780)    1,071,180
                                                                              -------------  ----------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          3,861,181         7,439,941     1,934,752
                                                                              -------------  ----------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $  5,141,402   $   126,580,824   $ 6,087,355
                                                                              =============  ================  =============


                                                                               LVIP             LVIP           LVIP
                                                                               DELAWARE         DELAWARE       DELAWARE
                                                                               FOUNDATION       FOUNDATION     FOUNDATION
                                                                               CONSERVATIVE     CONSERVATIVE   MODERATE
                                                                               ALLOCATION       ALLOCATION     ALLOCATION
                                                                               STANDARD CLASS   SERVICE CLASS  STANDARD CLASS
                                                                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $   261,019,073   $ 4,599,915      $ 2,586,958
Changes From Operations:
   - Net investment income (loss)                                                   3,622,046        67,312           48,874
   - Net realized gain (loss) on investments                                         (671,930)       (4,018)          21,215
   - Net change in unrealized appreciation or depreciation on investments          20,851,344       380,238          221,948
                                                                              ----------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 23,801,460       443,532          292,037
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             4,102,379       950,049          122,107
   - Contract withdrawals & transfers to annuity reserves                         (24,855,611)     (559,389)        (287,906)
   - Contract transfers                                                            (7,092,745)        8,208          784,031
                                                                              ----------------  -------------  --------------
                                                                                  (27,845,977)      398,868          618,232
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                            (2,173)           --               --
   - Annuity Payments                                                                (230,694)           --           23,487
   - Receipt (reimbursement) of mortality guarantee adjustment                        (57,909)           --              232
                                                                              ----------------  -------------  --------------
                                                                                     (290,776)           --           23,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (28,136,753)      398,868          641,951
                                                                              ----------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (4,335,293)      842,400          933,988
                                                                              ----------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   256,683,780     5,442,315        3,520,946
Changes From Operations:
   - Net investment income (loss)                                                   2,699,997        53,557           53,600
   - Net realized gain (loss) on investments                                        5,337,219       132,708          183,525
   - Net change in unrealized appreciation or depreciation on investments          11,827,520       246,168          320,012
                                                                              ----------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 19,864,736       432,433          557,137
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             4,196,330     1,106,738          461,248
   - Contract withdrawals & transfers to annuity reserves                         (24,008,986)     (930,021)        (621,034)
   - Contract transfers                                                            (8,905,187)     (173,088)       1,689,153
                                                                              ----------------  -------------  --------------
                                                                                  (28,717,843)        3,629        1,529,367
   Annuity Reserves:
   - Annuity Payments                                                                (232,871)           --           (2,436)
   - Receipt (reimbursement) of mortality guarantee adjustment                            193            --              339
                                                                              ----------------  -------------  --------------
                                                                                     (232,678)           --           (2,097)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (28,950,521)        3,629        1,527,270
                                                                              ----------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (9,085,785)      436,062        2,084,407
                                                                              ----------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $   247,597,995   $ 5,878,377      $ 5,605,353
                                                                              ================  =============  ==============


                                                                              LVIP
                                                                              DELAWARE        LVIP              LVIP
                                                                              FOUNDATION      DELAWARE          DELAWARE
                                                                              MODERATE        GROWTH AND        GROWTH AND
                                                                              ALLOCATION      INCOME            INCOME
                                                                              SERVICE CLASS   STANDARD CLASS    SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  1,047,214   $    893,602,339   $  4,125,913
Changes From Operations:
   - Net investment income (loss)                                                   29,485            549,299         (9,964)
   - Net realized gain (loss) on investments                                         6,788          8,868,535         34,644
   - Net change in unrealized appreciation or depreciation on investments          116,494        113,553,512        553,440
                                                                              -------------  -----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 152,767        122,971,346        578,120
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          1,589,024         15,556,527        710,946
   - Contract withdrawals & transfers to annuity reserves                         (204,055)       (93,932,477)      (519,785)
   - Contract transfers                                                             79,626        (30,947,516)        85,579
                                                                              -------------  -----------------  -------------
                                                                                 1,464,595       (109,323,466)       276,740
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                             --             22,186             --
   - Annuity Payments                                                                   --         (2,537,815)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --            195,188             --
                                                                              -------------  -----------------  -------------
                                                                                        --         (2,320,441)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             1,464,595       (111,643,907)       276,740
                                                                              -------------  -----------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          1,617,362         11,327,439        854,860
                                                                              -------------  -----------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  2,664,576        904,929,778      4,980,773
Changes From Operations:
   - Net investment income (loss)                                                   38,799          7,190,803         26,112
   - Net realized gain (loss) on investments                                       109,910         51,688,671        311,421
   - Net change in unrealized appreciation or depreciation on investments          325,403        215,804,315      1,183,070
                                                                              -------------  -----------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 474,112        274,683,789      1,520,603
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          1,923,367         14,747,149        780,490
   - Contract withdrawals & transfers to annuity reserves                         (333,435)       (93,076,620)      (781,318)
   - Contract transfers                                                            505,402        (23,533,216)      (125,306)
                                                                              -------------  -----------------  -------------
                                                                                 2,095,334       (101,862,687)      (126,134)
   Annuity Reserves:
   - Annuity Payments                                                                   --         (2,874,923)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --            105,914             --
                                                                              -------------  -----------------  -------------
                                                                                        --         (2,769,009)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             2,095,334       (104,631,696)      (126,134)
                                                                              -------------  -----------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          2,569,446        170,052,093      1,394,469
                                                                              -------------  -----------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                               $  5,234,022   $  1,074,981,871   $  6,375,242
                                                                              =============  =================  =============



                                                                              LVIP
                                                                              DELAWARE
                                                                              SOCIAL
                                                                              AWARENESS
                                                                              STANDARD CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  474,434,605
Changes From Operations:
   - Net investment income (loss)                                                 (1,271,361)
   - Net realized gain (loss) on investments                                      40,334,215
   - Net change in unrealized appreciation or depreciation on investments         25,661,772
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                64,724,626
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            9,752,795
   - Contract withdrawals & transfers to annuity reserves                        (51,933,209)
   - Contract transfers                                                          (18,814,543)
                                                                              ---------------
                                                                                 (60,994,957)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           (6,266)
   - Annuity Payments                                                               (220,640)
   - Receipt (reimbursement) of mortality guarantee adjustment                       (26,789)
                                                                              ---------------
                                                                                    (253,695)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (61,248,652)
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            3,475,974
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  477,910,579
Changes From Operations:
   - Net investment income (loss)                                                  1,289,514
   - Net realized gain (loss) on investments                                      23,604,004
   - Net change in unrealized appreciation or depreciation on investments        131,463,718
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               156,357,236
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            9,144,453
   - Contract withdrawals & transfers to annuity reserves                        (50,827,821)
   - Contract transfers                                                          (10,913,577)
                                                                              ---------------
                                                                                 (52,596,945)
   Annuity Reserves:
   - Annuity Payments                                                               (252,638)
   - Receipt (reimbursement) of mortality guarantee adjustment                        11,940
                                                                              ---------------
                                                                                    (240,698)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (52,837,643)
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          103,519,593
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  581,430,172
                                                                              ===============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                               LVIP           LVIP             LVIP
                                                                               DELAWARE       DELAWARE         DELAWARE
                                                                               SOCIAL         SPECIAL          SPECIAL
                                                                               AWARENESS      OPPORTUNITIES    OPPORTUNITIES
                                                                               SERVICE CLASS  STANDARD CLASS   SERVICE CLASS
                                                                               SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  10,413,019   $  403,411,847   $  20,841,395
Changes From Operations:
   - Net investment income (loss)                                                   (67,797)        (977,493)       (129,074)
   - Net realized gain (loss) on investments                                        896,928       56,159,159       2,639,321
   - Net change in unrealized appreciation or depreciation on investments           628,515       (1,596,197)        287,605
                                                                              --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                1,457,646       53,585,469       2,797,852
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,933,838        7,922,598       3,141,950
   - Contract withdrawals & transfers to annuity reserves                        (1,224,127)     (44,586,656)     (2,432,376)
   - Contract transfers                                                            (109,572)     (18,776,029)       (774,769)
                                                                              --------------  ---------------  --------------
                                                                                    600,139      (55,440,087)        (65,195)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --            8,610              --
   - Annuity Payments                                                                    --         (312,227)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --          (15,200)             --
                                                                              --------------  ---------------  --------------
                                                                                         --         (318,817)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                600,139      (55,758,904)        (65,195)
                                                                              --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,057,785       (2,173,435)      2,732,657
                                                                              --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  12,470,804      401,238,412      23,574,052
Changes From Operations:
   - Net investment income (loss)                                                    (5,189)         546,032         (51,469)
   - Net realized gain (loss) on investments                                        508,932       48,375,193       2,517,305
   - Net change in unrealized appreciation or depreciation on investments         3,782,801       75,011,186       5,136,115
                                                                              --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                4,286,544      123,932,411       7,601,951
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,931,401        7,371,525       3,073,354
   - Contract withdrawals & transfers to annuity reserves                        (1,557,344)     (42,390,229)     (2,766,627)
   - Contract transfers                                                             105,755       (7,096,168)        129,041
                                                                              --------------  ---------------  --------------
                                                                                    479,812      (42,114,872)        435,768
   Annuity Reserves:
   - Annuity Payments                                                                    --         (418,340)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --           15,193              --
                                                                              --------------  ---------------  --------------
                                                                                         --         (403,147)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                479,812      (42,518,019)        435,768
                                                                              --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           4,766,356       81,414,392       8,037,719
                                                                              --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  17,237,160   $  482,652,804   $  31,611,771
                                                                              ==============  ===============  ==============


                                                                                                             LVIP
                                                                                                             JPMORGAN
                                                                              LVIP GLOBAL     LVIP GLOBAL    MID CAP
                                                                              INCOME          INCOME         VALUE RPM
                                                                              STANDARD CLASS  SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  8,039,207   $ 3,101,137     $   200,806
Changes From Operations:
   - Net investment income (loss)                                                    79,780        24,027          (2,197)
   - Net realized gain (loss) on investments                                         21,090         7,819           6,062
   - Net change in unrealized appreciation or depreciation on investments           427,288       167,868          20,393
                                                                              --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  528,158       199,714          24,258
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             377,782       547,127              --
   - Contract withdrawals & transfers to annuity reserves                          (910,102)     (276,861)        (11,362)
   - Contract transfers                                                             609,633       297,979          (1,378)
                                                                              --------------  -------------  -------------
                                                                                     77,313       568,245         (12,740)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --            --              --
   - Annuity Payments                                                                (8,677)           --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                        1,322            --              --
                                                                              --------------  -------------  -------------
                                                                                     (7,355)           --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 69,958       568,245         (12,740)
                                                                              --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             598,116       767,959          11,518
                                                                              --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   8,637,323     3,869,096         212,324
Changes From Operations:
   - Net investment income (loss)                                                   (64,111)      (33,447)         (1,516)
   - Net realized gain (loss) on investments                                        (23,265)        1,136          26,959
   - Net change in unrealized appreciation or depreciation on investments          (259,490)     (131,348)          6,393
                                                                              --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 (346,866)     (163,659)         31,836
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             334,644       490,665               8
   - Contract withdrawals & transfers to annuity reserves                        (1,034,663)     (364,663)         (8,108)
   - Contract transfers                                                             (15,634)      282,266        (115,086)
                                                                              --------------  -------------  -------------
                                                                                   (715,653)      408,268        (123,186)
   Annuity Reserves:
   - Annuity Payments                                                                (8,264)           --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                        1,402            --              --
                                                                              --------------  -------------  -------------
                                                                                     (6,862)           --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (722,515)      408,268        (123,186)
                                                                              --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (1,069,381)      244,609         (91,350)
                                                                              --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  7,567,942   $ 4,113,705     $   120,974
                                                                              ==============  =============  =============



                                                                              LVIP            LVIP            LVIP
                                                                              MANAGED RISK    MANAGED RISK    MANAGED RISK
                                                                              PROFILE 2010    PROFILE 2010    PROFILE 2020
                                                                              STANDARD CLASS  SERVICE CLASS   STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  4,169,518    $  1,384,303   $  10,803,426
Changes From Operations:
   - Net investment income (loss)                                                    44,619          12,178         119,773
   - Net realized gain (loss) on investments                                        152,178          38,036         292,719
   - Net change in unrealized appreciation or depreciation on investments            74,004          52,511         396,142
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  270,801         102,725         808,634
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             121,803         404,756         651,416
   - Contract withdrawals & transfers to annuity reserves                        (1,206,205)       (249,805)     (1,723,829)
   - Contract transfers                                                             529,748         (74,217)        636,745
                                                                              --------------  --------------  --------------
                                                                                   (554,654)         80,734        (435,668)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --              --              --
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --              --              --
                                                                              --------------  --------------  --------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (554,654)         80,734        (435,668)
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (283,853)        183,459         372,966
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   3,885,665       1,567,762      11,176,392
Changes From Operations:
   - Net investment income (loss)                                                     6,994           1,769          46,864
   - Net realized gain (loss) on investments                                        185,007          37,125         409,335
   - Net change in unrealized appreciation or depreciation on investments            83,805          85,656         696,457
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  275,806         124,550       1,152,656
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              90,872         374,675         672,822
   - Contract withdrawals & transfers to annuity reserves                          (734,862)       (264,173)     (1,909,880)
   - Contract transfers                                                            (106,352)          4,173       1,625,121
                                                                              --------------  --------------  --------------
                                                                                   (750,342)        114,675         388,063
   Annuity Reserves:
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --              --              --
                                                                              --------------  --------------  --------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (750,342)        114,675         388,063
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (474,536)        239,225       1,540,719
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  3,411,129    $  1,806,987   $  12,717,111
                                                                              ==============  ==============  ==============



                                                                              LVIP            LVIP            LVIP
                                                                              MANAGED RISK    MANAGED RISK    MANAGED RISK
                                                                              PROFILE 2020    PROFILE 2030    PROFILE 2030
                                                                              SERVICE CLASS   STANDARD CLASS  SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $   6,783,116    $  5,403,985    $  7,035,279
Changes From Operations:
   - Net investment income (loss)                                                    55,018          51,584          40,460
   - Net realized gain (loss) on investments                                         72,765          84,762          38,736
   - Net change in unrealized appreciation or depreciation on investments           394,738         250,006         452,956
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  522,521         386,352         532,152
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,393,777         551,874       3,042,307
   - Contract withdrawals & transfers to annuity reserves                          (824,674)       (589,880)       (769,305)
   - Contract transfers                                                             151,812         417,687         115,255
                                                                              --------------  --------------  --------------
                                                                                  1,720,915         379,681       2,388,257
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --              --              --
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --              --              --
                                                                              --------------  --------------  --------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              1,720,915         379,681       2,388,257
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,243,436         766,033       2,920,409
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   9,026,552       6,170,018       9,955,688
Changes From Operations:
   - Net investment income (loss)                                                    21,821          29,002          18,836
   - Net realized gain (loss) on investments                                        162,861         194,255         151,823
   - Net change in unrealized appreciation or depreciation on investments           756,061         580,292       1,168,719
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  940,743         803,549       1,339,378
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,496,610         437,101       3,328,859
   - Contract withdrawals & transfers to annuity reserves                        (1,397,782)       (873,508)     (1,462,033)
   - Contract transfers                                                             254,787         986,199         (88,586)
                                                                              --------------  --------------  --------------
                                                                                  1,353,615         549,792       1,778,240
   Annuity Reserves:
   - Annuity Payments                                                                    --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --              --              --
                                                                              --------------  --------------  --------------
                                                                                         --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              1,353,615         549,792       1,778,240
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,294,358       1,353,341       3,117,618
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  11,320,910    $  7,523,359    $ 13,073,306
                                                                              ==============  ==============  ==============



                                                                              LVIP
                                                                              MANAGED RISK
                                                                              PROFILE 2040
                                                                              STANDARD CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  1,956,728
Changes From Operations:
   - Net investment income (loss)                                                    14,242
   - Net realized gain (loss) on investments                                         28,010
   - Net change in unrealized appreciation or depreciation on investments            76,910
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  119,162
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             180,168
   - Contract withdrawals & transfers to annuity reserves                          (288,170)
   - Contract transfers                                                             154,761
                                                                              --------------
                                                                                     46,759
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --
   - Annuity Payments                                                                    --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --
                                                                              --------------
                                                                                         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 46,759
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             165,921
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2012                                                   2,122,649
Changes From Operations:
   - Net investment income (loss)                                                     6,773
   - Net realized gain (loss) on investments                                         65,901
   - Net change in unrealized appreciation or depreciation on investments           261,635
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  334,309
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             141,129
   - Contract withdrawals & transfers to annuity reserves                          (285,317)
   - Contract transfers                                                             211,480
                                                                              --------------
                                                                                     67,292
   Annuity Reserves:
   - Annuity Payments                                                                    --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --
                                                                              --------------
                                                                                         --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 67,292
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             401,601
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  2,524,250
                                                                              ==============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                              LVIP            LVIP            LVIP
                                                                              MANAGED RISK    MANAGED RISK    MANAGED RISK
                                                                              PROFILE 2040    PROFILE 2050    PROFILE 2050
                                                                              SERVICE CLASS   STANDARD CLASS  SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  6,849,678     $   24,674     $    36,337
Changes From Operations:
   - Net investment income (loss)                                                    25,975            360             533
   - Net realized gain (loss) on investments                                         56,655           (109)            339
   - Net change in unrealized appreciation or depreciation on investments           365,138          3,228          11,844
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  447,768          3,479          12,716
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           3,110,881         10,729         374,396
   - Contract withdrawals & transfers to annuity reserves                          (977,257)        (9,227)        (49,394)
   - Contract transfers                                                             (58,446)        76,403          42,604
                                                                              --------------  --------------  --------------
                                                                                  2,075,178         77,905         367,606
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --             --              --
   - Annuity Payments                                                                    --             --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --             --              --
                                                                              --------------  --------------  --------------
                                                                                         --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              2,075,178         77,905         367,606
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,522,946         81,384         380,322
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   9,372,624        106,058         416,659
Changes From Operations:
   - Net investment income (loss)                                                    15,733          1,793           5,132
   - Net realized gain (loss) on investments                                        116,390         12,100           6,302
   - Net change in unrealized appreciation or depreciation on investments         1,431,007         13,309         133,062
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                1,563,130         27,202         144,496
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           3,492,756         22,121         976,562
   - Contract withdrawals & transfers to annuity reserves                        (1,536,279)      (111,029)       (133,274)
   - Contract transfers                                                             194,994        255,100          48,373
                                                                              --------------  --------------  --------------
                                                                                  2,151,471        166,192         891,661
   Annuity Reserves:
   - Annuity Payments                                                                    --             --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --             --              --
                                                                              --------------  --------------  --------------
                                                                                         --             --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              2,151,471        166,192         891,661
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           3,714,601        193,394       1,036,157
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $ 13,087,225     $  299,452     $ 1,452,816
                                                                              ==============  ==============  ==============


                                                                              LVIP            LVIP
                                                                              MANAGED RISK    MANAGED RISK    LVIP
                                                                              PROFILE         PROFILE         MANAGED RISK
                                                                              CONSERVATIVE    CONSERVATIVE    PROFILE GROWTH
                                                                              STANDARD CLASS  SERVICE CLASS   STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  24,366,090   $  16,439,721   $  29,299,510
Changes From Operations:
   - Net investment income (loss)                                                   673,807         457,959         437,199
   - Net realized gain (loss) on investments                                        702,924         350,138         154,274
   - Net change in unrealized appreciation or depreciation on investments           638,269         550,916       1,649,723
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                2,015,000       1,359,013       2,241,196
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             762,239       2,740,541       1,765,474
   - Contract withdrawals & transfers to annuity reserves                        (3,631,510)     (3,164,270)     (3,221,336)
   - Contract transfers                                                            (106,100)        765,645      (2,478,925)
                                                                              --------------  --------------  --------------
                                                                                 (2,975,371)        341,916      (3,934,787)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --              --              --
   - Annuity Payments                                                                (8,025)         (2,382)         (1,668)
   - Receipt (reimbursement) of mortality guarantee adjustment                          383             (22)             99
                                                                              --------------  --------------  --------------
                                                                                     (7,642)         (2,404)         (1,569)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (2,983,013)        339,512      (3,936,356)
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            (968,013)      1,698,525      (1,695,160)
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  23,398,077      18,138,246      27,604,350
Changes From Operations:
   - Net investment income (loss)                                                   163,404         130,526         170,742
   - Net realized gain (loss) on investments                                      1,317,924         661,236         570,729
   - Net change in unrealized appreciation or depreciation on investments           416,534         719,926       2,470,301
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                1,897,862       1,511,688       3,211,772
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             936,792       2,951,398       1,522,734
   - Contract withdrawals & transfers to annuity reserves                        (4,669,496)     (2,562,194)     (3,755,291)
   - Contract transfers                                                            (544,951)       (189,409)     (1,704,850)
                                                                              --------------  --------------  --------------
                                                                                 (4,277,655)        199,795      (3,937,407)
   Annuity Reserves:
   - Annuity Payments                                                                (8,717)         (2,438)         (1,749)
   - Receipt (reimbursement) of mortality guarantee adjustment                          699              46             183
                                                                              --------------  --------------  --------------
                                                                                     (8,018)         (2,392)         (1,566)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (4,285,673)        197,403      (3,938,973)
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (2,387,811)      1,709,091        (727,201)
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  21,010,266   $  19,847,337   $  26,877,149
                                                                              ==============  ==============  ==============


                                                                                              LVIP            LVIP
                                                                              LVIP            MANAGED RISK    MANAGED RISK
                                                                              MANAGED RISK    PROFILE         PROFILE
                                                                              PROFILE GROWTH  MODERATE        MODERATE
                                                                              SERVICE CLASS   STANDARD CLASS  SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  36,097,034    $ 42,365,936   $  41,397,035
Changes From Operations:
   - Net investment income (loss)                                                   518,070         963,664         899,497
   - Net realized gain (loss) on investments                                        126,307         671,802         332,001
   - Net change in unrealized appreciation or depreciation on investments         2,225,319       1,902,424       2,235,432
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                2,869,696       3,537,890       3,466,930
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,178,059       2,114,412       7,177,102
   - Contract withdrawals & transfers to annuity reserves                        (3,674,328)     (5,517,859)     (4,468,660)
   - Contract transfers                                                            (240,473)        (96,745)         32,193
                                                                              --------------  --------------  --------------
                                                                                  2,263,258      (3,500,192)      2,740,635
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --         163,003              --
   - Annuity Payments                                                                    --         (43,844)         (1,457)
   - Receipt (reimbursement) of mortality guarantee adjustment                           --             485              38
                                                                              --------------  --------------  --------------
                                                                                         --         119,644          (1,419)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              2,263,258      (3,380,548)      2,739,216
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           5,132,954         157,342       6,206,146
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  41,229,988      42,523,278      47,603,181
Changes From Operations:
   - Net investment income (loss)                                                   203,369         241,249         243,874
   - Net realized gain (loss) on investments                                        386,797       1,370,162         583,071
   - Net change in unrealized appreciation or depreciation on investments         4,424,474       2,655,912       4,214,868
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                5,014,640       4,267,323       5,041,813
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           5,632,823       1,401,992       7,060,736
   - Contract withdrawals & transfers to annuity reserves                        (3,904,694)     (7,880,292)     (5,519,051)
   - Contract transfers                                                          (1,195,760)        133,341         (21,062)
                                                                              --------------  --------------  --------------
                                                                                    532,369      (6,344,959)      1,520,623
   Annuity Reserves:
   - Annuity Payments                                                                    --         (47,914)         (1,510)
   - Receipt (reimbursement) of mortality guarantee adjustment                           --           1,868              87
                                                                              --------------  --------------  --------------
                                                                                         --         (46,046)         (1,423)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                532,369      (6,391,005)      1,519,200
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           5,547,009      (2,123,682)      6,561,013
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  46,776,997    $ 40,399,596   $  54,164,194
                                                                              ==============  ==============  ==============



                                                                              LVIP MFS
                                                                              INTERNATIONAL  LVIP           LVIP
                                                                              GROWTH         MFS VALUE      MID-CAP VALUE
                                                                              SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  489,323    $  1,968,008     $ 273,189
Changes From Operations:
   - Net investment income (loss)                                                  (3,047)         (3,207)       (3,019)
   - Net realized gain (loss) on investments                                        8,376          78,372         8,252
   - Net change in unrealized appreciation or depreciation on investments          77,203         202,657        54,150
                                                                              -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 82,532         277,822        59,383
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                --           7,822           713
   - Contract withdrawals & transfers to annuity reserves                         (88,876)        (96,779)      (18,608)
   - Contract transfers                                                            (8,142)       (199,070)      (13,016)
                                                                              -------------  -------------  --------------
                                                                                  (97,018)       (288,027)      (30,911)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                            --              --            --
   - Annuity Payments                                                                  --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                         --              --            --
                                                                              -------------  -------------  --------------
                                                                                       --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (97,018)       (288,027)      (30,911)
                                                                              -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (14,486)        (10,205)       28,472
                                                                              -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                   474,837       1,957,803       301,661
Changes From Operations:
   - Net investment income (loss)                                                  (2,803)          6,886        (3,054)
   - Net realized gain (loss) on investments                                       11,763         159,639        30,622
   - Net change in unrealized appreciation or depreciation on investments          48,399         457,572        65,460
                                                                              -------------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 57,359         624,097        93,028
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            48,078           6,600         4,115
   - Contract withdrawals & transfers to annuity reserves                         (32,737)       (250,525)      (86,726)
   - Contract transfers                                                             7,050          22,840        39,930
                                                                              -------------  -------------  --------------
                                                                                   22,391        (221,085)      (42,681)
   Annuity Reserves:
   - Annuity Payments                                                                  --              --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                         --              --            --
                                                                              -------------  -------------  --------------
                                                                                       --              --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               22,391        (221,085)      (42,681)
                                                                              -------------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            79,750         403,012        50,347
                                                                              -------------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                $  554,587    $  2,360,815     $ 352,008
                                                                              =============  =============  ==============


                                                                              LVIP
                                                                              MONDRIAN
                                                                              INTERNATIONAL
                                                                              VALUE
                                                                              STANDARD CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  238,758,096
Changes From Operations:
   - Net investment income (loss)                                                  4,201,237
   - Net realized gain (loss) on investments                                       1,550,314
   - Net change in unrealized appreciation or depreciation on investments         13,081,853
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                18,833,404
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            6,438,686
   - Contract withdrawals & transfers to annuity reserves                        (24,610,319)
   - Contract transfers                                                          (10,690,414)
                                                                              ---------------
                                                                                 (28,862,047)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           36,158
   - Annuity Payments                                                               (113,873)
   - Receipt (reimbursement) of mortality guarantee adjustment                        (2,691)
                                                                              ---------------
                                                                                     (80,406)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (28,942,453)
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (10,109,049)
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  228,649,047
Changes From Operations:
   - Net investment income (loss)                                                  3,410,110
   - Net realized gain (loss) on investments                                       4,232,745
   - Net change in unrealized appreciation or depreciation on investments         36,761,412
                                                                              ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                44,404,267
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            5,351,455
   - Contract withdrawals & transfers to annuity reserves                        (22,840,111)
   - Contract transfers                                                           (6,466,833)
                                                                              ---------------
                                                                                 (23,955,489)
   Annuity Reserves:
   - Annuity Payments                                                               (128,272)
   - Receipt (reimbursement) of mortality guarantee adjustment                        11,274
                                                                              ---------------
                                                                                    (116,998)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (24,072,487)
                                                                              ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           20,331,780
                                                                              ---------------
NET ASSETS AT DECEMBER 31, 2013                                               $  248,980,827
                                                                              ===============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                               LVIP
                                                                               MONDRIAN
                                                                               INTERNATIONAL  LVIP MONEY       LVIP MONEY
                                                                               VALUE          MARKET           MARKET
                                                                               SERVICE CLASS  STANDARD CLASS   SERVICE CLASS
                                                                               SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  13,615,670   $  74,754,308   $   7,463,438
Changes From Operations:
   - Net investment income (loss)                                                   245,001        (653,587)        (71,260)
   - Net realized gain (loss) on investments                                       (189,055)            286              33
   - Net change in unrealized appreciation or depreciation on investments         1,098,091              --              --
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                1,154,037        (653,301)        (71,227)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           2,281,197       2,299,674       1,696,458
   - Contract withdrawals & transfers to annuity reserves                        (1,504,821)    (14,320,264)     (1,581,470)
   - Contract transfers                                                            (454,335)       (405,906)       (252,679)
                                                                              --------------  --------------  --------------
                                                                                    322,041     (12,426,496)       (137,691)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --          (6,756)             --
   - Annuity Payments                                                                    --         (38,965)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --           1,466              --
                                                                              --------------  --------------  --------------
                                                                                         --         (44,255)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                322,041     (12,470,751)       (137,691)
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,476,078     (13,124,052)       (208,918)
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  15,091,748      61,630,256       7,254,520
Changes From Operations:
   - Net investment income (loss)                                                   216,556        (564,987)        (72,900)
   - Net realized gain (loss) on investments                                        (49,207)             --              --
   - Net change in unrealized appreciation or depreciation on investments         2,917,354              --              --
                                                                              --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                3,084,703        (564,987)        (72,900)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,968,658       2,239,842       1,301,334
   - Contract withdrawals & transfers to annuity reserves                        (1,779,648)    (11,185,426)     (1,552,012)
   - Contract transfers                                                             (34,736)      2,972,663         239,546
                                                                              --------------  --------------  --------------
                                                                                    154,274      (5,972,921)        (11,132)
   Annuity Reserves:
   - Annuity Payments                                                                    --         (33,627)             --
   - Receipt (reimbursement) of mortality guarantee adjustment                           --           2,451              --
                                                                              --------------  --------------  --------------
                                                                                         --         (31,176)             --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                154,274      (6,004,097)        (11,132)
                                                                              --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           3,238,977      (6,569,084)        (84,032)
                                                                              --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  18,330,725   $  55,061,172   $   7,170,488
                                                                              ==============  ==============  ==============



                                                                                                             LVIP SSGA
                                                                              LVIP SSGA       LVIP SSGA      DEVELOPED
                                                                              BOND INDEX      BOND INDEX     INTERNATIONAL 150
                                                                              STANDARD CLASS  SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $   7,878,164   $  1,487,506       $  77,322
Changes From Operations:
   - Net investment income (loss)                                                    85,720         21,825           1,067
   - Net realized gain (loss) on investments                                        102,924         23,403            (640)
   - Net change in unrealized appreciation or depreciation on investments            (6,762)        (3,929)          9,010
                                                                              --------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  181,882         41,299           9,437
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             218,054        346,789              --
   - Contract withdrawals & transfers to annuity reserves                        (1,087,248)      (213,324)           (945)
   - Contract transfers                                                            (994,091)       140,403          (1,001)
                                                                              --------------  -------------  -----------------
                                                                                 (1,863,285)       273,868          (1,946)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --             --              --
   - Annuity Payments                                                                (9,051)            --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                           54             --              --
                                                                              --------------  -------------  -----------------
                                                                                     (8,997)            --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (1,872,282)       273,868          (1,946)
                                                                              --------------  -------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (1,690,400)       315,167           7,491
                                                                              --------------  -------------  -----------------
NET ASSETS AT DECEMBER 31, 2012                                                   6,187,764      1,802,673          84,813
Changes From Operations:
   - Net investment income (loss)                                                    34,019         10,038             971
   - Net realized gain (loss) on investments                                         34,715         12,880           2,055
   - Net change in unrealized appreciation or depreciation on investments          (264,363)       (89,088)         10,593
                                                                              --------------  -------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 (195,629)       (66,170)         13,619
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             145,901        287,903           5,395
   - Contract withdrawals & transfers to annuity reserves                          (678,237)      (264,388)         (3,174)
   - Contract transfers                                                          (1,132,806)      (153,562)        (20,304)
                                                                              --------------  -------------  -----------------
                                                                                 (1,665,142)      (130,047)        (18,083)
   Annuity Reserves:
   - Annuity Payments                                                                (6,588)            --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                          267             --              --
                                                                              --------------  -------------  -----------------
                                                                                     (6,321)            --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (1,671,463)      (130,047)        (18,083)
                                                                              --------------  -------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (1,867,092)      (196,217)         (4,464)
                                                                              --------------  -------------  -----------------
NET ASSETS AT DECEMBER 31, 2013                                               $   4,320,672   $  1,606,456       $  80,349
                                                                              ==============  =============  =================


                                                                                                             LVIP SSGA
                                                                              LVIP SSGA       LVIP SSGA      GLOBAL
                                                                              EMERGING        EMERGING       TACTICAL
                                                                              MARKETS 100     MARKETS 100    ALLOCATION RPM
                                                                              STANDARD CLASS  SERVICE CLASS  STANDARD CLASS
                                                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  23,136,050   $  3,808,114    $  10,838,659
Changes From Operations:
   - Net investment income (loss)                                                   389,942         74,962          248,033
   - Net realized gain (loss) on investments                                      1,961,583        395,523          (66,226)
   - Net change in unrealized appreciation or depreciation on investments           (70,840)       (27,967)         845,264
                                                                              --------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                2,280,685        442,518        1,027,071
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,434,735      1,403,956          786,356
   - Contract withdrawals & transfers to annuity reserves                        (2,883,092)      (418,512)        (753,458)
   - Contract transfers                                                           1,271,744        296,769       (1,562,324)
                                                                              --------------  -------------  ----------------
                                                                                   (176,613)     1,282,213       (1,529,426)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           1,842             --           21,356
   - Annuity Payments                                                               (13,623)          (161)            (798)
   - Receipt (reimbursement) of mortality guarantee adjustment                       (2,139)            --               --
                                                                              --------------  -------------  ----------------
                                                                                    (13,920)          (161)          20,558
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (190,533)     1,282,052       (1,508,868)
                                                                              --------------  -------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,090,152      1,724,570         (481,797)
                                                                              --------------  -------------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                  25,226,202      5,532,684       10,356,862
Changes From Operations:
   - Net investment income (loss)                                                   271,092         72,469           85,134
   - Net realized gain (loss) on investments                                       (713,996)      (103,396)          84,238
   - Net change in unrealized appreciation or depreciation on investments          (612,603)      (162,300)         638,966
                                                                              --------------  -------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               (1,055,507)      (193,227)         808,338
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           1,203,554      1,408,125          599,050
   - Contract withdrawals & transfers to annuity reserves                        (2,395,102)      (655,856)      (1,207,846)
   - Contract transfers                                                          (1,012,434)       381,626       (1,384,218)
                                                                              --------------  -------------  ----------------
                                                                                 (2,203,982)     1,133,895       (1,993,014)
   Annuity Reserves:
   - Annuity Payments                                                               (13,030)            --               --
   - Receipt (reimbursement) of mortality guarantee adjustment                          426             --               --
                                                                              --------------  -------------  ----------------
                                                                                    (12,604)            --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (2,216,586)     1,133,895       (1,993,014)
                                                                              --------------  -------------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (3,272,093)       940,668       (1,184,676)
                                                                              --------------  -------------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  21,954,109   $  6,473,352    $   9,172,186
                                                                              ==============  =============  ================


                                                                              LVIP SSGA
                                                                              GLOBAL           LVIP SSGA       LVIP SSGA
                                                                              TACTICAL         INTERNATIONAL   INTERNATIONAL
                                                                              ALLOCATION RPM   INDEX           INDEX
                                                                              SERVICE CLASS    STANDARD CLASS  SERVICE CLASS
                                                                              SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  15,087,481    $  1,090,741   $    533,247
Changes From Operations:
   - Net investment income (loss)                                                    363,488          16,387          5,239
   - Net realized gain (loss) on investments                                          46,657         (15,748)        (3,416)
   - Net change in unrealized appreciation or depreciation on investments          1,096,068         208,649         96,062
                                                                              ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,506,213         209,288         97,885
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,583,096          61,461        186,057
   - Contract withdrawals & transfers to annuity reserves                         (1,356,374)       (139,080)       (20,390)
   - Contract transfers                                                             (725,707)        523,709        (46,052)
                                                                              ---------------  --------------  -------------
                                                                                     501,015         446,090        119,615
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                               --              --             --
   - Annuity Payments                                                                     --            (567)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                            --              53             --
                                                                              ---------------  --------------  -------------
                                                                                          --            (514)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                 501,015         445,576        119,615
                                                                              ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            2,007,228         654,864        217,500
                                                                              ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                   17,094,709       1,745,605        750,747
Changes From Operations:
   - Net investment income (loss)                                                    137,109          17,282          6,124
   - Net realized gain (loss) on investments                                         233,318          61,870         31,577
   - Net change in unrealized appreciation or depreciation on investments          1,043,969         304,039        183,884
                                                                              ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,414,396         383,191        221,585
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            2,188,325          86,665        203,143
   - Contract withdrawals & transfers to annuity reserves                         (1,601,495)       (337,194)      (155,840)
   - Contract transfers                                                           (1,144,361)        662,870        690,661
                                                                              ---------------  --------------  -------------
                                                                                    (557,531)        412,341        737,964
   Annuity Reserves:
   - Annuity Payments                                                                     --            (640)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                            --              89             --
                                                                              ---------------  --------------  -------------
                                                                                          --            (551)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (557,531)        411,790        737,964
                                                                              ---------------  --------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              856,865         794,981        959,549
                                                                              ---------------  --------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                                $  17,951,574    $  2,540,586   $  1,710,296
                                                                              ===============  ==============  =============




                                                                              LVIP SSGA
                                                                              LARGE CAP 100
                                                                              SERVICE CLASS
                                                                              SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $   191,921
Changes From Operations:
   - Net investment income (loss)                                                     (291)
   - Net realized gain (loss) on investments                                        14,316
   - Net change in unrealized appreciation or depreciation on investments           (5,845)
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                   8,180
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 --
   - Contract withdrawals & transfers to annuity reserves                          (28,808)
   - Contract transfers                                                            (98,407)
                                                                              --------------
                                                                                  (127,215)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                             --
   - Annuity Payments                                                                   --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --
                                                                              --------------
                                                                                        --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (127,215)
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           (119,035)
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2012                                                     72,886
Changes From Operations:
   - Net investment income (loss)                                                    2,026
   - Net realized gain (loss) on investments                                        12,577
   - Net change in unrealized appreciation or depreciation on investments           22,380
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                  36,983
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              4,531
   - Contract withdrawals & transfers to annuity reserves                           (5,935)
   - Contract transfers                                                             93,094
                                                                              --------------
                                                                                    91,690
   Annuity Reserves:
   - Annuity Payments                                                               (4,705)
   - Receipt (reimbursement) of mortality guarantee adjustment                          12
                                                                              --------------
                                                                                    (4,693)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                86,997
                                                                              --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            123,980
                                                                              --------------
NET ASSETS AT DECEMBER 31, 2013                                                $   196,866
                                                                              ==============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                             LVIP SSGA         LVIP SSGA      LVIP SSGA
                                                                             S&P 500           S&P 500        SMALL-CAP
                                                                             INDEX             INDEX          INDEX
                                                                             STANDARD CLASS    SERVICE CLASS  STANDARD CLASS
                                                                             SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                   $   11,731,598   $   2,688,728    $   5,431,286
Changes From Operations:
   - Net investment income (loss)                                                    (6,563)         (5,349)         (16,177)
   - Net realized gain (loss) on investments                                        612,699          59,523          200,482
   - Net change in unrealized appreciation or depreciation on investments         1,106,326         360,395          620,292
                                                                             ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                1,712,462         414,569          804,597
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                             488,803       1,019,441          196,431
   - Contract withdrawals & transfers to annuity reserves                        (1,085,086)       (371,309)        (499,771)
   - Contract transfers                                                             277,163         354,660          397,053
                                                                             ---------------  --------------  ---------------
                                                                                   (319,120)      1,002,792           93,713
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --              --               --
   - Annuity Payments                                                               (18,105)             --           (6,900)
   - Receipt (reimbursement) of mortality guarantee adjustment                         (191)             --             (953)
                                                                             ---------------  --------------  ---------------
                                                                                    (18,296)             --           (7,853)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (337,416)      1,002,792           85,860
                                                                             ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           1,375,046       1,417,361          890,457
                                                                             ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                  13,106,644       4,106,089        6,321,743
Changes From Operations:
   - Net investment income (loss)                                                 2,754,658         281,109           38,422
   - Net realized gain (loss) on investments                                      1,219,206         167,044          866,219
   - Net change in unrealized appreciation or depreciation on investments        33,858,760       5,183,491        7,794,711
                                                                             ---------------  --------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               37,832,624       5,631,644        8,699,352
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,352,552       4,472,006          857,161
   - Contract withdrawals & transfers to annuity reserves                       (22,641,393)     (3,306,789)      (4,096,296)
   - Contract transfers                                                         309,258,283      37,710,239       41,624,956
                                                                             ---------------  --------------  ---------------
                                                                                292,969,442      38,875,456       38,385,821
   Annuity Reserves:
   - Annuity Payments                                                              (257,015)           (400)          (8,288)
   - Receipt (reimbursement) of mortality guarantee adjustment                       10,763              18              249
                                                                             ---------------  --------------  ---------------
                                                                                   (246,252)           (382)          (8,039)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            292,723,190      38,875,074       38,377,782
                                                                             ---------------  --------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         330,555,814      44,506,718       47,077,134
                                                                             ---------------  --------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  343,662,458   $  48,612,807    $  53,398,877
                                                                             ===============  ==============  ===============



                                                                              LVIP SSGA      LVIP SSGA      LVIP T. ROWE
                                                                              SMALL-CAP      SMALL-MID      PRICE GROWTH
                                                                              INDEX          CAP 200        STOCK
                                                                              SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                   $   2,551,718    $  588,073     $  502,505
Changes From Operations:
   - Net investment income (loss)                                                  (17,680)        6,690         (6,423)
   - Net realized gain (loss) on investments                                       104,497        59,190         22,747
   - Net change in unrealized appreciation or depreciation on investments          278,316        (2,568)        68,164
                                                                             --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 365,133        63,312         84,488
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            290,699         2,653          5,374
   - Contract withdrawals & transfers to annuity reserves                         (209,605)      (15,318)        (7,813)
   - Contract transfers                                                           (135,024)      (56,750)        67,857
                                                                             --------------  -------------  -------------
                                                                                   (53,930)      (69,415)        65,418
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                             --            --             --
   - Annuity Payments                                                                   --        (1,028)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --            (3)            --
                                                                             --------------  -------------  -------------
                                                                                        --        (1,031)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (53,930)      (70,446)        65,418
                                                                             --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            311,203        (7,134)       149,906
                                                                             --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                  2,862,921       580,939        652,411
Changes From Operations:
   - Net investment income (loss)                                                  (26,201)        8,781         (6,586)
   - Net realized gain (loss) on investments                                       286,187        77,286         57,173
   - Net change in unrealized appreciation or depreciation on investments        1,953,634        97,052        147,346
                                                                             --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               2,213,620       183,119        197,933
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                            779,018         4,656          7,784
   - Contract withdrawals & transfers to annuity reserves                         (868,883)      (16,411)       (25,993)
   - Contract transfers                                                          7,335,765       (32,057)      (159,098)
                                                                             --------------  -------------  -------------
                                                                                 7,245,900       (43,812)      (177,307)
   Annuity Reserves:
   - Annuity Payments                                                                   --        (1,447)            --
   - Receipt (reimbursement) of mortality guarantee adjustment                          --            35             --
                                                                             --------------  -------------  -------------
                                                                                        --        (1,412)            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             7,245,900       (45,224)      (177,307)
                                                                             --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          9,459,520       137,895         20,626
                                                                             --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $  12,322,441    $  718,834     $  673,037
                                                                             ==============  =============  =============


                                                                             LVIP T. ROWE      LVIP T. ROWE
                                                                             PRICE STRUCTURED  PRICE STRUCTURED
                                                                             MID-CAP           MID-CAP           LVIP TEMPLETON
                                                                             GROWTH            GROWTH            GROWTH RPM
                                                                             STANDARD CLASS    SERVICE CLASS     SERVICE CLASS
                                                                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                   $  142,177,247     $  5,574,005       $   298,021
Changes From Operations:
   - Net investment income (loss)                                                (1,510,039)         (63,912)            1,847
   - Net realized gain (loss) on investments                                      6,320,961          374,068             1,528
   - Net change in unrealized appreciation or depreciation on investments        16,141,846          534,748            54,983
                                                                             ----------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               20,952,768          844,904            58,358
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           4,208,288        1,304,988               600
   - Contract withdrawals & transfers to annuity reserves                       (17,074,614)        (954,213)           (8,031)
   - Contract transfers                                                          (5,299,825)          39,094            (6,844)
                                                                             ----------------  ----------------  ---------------
                                                                                (18,166,151)         389,869           (14,275)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                         (12,501)              --                --
   - Annuity Payments                                                               (54,450)              --                --
   - Receipt (reimbursement) of mortality guarantee adjustment                          290               --                --
                                                                             ----------------  ----------------  ---------------
                                                                                    (66,661)              --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (18,232,812)         389,869           (14,275)
                                                                             ----------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           2,719,956        1,234,773            44,083
                                                                             ----------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                 144,897,203        6,808,778           342,104
Changes From Operations:
   - Net investment income (loss)                                                (1,631,458)         (84,109)             (925)
   - Net realized gain (loss) on investments                                      5,816,863          267,596            29,998
   - Net change in unrealized appreciation or depreciation on investments        42,428,866        2,193,712            16,845
                                                                             ----------------  ----------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               46,614,271        2,377,199            45,918
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           3,944,913        1,393,802            15,612
   - Contract withdrawals & transfers to annuity reserves                       (16,264,653)        (774,554)          (43,208)
   - Contract transfers                                                            (348,305)         478,886          (107,462)
                                                                             ----------------  ----------------  ---------------
                                                                                (12,668,045)       1,098,134          (135,058)
   Annuity Reserves:
   - Annuity Payments                                                               (36,728)              --                --
   - Receipt (reimbursement) of mortality guarantee adjustment                        4,015               --                --
                                                                             ----------------  ----------------  ---------------
                                                                                    (32,713)              --                --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (12,700,758)       1,098,134          (135,058)
                                                                             ----------------  ----------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          33,913,513        3,475,333           (89,140)
                                                                             ----------------  ----------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                              $  178,810,716     $ 10,284,111       $   252,964
                                                                             ================  ================  ===============


                                                                                                             LVIP
                                                                             LVIP UBS         LVIP UBS       VANGUARD
                                                                             LARGE CAP        LARGE CAP      DOMESTIC
                                                                             GROWTH RPM       GROWTH RPM     EQUITY ETF
                                                                             STANDARD CLASS   SERVICE CLASS  SERVICE CLASS
                                                                             SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                   $  242,129,354   $  1,488,624   $    655,060
Changes From Operations:
   - Net investment income (loss)                                                (2,577,053)       (17,628)        11,774
   - Net realized gain (loss) on investments                                      3,152,492         24,972         33,035
   - Net change in unrealized appreciation or depreciation on investments        35,415,960        214,076        129,621
                                                                             ---------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               35,991,399        221,420        174,430
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           6,078,572        360,479        344,428
   - Contract withdrawals & transfers to annuity reserves                       (28,949,906)      (221,439)      (212,628)
   - Contract transfers                                                          (8,177,565)        58,782      1,580,937
                                                                             ---------------  -------------  -------------
                                                                                (31,048,899)       197,822      1,712,737
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                          39,802             --             --
   - Annuity Payments                                                              (172,999)            --           (230)
   - Receipt (reimbursement) of mortality guarantee adjustment                        7,010             --             (6)
                                                                             ---------------  -------------  -------------
                                                                                   (126,187)            --           (236)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (31,175,086)       197,822      1,712,501
                                                                             ---------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           4,816,313        419,242      1,886,931
                                                                             ---------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                                 246,945,667      1,907,866      2,541,991
Changes From Operations:
   - Net investment income (loss)                                                (2,564,121)       (21,021)         9,267
   - Net realized gain (loss) on investments                                      6,404,761         76,365        109,601
   - Net change in unrealized appreciation or depreciation on investments        52,029,347        400,356        911,876
                                                                             ---------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                               55,869,987        455,700      1,030,744
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           5,137,750        364,322        685,434
   - Contract withdrawals & transfers to annuity reserves                       (24,844,754)      (292,705)      (287,340)
   - Contract transfers                                                          (8,538,620)       (83,700)     2,162,416
                                                                             ---------------  -------------  -------------
                                                                                (28,245,624)       (12,083)     2,560,510
   Annuity Reserves:
   - Annuity Payments                                                              (109,810)            --           (837)
   - Receipt (reimbursement) of mortality guarantee adjustment                      (31,157)            --              1
                                                                             ---------------  -------------  -------------
                                                                                   (140,967)            --           (836)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (28,386,591)       (12,083)     2,559,674
                                                                             ---------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          27,483,396        443,617      3,590,418
                                                                             ---------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                              $  274,429,063   $  2,351,483   $  6,132,409
                                                                             ===============  =============  =============


                                                                             LVIP
                                                                             VANGUARD
                                                                             INTERNATIONAL
                                                                             EQUITY ETF
                                                                             SERVICE CLASS
                                                                             SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                   $    521,993
Changes From Operations:
   - Net investment income (loss)                                                  54,113
   - Net realized gain (loss) on investments                                       (3,678)
   - Net change in unrealized appreciation or depreciation on investments         121,363
                                                                             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                171,798
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           190,963
   - Contract withdrawals & transfers to annuity reserves                        (132,761)
   - Contract transfers                                                         1,184,566
                                                                             -------------
                                                                                1,242,768
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                            --
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustment                         --
                                                                             -------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            1,242,768
                                                                             -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,414,566
                                                                             -------------
NET ASSETS AT DECEMBER 31, 2012                                                 1,936,559
Changes From Operations:
   - Net investment income (loss)                                                  37,497
   - Net realized gain (loss) on investments                                       58,016
   - Net change in unrealized appreciation or depreciation on investments         257,892
                                                                             -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                353,405
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           467,772
   - Contract withdrawals & transfers to annuity reserves                        (293,882)
   - Contract transfers                                                         1,193,312
                                                                             -------------
                                                                                1,367,202
   Annuity Reserves:
   - Annuity Payments                                                                  --
   - Receipt (reimbursement) of mortality guarantee adjustment                         --
                                                                             -------------
                                                                                       --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            1,367,202
                                                                             -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         1,720,607
                                                                             -------------
NET ASSETS AT DECEMBER 31, 2013                                              $  3,657,166
                                                                             =============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

YEARS ENDED DECEMBER 31, 2012 AND 2013





                                                                              MFS VIT        MFS VIT         MFS VIT
                                                                              CORE EQUITY    TOTAL RETURN    UTILITIES
                                                                              INITIAL CLASS  INITIAL CLASS   INITIAL CLASS
                                                                              SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $   7,972     $  1,633,681   $  171,274,491
Changes From Operations:
   - Net investment income (loss)                                                    (19)          28,174        9,551,222
   - Net realized gain (loss) on investments                                          67            9,082        1,968,608
   - Net change in unrealized appreciation or depreciation on investments          1,136          124,846        8,121,608
                                                                              -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 1,184          162,102       19,641,438
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --           18,066        5,223,095
   - Contract withdrawals & transfers to annuity reserves                           (324)        (109,864)     (17,966,171)
   - Contract transfers                                                               --           10,748      (12,181,641)
                                                                              -------------  -------------  ---------------
                                                                                    (324)         (81,050)     (24,924,717)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           --               --           (7,144)
   - Annuity Payments                                                                 --          (18,113)        (181,751)
   - Receipt (reimbursement) of mortality guarantee adjustment                        --            3,223          (27,157)
                                                                              -------------  -------------  ---------------
                                                                                      --          (14,890)        (216,052)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (324)         (95,940)     (25,140,769)
                                                                              -------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              860           66,162       (5,499,331)
                                                                              -------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                    8,832        1,699,843      165,775,160
Changes From Operations:
   - Net investment income (loss)                                                     (1)           9,716        2,307,791
   - Net realized gain (loss) on investments                                         176           49,772        7,202,983
   - Net change in unrealized appreciation or depreciation on investments          2,698          205,162       21,198,689
                                                                              -------------  -------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                 2,873          264,650       30,709,463
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               --           36,804        4,827,134
   - Contract withdrawals & transfers to annuity reserves                           (443)        (323,378)     (17,018,347)
   - Contract transfers                                                               --          (56,902)      (5,309,520)
                                                                              -------------  -------------  ---------------
                                                                                    (443)        (343,476)     (17,500,733)
   Annuity Reserves:
   - Annuity Payments                                                                 --          (20,003)        (253,095)
   - Receipt (reimbursement) of mortality guarantee adjustment                        --            4,145           16,931
                                                                              -------------  -------------  ---------------
                                                                                      --          (15,858)        (236,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                (443)        (359,334)     (17,736,897)
                                                                              -------------  -------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            2,430          (94,684)      12,972,566
                                                                              -------------  -------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                                $  11,262     $  1,605,159   $  178,747,726
                                                                              =============  =============  ===============



                                                                                              NB AMT         NB AMT
                                                                               MFS VIT        LARGE CAP      MID CAP
                                                                               UTILITIES      VALUE I        GROWTH I
                                                                               SERVICE CLASS  CLASS          CLASS
                                                                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  26,172,207   $   55,370   $   112,166,765
Changes From Operations:
   - Net investment income (loss)                                                 1,554,049          (64)       (1,160,542)
   - Net realized gain (loss) on investments                                        127,823       (2,621)        4,174,763
   - Net change in unrealized appreciation or depreciation on investments         1,566,574       11,390         9,358,814
                                                                              --------------  -----------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                3,248,446        8,705        12,373,035
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           4,211,469          121         4,509,526
   - Contract withdrawals & transfers to annuity reserves                        (3,198,709)     (38,035)      (13,185,294)
   - Contract transfers                                                            (417,400)          --        (7,654,267)
                                                                              --------------  -----------  ----------------
                                                                                    595,360      (37,914)      (16,330,035)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                              --           --                --
   - Annuity Payments                                                                    --           --           (29,762)
   - Receipt (reimbursement) of mortality guarantee adjustment                           --           --             1,518
                                                                              --------------  -----------  ----------------
                                                                                         --           --           (28,244)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                                595,360      (37,914)      (16,358,279)
                                                                              --------------  -----------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           3,843,806      (29,209)       (3,985,244)
                                                                              --------------  -----------  ----------------
NET ASSETS AT DECEMBER 31, 2012                                                  30,016,013       26,161       108,181,521
Changes From Operations:
   - Net investment income (loss)                                                   372,492          198          (425,983)
   - Net realized gain (loss) on investments                                      1,017,877        2,749        41,560,079
   - Net change in unrealized appreciation or depreciation on investments         4,272,630        4,213       (25,912,912)
                                                                              --------------  -----------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                5,662,999        7,160        15,221,184
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           3,976,310          120         1,618,597
   - Contract withdrawals & transfers to annuity reserves                        (3,777,675)     (19,197)       (4,689,293)
   - Contract transfers                                                            (577,515)          78      (120,240,930)
                                                                              --------------  -----------  ----------------
                                                                                   (378,880)     (18,999)     (123,311,626)
   Annuity Reserves:
   - Annuity Payments                                                                    --           --           (11,518)
   - Receipt (reimbursement) of mortality guarantee adjustment                           --           --                --
                                                                              --------------  -----------  ----------------
                                                                                         --           --           (11,518)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                               (378,880)     (18,999)     (123,323,144)
                                                                              --------------  -----------  ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           5,284,119      (11,839)     (108,101,960)
                                                                              --------------  -----------  ----------------
NET ASSETS AT DECEMBER 31, 2013                                               $  35,300,132   $   14,322   $        79,561
                                                                              ==============  ===========  ================


                                                                              NB AMT       PIMCO VIT
                                                                              MID CAP      COMMODITY      PIMCO VIT
                                                                              INTRINSIC    REALRETURN     TOTAL RETURN
                                                                              VALUE I      STRATEGY       ADMINISTRATIVE
                                                                              CLASS        ADVISOR CLASS  CLASS
                                                                              SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                    $  205,845    $  132,731    $   5,620,061
Changes From Operations:
   - Net investment income (loss)                                                 (1,286)        1,732          170,031
   - Net realized gain (loss) on investments                                      46,706           213          349,656
   - Net change in unrealized appreciation or depreciation on investments        (22,191)        2,988          282,994
                                                                              -----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                23,229         4,933          802,681
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                               42            16        1,160,304
   - Contract withdrawals & transfers to annuity reserves                        (20,890)       (6,506)      (1,448,565)
   - Contract transfers                                                          (51,745)        1,884       10,711,079
                                                                              -----------  -------------  --------------
                                                                                 (72,593)       (4,606)      10,422,818
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           --            --          (21,041)
   - Annuity Payments                                                                 --        (3,813)          (3,463)
   - Receipt (reimbursement) of mortality guarantee adjustment                        --           (19)             233
                                                                              -----------  -------------  --------------
                                                                                      --        (3,832)         (24,271)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (72,593)       (8,438)      10,398,547
                                                                              -----------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (49,364)       (3,505)      11,201,228
                                                                              -----------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                  156,481       129,226       16,821,289
Changes From Operations:
   - Net investment income (loss)                                                    (13)          693          212,234
   - Net realized gain (loss) on investments                                         676        (8,880)          41,121
   - Net change in unrealized appreciation or depreciation on investments         54,297       (11,512)        (852,794)
                                                                              -----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                54,960       (19,699)        (599,439)
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              122            18        1,496,908
   - Contract withdrawals & transfers to annuity reserves                         (7,384)       (4,949)      (1,499,465)
   - Contract transfers                                                            5,307       (14,530)         431,241
                                                                              -----------  -------------  --------------
                                                                                  (1,955)      (19,461)         428,684
   Annuity Reserves:
   - Annuity Payments                                                                 --        (2,438)          (5,088)
   - Receipt (reimbursement) of mortality guarantee adjustment                        --            --              423
                                                                              -----------  -------------  --------------
                                                                                      --        (2,438)          (4,665)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (1,955)      (21,899)         424,019
                                                                              -----------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           53,005       (41,598)        (175,420)
                                                                              -----------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                               $  209,486    $   87,628    $  16,645,869
                                                                              ===========  =============  ==============


                                                                                            WELLS FARGO   WELLS FARGO  WELLS FARGO
                                                                              PUTNAM VT     ADVANTAGE     ADVANTAGE    ADVANTAGE
                                                                              GLOBAL        VT INTRINSIC  VT OMEGA     VT SMALL
                                                                              HEALTH CARE   VALUE         GROWTH       CAP GROWTH
                                                                              CLASS IB      CLASS 2       CLASS 2      CLASS 2
                                                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS JANUARY 1, 2012                                                     $  71,925     $  166,828   $  118,249    $  320,040
Changes From Operations:
   - Net investment income (loss)                                                    220             54       (1,091)       (3,519)
   - Net realized gain (loss) on investments                                       6,785         (1,039)      19,464        25,093
   - Net change in unrealized appreciation or depreciation on investments          6,764         28,983        1,884         1,224
                                                                              ------------  ------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                13,769         27,998       20,257        22,798
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              141            155           89           501
   - Contract withdrawals & transfers to annuity reserves                         (5,876)        (8,915)     (28,028)      (13,160)
   - Contract transfers                                                           (2,503)        (6,235)     (18,904)      (47,437)
                                                                              ------------  ------------  -----------  ------------
                                                                                  (8,238)       (14,995)     (46,843)      (60,096)
   Annuity Reserves:
   - Transfer from accumulation units & between subaccounts                           --             --           --            --
   - Annuity Payments                                                                 --             --           --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                        --             --           --            --
                                                                              ------------  ------------  -----------  ------------
                                                                                      --             --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (8,238)       (14,995)     (46,843)      (60,096)
                                                                              ------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                            5,531         13,003      (26,586)      (37,298)
                                                                              ------------  ------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                   77,456        179,831       91,663       282,742
Changes From Operations:
   - Net investment income (loss)                                                     44           (593)      (1,123)       (3,301)
   - Net realized gain (loss) on investments                                       7,181          2,434       11,451        33,561
   - Net change in unrealized appreciation or depreciation on investments         19,937         48,575       24,958        82,413
                                                                              ------------  ------------  -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                                27,162         50,416       35,286       112,673
Changes From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                              141         15,264           65           568
   - Contract withdrawals & transfers to annuity reserves                        (20,836)        (6,543)      (4,067)      (10,832)
   - Contract transfers                                                            7,000        (11,256)       2,296       (72,034)
                                                                              ------------  ------------  -----------  ------------
                                                                                 (13,695)        (2,535)      (1,706)      (82,298)
   Annuity Reserves:
   - Annuity Payments                                                                 --             --           --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                        --             --           --            --
                                                                              ------------  ------------  -----------  ------------
                                                                                      --             --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                             (13,695)        (2,535)      (1,706)      (82,298)
                                                                              ------------  ------------  -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           13,467         47,881       33,580        30,375
                                                                              ------------  ------------  -----------  ------------
NET ASSETS AT DECEMBER 31, 2013                                                $  90,923     $  227,712   $  125,243    $  313,117
                                                                              ============  ============  ===========  ============



See accompanying notes.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln National Variable Annuity Account C (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on December 21, 1981, are part of the operations of the Company. The Variable Account consists of four products as follows:

-   Multi-Fund    -   Multi-Fund Select
-   Multi-Fund 5  -   eAnnuity

The eAnnuity product is an annuity contract that is sold through the internet.

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Accounts are divided into variable subaccounts, each of which may be invested in shares of one of one hundred forty-one mutual funds (the Funds) of seventeen diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
   ABVPSF Global Thematic Growth Class B Portfolio
   ABVPSF Growth and Income Class B Portfolio
   ABVPSF International Value Class B Portfolio
   ABVPSF Small/Mid Cap Value Class A Portfolio
American Century Variable Portfolios, Inc. (American Century VP):
   American Century VP Inflation Protection Class I Fund
   American Century VP Inflation Protection Class II Fund
   American Century VP International Class I Fund
American Funds Insurance Series (American Funds):
   American Funds Global Growth Class 2 Fund
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 2 Fund
   American Funds International Class 2 Fund
BlackRock Variable Series Funds, Inc. (BlackRock):
   BlackRock Global Allocation V.I. Class I Fund
   BlackRock Global Allocation V.I. Class III Fund
Delaware VIP Trust (Delaware VIP):
   Delaware VIP Diversified Income Standard Class Series
   Delaware VIP Diversified Income Service Class Series
   Delaware VIP Emerging Markets Service Class Series
   Delaware VIP High Yield Standard Class Series
   Delaware VIP High Yield Service Class Series
   Delaware VIP Limited-Term Diversified Income Service Class Series Delaware VIP REIT Standard Class Series
   Delaware VIP REIT Service Class Series
   Delaware VIP Small Cap Value Service Class Series
   Delaware VIP Smid Cap Growth Standard Class Series
   Delaware VIP Smid Cap Growth Service Class Series
   Delaware VIP U.S. Growth Service Class Series
   Delaware VIP Value Standard Class Series
   Delaware VIP Value Service Class Series
DWS Variable Series II (DWS):
   DWS Alternative Asset Allocation VIP Class A Portfolio
   DWS Alternative Asset Allocation VIP Class B Portfolio
DWS Investments VIT Funds (DWS):
   DWS Equity 500 Index VIP Class A Portfolio
   DWS Equity 500 Index VIP Class B Portfolio**
   DWS Small Cap Index VIP Class A Portfolio
   DWS Small Cap Index VIP Class B Portfolio
Fidelity Variable Insurance Products Fund (Fidelity VIP):
   Fidelity VIP Contrafund Service Class Portfolio
   Fidelity VIP Contrafund Service Class 2 Portfolio
   Fidelity VIP Growth Service Class Portfolio
   Fidelity VIP Growth Service Class 2 Portfolio
   Fidelity VIP Mid Cap Service Class 2 Portfolio
Franklin Templeton Variable Insurance Products Trust (FTVIPT):
   FTVIPT Franklin Income Securities Class 2 Fund
   FTVIPT Mutual Shares Securities Class 2 Fund
   FTVIPT Templeton Global Bond Securities Class 2 Fund
Invesco Variable Insurance Funds (Invesco V.I.):
   Invesco V.I. Core Equity Series I Fund
   Invesco V.I. International Growth Series I Fund
Janus Aspen Series:
   Janus Aspen Global Research Institutional Class Portfolio
Lincoln National Variable Insurance Products Trust (LVIP)*:
   LVIP American Global Growth Service Class II Fund**
   LVIP American Growth Service Class II Fund**
   LVIP Baron Growth Opportunities Service Class Fund
   LVIP BlackRock Equity Dividend RPM Standard Class Fund
   LVIP BlackRock Equity Dividend RPM Service Class Fund

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)

   LVIP BlackRock Global Allocation V.I. RPM Service Class Fund**
   LVIP BlackRock Inflation Protected Bond Standard Class Fund
   LVIP BlackRock Inflation Protected Bond Service Class Fund
   LVIP Capital Growth Service Class Fund
   LVIP Clarion Global Real Estate Standard Class Fund
   LVIP Clarion Global Real Estate Service Class Fund
   LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
   LVIP Delaware Bond Standard Class Fund
   LVIP Delaware Bond Service Class Fund
   LVIP Delaware Diversified Floating Rate Service Class Fund
   LVIP Delaware Foundation Aggressive Allocation Standard Class Fund LVIP Delaware Foundation Aggressive Allocation Service Class Fund LVIP Delaware Foundation Conservative Allocation Standard Class Fund LVIP Delaware Foundation Conservative Allocation Service Class Fund LVIP Delaware Foundation Moderate Allocation Standard Class Fund LVIP Delaware Foundation Moderate Allocation Service Class Fund
   LVIP Delaware Growth and Income Standard Class Fund
   LVIP Delaware Growth and Income Service Class Fund
   LVIP Delaware Social Awareness Standard Class Fund
   LVIP Delaware Social Awareness Service Class Fund
   LVIP Delaware Special Opportunities Standard Class Fund
   LVIP Delaware Special Opportunities Service Class Fund
   LVIP Dimensional Non-U.S. Equity RPM Service Class Fund**
   LVIP Dimensional U.S. Equity RPM Service Class Fund**
   LVIP Dimensional/Vanguard Total Bond Service Class Fund**
   LVIP Global Income Standard Class Fund
   LVIP Global Income Service Class Fund
   LVIP JPMorgan Mid Cap Value RPM Service Class Fund
   LVIP Managed Risk Profile 2010 Standard Class Fund
   LVIP Managed Risk Profile 2010 Service Class Fund
   LVIP Managed Risk Profile 2020 Standard Class Fund
   LVIP Managed Risk Profile 2020 Service Class Fund
   LVIP Managed Risk Profile 2030 Standard Class Fund
   LVIP Managed Risk Profile 2030 Service Class Fund
   LVIP Managed Risk Profile 2040 Standard Class Fund
   LVIP Managed Risk Profile 2040 Service Class Fund
   LVIP Managed Risk Profile 2050 Standard Class Fund
   LVIP Managed Risk Profile 2050 Service Class Fund
   LVIP Managed Risk Profile Conservative Standard Class Fund
   LVIP Managed Risk Profile Conservative Service Class Fund
   LVIP Managed Risk Profile Growth Standard Class Fund
   LVIP Managed Risk Profile Growth Service Class Fund
   LVIP Managed Risk Profile Moderate Standard Class Fund
   LVIP Managed Risk Profile Moderate Service Class Fund
   LVIP MFS International Growth Service Class Fund
   LVIP MFS International Growth RPM Service Class Fund**
   LVIP MFS Value Service Class Fund
   LVIP Mid-Cap Value Service Class Fund
   LVIP Mondrian International Value Standard Class Fund
   LVIP Mondrian International Value Service Class Fund
   LVIP Money Market Standard Class Fund
   LVIP Money Market Service Class Fund
   LVIP SSgA Bond Index Standard Class Fund
   LVIP SSgA Bond Index Service Class Fund
   LVIP SSgA Developed International 150 Service Class Fund
   LVIP SSgA Emerging Markets 100 Standard Class Fund
   LVIP SSgA Emerging Markets 100 Service Class Fund
   LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
   LVIP SSgA Global Tactical Allocation RPM Service Class Fund
   LVIP SSgA International Index Standard Class Fund
   LVIP SSgA International Index Service Class Fund
   LVIP SSgA Large Cap 100 Service Class Fund
   LVIP SSgA Large Cap RPM Service Class Fund**
   LVIP SSgA Moderate Index Allocation Service Class Fund**
   LVIP SSgA S&P 500 Index Standard Class Fund
   LVIP SSgA S&P 500 Index Service Class Fund
   LVIP SSgA Small-Cap Index Standard Class Fund
   LVIP SSgA Small-Cap Index Service Class Fund
   LVIP SSgA Small-Cap RPM Service Class Fund**
   LVIP SSgA Small-Mid Cap 200 Service Class Fund
   LVIP T. Rowe Price Growth Stock Service Class Fund
   LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class Fund LVIP T. Rowe Price Structured Mid-Cap Growth Service Class Fund
   LVIP Templeton Growth RPM Service Class Fund
   LVIP UBS Large Cap Growth RPM Standard Class Fund
   LVIP UBS Large Cap Growth RPM Service Class Fund
   LVIP Vanguard Domestic Equity ETF Service Class Fund
   LVIP Vanguard International Equity ETF Service Class Fund
   LVIP VIP Contrafund RPM Service Class Fund**

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)

MFS Variable Insurance Trust (MFS VIT):
   MFS VIT Core Equity Initial Class Series
   MFS VIT Total Return Initial Class Series
   MFS VIT Utilities Initial Class Series
   MFS VIT Utilities Service Class Series
Neuberger Berman Advisors Management Trust (NB AMT):
   NB AMT Large Cap Value I Class Portfolio
   NB AMT Mid Cap Growth I Class Portfolio
   NB AMT Mid Cap Intrinsic Value I Class Portfolio
PIMCO Variable Insurance Trust (PIMCO VIT):
   PIMCO VIT CommodityRealReturn Strategy Advisor Class Portfolio
   PIMCO VIT Total Return Administrative Class Portfolio
Putnam Variable Trust (Putnam VT):
   Putnam VT Global Health Care Class IB Fund
Wells Fargo Variable Trust (Wells Fargo Advantage VT):
   Wells Fargo Advantage VT Intrinsic Value Class 2 Fund
   Wells Fargo Advantage VT Omega Growth Class 2 Fund
   Wells Fargo Advantage VT Small Cap Growth Class 2 Fund

*  Denotes an affiliate of the Company
** Available funds with no money invested at December 31, 2013

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

INVESTMENT FUND CHANGES: During 2012, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012:

LVIP American Global Growth Service Class II Fund                         LVIP BlackRock Inflation Protected Bond Service Class Fund
LVIP American Growth Service Class II Fund                                LVIP SSgA Moderate Index Allocation Service Class Fund
LVIP BlackRock Inflation Protected Bond Standard Class Fund

Also during 2012, the following funds changed their names:


PREVIOUS FUND NAME                                                  NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
DWS Alternative Asset Allocation Plus VIP Class A Portfolio         DWS Alternative Asset Allocation VIP Class A Portfolio
DWS Alternative Asset Allocation Plus VIP Class B Portfolio         DWS Alternative Asset Allocation VIP Class B Portfolio
LVIP Wells Fargo Intrinsic Value Standard Class Fund                LVIP BlackRock Equity Dividend RPM Standard Class Fund
LVIP Wells Fargo Intrinsic Value Service Class Fund                 LVIP BlackRock Equity Dividend RPM Service Class Fund
LVIP Cohen & Steers Global Real Estate Standard Class Fund          LVIP Clarion Global Real Estate Standard Class Fund
LVIP Cohen & Steers Global Real Estate Service Class Fund           LVIP Clarion Global Real Estate Service Class Fund
LVIP Turner Mid-Cap Growth Service Class Fund                       LVIP Columbia Small-Mid Cap Growth RPM Service Class Fund
LVIP Columbia Value Opportunities Service Class Fund                LVIP JPMorgan Mid Cap Value RPM Service Class Fund
LVIP SSgA Global Tactical Allocation Standard Class Fund            LVIP SSgA Global Tactical Allocation RPM Standard Class Fund
LVIP SSgA Global Tactical Allocation Service Class Fund             LVIP SSgA Global Tactical Allocation RPM Service Class Fund
LVIP Templeton Growth Service Class Fund                            LVIP Templeton Growth RPM Service Class Fund
LVIP Janus Capital Appreciation Standard Class Fund                 LVIP UBS Large Cap Growth RPM Standard Class Fund
LVIP Janus Capital Appreciation Service Class Fund                  LVIP UBS Large Cap Growth RPM Service Class Fund
NB AMT Partners I Class Portfolio                                   NB AMT Large Cap Value I Class Portfolio
NB AMT Regency I Class Portfolio                                    NB AMT Mid Cap Intrinsic Value I Class Portfolio

During 2013, the following funds became available as investment options for account contract owners.

LVIP BlackRock Global Allocation V.I. RPM Service Class Fund              LVIP MFS International Growth RPM Service Class Fund
LVIP Dimensional Non-U.S. Equity RPM Service Class Fund                   LVIP SSgA Large Cap RPM Service Class Fund
LVIP Dimensional U.S. Equity RPM Service Class Fund                       LVIP SSgA Small-Cap RPM Service Class Fund
LVIP Dimensional/Vanguard Total Bond Service Class Fund                   LVIP VIP Contrafund RPM Service Class Fund

During 2013, the following funds changed their names:


PREVIOUS FUND NAME                                                    NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Worldwide Institutional Class Portfolio            Janus Aspen Global Research Institutional Class Portfolio
LVIP Protected Profile 2010 Standard Class Fund                       LVIP Managed Risk Profile 2010 Standard Class Fund
LVIP Protected Profile 2010 Service Class Fund                        LVIP Managed Risk Profile 2010 Service Class Fund
LVIP Protected Profile 2020 Standard Class Fund                       LVIP Managed Risk Profile 2020 Standard Class Fund
LVIP Protected Profile 2020 Service Class Fund                        LVIP Managed Risk Profile 2020 Service Class Fund
LVIP Protected Profile 2030 Standard Class Fund                       LVIP Managed Risk Profile 2030 Standard Class Fund
LVIP Protected Profile 2030 Service Class Fund                        LVIP Managed Risk Profile 2030 Service Class Fund
LVIP Protected Profile 2040 Standard Class Fund                       LVIP Managed Risk Profile 2040 Standard Class Fund
LVIP Protected Profile 2040 Service Class Fund                        LVIP Managed Risk Profile 2040 Service Class Fund
LVIP Protected Profile 2050 Standard Class Fund                       LVIP Managed Risk Profile 2050 Standard Class Fund
LVIP Protected Profile 2050 Service Class Fund                        LVIP Managed Risk Profile 2050 Service Class Fund
LVIP Protected Profile Conservative Standard Class Fund               LVIP Managed Risk Profile Conservative Standard Class Fund
LVIP Protected Profile Conservative Service Class Fund                LVIP Managed Risk Profile Conservative Service Class Fund
LVIP Protected Profile Growth Standard Class Fund                     LVIP Managed Risk Profile Growth Standard Class Fund
LVIP Protected Profile Growth Service Class Fund                      LVIP Managed Risk Profile Growth Service Class Fund
LVIP Protected Profile Moderate Standard Class Fund                   LVIP Managed Risk Profile Moderate Standard Class Fund
LVIP Protected Profile Moderate Service Class Fund                    LVIP Managed Risk Profile Moderate Service Class Fund

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The range of rates are as follows for the four contract types within the Variable Account:

- Multi-Fund(R) at a daily rate of .00260822% to .00685479% (.952% to 2.502% on an annual basis).
- Multi-Fund(R) 5 at a daily rate of .00178082% to .00753425% (.65% to 2.75% on an annual basis).
- Multi-Fund(R) Select at a daily rate of .00274521% (1.002% on an annual basis).
- eAnnuity at a daily rate of .00150685% (.55% on an annual basis).

In addition, $6,187,700 and $6,720,920 was retained by the Company from the proceeds of the sales of annuity contracts for contract charges and surrender charges during 2013 and 2012, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.




3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2013, follows:


                                                               MINIMUM    MAXIMUM    MINIMUM   MAXIMUM
                                              COMMENCEMENT     FEE        FEE        UNIT      UNIT        UNITS
SUBACCOUNT                             YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)    OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
                                        2013                     1.000%     2.152%     $ 0.58    $ 18.67   31,693,232
                                        2012                     1.000%     2.152%       0.48      15.47   38,222,171
                                        2011                     1.000%     2.152%       0.43      13.91   43,535,325
                                        2010                     1.000%     2.152%       0.57      18.49   52,000,917
                                        2009                     1.000%     2.152%       0.48      15.87   67,029,916
ABVPSF GROWTH AND INCOME CLASS B
                                        2013                     1.002%     1.002%      17.59      17.59           29
                                        2012                     1.002%     1.952%      12.32      15.48    2,473,424
                                        2011                     1.002%     1.952%      10.70      11.37    2,647,384
                                        2010                     1.002%     1.802%      10.62      10.83    2,842,432
                                        2009                     1.002%     1.302%       9.54       9.70    3,131,247
ABVPSF INTERNATIONAL VALUE CLASS B
                                        2013                     1.000%     1.800%       8.14       8.65       19,094
                                        2012                     1.000%     1.800%       6.75       7.12       24,925
                                        2011                     1.000%     1.800%       6.02       6.30       29,585
                                        2010                     1.000%     1.800%       7.61       7.90       28,345
                                        2009                     1.000%     1.950%       7.39       7.65       26,448
ABVPSF SMALL/MID CAP VALUE CLASS A
                                        2013                     1.000%     2.150%      29.50      34.89       29,637
                                        2012                     1.000%     2.600%      21.74      25.73       38,896
                                        2011                     1.000%     2.600%      18.26      22.06       43,838
                                        2010                     1.000%     2.600%      20.33      24.52       44,768
                                        2009                     1.000%     1.950%      16.33      17.64       45,977
AMERICAN CENTURY VP INFLATION PROTECTION CLASS I
                                        2013                     1.002%     1.002%      11.89      11.89        1,863
                                        2012                     1.002%     2.302%      12.55      13.08    2,631,982
                                        2011                     1.002%     2.152%      11.92      12.29    2,691,287
                                        2010                     1.002%     2.152%      10.87      11.07    1,437,665
                                        2009         5/19/09     1.002%     2.152%      10.54      10.61      687,742
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
                                        2013                     1.000%     2.600%      11.26      13.52      669,215
                                        2012                     1.000%     2.600%      12.54      14.92    1,172,195
                                        2011                     1.000%     2.600%      12.20      14.03      987,228
                                        2010                     1.000%     2.600%      11.03      12.68      830,859
                                        2009                     1.000%     2.600%      11.14      12.19      590,055


                                                          MINIMUM    MAXIMUM    INVESTMENT
                                                          TOTAL      TOTAL      INCOME
SUBACCOUNT                                    NET ASSETS  RETURN(4)  RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF GLOBAL THEMATIC GROWTH CLASS B
                                       $     22,557,448     20.31%     21.70%      0.02%
                                             22,112,090     10.83%     12.11%      0.00%
                                             21,896,209    -25.04%    -24.17%      0.34%
                                             33,715,620     16.06%     17.40%      1.99%
                                             36,195,590     50.41%     51.62%      0.00%
ABVPSF GROWTH AND INCOME CLASS B
                                                    518     33.25%     33.26%      2.84%
                                             32,646,707     14.98%     16.08%      1.35%
                                             30,102,862      4.18%      5.01%      1.08%
                                             30,776,000     11.34%     11.67%      0.00%
                                             30,359,283     18.79%     19.15%      3.58%
ABVPSF INTERNATIONAL VALUE CLASS B
                                                163,763     20.54%     21.51%      5.69%
                                                175,436     12.16%     13.06%      1.28%
                                                185,334    -20.88%    -20.24%      3.87%
                                                221,965      2.45%      3.26%      2.74%
                                                201,216     31.76%     33.02%      1.05%
ABVPSF SMALL/MID CAP VALUE CLASS A
                                                947,487     35.13%     36.69%      0.57%
                                                911,574     15.70%     17.57%      0.56%
                                                875,155    -10.74%     -9.30%      0.48%
                                                980,981     24.46%     25.65%      0.46%
                                                800,503     40.09%     41.43%      1.10%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS I
                                                 22,145     -9.15%     -9.15%      1.29%
                                             34,415,565      5.26%      6.48%      2.65%
                                             33,059,487      9.71%     10.98%      4.20%
                                             15,914,894      3.13%      4.31%      1.74%
                                              7,299,190      0.74%      6.02%      1.97%
AMERICAN CENTURY VP INFLATION PROTECTION CLASS II
                                              8,860,824    -10.83%     -9.39%      1.57%
                                             16,398,265      4.63%      6.32%      2.47%
                                             13,115,465      8.88%     10.63%      4.05%
                                             10,163,897      2.40%      4.05%      1.63%
                                              7,026,663      7.41%      9.14%      1.91%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                      MINIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT         UNITS                           TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL CLASS I
             2013                     0.550%     0.550%     $ 1.76    $  1.76        12,451   $         21,884     21.74%
             2012                     0.550%     0.550%       1.44       1.44        18,850             27,215     20.50%
             2011                     0.550%     0.550%       1.20       1.20        32,293             38,693    -12.53%
             2010                     0.550%     0.550%       1.37       1.37        17,055             23,362     12.67%
             2009                     0.550%     0.550%       1.22       1.22        22,389             27,218     33.03%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
             2013                     1.000%     2.600%      19.00      23.05     4,862,814        111,925,446     25.86%
             2012                     1.000%     2.600%      15.00      18.02     5,011,527         90,210,257     19.42%
             2011                     1.000%     2.600%      13.15      14.85     5,404,677         80,188,017    -11.23%
             2010                     1.000%     2.600%      14.81      16.46     5,823,272         95,794,172      8.88%
             2009                     1.000%     2.600%      13.61      14.88     6,375,604         94,827,191     38.65%
AMERICAN FUNDS GROWTH CLASS 2
             2013                     1.000%     2.600%       1.56      26.27   349,888,226        687,386,342     26.76%
             2012                     1.000%     2.600%       1.22      20.56   386,664,827        583,238,426     14.87%
             2011                     1.000%     2.600%       1.05      17.76   439,216,610        559,577,244     -6.74%
             2010                     1.000%     2.600%       1.11      18.89   493,304,608        650,467,064     15.64%
             2009                     1.000%     2.600%       0.94      16.20   545,943,392        600,119,250     35.83%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
             2013                     1.000%     2.600%      16.10      23.37    14,554,235        263,346,817     30.08%
             2012                     1.000%     2.600%      12.32      17.82    15,184,738        207,959,520     14.47%
             2011                     1.000%     2.600%      10.71      15.45    16,252,084        191,483,323     -4.35%
             2010                     1.000%     2.600%      11.15      16.02    17,624,631        213,796,579      8.57%
             2009                     1.000%     2.600%      10.23      14.64    18,122,702        199,162,564     28.32%
AMERICAN FUNDS INTERNATIONAL CLASS 2
             2013                     1.000%     2.600%       1.51      27.32   136,571,306        275,415,612     18.51%
             2012                     1.000%     2.600%       1.26      22.87   149,814,861        247,593,189     14.88%
             2011                     1.000%     2.600%       1.08      19.75   170,509,033        236,231,377    -16.18%
             2010                     1.000%     2.600%       1.28      23.37   192,712,055        304,105,987      4.48%
             2009                     1.000%     2.600%       1.21      22.19   215,174,130        310,460,495     39.89%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
             2013                     1.002%     2.302%      14.16      15.03     1,801,045         27,049,943     12.15%
             2012                     1.002%     2.302%      12.85      13.23     1,876,660         24,817,092      8.31%
             2011                     1.002%     1.802%      11.86      12.11     1,900,482         23,020,903     -5.22%
             2010                     1.002%     1.802%      12.62      12.68     1,508,550         19,126,536      8.63%
             2009         5/18/09     1.002%     1.302%      11.61      11.64       524,021          6,097,926     16.00%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
             2013                     1.000%     2.250%      14.08      14.85       953,634         14,092,662     11.98%
             2012                     1.000%     2.150%      12.58      13.11       913,850         11,941,611      7.63%
             2011                     1.000%     2.150%      11.68      12.04       743,932          8,935,799     -5.69%
             2010                     1.000%     2.150%      12.46      12.62       430,062          5,422,177      7.80%
             2009         5/22/09     1.000%     1.800%      11.56      11.62        76,429            887,701      2.20%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
             2013                     1.002%     2.302%      13.04      17.04     7,722,918        131,337,380     -3.51%
             2012                     1.002%     2.302%      13.68      17.43     9,762,070        169,946,506      4.91%
             2011                     1.002%     2.152%      15.05      16.42    10,669,122        175,077,659      4.13%
             2010                     1.002%     2.152%      14.45      15.59    11,589,110        180,588,126      5.76%
             2009                     1.002%     2.152%      13.94      14.58    11,858,313        172,760,085     24.69%
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
             2013                     1.000%     2.600%      13.11      16.65     3,201,233         52,849,173     -3.95%
             2012                     1.000%     2.600%      13.56      17.06     3,395,311         57,506,173      4.13%
             2011                     1.000%     2.600%      14.28      16.12     3,321,898         53,212,484      3.43%
             2010                     1.000%     2.600%      13.80      15.34     3,220,765         49,106,868      5.10%
             2009                     1.000%     2.600%      13.13      14.36     2,699,451         38,590,210     23.41%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
             2013                     1.000%     2.250%      15.24      28.30        93,642          2,605,222      7.52%
             2012                     1.000%     2.600%      14.15      26.02       106,023          2,717,661     11.26%
             2011                     1.000%     2.600%      20.37      23.02       114,532          2,604,170    -22.06%
             2010                     1.000%     2.600%      26.93      29.06       114,291          3,291,673     15.70%
             2009                     1.000%     2.150%      23.54      24.83       125,000          3,083,527     74.25%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL CLASS I
             2013    21.74%      1.71%
             2012    20.50%      1.10%
             2011   -12.53%      0.83%
             2010    12.67%      2.05%
             2009    33.03%      1.51%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
             2013    27.89%      1.26%
             2012    21.34%      0.90%
             2011    -9.79%      1.28%
             2010    10.63%      1.46%
             2009    40.89%      1.49%
AMERICAN FUNDS GROWTH CLASS 2
             2013    28.81%      0.93%
             2012    16.72%      0.78%
             2011    -5.23%      0.60%
             2010    17.50%      0.71%
             2009    38.02%      0.67%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
             2013    32.17%      1.37%
             2012    16.31%      1.61%
             2011    -2.81%      1.52%
             2010    10.32%      1.48%
             2009    29.94%      1.68%
AMERICAN FUNDS INTERNATIONAL CLASS 2
             2013    20.42%      1.36%
             2012    16.73%      1.45%
             2011   -14.82%      1.70%
             2010     6.17%      2.02%
             2009    41.65%      1.58%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS I
             2013    13.61%      1.14%
             2012     9.18%      1.53%
             2011    -4.46%      2.46%
             2010     8.96%      1.67%
             2009    16.37%      3.12%
BLACKROCK GLOBAL ALLOCATION V.I. CLASS III
             2013    13.28%      1.10%
             2012     8.87%      1.65%
             2011    -4.60%      2.84%
             2010     8.67%      1.86%
             2009    15.58%      3.03%
DELAWARE VIP DIVERSIFIED INCOME STANDARD CLASS
             2013    -2.25%      2.51%
             2012     6.13%      3.19%
             2011     5.33%      4.13%
             2010     6.98%      4.69%
             2009    25.69%      5.93%
DELAWARE VIP DIVERSIFIED INCOME SERVICE CLASS
             2013    -2.40%      2.19%
             2012     5.81%      2.90%
             2011     5.10%      3.87%
             2010     6.79%      4.38%
             2009    25.40%      5.42%
DELAWARE VIP EMERGING MARKETS SERVICE CLASS
             2013     8.77%      1.48%
             2012    13.05%      0.75%
             2011   -20.80%      1.63%
             2010    17.03%      0.63%
             2009    75.90%      0.94%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                      MINIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT         UNITS                           TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP HIGH YIELD STANDARD CLASS
             2013                     1.002%     2.302%     $17.05    $ 18.81     2,411,167   $     45,332,684      6.89%
             2012                     1.002%     2.152%      15.95      17.40     2,590,782         45,053,156     15.32%
             2011                     1.002%     2.152%      13.83      14.91     2,442,501         36,413,958      0.20%
             2010                     1.002%     2.152%      13.80      14.71     2,587,556         38,060,859     12.87%
             2009                     1.002%     2.152%      12.42      12.89     2,716,822         35,006,080     46.32%
DELAWARE VIP HIGH YIELD SERVICE CLASS
             2013                     1.002%     1.002%      18.43      18.43       626,125         11,540,094      7.89%
             2012                     1.002%     1.002%      17.08      17.08       575,409          9,829,773     16.19%
             2011                     1.002%     1.002%      14.70      14.70       476,490          7,005,989      1.31%
             2010                     1.002%     1.002%      14.51      14.51       405,363          5,883,107     13.77%
             2009                     1.002%     1.002%      12.76      12.76       376,760          4,806,337     47.17%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
             2013                     1.000%     2.150%      10.60      12.10       205,451          2,435,032     -3.43%
             2012                     1.000%     2.150%      10.95      12.38       202,883          2,467,126      0.34%
             2011                     1.000%     2.600%      10.99      12.20       221,804          2,671,025     -0.08%
             2010                     1.000%     2.600%      11.00      12.02       220,607          2,618,555      1.62%
             2009                     1.000%     2.600%      11.22      11.64       142,462          1,646,980     10.58%
DELAWARE VIP REIT STANDARD CLASS
             2013                     1.000%     2.600%       3.26      27.81    32,411,080        112,311,469     -0.48%
             2012                     1.000%     2.600%       3.23      27.50    37,500,096        128,283,368     13.94%
             2011                     1.000%     2.600%       2.80      23.75    40,112,134        118,628,248      8.11%
             2010                     1.000%     2.600%       2.56      21.62    43,153,316        116,160,606     23.73%
             2009                     1.000%     2.600%       2.04      17.20    45,005,631         96,403,216     20.15%
DELAWARE VIP REIT SERVICE CLASS
             2013                     1.002%     1.002%      19.54      19.54       909,457         17,773,971      0.91%
             2012                     1.002%     1.002%      19.37      19.37       916,062         17,742,234     15.44%
             2011                     1.002%     1.002%      16.78      16.78       921,372         15,457,643      9.52%
             2010                     1.002%     1.002%      15.32      15.32       887,644         13,597,791     25.35%
             2009                     1.002%     1.002%      12.22      12.22       801,913          9,800,403     22.01%
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
             2013                     1.000%     2.302%       3.01      32.34    70,324,110        260,060,656     30.34%
             2012                     1.000%     2.152%       2.29      24.53    76,484,079        212,802,215     11.22%
             2011                     1.000%     2.152%       2.04      21.94    86,624,986        211,393,935     -3.69%
             2010                     1.000%     2.152%       2.10      22.70    97,898,448        241,206,266     29.10%
             2009                     1.000%     2.150%       1.61      17.52   102,273,979        190,397,545     28.77%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
             2013                     0.550%     2.302%       4.43      33.27    59,610,418        281,119,865     38.11%
             2012                     0.550%     2.302%       3.18      23.97    64,243,754        216,606,300      8.66%
             2011                     0.550%     2.152%       2.90      21.98    73,792,230        226,536,339      5.83%
             2010         10/8/10     0.550%     2.152%       2.72      20.70    79,048,971        226,698,063     13.21%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
             2013                     1.002%     1.002%      23.74      23.74       798,016         18,941,260     39.57%
             2012                     1.002%     1.002%      17.01      17.01       743,985         12,652,326      9.61%
             2011                     1.002%     1.002%      15.52      15.52       702,171         10,894,579      6.82%
             2010         10/8/10     1.002%     1.002%      14.52      14.52       602,239          8,747,116     13.45%
DELAWARE VIP TREND STANDARD CLASS
             2009                     0.550%     2.152%       2.01      15.37    84,506,526        178,594,102     51.74%
DELAWARE VIP TREND SERVICE CLASS
             2009                     1.002%     1.002%      10.73      10.73       511,123          5,485,739     52.83%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
             2013                     1.000%     1.800%      16.19      17.14        10,478            175,615     32.11%
             2012                     1.000%     1.750%      12.25      12.88         8,854            111,847     13.94%
             2011                     1.000%     1.750%      10.75      11.22         9,749            108,414      5.64%
             2010                     1.000%     1.750%      10.18      10.54         7,304             76,235     11.57%
             2009                     1.000%     1.750%       9.27       9.37         7,796             72,566     41.10%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP HIGH YIELD STANDARD CLASS
             2013     8.13%      7.36%
             2012    16.65%      8.29%
             2011     1.36%      8.65%
             2010    14.17%      7.50%
             2009    47.49%      6.76%
DELAWARE VIP HIGH YIELD SERVICE CLASS
             2013     7.89%      6.87%
             2012    16.19%      8.07%
             2011     1.31%      7.86%
             2010    13.77%      7.27%
             2009    47.17%      6.40%
DELAWARE VIP LIMITED-TERM DIVERSIFIED INCOME SERVICE CLASS
             2013    -2.31%      1.29%
             2012     1.50%      1.43%
             2011     1.54%      1.65%
             2010     3.26%      2.05%
             2009    11.47%      3.30%
DELAWARE VIP REIT STANDARD CLASS
             2013     1.12%      1.59%
             2012    15.78%      1.50%
             2011     9.85%      1.59%
             2010    25.72%      2.75%
             2009    22.09%      4.69%
DELAWARE VIP REIT SERVICE CLASS
             2013     0.91%      1.31%
             2012    15.44%      1.28%
             2011     9.52%      1.33%
             2010    25.35%      2.51%
             2009    22.01%      4.05%
DELAWARE VIP SMALL CAP VALUE SERVICE CLASS
             2013    31.85%      0.52%
             2012    12.50%      0.35%
             2011    -2.57%      0.29%
             2010    30.60%      0.47%
             2009    30.25%      0.67%
DELAWARE VIP SMID CAP GROWTH STANDARD CLASS
             2013    40.55%      0.02%
             2012    10.41%      0.24%
             2011     7.54%      0.98%
             2010    13.63%      0.00%
DELAWARE VIP SMID CAP GROWTH SERVICE CLASS
             2013    39.57%      0.00%
             2012     9.61%      0.01%
             2011     6.82%      0.76%
             2010    13.45%      0.00%
DELAWARE VIP TREND STANDARD CLASS
             2009    53.88%      0.00%
DELAWARE VIP TREND SERVICE CLASS
             2009    52.83%      0.00%
DELAWARE VIP U.S. GROWTH SERVICE CLASS
             2013    33.11%      0.12%
             2012    14.80%      0.00%
             2011     6.43%      0.06%
             2010    12.41%      0.00%
             2009    41.52%      0.00%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                      MINIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT         UNITS                           TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP VALUE STANDARD CLASS
             2013                     0.550%     2.600%     $ 3.21    $ 25.27    46,558,075   $    163,014,884     30.26%
             2012                     0.550%     2.600%       2.43      19.24    47,253,019        124,842,119     11.79%
             2011                     0.550%     2.600%       2.15      17.06    51,282,723        119,216,003      6.72%
             2010                     0.550%     2.600%       1.99      15.85    53,337,067        114,397,671     12.66%
             2009                     0.550%     2.600%       1.74      13.95    58,984,059        110,211,217     14.94%
DELAWARE VIP VALUE SERVICE CLASS
             2013                     1.002%     1.002%      19.79      19.79     1,180,308         23,361,314     32.05%
             2012                     1.002%     1.002%      14.99      14.99     1,095,381         16,418,863     13.29%
             2011                     1.002%     1.002%      13.23      13.23       987,411         13,063,706      8.17%
             2010                     1.002%     1.002%      12.23      12.23       895,961         10,958,433     14.17%
             2009                     1.002%     1.002%      10.71      10.71       813,060          8,709,861     16.48%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
             2013                     1.002%     1.802%      12.94      13.42       274,894          3,689,212     -0.85%
             2012                     1.002%     1.802%      13.05      13.43       300,025          4,029,441      7.75%
             2011                     1.002%     1.802%      12.11      12.36       248,980          3,078,253     -4.60%
             2010                     1.002%     1.802%      12.86      12.86       163,742          2,105,191     11.34%
             2009         5/27/09     1.002%     1.002%      11.55      11.55        52,260            603,453     14.03%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
             2013                     1.000%     1.800%      12.78      13.27       146,271          1,939,937     -1.05%
             2012                     1.000%     1.800%      12.91      13.30       130,850          1,739,589      7.41%
             2011                     1.000%     1.800%      12.28      12.28        77,793            955,421     -4.08%
             2010                     1.000%     1.002%      12.80      12.81        30,641            392,391     11.02%
             2009          7/2/09     1.000%     1.002%      11.53      11.53         6,671             76,941     13.16%
DWS EQUITY 500 INDEX VIP CLASS A
             2013                     0.550%     1.002%       1.50       1.69        76,939            129,593     30.45%
             2012                     0.550%     1.952%       1.10      16.90   137,645,307        158,870,097     13.63%
             2011                     0.550%     1.802%       0.96      14.88   152,407,152        153,733,062      0.01%
             2010                     0.550%     1.802%       0.96      14.87   166,142,781        166,413,117     12.66%
             2009                     0.550%     1.802%       0.85      13.20   184,329,872        162,616,209     24.07%
DWS EQUITY 500 INDEX VIP CLASS B
             2013                     0.000%     0.000%         --         --            --                 --      0.00%
             2012                     1.002%     1.002%      13.69      13.69     1,168,267         15,999,331     14.27%
             2011                     1.002%     1.002%      11.98      11.98     1,061,840         12,726,054      0.49%
             2010                     1.002%     1.002%      11.93      11.93       875,472         10,441,532     13.38%
             2009                     1.002%     1.002%      10.52      10.52       678,961          7,142,483     24.77%
DWS SMALL CAP INDEX VIP CLASS A
             2013                     0.550%     2.600%       2.65      30.55       227,993          1,612,918     35.08%
             2012                     0.550%     2.600%       1.86      22.43    18,364,661         36,477,469     13.27%
             2011                     0.550%     2.600%       1.62      19.65    21,178,803         36,516,009     -6.87%
             2010                     0.550%     2.600%       1.71      20.93    24,139,931         43,875,812     23.15%
             2009                     0.550%     2.600%       1.37      16.86    26,266,622         38,206,851     23.32%
DWS SMALL CAP INDEX VIP CLASS B
             2013                     1.002%     1.002%      20.51      20.51           129              2,650     36.93%
             2012                     1.002%     1.002%      14.98      14.98       403,122          6,038,270     14.72%
             2011                     1.002%     1.002%      13.06      13.06       399,546          5,216,631     -5.53%
             2010                     1.002%     1.002%      13.82      13.82       383,999          5,307,027     24.85%
             2009                     1.002%     1.002%      11.07      11.07       338,520          3,747,270     25.01%
FIDELITY VIP CONTRAFUND SERVICE CLASS
             2013                     1.000%     2.600%       2.17      25.30    99,803,028        241,999,822     27.78%
             2012                     1.000%     2.600%       1.68      19.52   110,725,952        206,577,859     13.32%
             2011                     1.000%     2.600%       1.46      17.09   122,839,785        199,264,380     -5.14%
             2010                     1.000%     2.600%       1.52      17.87   134,573,374        225,221,520     14.10%
             2009                     1.000%     2.600%       1.31      15.54   148,581,402        213,580,220     32.65%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
             2013                     1.002%     1.002%      21.13      21.13     2,839,843         60,014,067     29.65%
             2012                     1.002%     1.002%      16.30      16.30     2,809,729         45,799,255     14.98%
             2011                     1.002%     1.002%      14.18      14.18     2,663,559         37,759,124     -3.75%
             2010                     1.002%     1.002%      14.73      14.73     2,489,255         36,664,509     15.76%
             2009                     1.002%     1.002%      12.72      12.72     2,204,664         28,051,498     34.12%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
DELAWARE VIP VALUE STANDARD CLASS
             2013    32.96%      1.75%
             2012    14.10%      2.27%
             2011     8.94%      1.95%
             2010    14.99%      2.44%
             2009    17.32%      3.29%
DELAWARE VIP VALUE SERVICE CLASS
             2013    32.05%      1.53%
             2012    13.29%      1.98%
             2011     8.17%      1.68%
             2010    14.17%      2.13%
             2009    16.48%      2.78%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS A
             2013    -0.07%      2.08%
             2012     8.63%      3.41%
             2011    -3.84%      1.29%
             2010    11.34%      1.09%
             2009    14.03%      0.00%
DWS ALTERNATIVE ASSET ALLOCATION VIP CLASS B
             2013    -0.25%      1.77%
             2012     8.28%      2.99%
             2011    -4.08%      0.88%
             2010    11.03%      0.81%
             2009    15.28%      0.00%
DWS EQUITY 500 INDEX VIP CLASS A
             2013    31.20%      4.88%
             2012    15.06%      1.76%
             2011     1.28%      1.71%
             2010    14.08%      1.92%
             2009    25.63%      2.82%
DWS EQUITY 500 INDEX VIP CLASS B
             2013     0.00%      1.74%
             2012    14.27%      1.45%
             2011     0.49%      1.37%
             2010    13.38%      1.53%
             2009    24.77%      2.36%
DWS SMALL CAP INDEX VIP CLASS A
             2013    37.88%      4.29%
             2012    15.61%      0.90%
             2011    -4.94%      0.88%
             2010    25.70%      0.95%
             2009    25.88%      1.79%
DWS SMALL CAP INDEX VIP CLASS B
             2013    36.93%      2.37%
             2012    14.72%      0.63%
             2011    -5.53%      0.59%
             2010    24.85%      0.63%
             2009    25.01%      1.45%
FIDELITY VIP CONTRAFUND SERVICE CLASS
             2013    29.84%      0.97%
             2012    15.15%      1.22%
             2011    -3.61%      0.89%
             2010    15.94%      1.08%
             2009    34.31%      1.33%
FIDELITY VIP CONTRAFUND SERVICE CLASS 2
             2013    29.65%      0.86%
             2012    14.98%      1.18%
             2011    -3.75%      0.83%
             2010    15.76%      1.09%
             2009    34.12%      1.29%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                     MINIMUM    MAXIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT        UNITS                           TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH SERVICE CLASS
             2013                     1.000%     1.802%     $ 1.30    $ 21.70   53,898,028   $     74,121,286     33.77%     34.85%
             2012                     1.000%     1.802%       0.97      16.22   58,833,644         60,098,130     12.44%     13.41%
             2011                     1.000%     1.802%       0.85      14.41   64,044,588         57,631,090     -1.65%     -0.86%
             2010                     1.000%     1.802%       0.86      14.65   69,316,062         62,750,757     21.82%     22.82%
             2009                     1.000%     1.802%       0.71      12.03   74,660,083         55,044,200     25.86%     26.87%
FIDELITY VIP GROWTH SERVICE CLASS 2
             2013                     1.002%     1.002%      17.90      17.90      566,667         10,143,554     34.64%     34.64%
             2012                     1.002%     1.002%      13.29      13.29      523,708          6,962,439     13.26%     13.26%
             2011                     1.002%     1.002%      11.74      11.74      474,303          5,567,265     -1.03%     -1.03%
             2010                     1.002%     1.002%      11.86      11.86      403,557          4,786,152     22.63%     22.63%
             2009                     1.002%     1.002%       9.67       9.67      342,456          3,312,066     26.69%     26.69%
FIDELITY VIP MID CAP SERVICE CLASS 2
             2013                     1.000%     2.150%      18.95      20.92      145,053          2,992,018     32.98%     34.52%
             2012                     1.000%     2.600%      13.78      15.55      170,734          2,621,899     11.62%     13.42%
             2011                     1.000%     2.600%      12.34      13.71      205,209          2,781,296    -13.14%    -11.74%
             2010                     1.000%     2.600%      14.57      15.53      208,051          3,201,804     25.83%     27.29%
             2009                     1.000%     2.150%      11.68      12.20      191,639          2,324,412     37.05%     38.36%
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
             2013                     1.000%     2.600%      13.63      15.39      168,304          2,527,791     11.02%     12.81%
             2012                     1.000%     2.600%      12.28      13.65      171,784          2,300,150      9.76%     11.53%
             2011                     1.000%     2.600%      11.18      12.24      158,761          1,908,896     -0.24%      1.36%
             2010                     1.000%     2.600%      11.21      12.07      165,820          1,975,515      9.78%     11.55%
             2009                     1.000%     2.600%      10.21      10.82      156,006          1,671,551     32.12%     34.25%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
             2013                     1.000%     2.150%      12.78      13.95      149,291          2,054,243     25.53%     26.99%
             2012                     1.000%     2.150%      10.18      10.99      173,092          1,880,471     11.82%     13.11%
             2011                     1.000%     2.150%       9.21       9.71      199,643          1,919,677     -2.95%     -2.03%
             2010                     1.000%     1.950%       9.49       9.91      162,299          1,594,839      9.05%     10.09%
             2009                     1.000%     1.950%       8.70       9.00      146,737          1,313,135     23.61%     24.79%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
             2013                     1.000%     2.600%      16.70      19.15      267,479          4,983,473     -0.98%      0.62%
             2012                     1.000%     2.600%      16.86      19.03      285,857          5,345,180     12.11%     13.92%
             2011                     1.000%     2.600%      15.04      16.71      311,832          5,133,788     -3.42%     -1.86%
             2010                     1.000%     2.600%      15.57      17.02      300,300          5,057,989     11.51%     13.31%
             2009                     1.000%     2.600%      14.38      15.02      328,937          4,896,774     16.39%     17.50%
INVESCO V.I. CORE EQUITY SERIES I
             2013                     1.000%     1.300%      14.99      15.55        2,758             42,201     27.58%     27.96%
             2012                     1.000%     1.300%      11.75      12.15        2,758             33,023     12.41%     12.75%
             2011                     1.000%     1.300%      10.46      10.77        4,956             52,309     -1.36%     -1.06%
             2010                     1.000%     1.300%      10.60      10.89        4,510             48,179      8.14%      8.47%
             2009                     1.000%     1.300%       9.80      10.04        5,966             58,782     26.64%     27.02%
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
             2013                     1.000%     1.750%      22.44      24.65        3,534             83,715     16.95%     17.83%
             2012                     1.000%     1.750%      19.19      20.92        2,643             52,970     13.53%     14.38%
             2011                     1.000%     1.750%      16.90      18.29        3,075             54,149     -8.36%     -7.67%
             2010                     1.000%     1.750%      18.45      19.80        2,906             55,655     10.91%     11.74%
             2009                     1.000%     1.950%      16.39      17.72        8,429            145,153     32.63%     33.90%
JANUS ASPEN GLOBAL RESEARCH INSTITUTIONAL CLASS
             2013                     0.550%     1.750%       1.45      13.97      187,340            306,908     26.19%     27.72%
             2012                     0.550%     1.750%       1.14      10.99      163,224            220,292     18.00%     19.42%
             2011                     0.550%     1.750%       0.95       9.24      142,830            167,088    -15.24%    -14.22%
             2010                     0.550%     1.750%       1.11      10.82      137,617            187,915     13.83%     15.20%
             2009                     0.550%     1.750%       0.96       9.43      160,111            189,149     35.31%     36.94%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
             2013                     0.550%     2.600%       3.48      31.39   46,764,036        204,261,357     36.47%     39.30%
             2012                     0.550%     2.600%       2.52      22.82   46,846,635        146,065,066     15.21%     17.60%
             2011                     0.550%     2.600%       2.16      19.65   53,073,457        139,510,576      1.35%      3.45%
             2010                     0.550%     2.600%       2.10      19.23   58,186,783        145,271,885     23.14%     25.69%
             2009                     0.550%     2.600%       1.69      15.49   64,485,414        125,909,741     35.85%     37.57%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH SERVICE CLASS
             2013     0.19%
             2012     0.49%
             2011     0.25%
             2010     0.18%
             2009     0.33%
FIDELITY VIP GROWTH SERVICE CLASS 2
             2013     0.05%
             2012     0.37%
             2011     0.14%
             2010     0.03%
             2009     0.23%
FIDELITY VIP MID CAP SERVICE CLASS 2
             2013     0.26%
             2012     0.37%
             2011     0.02%
             2010     0.13%
             2009     0.45%
FTVIPT FRANKLIN INCOME SECURITIES CLASS 2
             2013     6.40%
             2012     6.35%
             2011     5.57%
             2010     6.65%
             2009     9.24%
FTVIPT MUTUAL SHARES SECURITIES CLASS 2
             2013     2.08%
             2012     2.05%
             2011     2.46%
             2010     1.59%
             2009     1.79%
FTVIPT TEMPLETON GLOBAL BOND SECURITIES CLASS 2
             2013     4.71%
             2012     6.47%
             2011     5.45%
             2010     1.44%
             2009    13.72%
INVESCO V.I. CORE EQUITY SERIES I
             2013     1.40%
             2012     0.93%
             2011     0.94%
             2010     0.87%
             2009     1.50%
INVESCO V.I. INTERNATIONAL GROWTH SERIES I
             2013     1.34%
             2012     1.39%
             2011     1.53%
             2010     2.05%
             2009     1.32%
JANUS ASPEN GLOBAL RESEARCH INSTITUTIONAL CLASS
             2013     1.21%
             2012     0.92%
             2011     0.62%
             2010     0.59%
             2009     1.31%
LVIP BARON GROWTH OPPORTUNITIES SERVICE CLASS
             2013     0.43%
             2012     1.15%
             2011     0.00%
             2010     0.00%
             2009     0.00%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                      MINIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT         UNITS                           TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
             2013                     0.550%     2.600%     $ 3.84    $ 18.80    76,019,222   $    308,791,795     15.58%
             2012                     0.550%     2.250%       3.29      16.19    85,068,038        295,268,330     14.38%
             2011                     0.550%     2.250%       2.85      14.09    96,664,105        289,696,194     -4.75%
             2010                     0.550%     2.250%       2.97      14.73   108,428,498        336,944,711     15.31%
             2009                     0.550%     2.250%       2.55      12.71   121,966,160        324,548,680     20.56%
LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
             2013                     1.002%     1.002%      14.82      14.82       537,422          7,964,599     16.74%
             2012                     1.002%     1.002%      12.69      12.69       570,302          7,239,701     15.52%
             2011                     1.002%     1.002%      10.99      10.99       554,840          6,096,876     -3.78%
             2010                     1.002%     1.002%      11.42      11.42       545,556          6,230,585     16.47%
             2009                     1.002%     1.002%       9.81       9.81       513,624          5,036,522     21.77%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
             2013                     0.942%     2.092%       9.26       9.31     2,469,573         22,982,384     -9.53%
             2012         5/15/12     1.002%     1.302%      10.24      10.26       137,201          1,407,458      0.74%
LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
             2013                     0.942%     0.942%       9.27       9.27       577,920          5,358,471     -9.48%
             2012         5/21/12     1.002%     1.002%      10.24      10.24        21,320            218,380      1.71%
LVIP CAPITAL GROWTH SERVICE CLASS
             2013                     1.000%     1.000%      13.76      13.76         3,894             53,593     34.32%
             2012                     1.000%     1.000%      10.25      10.25         4,038             41,376     17.59%
             2011                     1.000%     1.000%       8.71       8.71         1,335             11,632    -10.14%
             2010                     1.000%     1.000%       9.70       9.70         1,156             11,208     17.49%
             2009                     1.000%     1.000%       8.25       8.25         1,290             10,645     33.19%
LVIP CLARION GLOBAL REAL ESTATE STANDARD CLASS
             2013                     1.002%     2.152%       8.00       8.63     1,221,026         10,531,847      1.11%
             2012                     1.002%     2.152%       8.07       8.44     1,247,261         10,518,619     22.46%
             2011                     1.002%     1.802%       6.59       6.83     1,101,462          7,526,071    -10.30%
             2010                     1.002%     1.802%       7.34       7.56     1,060,785          8,017,360     15.87%
             2009                     1.002%     1.802%       6.34       6.47       898,568          5,814,988     35.37%
LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
             2013                     1.000%     2.600%       7.63       8.49       531,538          4,495,858      0.39%
             2012                     1.000%     2.600%       7.60       8.32       498,262          4,128,013     21.20%
             2011                     1.000%     2.600%       6.27       6.76       455,675          3,065,319    -11.24%
             2010                     1.000%     2.600%       7.07       7.49       396,148          2,956,711     14.65%
             2009                     1.000%     2.600%       6.30       6.43       291,612          1,869,424     35.04%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
             2013                     1.000%     2.600%      11.37      11.99        27,171            323,068     22.30%
             2012                     1.000%     1.800%       9.30       9.72        28,976            280,540      4.32%
             2011                     1.000%     1.800%       8.91       9.25        31,581            291,127     -9.47%
             2010                     1.000%     1.800%      10.03      10.13        30,069            303,885     25.30%
             2009                     1.000%     1.300%       8.00       8.06        23,076            185,877     46.14%
LVIP DELAWARE BOND STANDARD CLASS
             2013                     0.550%     2.600%       9.54      17.54    25,125,358        258,108,180     -4.82%
             2012                     0.550%     2.600%       9.89      18.14    30,192,293        320,143,014      3.87%
             2011                     0.550%     2.600%       9.40      17.18    33,318,623        334,381,944      4.88%
             2010                     0.550%     2.600%       8.85      16.12    37,044,897        348,818,183      5.70%
             2009                     0.550%     2.600%       8.26      15.01    40,260,631        352,396,046     16.26%
LVIP DELAWARE BOND SERVICE CLASS
             2013                     1.002%     1.002%      14.89      14.89     1,661,541         24,732,596     -3.62%
             2012                     1.002%     1.002%      15.44      15.44     1,822,410         28,144,745      5.18%
             2011                     1.002%     1.002%      14.68      14.68     1,761,668         25,867,610      6.19%
             2010                     1.002%     1.002%      13.83      13.83     1,600,756         22,134,772      7.04%
             2009                     1.002%     1.002%      12.92      12.92     1,353,824         17,489,129     17.30%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
             2013                     1.000%     2.152%       9.75      10.00       515,364          5,141,402     -1.44%
             2012                     1.000%     1.952%       9.92      10.05       127,527          1,280,221      2.12%
             2011         5/17/11     1.000%     1.800%       9.72       9.76        60,566            591,264     -2.47%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP BLACKROCK EQUITY DIVIDEND RPM STANDARD CLASS
             2013    17.57%      1.43%
             2012    16.34%      0.64%
             2011    -3.11%      0.93%
             2010    17.28%      0.97%
             2009    22.62%      1.18%
LVIP BLACKROCK EQUITY DIVIDEND RPM SERVICE CLASS
             2013    16.74%      1.23%
             2012    15.52%      0.42%
             2011    -3.78%      0.74%
             2010    16.47%      0.80%
             2009    21.77%      1.01%
LVIP BLACKROCK INFLATION PROTECTED BOND STANDARD CLASS
             2013    -9.25%      0.82%
             2012     2.45%      0.00%
LVIP BLACKROCK INFLATION PROTECTED BOND SERVICE CLASS
             2013    -9.48%      0.42%
             2012     1.71%      0.00%
LVIP CAPITAL GROWTH SERVICE CLASS
             2013    34.32%      0.00%
             2012    17.59%      0.00%
             2011   -10.14%      0.00%
             2010    17.49%      0.00%
             2009    33.19%      0.08%
LVIP CLARION GLOBAL REAL ESTATE STANDARD CLASS
             2013     2.28%      0.00%
             2012    23.44%      0.00%
             2011    -9.58%      0.00%
             2010    16.80%      0.00%
             2009    36.46%      0.00%
LVIP CLARION GLOBAL REAL ESTATE SERVICE CLASS
             2013     2.01%      0.00%
             2012    23.15%      0.00%
             2011    -9.81%      0.00%
             2010    16.49%      0.00%
             2009    36.12%      0.00%
LVIP COLUMBIA SMALL-MID CAP GROWTH RPM SERVICE CLASS
             2013    23.28%      0.00%
             2012     5.15%      0.00%
             2011    -8.75%      0.00%
             2010    25.67%      0.00%
             2009    46.58%      0.00%
LVIP DELAWARE BOND STANDARD CLASS
             2013    -2.84%      1.66%
             2012     6.02%      1.97%
             2011     7.05%      3.33%
             2010     7.89%      3.37%
             2009    18.25%      4.23%
LVIP DELAWARE BOND SERVICE CLASS
             2013    -3.62%      1.39%
             2012     5.18%      1.71%
             2011     6.19%      3.23%
             2010     7.04%      3.31%
             2009    17.30%      4.33%
LVIP DELAWARE DIVERSIFIED FLOATING RATE SERVICE CLASS
             2013    -0.49%      0.91%
             2012     2.93%      1.57%
             2011    -0.24%      2.42%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                     MINIMUM    MAXIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT        UNITS                           TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
             2013                     1.000%     1.802%     $ 5.03    $ 20.01   23,875,428   $    126,580,824     18.09%     19.04%
             2012                     1.000%     1.802%       4.24      16.94   26,732,328        119,140,883     11.27%     12.16%
             2011                     1.000%     1.802%       3.79      15.23   30,434,378        120,916,415     -3.78%     -3.00%
             2010                     1.000%     1.802%       3.92      15.83   34,534,572        141,737,955     10.47%     11.36%
             2009                     1.000%     1.802%       3.53      14.33   39,459,380        145,249,902     29.64%     30.68%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
             2013                     1.002%     1.002%      17.58      17.58      346,206          6,087,355     18.74%     18.74%
             2012                     1.002%     1.002%      14.81      14.81      280,435          4,152,603     11.89%     11.89%
             2011                     1.002%     1.002%      13.23      13.23      242,682          3,211,787     -3.25%     -3.25%
             2010                     1.002%     1.002%      13.68      13.68      213,815          2,924,667     11.09%     11.09%
             2009                     1.002%     1.002%      12.31      12.31      191,882          2,362,699     30.35%     30.35%
LVIP DELAWARE FOUNDATION CONSERVATIVE ALLOCATION STANDARD CLASS
             2013                     0.550%     2.152%       8.02      17.09   29,260,301        247,597,995      7.01%      8.74%
             2012                     0.550%     2.152%       7.43      15.92   32,844,175        256,683,780      8.28%     10.02%
             2011                     0.550%     2.152%       6.80      14.65   36,571,206        261,019,073      0.06%      1.67%
             2010                     0.550%     2.152%       6.74      14.59   41,066,974        289,557,453      8.08%      9.82%
             2009                     0.550%     2.152%       6.18      13.45   46,270,649        298,489,104     20.23%     22.17%
LVIP DELAWARE FOUNDATION CONSERVATIVE ALLOCATION SERVICE CLASS
             2013                     1.002%     1.002%      14.53      14.53      404,574          5,878,377      7.98%      7.98%
             2012                     1.002%     1.002%      13.46      13.46      404,452          5,442,315      9.26%      9.26%
             2011                     1.002%     1.002%      12.32      12.32      373,488          4,599,915      0.96%      0.96%
             2010                     1.002%     1.002%      12.20      12.20      358,135          4,368,681      9.05%      9.05%
             2009                     1.002%     1.002%      11.19      11.19      322,279          3,604,889     21.26%     21.26%
LVIP DELAWARE FOUNDATION MODERATE ALLOCATION STANDARD CLASS
             2013                     1.000%     1.800%      15.47      16.05      349,478          5,605,353     12.20%     13.10%
             2012                     1.000%     1.800%      13.79      14.19      248,443          3,520,946      9.32%     10.20%
             2011                     1.000%     1.800%      12.61      12.87      201,137          2,586,958     -1.52%     -0.73%
             2010                     1.000%     1.800%      12.97      12.97       92,080          1,193,855      9.90%      9.90%
             2009          7/2/09     1.002%     1.002%      11.80      11.80       39,353            464,361     19.08%     19.08%
LVIP DELAWARE FOUNDATION MODERATE ALLOCATION SERVICE CLASS
             2013                     1.002%     1.002%      15.85      15.85      330,140          5,234,022     12.82%     12.82%
             2012                     1.002%     1.002%      14.05      14.05      189,612          2,664,576      9.93%      9.93%
             2011                     1.002%     1.002%      12.78      12.78       81,916          1,047,214     -0.98%     -0.98%
             2010                     1.002%     1.002%      12.91      12.91       28,868            372,699      9.62%      9.62%
             2009         7/17/09     1.002%     1.002%      11.78      11.78        1,657             19,520     15.96%     15.96%
LVIP DELAWARE GROWTH AND INCOME STANDARD CLASS
             2013                     0.550%     2.152%      16.41      21.94   57,506,984      1,074,981,871     30.42%     32.53%
             2012                     0.550%     2.152%      12.53      16.77   63,867,906        904,929,778     12.86%     14.68%
             2011                     0.550%     2.152%      11.06      14.80   72,003,912        893,602,339     -0.96%      0.64%
             2010                     0.550%     2.152%      11.12      14.89   81,235,094      1,006,268,897     10.53%     12.32%
             2009                     0.550%     2.152%      10.02      13.43   95,617,597      1,059,349,551     22.03%     24.00%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
             2013                     1.002%     1.002%      17.71      17.71      360,077          6,375,242     31.47%     31.47%
             2012                     1.002%     1.002%      13.47      13.47      369,852          4,980,773     13.77%     13.77%
             2011                     1.002%     1.002%      11.84      11.84      348,565          4,125,913     -0.16%     -0.16%
             2010                     1.002%     1.002%      11.86      11.86      313,340          3,715,040     11.42%     11.42%
             2009                     1.002%     1.002%      10.64      10.64      298,312          3,174,304     23.00%     23.00%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
             2013                     0.550%     2.152%      10.34      24.83   53,413,347        581,430,172     32.80%     34.95%
             2012                     0.550%     2.152%       7.72      18.63   58,989,456        477,910,579     12.83%     14.65%
             2011                     0.550%     2.152%       6.79      16.46   66,828,829        474,434,605     -1.50%      0.09%
             2010                     0.550%     2.150%       6.83      16.65   75,130,706        535,442,674      9.20%     10.96%
             2009                     0.550%     2.150%       6.20      15.19   85,534,742        551,755,780     27.49%     29.29%
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
             2013                     1.002%     1.002%      19.34      19.34      891,283         17,237,160     33.86%     33.86%
             2012                     1.002%     1.002%      14.45      14.45      863,197         12,470,804     13.74%     13.74%
             2011                     1.002%     1.002%      12.70      12.70      819,767         10,413,019     -0.71%     -0.71%
             2010                     1.002%     1.002%      12.79      12.79      767,321          9,816,714     10.07%     10.07%
             2009                     1.002%     1.002%      11.62      11.62      714,550          8,305,134     28.25%     28.25%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION STANDARD CLASS
             2013     1.52%
             2012     1.73%
             2011     2.04%
             2010     2.67%
             2009     1.65%
LVIP DELAWARE FOUNDATION AGGRESSIVE ALLOCATION SERVICE CLASS
             2013     1.52%
             2012     1.62%
             2011     2.00%
             2010     2.59%
             2009     1.58%
LVIP DELAWARE FOUNDATION CONSERVATIVE ALLOCATION STANDARD CLASS
             2013     2.08%
             2012     2.39%
             2011     6.31%
             2010     1.68%
             2009     2.86%
LVIP DELAWARE FOUNDATION CONSERVATIVE ALLOCATION SERVICE CLASS
             2013     1.95%
             2012     2.33%
             2011     6.44%
             2010     1.63%
             2009     2.72%
LVIP DELAWARE FOUNDATION MODERATE ALLOCATION STANDARD CLASS
             2013     2.18%
             2012     2.65%
             2011     2.99%
             2010     3.59%
             2009     2.71%
LVIP DELAWARE FOUNDATION MODERATE ALLOCATION SERVICE CLASS
             2013     1.98%
             2012     2.68%
             2011     3.11%
             2010     4.19%
             2009     1.94%
LVIP DELAWARE GROWTH AND INCOME STANDARD CLASS
             2013     1.72%
             2012     1.06%
             2011     1.02%
             2010     0.93%
             2009     1.12%
LVIP DELAWARE GROWTH AND INCOME SERVICE CLASS
             2013     1.47%
             2012     0.79%
             2011     0.76%
             2010     0.65%
             2009     0.86%
LVIP DELAWARE SOCIAL AWARENESS STANDARD CLASS
             2013     1.24%
             2012     0.75%
             2011     0.74%
             2010     0.59%
             2009     0.69%
LVIP DELAWARE SOCIAL AWARENESS SERVICE CLASS
             2013     0.97%
             2012     0.43%
             2011     0.44%
             2010     0.28%
             2009     0.40%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                     MINIMUM    MAXIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT        UNITS                           TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE SPECIAL OPPORTUNITIES STANDARD CLASS
             2013                     0.550%     2.302%     $21.54    $ 31.63   17,824,462   $    482,652,804     30.71%     33.05%
             2012                     0.550%     2.600%      19.49      24.07   19,624,965        401,238,412     11.99%     14.31%
             2011                     0.550%     2.600%      17.18      21.32   22,452,011        403,411,847     -7.63%     -5.72%
             2010                     0.550%     2.600%      18.36      22.90   25,291,841        484,158,705     28.12%     29.92%
             2009                     0.550%     1.950%      14.24      17.85   27,514,039        407,188,333     27.92%     29.73%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
             2013                     1.002%     1.002%      23.69      23.69    1,334,451         31,611,771     31.99%     31.99%
             2012                     1.002%     1.002%      17.95      17.95    1,313,488         23,574,052     13.39%     13.39%
             2011                     1.002%     1.002%      15.83      15.83    1,316,748         20,841,395     -6.47%     -6.47%
             2010                     1.002%     1.002%      16.92      16.92    1,238,824         20,965,162     28.88%     28.88%
             2009                     1.002%     1.002%      13.13      13.13    1,135,475         14,909,897     28.69%     28.69%
LVIP GLOBAL INCOME STANDARD CLASS
             2013                     1.002%     2.152%      11.33      12.02      630,789          7,567,942     -4.89%     -3.79%
             2012                     1.002%     2.152%      11.91      12.49      692,280          8,637,323      5.40%      6.62%
             2011                     1.002%     2.152%      11.30      11.71      686,822          8,039,207     -1.06%      0.08%
             2010                     1.002%     2.152%      11.49      11.70      464,851          5,439,009      7.72%      8.58%
             2009         5/29/09     1.002%     1.802%      10.67      10.78      207,871          2,240,533     -0.14%      7.40%
LVIP GLOBAL INCOME SERVICE CLASS
             2013                     1.000%     2.150%      11.33      11.83      349,872          4,113,705     -4.93%     -4.03%
             2012                     1.000%     1.950%      11.91      12.32      315,057          3,869,096      5.35%      6.36%
             2011                     1.000%     1.950%      11.30      11.59      268,476          3,101,137     -1.12%     -0.17%
             2010                     1.000%     2.150%      11.46      11.61      187,889          2,175,402      7.47%      8.33%
             2009          6/5/09     1.000%     1.800%      10.66      10.71       41,369            443,069      2.34%      7.97%
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
             2013                     1.000%     2.600%      12.17      12.42        9,874            120,974     22.26%     22.63%
             2012                     1.000%     1.800%       9.68      10.13       21,138            212,324     11.44%     12.34%
             2011                     1.000%     1.800%       8.69       9.01       22,430            200,806     -3.75%     -2.98%
             2010                     1.000%     1.800%       9.19       9.29       19,613            181,071     22.84%     23.21%
             2009                     1.000%     1.300%       7.48       7.54       23,644            177,941     22.75%     23.12%
LVIP MANAGED RISK PROFILE 2010 STANDARD CLASS
             2013                     1.002%     1.002%      12.48      12.48      273,338          3,411,129      7.84%      7.84%
             2012                     1.002%     1.002%      11.57      11.57      335,780          3,885,665      7.46%      7.46%
             2011                     1.002%     1.002%      10.77      10.77      387,190          4,169,518      0.24%      0.24%
             2010                     1.002%     1.002%      10.74      10.74      435,943          4,683,268     10.36%     10.36%
             2009                     1.002%     1.002%       9.73       9.73      418,949          4,078,365     23.16%     23.16%
LVIP MANAGED RISK PROFILE 2010 SERVICE CLASS
             2013                     1.000%     1.002%      12.27      12.28      147,217          1,806,987      7.58%      7.58%
             2012                     1.000%     1.002%      11.41      11.41      137,406          1,567,762      7.19%      7.19%
             2011                     1.000%     1.002%      10.64      10.65      130,054          1,384,303     -0.01%     -0.01%
             2010                     1.000%     1.002%      10.65      10.65      132,174          1,407,072     10.07%     10.08%
             2009                     1.000%     1.002%       9.67       9.67      104,054          1,006,355     22.86%     22.86%
LVIP MANAGED RISK PROFILE 2020 STANDARD CLASS
             2013                     1.002%     1.002%      12.09      12.09    1,051,865         12,717,111     10.02%     10.02%
             2012                     1.002%     1.002%      10.99      10.99    1,017,093         11,176,392      7.30%      7.30%
             2011                     1.002%     1.002%      10.24      10.24    1,054,925         10,803,426     -0.81%     -0.81%
             2010                     1.002%     1.002%      10.32      10.32    1,035,281         10,688,321     10.92%     10.92%
             2009                     1.002%     1.002%       9.31       9.31      876,489          8,158,448     24.41%     24.41%
LVIP MANAGED RISK PROFILE 2020 SERVICE CLASS
             2013                     1.000%     1.002%      11.89      11.89      951,946         11,320,910      9.74%      9.75%
             2012                     1.000%     1.002%      10.84      10.84      832,978          9,026,552      7.03%      7.03%
             2011                     1.000%     1.002%      10.12      10.13      669,933          6,783,116     -1.05%     -1.05%
             2010                     1.000%     1.002%      10.23      10.23      565,037          5,781,576     10.64%     10.64%
             2009                     1.000%     1.002%       9.25       9.25      361,359          3,341,947     24.10%     24.10%
LVIP MANAGED RISK PROFILE 2030 STANDARD CLASS
             2013                     1.002%     1.002%      11.96      11.96      628,874          7,523,359     12.61%     12.61%
             2012                     1.002%     1.002%      10.62      10.62      580,789          6,170,018      6.82%      6.82%
             2011                     1.002%     1.002%       9.95       9.95      543,380          5,403,985     -1.56%     -1.56%
             2010                     1.002%     1.002%      10.10      10.10      456,119          4,607,851     11.42%     11.42%
             2009                     1.002%     1.002%       9.07       9.07      370,300          3,357,316     26.67%     26.67%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP DELAWARE SPECIAL OPPORTUNITIES STANDARD CLASS
             2013     1.13%
             2012     0.77%
             2011     0.30%
             2010     0.73%
             2009     0.97%
LVIP DELAWARE SPECIAL OPPORTUNITIES SERVICE CLASS
             2013     0.82%
             2012     0.44%
             2011     0.00%
             2010     0.42%
             2009     0.69%
LVIP GLOBAL INCOME STANDARD CLASS
             2013     0.25%
             2012     1.96%
             2011     4.94%
             2010     3.38%
             2009     3.64%
LVIP GLOBAL INCOME SERVICE CLASS
             2013     0.26%
             2012     1.79%
             2011     4.35%
             2010     3.45%
             2009     3.29%
LVIP JPMORGAN MID CAP VALUE RPM SERVICE CLASS
             2013     0.18%
             2012     0.00%
             2011     0.00%
             2010     0.00%
             2009     0.36%
LVIP MANAGED RISK PROFILE 2010 STANDARD CLASS
             2013     1.19%
             2012     2.10%
             2011     0.78%
             2010     1.09%
             2009     1.97%
LVIP MANAGED RISK PROFILE 2010 SERVICE CLASS
             2013     1.10%
             2012     1.82%
             2011     0.74%
             2010     0.97%
             2009     1.99%
LVIP MANAGED RISK PROFILE 2020 STANDARD CLASS
             2013     1.39%
             2012     2.03%
             2011     0.74%
             2010     0.95%
             2009     2.00%
LVIP MANAGED RISK PROFILE 2020 SERVICE CLASS
             2013     1.22%
             2012     1.70%
             2011     0.79%
             2010     0.83%
             2009     1.86%
LVIP MANAGED RISK PROFILE 2030 STANDARD CLASS
             2013     1.44%
             2012     1.85%
             2011     0.67%
             2010     0.89%
             2009     1.85%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                    MINIMUM    MAXIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT       UNITS                           TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING         NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE 2030 SERVICE CLASS
             2013                     1.000%     1.002%     $11.77    $ 11.77   1,110,931   $     13,073,306     12.33%     12.33%
             2012                     1.000%     1.002%      10.48      10.48     950,284          9,955,688      6.56%      6.56%
             2011                     1.000%     1.002%       9.83       9.83     715,556          7,035,279     -1.80%     -1.80%
             2010                     1.000%     1.002%      10.01      10.01     515,740          5,163,661     11.14%     11.14%
             2009                     1.000%     1.002%       9.01       9.01     329,297          2,966,567     26.37%     26.38%
LVIP MANAGED RISK PROFILE 2040 STANDARD CLASS
             2013                     1.002%     1.002%      11.41      11.41     221,195          2,524,250     15.37%     15.37%
             2012                     1.002%     1.002%       9.89       9.89     214,599          2,122,649      6.06%      6.06%
             2011                     1.002%     1.002%       9.33       9.33     209,803          1,956,728     -2.44%     -2.44%
             2010                     1.002%     1.002%       9.56       9.56     190,506          1,821,248     12.53%     12.53%
             2009                     1.002%     1.002%       8.50       8.50     138,078          1,173,026     29.65%     29.65%
LVIP MANAGED RISK PROFILE 2040 SERVICE CLASS
             2013                     1.000%     1.002%      11.21      11.22   1,165,907         13,087,225     15.09%     15.09%
             2012                     1.000%     1.002%       9.74       9.75     960,991          9,372,624      5.79%      5.79%
             2011                     1.000%     1.002%       9.21       9.22     742,985          6,849,678     -2.69%     -2.68%
             2010                     1.000%     1.002%       9.46       9.47     547,192          5,184,087     12.12%     12.25%
             2009                     1.000%     1.002%       8.44       8.44     341,885          2,885,447     29.33%     29.33%
LVIP MANAGED RISK PROFILE 2050 STANDARD CLASS
             2013                     1.002%     1.002%      11.39      11.39      26,281            299,452     17.85%     17.85%
             2012                     1.002%     1.002%       9.67       9.67      10,970            106,058      4.95%      4.95%
             2011         5/23/11     1.002%     1.002%       9.21       9.21       2,678             24,674     -6.63%     -6.63%
LVIP MANAGED RISK PROFILE 2050 SERVICE CLASS
             2013                     1.002%     1.002%      11.32      11.32     128,362          1,452,816     17.55%     17.55%
             2012                     1.002%     1.002%       9.63       9.63      43,273            416,659      4.69%      4.69%
             2011         5/23/11     1.002%     1.002%       9.20       9.20       3,951             36,337     -6.78%     -6.78%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
             2013                     1.002%     1.952%      14.71      15.75   1,336,346         21,010,266      7.63%      8.66%
             2012                     1.002%     2.152%      13.65      14.50   1,619,301         23,398,077      7.65%      8.68%
             2011                     1.002%     1.952%      12.66      13.34   1,831,000         24,366,090      1.83%      2.65%
             2010                     1.002%     1.802%      12.43      13.00   2,013,753         26,119,429      8.53%      9.40%
             2009                     1.002%     1.802%      11.45      11.88   2,127,388         25,224,155     22.62%     23.60%
LVIP MANAGED RISK PROFILE CONSERVATIVE SERVICE CLASS
             2013                     1.000%     2.600%      13.45      15.42   1,291,960         19,847,337      6.66%      8.38%
             2012                     1.000%     2.600%      12.61      14.23   1,278,972         18,138,246      6.69%      8.41%
             2011                     1.000%     2.600%      11.82      13.12   1,257,036         16,439,721      0.77%      2.40%
             2010                     1.000%     2.600%      12.26      12.82   1,215,689         15,524,092      8.26%      9.13%
             2009                     1.000%     1.800%      11.32      11.74   1,010,999         11,841,052     22.32%     23.31%
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
             2013                     1.002%     2.302%      13.87      14.86   1,809,746         26,877,149     11.52%     12.41%
             2012                     1.002%     1.802%      12.44      13.21   2,089,304         27,604,350      7.19%      8.06%
             2011                     1.002%     1.802%      11.60      12.23   2,396,199         29,299,510     -1.79%     -1.00%
             2010                     1.002%     1.802%      11.82      12.35   2,527,113         31,213,441     10.71%     11.60%
             2009                     1.002%     1.802%      10.67      11.07   2,646,317         29,289,716     26.72%     27.74%
LVIP MANAGED RISK PROFILE GROWTH SERVICE CLASS
             2013                     1.000%     2.750%      12.79      14.80   3,227,971         46,776,997     10.19%     12.14%
             2012                     1.000%     2.750%      11.49      13.43   3,189,436         41,229,988      5.92%      7.79%
             2011                     1.000%     2.750%      10.83      12.03   3,008,663         36,097,034     -2.81%     -1.24%
             2010                     1.000%     2.600%      11.14      12.18   2,888,590         35,090,296      9.54%     11.31%
             2009                     1.000%     2.600%      10.17      10.95   2,496,004         27,266,279     25.41%     27.43%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
             2013                     1.002%     2.302%      14.48      15.51   2,611,762         40,399,596      9.69%     10.74%
             2012                     1.002%     1.952%      13.19      14.01   3,041,510         42,523,278      7.47%      8.50%
             2011                     1.002%     1.952%      12.25      12.91   3,286,877         42,365,936     -0.64%      0.16%
             2010                     1.002%     1.802%      12.33      12.89   3,557,676         45,794,257      9.96%     10.84%
             2009                     1.002%     1.802%      11.21      11.63   3,542,601         41,156,295     25.75%     26.76%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE 2030 SERVICE CLASS
             2013     1.16%
             2012     1.48%
             2011     0.70%
             2010     0.72%
             2009     1.67%
LVIP MANAGED RISK PROFILE 2040 STANDARD CLASS
             2013     1.29%
             2012     1.68%
             2011     0.63%
             2010     0.87%
             2009     1.61%
LVIP MANAGED RISK PROFILE 2040 SERVICE CLASS
             2013     1.14%
             2012     1.32%
             2011     0.63%
             2010     0.67%
             2009     1.47%
LVIP MANAGED RISK PROFILE 2050 STANDARD CLASS
             2013     1.98%
             2012     1.58%
             2011     0.00%
LVIP MANAGED RISK PROFILE 2050 SERVICE CLASS
             2013     1.57%
             2012     1.25%
             2011     0.00%
LVIP MANAGED RISK PROFILE CONSERVATIVE STANDARD CLASS
             2013     1.74%
             2012     3.81%
             2011     1.98%
             2010     3.57%
             2009     4.26%
LVIP MANAGED RISK PROFILE CONSERVATIVE SERVICE CLASS
             2013     1.74%
             2012     3.73%
             2011     1.76%
             2010     3.62%
             2009     4.42%
LVIP MANAGED RISK PROFILE GROWTH STANDARD CLASS
             2013     1.63%
             2012     2.54%
             2011     1.93%
             2010     2.80%
             2009     4.52%
LVIP MANAGED RISK PROFILE GROWTH SERVICE CLASS
             2013     1.50%
             2012     2.39%
             2011     1.74%
             2010     2.72%
             2009     4.61%
LVIP MANAGED RISK PROFILE MODERATE STANDARD CLASS
             2013     1.62%
             2012     3.24%
             2011     1.74%
             2010     2.96%
             2009     4.42%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                     MINIMUM    MAXIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT        UNITS                           TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE MODERATE SERVICE CLASS
             2013                     1.000%     2.600%     $13.24    $ 15.19    3,584,765   $     54,164,194      8.72%     10.47%
             2012                     1.000%     2.600%      12.18      13.75    3,481,487         47,603,181      6.51%      8.23%
             2011                     1.000%     2.600%      11.43      12.70    3,275,423         41,397,035     -1.68%     -0.09%
             2010                     1.000%     2.600%      11.63      12.71    3,145,461         39,803,203      8.81%     10.57%
             2009                     1.000%     2.600%      10.69      11.50    2,794,082         31,988,181     24.45%     26.46%
LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
             2013                     1.000%     1.800%       9.44       9.96       56,207            554,587     11.30%     12.19%
             2012                     1.000%     1.800%       8.49       8.88       53,835            474,837     16.99%     17.93%
             2011                     1.000%     1.800%       7.25       7.53       65,318            489,323    -11.71%    -11.00%
             2010                     1.000%     1.800%       8.22       8.46       54,829            461,939     10.81%     11.70%
             2009                     1.000%     1.800%       7.41       7.57       52,912            399,369     33.10%     34.16%
LVIP MFS VALUE SERVICE CLASS
             2013                     1.000%     1.950%      12.38      13.06      181,935          2,360,815     33.20%     34.27%
             2012                     1.000%     1.800%       9.30       9.72      202,115          1,957,803     13.97%     14.89%
             2011                     1.000%     1.800%       8.16       8.46      233,328          1,968,008     -2.13%     -1.34%
             2010                     1.000%     1.800%       8.35       8.58      216,506          1,852,632      9.38%     10.21%
             2009                     1.000%     1.750%       7.72       7.79      153,505          1,193,688     19.11%     19.47%
LVIP MID-CAP VALUE SERVICE CLASS
             2013                     1.000%     2.600%      11.43      12.71       27,981            352,008     30.38%     32.49%
             2012                     1.000%     2.600%       8.77       9.59       31,745            301,661     20.64%     22.58%
             2011                     1.000%     2.600%       7.27       7.83       35,192            273,189    -11.87%    -10.45%
             2010                     1.000%     2.600%       8.25       8.74       28,861            250,424     20.42%     22.36%
             2009                     1.000%     2.600%       6.99       7.14       27,624            196,119     39.55%     40.67%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
             2013                     0.550%     2.600%       3.85      24.26   60,255,347        248,980,827     18.71%     21.17%
             2012                     0.550%     2.600%       3.20      20.27   66,692,378        228,649,047      6.80%      9.02%
             2011                     0.550%     2.600%       2.96      18.83   75,619,470        238,758,096     -6.68%     -4.74%
             2010                     0.550%     2.600%       3.13      20.02   85,064,523        282,661,794     -0.17%      1.90%
             2009                     0.550%     2.600%       3.09      19.89   97,780,309        319,915,547     18.66%     20.57%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
             2013                     1.002%     1.002%      17.95      17.95    1,021,046         18,330,725     20.34%     20.34%
             2012                     1.002%     1.002%      14.92      14.92    1,011,600         15,091,748      8.25%      8.25%
             2011                     1.002%     1.002%      13.78      13.78      987,929         13,615,670     -5.41%     -5.41%
             2010                     1.002%     1.002%      14.57      14.57      934,102         13,609,629      1.19%      1.19%
             2009                     1.002%     1.002%      14.40      14.40      875,766         12,609,248     19.72%     19.72%
LVIP MONEY MARKET STANDARD CLASS
             2013                     0.550%     2.152%       2.85      10.61   18,006,468         55,061,172     -2.11%     -0.52%
             2012                     0.550%     2.152%       2.88      10.72   20,016,855         61,630,256     -2.10%     -0.52%
             2011                     0.550%     2.152%       2.92      10.82   24,017,058         74,754,308     -2.10%     -0.52%
             2010                     0.550%     2.152%       2.96      10.93   28,161,445         88,408,556     -2.08%     -0.50%
             2009                     0.550%     2.152%       3.00      11.03   38,469,410        122,166,786     -1.83%     -0.25%
LVIP MONEY MARKET SERVICE CLASS
             2013                     1.002%     1.002%      10.47      10.47      684,946          7,170,488     -0.97%     -0.97%
             2012                     1.002%     1.002%      10.57      10.57      686,234          7,254,520     -0.97%     -0.97%
             2011                     1.002%     1.002%      10.68      10.68      699,137          7,463,438     -0.97%     -0.97%
             2010                     1.002%     1.002%      10.78      10.78      630,231          6,793,544     -0.95%     -0.95%
             2009                     1.002%     1.002%      10.88      10.88      613,227          6,673,978     -0.92%     -0.92%
LVIP SSGA BOND INDEX STANDARD CLASS
             2013                     1.002%     2.152%      10.82      11.41      379,170          4,320,672     -4.64%     -3.54%
             2012                     1.002%     2.152%      11.49      11.83      523,545          6,187,764      2.00%      2.82%
             2011                     1.002%     1.802%      11.26      11.50      685,085          7,878,164      5.48%      6.33%
             2010                     1.002%     1.802%      10.77      10.82      399,942          4,325,700      4.61%      4.91%
             2009         5/19/09     1.002%     1.302%      10.29      10.31      193,961          1,999,805     -0.25%      3.04%
LVIP SSGA BOND INDEX SERVICE CLASS
             2013                     1.000%     1.950%      10.80      11.86      140,591          1,606,456     -4.69%     -3.78%
             2012                     1.000%     1.950%      11.33      12.33      151,615          1,802,673      1.60%      2.57%
             2011                     1.000%     1.950%      11.43      12.02      127,440          1,487,506      5.22%      6.07%
             2010                     1.000%     1.800%      10.77      11.33       97,162          1,078,531      3.82%      4.65%
             2009                     1.000%     1.800%      10.78      10.83       41,215            439,743      2.91%      3.22%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK PROFILE MODERATE SERVICE CLASS
             2013     1.54%
             2012     3.09%
             2011     1.54%
             2010     2.82%
             2009     4.43%
LVIP MFS INTERNATIONAL GROWTH SERVICE CLASS
             2013     0.58%
             2012     0.48%
             2011     2.90%
             2010     0.54%
             2009     0.82%
LVIP MFS VALUE SERVICE CLASS
             2013     1.45%
             2012     0.92%
             2011     1.20%
             2010     1.19%
             2009     2.31%
LVIP MID-CAP VALUE SERVICE CLASS
             2013     0.23%
             2012     0.13%
             2011     0.00%
             2010     0.01%
             2009     0.32%
LVIP MONDRIAN INTERNATIONAL VALUE STANDARD CLASS
             2013     2.45%
             2012     2.83%
             2011     2.97%
             2010     3.25%
             2009     3.30%
LVIP MONDRIAN INTERNATIONAL VALUE SERVICE CLASS
             2013     2.31%
             2012     2.73%
             2011     2.94%
             2010     3.28%
             2009     3.43%
LVIP MONEY MARKET STANDARD CLASS
             2013     0.02%
             2012     0.03%
             2011     0.03%
             2010     0.05%
             2009     0.31%
LVIP MONEY MARKET SERVICE CLASS
             2013     0.02%
             2012     0.03%
             2011     0.03%
             2010     0.04%
             2009     0.08%
LVIP SSGA BOND INDEX STANDARD CLASS
             2013     1.68%
             2012     2.32%
             2011     4.21%
             2010     2.35%
             2009     3.23%
LVIP SSGA BOND INDEX SERVICE CLASS
             2013     1.69%
             2012     2.33%
             2011     3.31%
             2010     2.10%
             2009     2.45%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                     MINIMUM    MAXIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT        UNITS                           TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)    OUTSTANDING         NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
             2013                     1.000%     1.800%     $10.52    $ 11.00        7,342   $         80,349     17.87%     18.82%
             2012                     1.000%     1.800%       8.93       9.26        9,196             84,813     11.34%     12.24%
             2011                     1.000%     1.800%       8.02       8.25        9,402             77,322    -13.92%    -13.23%
             2010                     1.000%     1.800%       9.51       9.51        6,289             59,600      5.93%      5.93%
             2009                     1.000%     1.000%       8.97       8.97        3,247             29,132     42.89%     42.89%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
             2013                     1.002%     2.152%      15.46      16.30    1,346,955         21,954,109     -4.90%     -3.80%
             2012                     1.002%     2.152%      16.26      16.95    1,488,885         25,226,202     10.26%     11.53%
             2011                     1.002%     2.152%      14.88      15.19    1,522,850         23,136,050    -16.46%    -15.79%
             2010                     1.002%     1.802%      17.96      18.04    1,677,789         30,269,313     26.12%     26.48%
             2009         5/18/09     1.002%     1.302%      14.24      14.26    1,222,602         17,439,331     36.14%     42.64%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
             2013                     1.000%     2.150%      12.33      16.12      412,960          6,473,352     -4.81%     -4.04%
             2012                     1.000%     1.800%      12.95      16.80      340,653          5,532,684     10.38%     11.27%
             2011                     1.000%     1.800%      11.73      15.10      265,558          3,808,114    -16.67%    -16.00%
             2010                     1.000%     1.950%      14.03      17.97      200,473          3,342,773     24.99%     26.18%
             2009         1/13/09     1.000%     1.950%      11.22      14.24       71,159            943,216      0.82%    101.17%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
             2013                     1.002%     2.302%      13.19      13.53      677,730          9,172,186      8.39%      8.71%
             2012                     1.002%     1.302%      12.17      12.45      832,156         10,356,862      9.71%     10.04%
             2011                     1.002%     1.302%      11.09      11.31      958,333         10,838,659     -1.07%     -0.78%
             2010                     1.002%     1.302%      11.21      11.40    1,115,527         12,715,080      7.33%      7.65%
             2009                     1.002%     1.302%      10.44      10.59    1,203,384         12,741,744     29.10%     29.49%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
             2013                     1.000%     2.150%      12.00      13.24    1,359,646         17,951,574      7.21%      8.44%
             2012                     1.000%     2.150%      11.19      12.21    1,400,696         17,094,709      8.52%      9.77%
             2011                     1.000%     2.150%      10.56      11.13    1,357,059         15,087,481     -1.82%     -1.03%
             2010                     1.000%     1.800%      10.75      11.24    1,307,694         14,697,531      6.54%      7.40%
             2009                     1.000%     1.800%      10.32      10.47    1,120,549         11,727,114     28.78%     29.17%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
             2013                     1.002%     1.802%      15.47      16.05      158,322          2,540,586     18.83%     19.78%
             2012                     1.002%     1.802%      13.02      13.40      130,295          1,745,605     16.03%     16.95%
             2011                     1.002%     1.802%      11.22      11.46       95,216          1,090,741    -13.94%    -13.25%
             2010                     1.002%     1.802%      13.14      13.21      107,456          1,418,980      5.66%      5.98%
             2009         5/22/09     1.002%     1.302%      12.44      12.46       59,994            747,604      5.73%     22.45%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
             2013                     1.000%     1.800%      10.33      15.86      121,409          1,710,296     19.49%     19.49%
             2012                     1.000%     1.002%       8.65      13.28       63,207            750,747     16.64%     16.64%
             2011                     1.000%     1.002%       7.41      11.38       55,711            533,247    -13.46%    -13.46%
             2010                     1.000%     1.002%       8.56      13.15       39,792            410,036      5.71%      5.72%
             2009         3/20/09     1.000%     1.002%       8.10      12.44       25,397            227,386     20.35%     52.74%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
             2013                     1.000%     2.150%      16.26      16.53       12,097            196,866     33.75%     34.15%
             2012                     1.000%     1.300%      12.15      12.32        5,944             72,886     10.50%     10.83%
             2011                     1.000%     1.300%      11.12      11.12       17,285            191,921      1.05%      1.05%
             2010                     1.000%     1.800%      11.00      11.00       14,119            155,303     17.71%     17.71%
             2009          1/9/09     1.000%     1.000%       9.35       9.35        4,915             45,935     34.80%     34.80%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
             2013                     1.000%     2.600%      11.92      15.42   26,672,911        343,662,458     29.19%     30.69%
             2012                     1.000%     2.152%       9.23      11.80    1,312,712         13,106,644     13.19%     14.50%
             2011                     1.000%     2.152%       8.15      10.30    1,343,219         11,731,598     -0.32%      0.84%
             2010                     1.000%     2.152%       8.18      10.22    1,374,516         11,923,148     12.29%     13.59%
             2009                     1.000%     2.152%       7.45       8.99    1,332,662         10,177,249     23.86%     24.85%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
             2013                     1.002%     1.002%      12.65      12.65    3,842,996         48,612,807     30.36%     30.36%
             2012                     1.002%     1.002%       9.70       9.70      423,161          4,106,089     14.21%     14.21%
             2011                     1.002%     1.002%       8.50       8.50      316,461          2,688,728      0.58%      0.58%
             2010                     1.002%     1.002%       8.45       8.45      217,056          1,833,468     13.31%     13.31%
             2009                     1.002%     1.002%       7.45       7.45      135,174          1,007,714     24.53%     24.53%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA DEVELOPED INTERNATIONAL 150 SERVICE CLASS
             2013     2.30%
             2012     2.43%
             2011     2.48%
             2010     1.04%
             2009     1.28%
LVIP SSGA EMERGING MARKETS 100 STANDARD CLASS
             2013     2.21%
             2012     2.56%
             2011     2.46%
             2010     1.42%
             2009     1.87%
LVIP SSGA EMERGING MARKETS 100 SERVICE CLASS
             2013     2.28%
             2012     2.58%
             2011     2.57%
             2010     1.31%
             2009     2.34%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM STANDARD CLASS
             2013     1.87%
             2012     3.35%
             2011     1.29%
             2010     1.03%
             2009     6.89%
LVIP SSGA GLOBAL TACTICAL ALLOCATION RPM SERVICE CLASS
             2013     1.80%
             2012     3.26%
             2011     1.09%
             2010     0.86%
             2009     7.12%
LVIP SSGA INTERNATIONAL INDEX STANDARD CLASS
             2013     1.81%
             2012     2.18%
             2011     1.06%
             2010     1.84%
             2009     2.19%
LVIP SSGA INTERNATIONAL INDEX SERVICE CLASS
             2013     1.63%
             2012     1.82%
             2011     1.20%
             2010     1.46%
             2009     2.36%
LVIP SSGA LARGE CAP 100 SERVICE CLASS
             2013     2.86%
             2012     0.82%
             2011     1.46%
             2010     1.29%
             2009     1.37%
LVIP SSGA S&P 500 INDEX STANDARD CLASS
             2013     2.34%
             2012     0.97%
             2011     0.90%
             2010     1.16%
             2009     1.60%
LVIP SSGA S&P 500 INDEX SERVICE CLASS
             2013     1.96%
             2012     0.84%
             2011     0.74%
             2010     1.10%
             2009     1.48%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                      MINIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT         UNITS                           TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
             2013                     1.002%     2.152%     $12.85    $ 22.36     3,850,953   $     53,398,877     34.97%
             2012                     1.002%     2.152%       9.71      16.53       622,031          6,321,743     13.65%
             2011                     1.002%     1.952%       8.53       8.85       613,138          5,431,286     -6.27%
             2010                     1.002%     1.802%       9.27       9.37       739,338          6,925,628     24.56%
             2009                     1.002%     1.302%       7.44       7.50       513,407          3,849,989     24.39%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
             2013                     1.000%     2.600%      12.27      13.64       905,431         12,322,441     34.04%
             2012                     1.000%     2.600%       9.16      10.02       287,342          2,862,921     12.64%
             2011                     1.000%     2.600%       8.13       8.75       292,747          2,551,718     -7.25%
             2010                     1.000%     2.600%       8.76       9.28       270,373          2,502,715     22.65%
             2009                     1.000%     2.600%       7.30       7.45       163,686          1,217,902     23.46%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
             2013                     1.000%     1.800%      18.89      19.75        36,583            718,834     31.76%
             2012                     1.000%     1.800%      14.34      14.87        39,199            580,939     11.52%
             2011                     1.000%     1.800%      12.86      13.22        44,574            588,073     -4.20%
             2010                     1.000%     1.800%      13.44      13.69        40,100            548,754     25.22%
             2009         1/13/09     1.000%     1.750%      10.73      10.85        32,454            352,192     32.43%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
             2013                     1.000%     2.150%      13.46      21.75        46,148            673,037     35.75%
             2012                     1.000%     2.150%       9.91      15.99        61,432            652,411     15.51%
             2011                     1.000%     2.150%       8.58       9.05        55,168            502,505     -3.98%
             2010                     1.000%     2.150%       8.94       9.32        45,210            420,139     13.96%
             2009                     1.000%     2.150%       8.02       8.08        43,499            350,970     40.89%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
             2013                     1.000%     2.152%       2.76      28.31    61,482,076        178,810,716     31.93%
             2012                     1.000%     2.152%       2.07      21.39    66,453,089        144,897,203     13.83%
             2011                     1.000%     2.152%       1.80      18.72    75,107,179        142,177,247     -5.72%
             2010                     1.000%     1.950%       1.90      19.83    83,519,521        165,991,250     26.08%
             2009                     1.000%     1.802%       1.50      15.73    90,627,212        141,672,810     43.73%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
             2013                     1.002%     1.002%      21.96      21.96       468,214         10,284,111     33.12%
             2012                     1.002%     1.002%      16.50      16.50       412,652          6,808,778     14.86%
             2011                     1.002%     1.002%      14.37      14.37       388,013          5,574,005     -5.07%
             2010                     1.002%     1.002%      15.13      15.13       328,962          4,978,146     26.78%
             2009                     1.002%     1.002%      11.94      11.94       261,926          3,126,346     44.51%
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
             2013                     1.000%     2.600%      10.36      10.92        23,765            252,964     17.50%
             2012                     1.000%     1.800%       8.82       9.22        37,470            342,104     18.76%
             2011                     1.000%     1.800%       7.42       7.70        38,986            298,021     -5.06%
             2010                     1.000%     1.800%       7.83       8.05        36,052            288,617      4.46%
             2009                     1.000%     1.750%       7.50       7.65        32,479            247,647     25.59%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
             2013                     0.550%     2.600%       3.37      20.11    77,346,690        274,429,063     22.83%
             2012                     0.550%     2.152%       2.72      16.31    86,510,764        246,945,667     13.91%
             2011                     0.550%     2.152%       2.37      14.27    97,750,756        242,129,354     -7.69%
             2010                     0.550%     2.150%       2.54      15.40   110,441,528        292,870,274      8.98%
             2009                     0.550%     2.150%       2.31      14.08   123,185,079        296,244,494     36.05%
LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
             2013                     1.002%     1.002%      16.71      16.71       140,719          2,351,483     23.93%
             2012                     1.002%     1.002%      13.48      13.48       141,498          1,907,866     14.95%
             2011                     1.002%     1.002%      11.73      11.73       126,905          1,488,624     -6.86%
             2010                     1.002%     1.002%      12.59      12.59       116,723          1,470,092      9.97%
             2009                     1.002%     1.002%      11.45      11.45       116,208          1,330,936     36.79%
LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
             2013                     1.002%     1.302%      13.65      13.76       445,721          6,132,409     28.52%
             2012                     1.002%     1.302%      10.62      10.67       238,160          2,541,991     13.39%
             2011         5/17/11     1.002%     1.302%       9.37       9.39        69,801            655,060     -5.98%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSGA SMALL-CAP INDEX STANDARD CLASS
             2013    36.53%      1.13%
             2012    14.74%      0.73%
             2011    -5.51%      0.31%
             2010    24.93%      0.56%
             2009    24.77%      0.76%
LVIP SSGA SMALL-CAP INDEX SERVICE CLASS
             2013    36.20%      0.72%
             2012    14.46%      0.45%
             2011    -5.75%      0.10%
             2010    24.62%      0.36%
             2009    24.46%      0.69%
LVIP SSGA SMALL-MID CAP 200 SERVICE CLASS
             2013    32.82%      2.44%
             2012    12.41%      2.23%
             2011    -3.43%      1.42%
             2010    26.16%      1.55%
             2009    59.58%      2.82%
LVIP T. ROWE PRICE GROWTH STOCK SERVICE CLASS
             2013    37.32%      0.00%
             2012    16.84%      0.00%
             2011    -2.87%      0.00%
             2010    15.28%      0.00%
             2009    41.31%      0.00%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH STANDARD CLASS
             2013    33.45%      0.00%
             2012    15.15%      0.00%
             2011    -4.82%      0.00%
             2010    27.09%      0.00%
             2009    44.89%      0.10%
LVIP T. ROWE PRICE STRUCTURED MID-CAP GROWTH SERVICE CLASS
             2013    33.12%      0.00%
             2012    14.86%      0.00%
             2011    -5.07%      0.00%
             2010    26.78%      0.00%
             2009    44.51%      0.00%
LVIP TEMPLETON GROWTH RPM SERVICE CLASS
             2013    18.44%      0.98%
             2012    19.71%      1.75%
             2011    -4.30%      1.96%
             2010     5.25%      1.69%
             2009    26.53%      1.77%
LVIP UBS LARGE CAP GROWTH RPM STANDARD CLASS
             2013    24.81%      0.00%
             2012    15.75%      0.00%
             2011    -6.20%      0.21%
             2010    10.74%      0.72%
             2009    37.77%      0.85%
LVIP UBS LARGE CAP GROWTH RPM SERVICE CLASS
             2013    23.93%      0.00%
             2012    14.95%      0.00%
             2011    -6.86%      0.00%
             2010     9.97%      0.52%
             2009    36.79%      0.93%
LVIP VANGUARD DOMESTIC EQUITY ETF SERVICE CLASS
             2013    28.90%      1.22%
             2012    13.73%      1.68%
             2011     0.74%      0.79%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                      MINIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT         UNITS                           TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)     OUTSTANDING         NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
             2013                     1.002%     1.302%     $11.09    $ 11.18       327,020   $      3,657,166     12.97%
             2012                     1.002%     1.302%       9.87       9.87       196,233          1,936,559     17.85%
             2011         5/17/11     1.002%     1.002%       8.37       8.37        62,336            521,993    -16.44%
MFS VIT CORE EQUITY INITIAL CLASS
             2013                     1.000%     1.000%      16.98      16.98           663             11,262     33.26%
             2012                     1.000%     1.000%      12.74      12.74           693              8,832     15.07%
             2011                     1.000%     1.000%      11.07      11.07           720              7,972     -2.00%
             2010                     1.000%     1.000%      11.30      11.30           751              8,480     16.05%
             2009                     1.000%     1.000%       9.73       9.73           785              7,639     31.11%
MFS VIT TOTAL RETURN INITIAL CLASS
             2013                     1.000%     2.150%      16.42      18.04        90,097          1,605,159     16.52%
             2012                     1.000%     2.150%      14.04      15.43       112,520          1,699,843      8.89%
             2011                     1.000%     2.150%      12.84      14.12       119,022          1,633,681     -0.39%
             2010                     1.000%     2.150%      12.84      14.12       144,923          1,970,440      7.59%
             2009                     1.000%     2.150%      11.89      13.08       137,285          1,722,113     15.92%
MFS VIT UTILITIES INITIAL CLASS
             2013                     1.000%     2.600%       2.48      44.72    66,951,059        178,747,726     17.43%
             2012                     1.000%     2.600%       2.09      37.78    74,117,662        165,775,160     10.57%
             2011                     1.000%     2.600%       1.86      33.90    86,143,351        171,274,491      4.04%
             2010                     1.000%     2.600%       1.77      32.32    94,799,023        177,937,825     10.89%
             2009                     1.000%     2.600%       1.57      28.92   113,649,833        189,174,002     29.80%
MFS VIT UTILITIES SERVICE CLASS
             2013                     1.002%     1.002%      30.77      30.77     1,147,302         35,300,132     19.02%
             2012                     1.002%     1.002%      25.85      25.85     1,161,080         30,016,013     12.08%
             2011                     1.002%     1.002%      23.06      23.06     1,134,733         26,172,207      5.44%
             2010                     1.002%     1.002%      21.87      21.87     1,104,759         24,165,411     12.38%
             2009                     1.002%     1.002%      19.46      19.46     1,007,078         19,602,196     31.54%
NB AMT LARGE CAP VALUE I CLASS
             2013                     0.550%     0.550%       1.95       1.95         7,330             14,322     30.42%
             2012                     0.550%     0.550%       1.50       1.50        17,462             26,161     15.96%
             2011                     0.550%     0.550%       1.29       1.29        42,857             55,370    -11.84%
             2010                     0.550%     0.550%       1.47       1.47        44,075             64,596     15.03%
             2009                     0.550%     0.550%       1.27       1.27        18,717             23,847     55.22%
NB AMT MID CAP GROWTH I CLASS
             2013                     0.550%     0.550%       2.37       2.37        33,521             79,561     31.89%
             2012                     0.550%     2.600%       1.57      21.49    59,349,440        108,181,521      9.53%
             2011                     0.550%     2.600%       1.42      19.47    69,354,305        112,166,765     -2.11%
             2010                     0.550%     2.600%       1.43      19.73    79,759,166        127,939,637     25.79%
             2009                     0.550%     2.600%       1.12      15.56    86,976,558        107,883,375     28.22%
NB AMT MID CAP INTRINSIC VALUE I CLASS
             2013                     1.000%     2.250%      24.16      27.17         8,104            209,486     34.01%
             2012                     1.000%     2.250%      17.94      20.18         8,197            156,481     12.96%
             2011                     1.000%     2.250%      15.81      17.79        12,231            205,845     -8.58%
             2010                     1.000%     2.250%      17.20      19.37        12,853            234,625     23.38%
             2009                     1.000%     2.250%      13.87      15.63        22,599            330,005     43.30%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
             2013                     1.000%     2.250%      11.72      12.42         7,083             87,628    -16.62%
             2012                     1.000%     2.250%      14.06      14.71         8,812            129,226      2.79%
             2011                     1.000%     2.250%      14.02      14.13         9,411            132,731     -8.74%
             2010                     1.000%     1.300%      15.44      15.44         8,473            130,450     23.01%
             2009          7/2/09     1.000%     1.000%      12.55      12.55         2,992             37,552     22.90%
PIMCO VIT TOTAL RETURN ADMINISTRATIVE CLASS
             2013                     1.002%     2.302%      10.25      10.56     1,577,018         16,645,869     -4.05%
             2012                     1.002%     2.152%      10.83      10.88     1,546,344         16,821,289      8.17%
             2011         5/16/11     1.002%     1.302%      10.01      10.03       560,503          5,620,061     -0.02%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP VANGUARD INTERNATIONAL EQUITY ETF SERVICE CLASS
             2013    13.32%      2.33%
             2012    17.85%      5.08%
             2011   -16.44%      0.00%
MFS VIT CORE EQUITY INITIAL CLASS
             2013    33.26%      0.99%
             2012    15.07%      0.78%
             2011    -2.00%      0.96%
             2010    16.05%      1.09%
             2009    31.11%      1.41%
MFS VIT TOTAL RETURN INITIAL CLASS
             2013    17.86%      1.76%
             2012    10.15%      2.79%
             2011     0.76%      2.36%
             2010     8.84%      3.02%
             2009    16.85%      3.66%
MFS VIT UTILITIES INITIAL CLASS
             2013    19.32%      2.32%
             2012    12.36%      6.67%
             2011     5.72%      3.17%
             2010    12.68%      3.25%
             2009    31.89%      4.98%
MFS VIT UTILITIES SERVICE CLASS
             2013    19.02%      2.12%
             2012    12.08%      6.50%
             2011     5.44%      3.06%
             2010    12.38%      2.90%
             2009    31.54%      4.38%
NB AMT LARGE CAP VALUE I CLASS
             2013    30.42%      1.22%
             2012    15.96%      0.44%
             2011   -11.84%      0.00%
             2010    15.03%      0.74%
             2009    55.22%      2.69%
NB AMT MID CAP GROWTH I CLASS
             2013    31.89%      0.00%
             2012    11.80%      0.00%
             2011    -0.08%      0.00%
             2010    28.39%      0.00%
             2009    30.88%      0.00%
NB AMT MID CAP INTRINSIC VALUE I CLASS
             2013    35.69%      1.24%
             2012    14.38%      0.52%
             2011    -7.43%      0.66%
             2010    24.93%      0.66%
             2009    45.10%      1.74%
PIMCO VIT COMMODITYREALRETURN STRATEGY ADVISOR CLASS
             2013   -15.56%      1.68%
             2012     4.08%      2.41%
             2011    -8.46%     13.85%
             2010    23.01%     15.50%
             2009    22.90%      5.48%
PIMCO VIT TOTAL RETURN ADMINISTRATIVE CLASS
             2013    -2.94%      2.20%
             2012     8.50%      2.54%
             2011     0.27%      1.78%

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                    MINIMUM    MAXIMUM    MINIMUM   MAXIMUM                                    MINIMUM    MAXIMUM
                   COMMENCEMENT     FEE        FEE        UNIT      UNIT       UNITS                           TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)          RATE(2)    RATE(2)    VALUE(3)  VALUE(3)   OUTSTANDING         NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
             2013                     1.000%     1.750%     $18.26    $ 18.93       4,854   $         90,923     39.84%     40.25%
             2012                     1.000%     1.300%      13.06      13.50       5,753             77,456     20.68%     21.05%
             2011                     1.000%     1.300%      10.82      11.15       6,463             71,925     -2.45%     -2.16%
             2010                     1.000%     1.300%      11.10      11.40       8,177             92,910      1.14%      1.45%
             2009                     1.000%     1.300%      10.97      11.24       8,874             99,442     24.38%     24.75%
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE CLASS 2
             2013                     1.000%     1.750%      15.13      16.51      14,283            227,712     28.04%     29.01%
             2012                     1.000%     1.750%      11.82      12.80      14,533            179,831     17.40%     18.28%
             2011                     1.000%     1.800%      10.07      10.82      15,528            166,828     -3.85%     -3.13%
             2010                     1.000%     1.750%      10.47      11.17      11,884            129,437     11.85%     12.70%
             2009                     1.000%     1.750%       9.36       9.91      10,584            102,244     14.83%     15.70%
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH CLASS 2
             2010                     0.000%     0.000%         --         --          --                 --      0.00%      0.00%
             2009                     1.000%     1.750%       9.18       9.72      16,370            156,912     40.89%     41.95%
WELLS FARGO ADVANTAGE VT OMEGA GROWTH CLASS 2
             2013                     1.000%     1.800%      15.66      20.64       7,333            125,243     37.39%     38.49%
             2012                     1.000%     1.800%      11.39      15.02       7,418             91,663     18.25%     19.19%
             2011                     1.000%     1.800%       9.63      10.35      11,603            118,249     -7.18%     -6.48%
             2010         7/16/10     1.000%     1.750%      10.37      11.07       9,034             97,117     25.89%     26.32%
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH CLASS 2
             2013                     1.000%     1.750%      24.22      26.43      12,057            313,117     47.63%     48.74%
             2012                     1.000%     1.750%      16.41      17.77      16,182            282,742      6.00%      6.80%
             2011                     1.000%     1.750%      15.48      16.64      19,481            320,040     -6.25%     -5.55%
             2010                     1.000%     1.750%      16.51      17.61      27,081            472,081     24.58%     25.51%
             2009                     1.000%     1.750%      13.25      14.03      31,231            435,575     50.00%     51.13%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE CLASS IB
             2013     1.11%
             2012     1.32%
             2011     0.88%
             2010     1.86%
             2009     0.00%
WELLS FARGO ADVANTAGE VT INTRINSIC VALUE CLASS 2
             2013     1.02%
             2012     1.34%
             2011     0.57%
             2010     0.83%
             2009     2.05%
WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH CLASS 2
             2010     0.66%
             2009     0.45%
WELLS FARGO ADVANTAGE VT OMEGA GROWTH CLASS 2
             2013     0.14%
             2012     0.00%
             2011     0.00%
             2010     0.00%
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH CLASS 2
             2013     0.00%
             2012     0.00%
             2011     0.00%
             2010     0.00%
             2009     0.00%


(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

4. PURCHASES AND SALES OF INVESTMENTS



The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2013:


                                                                                                       AGGREGATE       AGGREGATE
                                                                                                       COST OF         PROCEEDS
                                                                                                       PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                               $       436,852  $     4,511,412
ABVPSF Growth and Income Class B                                                                          1,871,678       39,879,268
ABVPSF International Value Class B                                                                           10,961           46,374
ABVPSF Small/Mid Cap Value Class A                                                                          248,413          458,997
American Century VP Inflation Protection Class I                                                          2,053,382       34,679,215
American Century VP Inflation Protection Class II                                                         1,940,654        7,799,332
American Century VP International Class I                                                                    53,740           27,988
American Funds Global Growth Class 2                                                                      5,361,509        8,334,830
American Funds Growth Class 2                                                                             6,803,260       63,959,302
American Funds Growth-Income Class 2                                                                      7,584,429       16,875,143
American Funds International Class 2                                                                      5,148,360       24,929,665
BlackRock Global Allocation V.I. Class I                                                                  3,882,632        3,996,371
BlackRock Global Allocation V.I. Class III                                                                2,760,992        1,633,303
Delaware VIP Diversified Income Standard Class                                                            6,978,035       37,527,750
Delaware VIP Diversified Income Service Class                                                             4,570,844        6,329,389
Delaware VIP Emerging Markets Service Class                                                                 241,729          568,348
Delaware VIP High Yield Standard Class                                                                    9,626,877       10,092,839
Delaware VIP High Yield Service Class                                                                     2,980,350        1,473,291
Delaware VIP Limited-Term Diversified Income Service Class                                                  509,797          511,807
Delaware VIP REIT Standard Class                                                                          4,231,963       21,735,926
Delaware VIP REIT Service Class                                                                           1,576,774        1,607,751
Delaware VIP Small Cap Value Service Class                                                               14,977,894       23,390,686
Delaware VIP Smid Cap Growth Standard Class                                                              17,597,356       25,730,358
Delaware VIP Smid Cap Growth Service Class                                                                2,872,643        1,142,455
Delaware VIP U.S. Growth Service Class                                                                       37,245           11,288
Delaware VIP Value Standard Class                                                                        10,591,320       11,565,396
Delaware VIP Value Service Class                                                                          2,780,795        1,135,520
DWS Alternative Asset Allocation VIP Class A                                                              1,289,016        1,579,172
DWS Alternative Asset Allocation VIP Class B                                                                506,207          283,419
DWS Equity 500 Index VIP Class A                                                                          7,748,781      187,853,857
DWS Equity 500 Index VIP Class B                                                                          1,864,691       19,995,030
DWS Small Cap Index VIP Class A                                                                           3,262,025       42,575,868
DWS Small Cap Index VIP Class B                                                                             734,368        7,452,438
Fidelity VIP Contrafund Service Class                                                                     3,478,228       26,902,249
Fidelity VIP Contrafund Service Class 2                                                                   3,194,433        2,676,696
Fidelity VIP Growth Service Class                                                                         3,599,404        9,603,925
Fidelity VIP Growth Service Class 2                                                                       1,479,064          933,071
Fidelity VIP Mid Cap Service Class 2                                                                        418,944          545,865
FTVIPT Franklin Income Securities Class 2                                                                   563,899          520,992
FTVIPT Mutual Shares Securities Class 2                                                                      79,633          359,073
FTVIPT Templeton Global Bond Securities Class 2                                                             839,615          977,292
Invesco V.I. Core Equity Series I                                                                             9,918            9,939
Invesco V.I. International Growth Series I                                                                   20,975            1,394
Janus Aspen Global Research Institutional Class                                                              44,442           17,507
LVIP Baron Growth Opportunities Service Class                                                            26,236,568       12,289,102
LVIP BlackRock Equity Dividend RPM Standard Class                                                         4,331,799       38,646,238
LVIP BlackRock Equity Dividend RPM Service Class                                                            588,074        1,016,746
LVIP BlackRock Inflation Protected Bond Standard Class                                                   32,662,784        8,217,043
LVIP BlackRock Inflation Protected Bond Service Class                                                     6,619,200          914,865
LVIP Capital Growth Service Class                                                                             2,364            4,444
LVIP Clarion Global Real Estate Standard Class                                                            2,443,473        2,856,428
LVIP Clarion Global Real Estate Service Class                                                               811,498          555,071
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                                         26,936           45,718
LVIP Delaware Bond Standard Class                                                                         7,895,409       56,541,126
LVIP Delaware Bond Service Class                                                                          2,109,568        4,135,856
LVIP Delaware Diversified Floating Rate Service Class                                                     4,510,787          648,363
LVIP Delaware Foundation Aggressive Allocation Standard Class                                             2,383,163       16,455,559

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                                                                                       AGGREGATE       AGGREGATE
                                                                                                       COST OF         PROCEEDS
                                                                                                       PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
LVIP Delaware Foundation Aggressive Allocation Service Class                                        $     1,540,286  $       460,648
LVIP Delaware Foundation Conservative Allocation Standard Class                                          11,995,906       34,514,402
LVIP Delaware Foundation Conservative Allocation Service Class                                              997,064          884,147
LVIP Delaware Foundation Moderate Allocation Standard Class                                               2,527,140          838,726
LVIP Delaware Foundation Moderate Allocation Service Class                                                2,410,653          169,892
LVIP Delaware Growth and Income Standard Class                                                           44,208,873      116,633,735
LVIP Delaware Growth and Income Service Class                                                               851,036          795,235
LVIP Delaware Social Awareness Standard Class                                                            16,736,532       61,054,088
LVIP Delaware Social Awareness Service Class                                                              1,883,987        1,103,050
LVIP Delaware Special Opportunities Standard Class                                                       45,078,370       51,420,237
LVIP Delaware Special Opportunities Service Class                                                         4,333,592        1,471,873
LVIP Global Income Standard Class                                                                         1,929,974        2,728,244
LVIP Global Income Service Class                                                                            908,480          526,233
LVIP JPMorgan Mid Cap Value RPM Service Class                                                                 9,467          134,185
LVIP Managed Risk Profile 2010 Standard Class                                                               400,639        1,307,042
LVIP Managed Risk Profile 2010 Service Class                                                                387,829          271,834
LVIP Managed Risk Profile 2020 Standard Class                                                             3,236,058        3,094,690
LVIP Managed Risk Profile 2020 Service Class                                                              2,480,869        1,106,533
LVIP Managed Risk Profile 2030 Standard Class                                                             2,002,842        1,442,488
LVIP Managed Risk Profile 2030 Service Class                                                              2,917,277        1,106,987
LVIP Managed Risk Profile 2040 Standard Class                                                               496,827          426,581
LVIP Managed Risk Profile 2040 Service Class                                                              2,903,704          765,290
LVIP Managed Risk Profile 2050 Standard Class                                                               590,153          424,222
LVIP Managed Risk Profile 2050 Service Class                                                                978,112           95,362
LVIP Managed Risk Profile Conservative Standard Class                                                     3,337,891        7,340,717
LVIP Managed Risk Profile Conservative Service Class                                                      3,153,102        2,381,411
LVIP Managed Risk Profile Growth Standard Class                                                           1,785,418        5,698,784
LVIP Managed Risk Profile Growth Service Class                                                            3,581,269        2,859,831
LVIP Managed Risk Profile Moderate Standard Class                                                         4,206,945       10,388,466
LVIP Managed Risk Profile Moderate Service Class                                                          4,807,882        3,056,016
LVIP MFS International Growth Service Class                                                                  78,036           58,573
LVIP MFS Value Service Class                                                                                263,064          474,640
LVIP Mid-Cap Value Service Class                                                                             68,274          114,026
LVIP Mondrian International Value Standard Class                                                          5,868,560       27,663,429
LVIP Mondrian International Value Service Class                                                           1,533,495        1,164,724
LVIP Money Market Standard Class                                                                         17,795,749       23,907,148
LVIP Money Market Service Class                                                                           3,001,052        3,214,715
LVIP SSgA Bond Index Standard Class                                                                         803,456        2,458,761
LVIP SSgA Bond Index Service Class                                                                          563,182          708,429
LVIP SSgA Developed International 150 Service Class                                                           7,963           25,080
LVIP SSgA Emerging Markets 100 Standard Class                                                             3,144,058        4,998,086
LVIP SSgA Emerging Markets 100 Service Class                                                              1,730,449          513,618
LVIP SSgA Global Tactical Allocation RPM Standard Class                                                     790,536        2,753,089
LVIP SSgA Global Tactical Allocation RPM Service Class                                                    1,587,935        2,065,630
LVIP SSgA International Index Standard Class                                                              1,144,707          696,319
LVIP SSgA International Index Service Class                                                                 991,442          252,550
LVIP SSgA Large Cap 100 Service Class                                                                       115,732           17,726
LVIP SSgA S&P 500 Index Standard Class                                                                  324,631,149       29,184,555
LVIP SSgA S&P 500 Index Service Class                                                                    41,700,450        2,582,401
LVIP SSgA Small-Cap Index Standard Class                                                                 44,079,859        5,452,210
LVIP SSgA Small-Cap Index Service Class                                                                   8,218,847          954,408
LVIP SSgA Small-Mid Cap 200 Service Class                                                                   121,308          109,020
LVIP T. Rowe Price Growth Stock Service Class                                                                10,460          194,389
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                               3,049,000       17,300,566
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                                1,693,311          594,498
LVIP Templeton Growth RPM Service Class                                                                      36,072          172,676
LVIP UBS Large Cap Growth RPM Standard Class                                                                175,834       32,089,027
LVIP UBS Large Cap Growth RPM Service Class                                                                 310,466          342,184
LVIP Vanguard Domestic Equity ETF Service Class                                                           3,263,798          700,765
LVIP Vanguard International Equity ETF Service Class                                                      2,164,057          749,175
MFS VIT Core Equity Initial Class                                                                               100              545

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                                                                                       AGGREGATE       AGGREGATE
                                                                                                       COST OF         PROCEEDS
                                                                                                       PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return Initial Class                                                                  $        96,402  $       446,025
MFS VIT Utilities Initial Class                                                                          10,630,941       23,045,993
MFS VIT Utilities Service Class                                                                           3,028,659        2,433,720
NB AMT Large Cap Value I Class                                                                                  546           19,348
NB AMT Mid Cap Growth I Class                                                                               111,797      124,288,141
NB AMT Mid Cap Intrinsic Value I Class                                                                       10,382           12,359
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                                         15,732           36,946
PIMCO VIT Total Return Administrative Class                                                               6,094,241        5,427,662
Putnam VT Global Health Care Class IB                                                                        13,130           24,211
Wells Fargo Advantage VT Intrinsic Value Class 2                                                             17,382           20,521
Wells Fargo Advantage VT Omega Growth Class 2                                                                16,873           10,724
Wells Fargo Advantage VT Small Cap Growth Class 2                                                            21,879           92,986


5. INVESTMENTS

The following is a summary of investments owned at December 31, 2013:


                                                                                         NET
                                                                             SHARES      ASSET        FAIR VALUE
                                                                             OWNED       VALUE        OF SHARES       COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                        1,117,820  $  20.18  $      22,557,610  $    17,777,899
ABVPSF Growth and Income Class B                                                    18     27.49                489              451
ABVPSF International Value Class B                                              11,021     14.86            163,768          170,194
ABVPSF Small/Mid Cap Value Class A                                              41,394     22.89            947,516          668,921
American Century VP Inflation Protection Class I                                 2,113     10.48             22,146           22,630
American Century VP Inflation Protection Class II                              847,977     10.45          8,861,364        9,344,548
American Century VP International Class I                                        6,289     10.74             67,543           55,456
American Funds Global Growth Class 2                                         3,740,736     29.92        111,922,821       77,939,507
American Funds Growth Class 2                                                8,820,445     77.94        687,465,447      474,287,023
American Funds Growth-Income Class 2                                         5,223,561     50.40        263,267,475      189,009,314
American Funds International Class 2                                        13,022,445     21.15        275,424,718      222,779,904
BlackRock Global Allocation V.I. Class I                                     1,536,684     17.61         27,061,000       23,971,032
BlackRock Global Allocation V.I. Class III                                     903,592     15.58         14,077,971       12,996,723
Delaware VIP Diversified Income Standard Class                              12,474,455     10.53        131,356,009      124,370,898
Delaware VIP Diversified Income Service Class                                5,049,596     10.47         52,869,271       52,159,895
Delaware VIP Emerging Markets Service Class                                    121,743     21.40          2,605,304        2,349,108
Delaware VIP High Yield Standard Class                                       7,326,541      6.19         45,351,291       41,259,723
Delaware VIP High Yield Service Class                                        1,868,905      6.17         11,531,143       10,648,181
Delaware VIP Limited-Term Diversified Income Service Class                     248,596      9.79          2,433,756        2,462,917
Delaware VIP REIT Standard Class                                             9,252,226     12.14        112,322,021      117,237,498
Delaware VIP REIT Service Class                                              1,466,934     12.12         17,779,243       17,242,164
Delaware VIP Small Cap Value Service Class                                   6,254,430     41.58        260,059,203      164,964,898
Delaware VIP Smid Cap Growth Standard Class                                  8,678,378     32.39        281,092,660      179,914,782
Delaware VIP Smid Cap Growth Service Class                                     604,260     31.33         18,931,475       13,197,293
Delaware VIP U.S. Growth Service Class                                          13,561     12.95            175,621          117,777
Delaware VIP Value Standard Class                                            6,246,845     26.09        162,980,171      111,602,066
Delaware VIP Value Service Class                                               898,591     26.03         23,390,312       16,336,767
DWS Alternative Asset Allocation VIP Class A                                   268,263     13.75          3,688,622        3,625,506
DWS Alternative Asset Allocation VIP Class B                                   141,048     13.74          1,937,998        1,910,674
DWS Equity 500 Index VIP Class A                                                 6,858     19.01            130,361           90,875
DWS Small Cap Index VIP Class A                                                 91,263     17.69          1,614,450        1,137,542
DWS Small Cap Index VIP Class B                                                    150     17.68              2,650            2,533
Fidelity VIP Contrafund Service Class                                        7,067,989     34.24        242,007,939      182,569,715
Fidelity VIP Contrafund Service Class 2                                      1,775,924     33.77         59,972,947       43,644,094
Fidelity VIP Growth Service Class                                            1,300,460     57.00         74,126,216       56,820,414
Fidelity VIP Growth Service Class 2                                            178,963     56.57         10,123,955        6,632,924
Fidelity VIP Mid Cap Service Class 2                                            84,054     35.60          2,992,307        2,456,403
FTVIPT Franklin Income Securities Class 2                                      155,631     16.07          2,500,992        2,302,554
FTVIPT Mutual Shares Securities Class 2                                         94,975     21.63          2,054,309        1,539,481
FTVIPT Templeton Global Bond Securities Class 2                                267,896     18.60          4,982,859        4,715,899

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                                                                         NET
                                                                             SHARES      ASSET        FAIR VALUE
                                                                             OWNED       VALUE        OF SHARES       COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Series I                                                1,098  $  38.43  $          42,202  $        28,668
Invesco V.I. International Growth Series I                                       2,370     35.32             83,718           58,454
Janus Aspen Global Research Institutional Class                                  7,879     38.99            307,201          232,285
LVIP Baron Growth Opportunities Service Class                                4,519,543     45.20        204,287,862      120,712,539
LVIP BlackRock Equity Dividend RPM Standard Class                           17,694,256     17.46        308,853,230      274,118,402
LVIP BlackRock Equity Dividend RPM Service Class                               456,633     17.43          7,960,936        6,669,599
LVIP BlackRock Inflation Protected Bond Standard Class                       2,253,393     10.19         22,959,818       25,323,200
LVIP BlackRock Inflation Protected Bond Service Class                          526,906     10.16          5,355,467        5,872,039
LVIP Capital Growth Service Class                                                1,434     37.38             53,594           38,783
LVIP Clarion Global Real Estate Standard Class                               1,199,721      8.78         10,531,151        8,994,179
LVIP Clarion Global Real Estate Service Class                                  517,436      8.68          4,491,861        3,693,327
LVIP Columbia Small-Mid Cap Growth RPM Service Class                            24,112     13.40            323,078          267,518
LVIP Delaware Bond Standard Class                                           19,175,551     13.47        258,217,967      244,996,450
LVIP Delaware Bond Service Class                                             1,835,794     13.47         24,720,801       24,504,359
LVIP Delaware Diversified Floating Rate Service Class                          506,982     10.14          5,139,280        5,136,999
LVIP Delaware Foundation Aggressive Allocation Standard Class                8,100,204     15.63        126,598,095      103,333,425
LVIP Delaware Foundation Aggressive Allocation Service Class                   388,476     15.62          6,067,997        5,025,758
LVIP Delaware Foundation Conservative Allocation Standard Class             16,228,229     15.26        247,610,319      235,910,570
LVIP Delaware Foundation Conservative Allocation Service Class                 384,730     15.26          5,870,211        5,564,435
LVIP Delaware Foundation Moderate Allocation Standard Class                    353,025     15.88          5,605,329        5,096,671
LVIP Delaware Foundation Moderate Allocation Service Class                     322,985     16.20          5,231,719        4,796,308
LVIP Delaware Growth and Income Standard Class                              25,493,498     42.18      1,075,366,722      775,859,693
LVIP Delaware Growth and Income Service Class                                  151,326     42.11          6,371,883        4,693,849
LVIP Delaware Social Awareness Standard Class                               13,573,243     42.84        581,491,306      405,905,187
LVIP Delaware Social Awareness Service Class                                   403,613     42.74         17,250,402       12,751,280
LVIP Delaware Special Opportunities Standard Class                          11,667,955     41.37        482,726,628      363,013,526
LVIP Delaware Special Opportunities Service Class                              766,745     41.28         31,652,000       27,657,684
LVIP Global Income Standard Class                                              660,789     11.42          7,546,213        7,665,299
LVIP Global Income Service Class                                               360,223     11.41          4,108,339        4,168,855
LVIP JPMorgan Mid Cap Value RPM Service Class                                    8,363     14.47            120,978           87,333
LVIP Managed Risk Profile 2010 Standard Class                                  281,775     12.11          3,410,886        2,850,582
LVIP Managed Risk Profile 2010 Service Class                                   149,200     12.10          1,805,475        1,535,784
LVIP Managed Risk Profile 2020 Standard Class                                1,073,312     11.83         12,696,206       10,792,178
LVIP Managed Risk Profile 2020 Service Class                                   956,305     11.83         11,310,216        9,567,900
LVIP Managed Risk Profile 2030 Standard Class                                  630,083     11.93          7,519,410        6,390,202
LVIP Managed Risk Profile 2030 Service Class                                 1,094,749     11.93         13,063,643       10,912,277
LVIP Managed Risk Profile 2040 Standard Class                                  218,978     11.52          2,523,281        2,076,995
LVIP Managed Risk Profile 2040 Service Class                                 1,136,586     11.50         13,074,154       10,669,739
LVIP Managed Risk Profile 2050 Standard Class                                   27,091     11.05            299,460          284,541
LVIP Managed Risk Profile 2050 Service Class                                   130,237     11.03          1,436,778        1,292,098
LVIP Managed Risk Profile Conservative Standard Class                        1,542,161     13.62         21,008,861       18,216,669
LVIP Managed Risk Profile Conservative Service Class                         1,456,655     13.62         19,839,639       17,261,133
LVIP Managed Risk Profile Growth Standard Class                              2,021,673     13.29         26,868,029       23,276,918
LVIP Managed Risk Profile Growth Service Class                               3,518,641     13.29         46,769,772       39,446,251
LVIP Managed Risk Profile Moderate Standard Class                            2,923,949     13.82         40,394,353       34,421,439
LVIP Managed Risk Profile Moderate Service Class                             3,921,402     13.81         54,170,244       45,186,919
LVIP MFS International Growth Service Class                                     37,994     14.60            554,604          444,798
LVIP MFS Value Service Class                                                    68,429     34.53          2,362,565        1,506,599
LVIP Mid-Cap Value Service Class                                                16,627     21.17            352,019          211,479
LVIP Mondrian International Value Standard Class                            13,732,767     18.13        248,988,793      193,433,900
LVIP Mondrian International Value Service Class                              1,010,608     18.12         18,314,245       17,565,590
LVIP Money Market Standard Class                                             5,506,740     10.00         55,067,406       55,067,419
LVIP Money Market Service Class                                                703,669     10.00          7,036,688        7,036,686
LVIP SSgA Bond Index Standard Class                                            392,077     11.01          4,317,557        4,435,926
LVIP SSgA Bond Index Service Class                                             145,646     11.02          1,604,293        1,646,923
LVIP SSgA Developed International 150 Service Class                              8,463      9.49             80,351           66,268
LVIP SSgA Emerging Markets 100 Standard Class                                2,212,007      9.92         21,936,471       24,563,562
LVIP SSgA Emerging Markets 100 Service Class                                   651,989      9.92          6,465,779        7,216,512
LVIP SSgA Global Tactical Allocation RPM Standard Class                        778,293     11.78          9,171,399        8,633,548
LVIP SSgA Global Tactical Allocation RPM Service Class                       1,523,031     11.78         17,947,399       15,999,473
LVIP SSgA International Index Standard Class                                   270,653      9.46          2,559,838        2,185,251

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                                                                         NET
                                                                             SHARES      ASSET        FAIR VALUE
                                                                             OWNED       VALUE        OF SHARES       COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
LVIP SSgA International Index Service Class                                    180,618  $   9.46  $       1,708,643  $     1,471,856
LVIP SSgA Large Cap 100 Service Class                                           13,611     14.46            196,873          164,080
LVIP SSgA S&P 500 Index Standard Class                                      25,918,649     13.26        343,655,364      307,468,342
LVIP SSgA S&P 500 Index Service Class                                        3,663,123     13.26         48,584,001       42,796,105
LVIP SSgA Small-Cap Index Standard Class                                     1,998,027     26.72         53,391,274       44,542,297
LVIP SSgA Small-Cap Index Service Class                                        460,784     26.72         12,313,082        9,771,570
LVIP SSgA Small-Mid Cap 200 Service Class                                       46,723     15.39            718,980          554,956
LVIP T. Rowe Price Growth Stock Service Class                                   23,740     28.35            673,057          380,491
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                  8,534,173     20.94        178,731,183      118,113,006
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                     503,659     20.39         10,271,612        6,658,078
LVIP Templeton Growth RPM Service Class                                          7,435     34.03            252,974          203,139
LVIP UBS Large Cap Growth RPM Standard Class                                 9,286,295     29.56        274,456,454      191,431,041
LVIP UBS Large Cap Growth RPM Service Class                                     80,528     29.19          2,350,618        1,642,503
LVIP Vanguard Domestic Equity ETF Service Class                                456,545     13.42          6,126,376        5,073,006
LVIP Vanguard International Equity ETF Service Class                           356,118     10.27          3,656,619        3,303,484
MFS VIT Core Equity Initial Class                                                  478     23.56             11,262            6,731
MFS VIT Total Return Initial Class                                              68,486     23.44          1,605,313        1,303,459
MFS VIT Utilities Initial Class                                              5,607,716     31.88        178,773,967      142,504,229
MFS VIT Utilities Service Class                                              1,121,536     31.47         35,294,750       28,431,884
NB AMT Large Cap Value I Class                                                     952     15.04             14,322           11,774
NB AMT Mid Cap Growth I Class                                                    1,937     41.07             79,562           45,017
NB AMT Mid Cap Intrinsic Value I Class                                          12,790     16.38            209,493          171,858
PIMCO VIT CommodityRealReturn Strategy Advisor Class                            14,484      6.05             87,631          120,890
PIMCO VIT Total Return Administrative Class                                  1,515,178     10.98         16,636,652       17,302,083
Putnam VT Global Health Care Class IB                                            5,202     17.48             90,926           61,698
Wells Fargo Advantage VT Intrinsic Value Class 2                                12,068     18.87            227,720          179,490
Wells Fargo Advantage VT Omega Growth Class 2                                    3,891     32.19            125,247           86,924
Wells Fargo Advantage VT Small Cap Growth Class 2                               27,908     11.22            313,127          206,158


6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2013, is as follows:


                                                                                           UNITS       UNITS          NET INCREASE
                                                                                           ISSUED      REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                        731,631     (7,260,570)     (6,528,939)
ABVPSF Growth and Income Class B                                                             106,596     (2,579,991)     (2,473,395)
ABVPSF International Value Class B                                                               259         (6,090)         (5,831)
ABVPSF Small/Mid Cap Value Class A                                                             7,657        (16,916)         (9,259)
American Century VP Inflation Protection Class I                                              67,248     (2,697,367)     (2,630,119)
American Century VP Inflation Protection Class II                                             98,046       (601,026)       (502,980)
American Century VP International Class I                                                     35,563        (41,962)         (6,399)
American Funds Global Growth Class 2                                                         232,733       (381,446)       (148,713)
American Funds Growth Class 2                                                              1,397,327    (38,173,928)    (36,776,601)
American Funds Growth-Income Class 2                                                         340,548       (971,051)       (630,503)
American Funds International Class 2                                                       1,380,112    (14,623,667)    (13,243,555)
BlackRock Global Allocation V.I. Class I                                                     194,795       (270,410)        (75,615)
BlackRock Global Allocation V.I. Class III                                                   153,780       (113,996)         39,784
Delaware VIP Diversified Income Standard Class                                                69,443     (2,108,595)     (2,039,152)
Delaware VIP Diversified Income Service Class                                                174,326       (368,404)       (194,078)
Delaware VIP Emerging Markets Service Class                                                    8,240        (20,621)        (12,381)
Delaware VIP High Yield Standard Class                                                       358,746       (538,361)       (179,615)
Delaware VIP High Yield Service Class                                                        132,011        (81,295)         50,716
Delaware VIP Limited-Term Diversified Income Service Class                                    42,276        (39,708)          2,568
Delaware VIP REIT Standard Class                                                             688,688     (5,777,704)     (5,089,016)
Delaware VIP REIT Service Class                                                               69,203        (75,808)         (6,605)
Delaware VIP Small Cap Value Service Class                                                 1,191,718     (7,351,687)     (6,159,969)
Delaware VIP Smid Cap Growth Standard Class                                                1,216,671     (5,850,007)     (4,633,336)
Delaware VIP Smid Cap Growth Service Class                                                   105,653        (51,622)         54,031
Delaware VIP U.S. Growth Service Class                                                         2,263           (639)          1,624

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                                                                        UNITS         UNITS           NET INCREASE
                                                                                        ISSUED        REDEEMED        (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Value Standard Class                                                       2,813,817       (3,508,761)        (694,944)
Delaware VIP Value Service Class                                                          147,165          (62,238)          84,927
DWS Alternative Asset Allocation VIP Class A                                               91,504         (116,635)         (25,131)
DWS Alternative Asset Allocation VIP Class B                                               36,713          (21,292)          15,421
DWS Equity 500 Index VIP Class A                                                          796,957     (138,365,325)    (137,568,368)
DWS Equity 500 Index VIP Class B                                                           80,376       (1,248,643)      (1,168,267)
DWS Small Cap Index VIP Class A                                                           486,150      (18,622,818)     (18,136,668)
DWS Small Cap Index VIP Class B                                                            23,097         (426,090)        (402,993)
Fidelity VIP Contrafund Service Class                                                     859,099      (11,782,023)     (10,922,924)
Fidelity VIP Contrafund Service Class 2                                                   167,050         (136,936)          30,114
Fidelity VIP Growth Service Class                                                       2,932,264       (7,867,880)      (4,935,616)
Fidelity VIP Growth Service Class 2                                                       101,082          (58,123)          42,959
Fidelity VIP Mid Cap Service Class 2                                                        3,229          (28,910)         (25,681)
FTVIPT Franklin Income Securities Class 2                                                  30,798          (34,278)          (3,480)
FTVIPT Mutual Shares Securities Class 2                                                     3,231          (27,032)         (23,801)
FTVIPT Templeton Global Bond Securities Class 2                                            31,290          (49,668)         (18,378)
Invesco V.I. Core Equity Series I                                                             766             (766)              --
Invesco V.I. International Growth Series I                                                    917              (26)             891
Janus Aspen Global Research Institutional Class                                            30,901           (6,785)          24,116
LVIP Baron Growth Opportunities Service Class                                           3,383,365       (3,465,964)         (82,599)
LVIP BlackRock Equity Dividend RPM Standard Class                                          22,451       (9,071,267)      (9,048,816)
LVIP BlackRock Equity Dividend RPM Service Class                                           38,926          (71,806)         (32,880)
LVIP BlackRock Inflation Protected Bond Standard Class                                  3,191,793         (859,421)       2,332,372
LVIP BlackRock Inflation Protected Bond Service Class                                     651,307          (94,707)         556,600
LVIP Capital Growth Service Class                                                             191             (335)            (144)
LVIP Clarion Global Real Estate Standard Class                                            284,162         (310,397)         (26,235)
LVIP Clarion Global Real Estate Service Class                                              97,701          (64,425)          33,276
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                        2,156           (3,961)          (1,805)
LVIP Delaware Bond Standard Class                                                          42,153       (5,109,088)      (5,066,935)
LVIP Delaware Bond Service Class                                                          103,729         (264,598)        (160,869)
LVIP Delaware Diversified Floating Rate Service Class                                     453,194          (65,357)         387,837
LVIP Delaware Foundation Aggressive Allocation Standard Class                             122,248       (2,979,148)      (2,856,900)
LVIP Delaware Foundation Aggressive Allocation Service Class                               93,735          (27,964)          65,771
LVIP Delaware Foundation Conservative Allocation Standard Class                           400,809       (3,984,683)      (3,583,874)
LVIP Delaware Foundation Conservative Allocation Service Class                             60,579          (60,457)             122
LVIP Delaware Foundation Moderate Allocation Standard Class                               155,579          (54,544)         101,035
LVIP Delaware Foundation Moderate Allocation Service Class                                151,769          (11,241)         140,528
LVIP Delaware Growth and Income Standard Class                                             96,208       (6,457,130)      (6,360,922)
LVIP Delaware Growth and Income Service Class                                              41,274          (51,049)          (9,775)
LVIP Delaware Social Awareness Standard Class                                              80,388       (5,656,497)      (5,576,109)
LVIP Delaware Social Awareness Service Class                                               90,642          (62,556)          28,086
LVIP Delaware Special Opportunities Standard Class                                        135,714       (1,936,217)      (1,800,503)
LVIP Delaware Special Opportunities Service Class                                          90,596          (69,633)          20,963
LVIP Global Income Standard Class                                                         161,807         (223,298)         (61,491)
LVIP Global Income Service Class                                                           77,932          (43,117)          34,815
LVIP JPMorgan Mid Cap Value RPM Service Class                                                 893          (12,157)         (11,264)
LVIP Managed Risk Profile 2010 Standard Class                                              31,559          (94,001)         (62,442)
LVIP Managed Risk Profile 2010 Service Class                                               32,513          (22,702)           9,811
LVIP Managed Risk Profile 2020 Standard Class                                             280,715         (245,943)          34,772
LVIP Managed Risk Profile 2020 Service Class                                              214,094          (95,126)         118,968
LVIP Managed Risk Profile 2030 Standard Class                                             172,512         (124,427)          48,085
LVIP Managed Risk Profile 2030 Service Class                                              257,848          (97,201)         160,647
LVIP Managed Risk Profile 2040 Standard Class                                              45,386          (38,790)           6,596
LVIP Managed Risk Profile 2040 Service Class                                              274,532          (69,616)         204,916
LVIP Managed Risk Profile 2050 Standard Class                                              55,340          (40,029)          15,311
LVIP Managed Risk Profile 2050 Service Class                                               94,161           (9,072)          85,089
LVIP Managed Risk Profile Conservative Standard Class                                     188,357         (471,312)        (282,955)
LVIP Managed Risk Profile Conservative Service Class                                      176,805         (163,817)          12,988
LVIP Managed Risk Profile Growth Standard Class                                           107,763         (387,321)        (279,558)
LVIP Managed Risk Profile Growth Service Class                                            237,997         (199,462)          38,535
LVIP Managed Risk Profile Moderate Standard Class                                         255,012         (684,760)        (429,748)
LVIP Managed Risk Profile Moderate Service Class                                          309,818         (206,540)         103,278

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                                                                           UNITS       UNITS          NET INCREASE
                                                                                           ISSUED      REDEEMED       (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MFS International Growth Service Class                                                    8,175         (5,803)          2,372
LVIP MFS Value Service Class                                                                  22,234        (42,414)        (20,180)
LVIP Mid-Cap Value Service Class                                                               6,868        (10,632)         (3,764)
LVIP Mondrian International Value Standard Class                                             163,457     (6,600,488)     (6,437,031)
LVIP Mondrian International Value Service Class                                               77,184        (67,738)          9,446
LVIP Money Market Standard Class                                                           5,678,743     (7,689,130)     (2,010,387)
LVIP Money Market Service Class                                                              301,995       (303,283)         (1,288)
LVIP SSgA Bond Index Standard Class                                                           63,286       (207,661)       (144,375)
LVIP SSgA Bond Index Service Class                                                            46,774        (57,798)        (11,024)
LVIP SSgA Developed International 150 Service Class                                              661         (2,515)         (1,854)
LVIP SSgA Emerging Markets 100 Standard Class                                                165,904       (307,834)       (141,930)
LVIP SSgA Emerging Markets 100 Service Class                                                 106,018        (33,711)         72,307
LVIP SSgA Global Tactical Allocation RPM Standard Class                                       51,385       (205,811)       (154,426)
LVIP SSgA Global Tactical Allocation RPM Service Class                                       112,574       (153,624)        (41,050)
LVIP SSgA International Index Standard Class                                                  76,856        (48,829)         28,027
LVIP SSgA International Index Service Class                                                   78,575        (20,373)         58,202
LVIP SSgA Large Cap 100 Service Class                                                          7,238         (1,085)          6,153
LVIP SSgA S&P 500 Index Standard Class                                                    27,740,089     (2,379,890)     25,360,199
LVIP SSgA S&P 500 Index Service Class                                                      3,636,838       (217,003)      3,419,835
LVIP SSgA Small-Cap Index Standard Class                                                   3,661,831       (432,909)      3,228,922
LVIP SSgA Small-Cap Index Service Class                                                      694,584        (76,495)        618,089
LVIP SSgA Small-Mid Cap 200 Service Class                                                      3,245         (5,861)         (2,616)
LVIP T. Rowe Price Growth Stock Service Class                                                    882        (16,166)        (15,284)
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                  845,394     (5,816,407)     (4,971,013)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                    86,135        (30,573)         55,562
LVIP Templeton Growth RPM Service Class                                                        3,624        (17,329)        (13,705)
LVIP UBS Large Cap Growth RPM Standard Class                                                  74,360     (9,238,434)     (9,164,074)
LVIP UBS Large Cap Growth RPM Service Class                                                   22,087        (22,866)           (779)
LVIP Vanguard Domestic Equity ETF Service Class                                              264,307        (56,746)        207,561
LVIP Vanguard International Equity ETF Service Class                                         203,821        (73,034)        130,787
MFS VIT Core Equity Initial Class                                                                 --            (30)            (30)
MFS VIT Total Return Initial Class                                                             4,366        (26,789)        (22,423)
MFS VIT Utilities Initial Class                                                            1,592,672     (8,759,275)     (7,166,603)
MFS VIT Utilities Service Class                                                               65,818        (79,596)        (13,778)
NB AMT Large Cap Value I Class                                                                   113        (10,245)        (10,132)
NB AMT Mid Cap Growth I Class                                                                 65,947    (59,381,866)    (59,315,919)
NB AMT Mid Cap Intrinsic Value I Class                                                           351           (444)            (93)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                           1,066         (2,795)         (1,729)
PIMCO VIT Total Return Administrative Class                                                  531,484       (500,810)         30,674
Putnam VT Global Health Care Class IB                                                            648         (1,547)           (899)
Wells Fargo Advantage VT Intrinsic Value Class 2                                               1,045         (1,295)           (250)
Wells Fargo Advantage VT Omega Growth Class 2                                                    585           (670)            (85)
Wells Fargo Advantage VT Small Cap Growth Class 2                                                318         (4,443)         (4,125)

The change in units outstanding for the year ended December 31, 2012, is as follows:


                                                                                            UNITS      UNITS           NET INCREASE
                                                                                            ISSUED     REDEEMED        (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
ABVPSF Global Thematic Growth Class B                                                      3,802,058     (9,115,212)     (5,313,154)
ABVPSF Growth and Income Class B                                                             256,541       (430,501)       (173,960)
ABVPSF International Value Class B                                                             6,951        (11,611)         (4,660)
ABVPSF Small/Mid Cap Value Class A                                                             3,131         (8,073)         (4,942)
American Century VP Inflation Protection Class I                                             530,462       (589,767)        (59,305)
American Century VP Inflation Protection Class II                                            270,407        (85,440)        184,967
American Century VP International Class I                                                      1,014        (14,457)        (13,443)
American Funds Global Growth Class 2                                                         154,344       (547,494)       (393,150)
American Funds Growth Class 2                                                                417,352    (52,969,135)    (52,551,783)
American Funds Growth-Income Class 2                                                         336,960     (1,404,306)     (1,067,346)
American Funds International Class 2                                                         352,258    (21,046,430)    (20,694,172)
BlackRock Global Allocation V.I. Class I                                                     201,654       (225,476)        (23,822)
BlackRock Global Allocation V.I. Class III                                                   226,512        (56,594)        169,918
Delaware VIP Diversified Income Standard Class                                               175,009     (1,082,061)       (907,052)

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                                                                            UNITS      UNITS           NET INCREASE
                                                                                            ISSUED     REDEEMED        (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Diversified Income Service Class                                                245,722       (172,309)         73,413
Delaware VIP Emerging Markets Service Class                                                   10,612        (19,121)         (8,509)
Delaware VIP High Yield Standard Class                                                       526,629       (378,348)        148,281
Delaware VIP High Yield Service Class                                                        168,662        (69,743)         98,919
Delaware VIP Limited-Term Diversified Income Service Class                                    43,403        (62,324)        (18,921)
Delaware VIP REIT Standard Class                                                           2,132,850     (4,744,888)     (2,612,038)
Delaware VIP REIT Service Class                                                              100,376       (105,686)         (5,310)
Delaware VIP Small Cap Value Service Class                                                   509,314    (10,650,221)    (10,140,907)
Delaware VIP Smid Cap Growth Standard Class                                                  997,519    (10,545,995)     (9,548,476)
Delaware VIP Smid Cap Growth Service Class                                                   131,773        (89,959)         41,814
Delaware VIP U.S. Growth Service Class                                                         2,388         (3,283)           (895)
Delaware VIP Value Standard Class                                                            860,320     (4,890,024)     (4,029,704)
Delaware VIP Value Service Class                                                             153,092        (45,122)        107,970
DWS Alternative Asset Allocation VIP Class A                                                  99,333        (48,288)         51,045
DWS Alternative Asset Allocation VIP Class B                                                  59,364         (6,307)         53,057
DWS Equity 500 Index VIP Class A                                                           1,819,770    (16,581,615)    (14,761,845)
DWS Equity 500 Index VIP Class B                                                             181,527        (75,100)        106,427
DWS Small Cap Index VIP Class A                                                              578,197     (3,392,339)     (2,814,142)
DWS Small Cap Index VIP Class B                                                               50,521        (46,945)          3,576
Fidelity VIP Contrafund Service Class                                                      1,139,361    (13,253,194)    (12,113,833)
Fidelity VIP Contrafund Service Class 2                                                      255,041       (108,871)        146,170
Fidelity VIP Growth Service Class                                                          4,623,799     (9,834,743)     (5,210,944)
Fidelity VIP Growth Service Class 2                                                          106,541        (57,136)         49,405
Fidelity VIP Mid Cap Service Class 2                                                          11,384        (45,859)        (34,475)
FTVIPT Franklin Income Securities Class 2                                                     32,744        (19,721)         13,023
FTVIPT Mutual Shares Securities Class 2                                                       11,690        (38,241)        (26,551)
FTVIPT Templeton Global Bond Securities Class 2                                               15,101        (41,076)        (25,975)
Invesco V.I. Core Equity Series I                                                                 --         (2,198)         (2,198)
Invesco V.I. International Growth Series I                                                         2           (434)           (432)
Janus Aspen Global Research Institutional Class                                               52,371        (31,977)         20,394
LVIP Baron Growth Opportunities Service Class                                                468,209     (6,695,031)     (6,226,822)
LVIP BlackRock Equity Dividend RPM Standard Class                                             45,374    (11,641,441)    (11,596,067)
LVIP BlackRock Equity Dividend RPM Service Class                                              62,076        (46,614)         15,462
LVIP BlackRock Inflation Protected Bond Standard Class                                       160,404        (23,203)        137,201
LVIP BlackRock Inflation Protected Bond Service Class                                         21,677           (357)         21,320
LVIP Capital Growth Service Class                                                             10,680         (7,977)          2,703
LVIP Clarion Global Real Estate Standard Class                                               381,208       (235,409)        145,799
LVIP Clarion Global Real Estate Service Class                                                 91,195        (48,608)         42,587
LVIP Columbia Small-Mid Cap Growth RPM Service Class                                           4,446         (7,051)         (2,605)
LVIP Delaware Bond Standard Class                                                            237,110     (3,363,440)     (3,126,330)
LVIP Delaware Bond Service Class                                                             206,911       (146,169)         60,742
LVIP Delaware Diversified Floating Rate Service Class                                         93,056        (26,095)         66,961
LVIP Delaware Foundation Aggressive Allocation Standard Class                                 67,237     (3,769,287)     (3,702,050)
LVIP Delaware Foundation Aggressive Allocation Service Class                                  63,445        (25,692)         37,753
LVIP Delaware Foundation Conservative Allocation Standard Class                              267,524     (3,994,555)     (3,727,031)
LVIP Delaware Foundation Conservative Allocation Service Class                                59,849        (28,885)         30,964
LVIP Delaware Foundation Moderate Allocation Standard Class                                   77,197        (29,891)         47,306
LVIP Delaware Foundation Moderate Allocation Service Class                                   115,465         (7,769)        107,696
LVIP Delaware Growth and Income Standard Class                                                54,540     (8,190,546)     (8,136,006)
LVIP Delaware Growth and Income Service Class                                                 49,467        (28,180)         21,287
LVIP Delaware Social Awareness Standard Class                                                 41,193     (7,880,566)     (7,839,373)
LVIP Delaware Social Awareness Service Class                                                  99,261        (55,831)         43,430
LVIP Delaware Special Opportunities Standard Class                                            15,265     (2,842,311)     (2,827,046)
LVIP Delaware Special Opportunities Service Class                                             85,379        (88,639)         (3,260)
LVIP Global Income Standard Class                                                            137,466       (132,008)          5,458
LVIP Global Income Service Class                                                              90,330        (43,749)         46,581
LVIP JPMorgan Mid Cap Value RPM Service Class                                                  3,714         (5,006)         (1,292)
LVIP Managed Risk Profile 2010 Standard Class                                                 86,838       (138,248)        (51,410)
LVIP Managed Risk Profile 2010 Service Class                                                  35,819        (28,467)          7,352
LVIP Managed Risk Profile 2020 Standard Class                                                264,565       (302,397)        (37,832)
LVIP Managed Risk Profile 2020 Service Class                                                 228,526        (65,481)        163,045
LVIP Managed Risk Profile 2030 Standard Class                                                139,733       (102,324)         37,409

LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C


                                                                                            UNITS      UNITS           NET INCREASE
                                                                                            ISSUED     REDEEMED        (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
LVIP Managed Risk Profile 2030 Service Class                                                 276,549        (41,821)        234,728
LVIP Managed Risk Profile 2040 Standard Class                                                 42,409        (37,613)          4,796
LVIP Managed Risk Profile 2040 Service Class                                                 275,495        (57,489)        218,006
LVIP Managed Risk Profile 2050 Standard Class                                                  9,256           (964)          8,292
LVIP Managed Risk Profile 2050 Service Class                                                  43,618         (4,296)         39,322
LVIP Managed Risk Profile Conservative Standard Class                                        167,466       (379,165)       (211,699)
LVIP Managed Risk Profile Conservative Service Class                                         186,096       (164,160)         21,936
LVIP Managed Risk Profile Growth Standard Class                                              153,622       (460,517)       (306,895)
LVIP Managed Risk Profile Growth Service Class                                               326,413       (145,640)        180,773
LVIP Managed Risk Profile Moderate Standard Class                                            397,177       (642,544)       (245,367)
LVIP Managed Risk Profile Moderate Service Class                                             388,930       (182,866)        206,064
LVIP MFS International Growth Service Class                                                    2,121        (13,604)        (11,483)
LVIP MFS Value Service Class                                                                  10,743        (41,956)        (31,213)
LVIP Mid-Cap Value Service Class                                                                 700         (4,147)         (3,447)
LVIP Mondrian International Value Standard Class                                              84,638     (9,011,730)     (8,927,092)
LVIP Mondrian International Value Service Class                                               91,571        (67,900)         23,671
LVIP Money Market Standard Class                                                           4,410,616     (8,410,819)     (4,000,203)
LVIP Money Market Service Class                                                              271,440       (284,343)        (12,903)
LVIP SSgA Bond Index Standard Class                                                          122,017       (283,557)       (161,540)
LVIP SSgA Bond Index Service Class                                                            55,714        (31,539)         24,175
LVIP SSgA Developed International 150 Service Class                                              969         (1,175)           (206)
LVIP SSgA Emerging Markets 100 Standard Class                                                330,277       (364,242)        (33,965)
LVIP SSgA Emerging Markets 100 Service Class                                                 113,981        (38,886)         75,095
LVIP SSgA Global Tactical Allocation RPM Standard Class                                       53,317       (179,494)       (126,177)
LVIP SSgA Global Tactical Allocation RPM Service Class                                       137,821        (94,184)         43,637
LVIP SSgA International Index Standard Class                                                  58,920        (23,841)         35,079
LVIP SSgA International Index Service Class                                                   21,367        (13,871)          7,496
LVIP SSgA Large Cap 100 Service Class                                                          1,274        (12,615)        (11,341)
LVIP SSgA S&P 500 Index Standard Class                                                       324,444       (354,951)        (30,507)
LVIP SSgA S&P 500 Index Service Class                                                        149,919        (43,219)        106,700
LVIP SSgA Small-Cap Index Standard Class                                                     158,814       (149,921)          8,893
LVIP SSgA Small-Cap Index Service Class                                                       39,686        (45,091)         (5,405)
LVIP SSgA Small-Mid Cap 200 Service Class                                                      2,178         (7,553)         (5,375)
LVIP T. Rowe Price Growth Stock Service Class                                                 15,360         (9,096)          6,264
LVIP T. Rowe Price Structured Mid-Cap Growth Standard Class                                  843,608     (9,497,698)     (8,654,090)
LVIP T. Rowe Price Structured Mid-Cap Growth Service Class                                    75,661        (51,022)         24,639
LVIP Templeton Growth RPM Service Class                                                        2,125         (3,641)         (1,516)
LVIP UBS Large Cap Growth RPM Standard Class                                                 135,792    (11,375,784)    (11,239,992)
LVIP UBS Large Cap Growth RPM Service Class                                                   29,277        (14,684)         14,593
LVIP Vanguard Domestic Equity ETF Service Class                                              222,674        (54,315)        168,359
LVIP Vanguard International Equity ETF Service Class                                         190,253        (56,356)        133,897
MFS VIT Core Equity Initial Class                                                                 --            (27)            (27)
MFS VIT Total Return Initial Class                                                             9,571        (16,073)         (6,502)
MFS VIT Utilities Initial Class                                                              501,787    (12,527,476)    (12,025,689)
MFS VIT Utilities Service Class                                                               95,024        (68,677)         26,347
NB AMT Large Cap Value I Class                                                                    87        (25,482)        (25,395)
NB AMT Mid Cap Growth I Class                                                                515,435    (10,520,300)    (10,004,865)
NB AMT Mid Cap Intrinsic Value I Class                                                            15         (4,049)         (4,034)
PIMCO VIT CommodityRealReturn Strategy Advisor Class                                             894         (1,493)           (599)
PIMCO VIT Total Return Administrative Class                                                1,194,177       (208,336)        985,841
Putnam VT Global Health Care Class IB                                                            190           (900)           (710)
Wells Fargo Advantage VT Intrinsic Value Class 2                                               2,162         (3,157)           (995)
Wells Fargo Advantage VT Omega Growth Class 2                                                  1,257         (5,442)         (4,185)
Wells Fargo Advantage VT Small Cap Growth Class 2                                              1,607         (4,906)         (3,299)


7. SUBSEQUENT EVENT

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors of The Lincoln National Life Insurance Company
     and
Contract Owners of Lincoln National Variable Annuity Account C

We have audited the accompanying statements of assets and liabilities of Lincoln National Variable Annuity Account C ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln National Variable Annuity Account C at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


/s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
April 1, 2014

                                     PART A

The prospectus for the Multi-Fund(R) variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 47 (File No. 033-25990) filed on April 19, 2013.

                                     PART B

The Statement of Additional Information for the Multi-Fund(R) variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 47 (File No. 033-25990) filed on April 19, 2013.

                  Lincoln National Variable Annuity Account C

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 47 (File No. 033-25990) filed on April 19, 2013.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2013
     Statement of Operations - Year ended December 31, 2013
     Statements of Changes in Net Assets - Years ended December 31, 2013 and
     2012
     Notes to Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2013 and 2012 Consolidated Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011
     Consolidated Statements of Stockholders' Equity - Years ended December 31, 2013, 2012 and 2011
     Consolidated Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011
     Notes to Consolidated Financial Statements - December 31, 2013
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on April 22, 1999.

(2) Not Applicable.

(3)(a) Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.

   (b) Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

   (c) Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.

   (d) Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

(4)(a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

     (b) Multi-Fund - Single premium contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August
   22, 1998.

   (c) Multi-Fund 1 - Periodic contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (d) Multi-Fund 2 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (e) Multi-Fund 3 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 033-25990) filed on August 22, 1998.

   (f) Multi-Fund 4 - Flexible contract incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (g) Contract Rider - Multi-Fund 2 and Multi-Fund 3 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-25990) filed on February 28, 1997.

   (h) Contract Rider - Multi-Fund 4 incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 033-25990) filed on February 28, 1997.

   (i) Variable Annuity Amendment Multi-Fund 1 incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 033-25990) filed on April 11, 2001.

   (j) i4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-25990) filed on October 11, 2002.

   (k) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 033-25990) filed on October 11, 2002.

   (l) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (m) i4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (n) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (o) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (p) Roth IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8, 2003.

   (q) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 33-25990) filed on April 8, 2003.


   (r) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 033-25990) filed on April 8,
   2003.

   (s) Lincoln SmartSecurity Advantage 1 Year Reset Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective No. 15 (File No. 333-18419) filed on May 28, 2004.

   (t) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-18419) filed on April 22, 2003.

   (u) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (v) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (w) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (x) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (y) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
   2006.

   (z) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (aa) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (bb) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 033-25990) filed on December
21, 2006.

   (cc) Variable Annuity Payment Option Rider (I4LA-EMI 3/07) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 033-25990) filed on April 17, 2007.

   (dd) Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ee) Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (ff) Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

   (gg) Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment no. 26 (File No. 333-63505) filed on April 3, 2009.

   (hh) Variable Annuity Amendment (AR 516 1/09) incorporated herein by reference to Post-Effective Amendment No. 36 (File No. 033-25990) filed on April 3, 2009.

   (ii) SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on November 20, 2009.

   (jj) Variable Annuity Living Benefits Rider (LINC 2.0) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (kk) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (ll) Contract Benefit Data (CBD 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (mm) Variable Annuity Payment Option Rider (I4LA-NQ 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

   (nn) Variable Annuity Payment Option Rider (I4LA-Q 8/10) incorporated herein by reference to Post-Effective Amendment No. 44 (File No. 333-40937) filed on October 28, 2010.

(5)(a) Deferred Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (b) 403(b) Annuity Application incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

   (c) Application (Form 28316 2/99) incorporated herein by reference to Post-Effective Amendment No. 31 (File No. 033-25990) filed on April 17, 2007.

(6)(a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

   (b) By-Laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7) Amended and Restated Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:
(i) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.
(ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(iii) DWS Investments VIT Funds Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (iv) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

     (v) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(vi) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.
(vii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (ix) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on
April 1, 2008.
(x) Fidelity Variable Insurance Products incorporated herein by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-146507) filed on April 3, 2012.

     (xi) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(xii) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.

     (c) Rule 22c-2 Agreements between The Lincoln National Life Insurance Company and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
2008.

     (ii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

     (iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (v) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

     (vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
2008.

     (viii) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.

     (ix) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 033-25990) filed on April 24, 1997.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 47 (File No. 033-25990) filed on April 19, 2013.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account C as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name                          Positions and Offices with Depositor
---------------------------   --------------------------------------------------------------------
Charles A. Brawley, III**     Vice President and Secretary
Ellen Cooper**                Executive Vice President, Chief Investment Officer and Director
Chuck C. Cornelio***          Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**           Senior Vice President and Treasurer
Randal J. Freitag**           Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**             President and Director
Mark E. Konen**               Executive Vice President and Director
Keith J. Ryan*                Vice President and Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana
   46802

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 301,164 contract owners under Account C.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life or Company) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life &

   Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                        Positions and Offices with Underwriter
-------------------------   -------------------------------------------------------------
Patrick J. Caulfield**      Vice President and Chief Compliance Officer
Jeffrey D. Coutts*          Senior Vice President and Treasurer
Wilford H. Fuller*          President, Chief Executive Officer and Director
David M. Kittredge*         Senior Vice President
Elizabeth M. O'Brien*       Director
Thomas P. O'Neill*          Senior Vice President and Director
Nancy A. Smith*             Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester
   Road, Radnor, PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103


     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 48 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 1st day of April, 2014.


      Lincoln National Variable Annuity Account C (Registrant)
      Multi-Fund (Reg. TM)
      By:   /s/ Robert M. Melia
            ------------------------------------
            Robert M. Melia
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ John D. Weber
            ------------------------------------
            John D. Weber
            (Signature-Officer of Depositor)
            Senior Vice President, The Lincoln National Life Insurance
            Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 1, 2014.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Vice President and Director
------------------------------
Keith J. Ryan
*By: /s/ John D. Weber           Pursuant to a Power of Attorney
 ---------------------------
  John D. Weber